UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSRS for the period ended October 31, 2017, filed with the Securities and Exchange Commission on January 9, 2018 (Accession Number 0001193125-18-007074). The sole purpose of this amendment is to correct the fund market total returns presented in the Fund Performance Overview for the iShares Transportation Average ETF, iShares International Select Dividend ETF, iShares Cohen & Steers REIT ETF, and iShares U.S. Industrials ETF within Item 1, Reports to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSRS filing.

Item 1.	Reports to Stockholders.

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Dividend Growth ETF | DGRO | NYSE Arca
➢	iShares Core High Dividend ETF | HDV | NYSE Arca
➢	iShares International Select Dividend ETF | IDV | Cboe BZX
➢	iShares Select Dividend ETF | DVY | NASDAQ

Fund Performance Overview

iSHARES® CORE DIVIDEND GROWTH ETF

Performance as of October 31, 2017

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 9.00%, net of fees, while the total return for the Index was 9.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.53%	24.52%	24.59%	24.53%	24.52%	24.59%
Since Inception	11.16%	11.17%	11.21%	43.22%	43.25%	43.36%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.00	$0.42	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*
Information Technology	18.28%
Financials	16.84
Health Care	16.04
Industrials	12.59
Consumer Staples	12.26
Consumer Discretionary	10.90
Materials	5.29
Energy	3.96
Utilities	3.82
Real Estate	0.01
Telecommunication Services	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*
Microsoft Corp.	3.23%
Exxon Mobil Corp.	3.03
Johnson & Johnson	3.02
Apple Inc.	2.99
Pfizer Inc.	2.91
JPMorgan Chase & Co.	2.90
Wells Fargo & Co.	2.89
Procter & Gamble Co. (The)	2.41
Cisco Systems Inc.	2.29
Coca-Cola Co. (The)	2.10

TOTAL	27.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® CORE HIGH DIVIDEND ETF

Performance as of October 31, 2017

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 4.69%, net of fees, while the total return for the Index was 4.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.79%	11.77%	11.85%	11.79%	11.77%	11.85%
5 Years	11.03%	11.01%	11.24%	68.70%	68.59%	70.35%
Since Inception	12.02%	12.02%	12.32%	111.40%	111.36%	115.04%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.90	$0.41	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Consumer Staples	21.74%
Energy	19.22
Telecommunication Services	13.46
Information Technology	12.69
Health Care	11.11
Financials	7.43
Utilities	7.06
Industrials	4.06
Consumer Discretionary	2.37
Materials	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	8.98%
AT&T Inc.	7.20
Verizon Communications Inc.	6.25
Chevron Corp.	5.52
Pfizer Inc.	5.13
Wells Fargo & Co.	5.10
Procter & Gamble Co. (The)	4.26
Intel Corp.	4.24
Cisco Systems Inc.	4.04
Philip Morris International Inc.	3.71

TOTAL	54.43%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

Performance as of October 31, 2017

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 7.83%, net of fees, while the total return for the Index was 7.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.66%	19.82%	20.00%	19.66%	19.82%	20.00%
5 Years	5.66%	5.60%	5.86%	31.69%	31.30%	32.95%
10 Years	0.61%	0.41%	0.73%	6.28%	4.16%	7.54%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.30	$2.62	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	31.76%
Utilities	12.08
Energy	11.66
Consumer Discretionary	10.06
Telecommunication Services	9.62
Industrials	7.85
Health Care	6.58
Consumer Staples	4.28
Materials	2.93
Information Technology	2.58
Real Estate	0.60

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/17

Country	Percentage of Total Investments*

United Kingdom	23.85%
Australia	15.80
France	10.16
Italy	7.93
Canada	6.69
Finland	5.74
Spain	4.86
Sweden	3.90
Switzerland	3.85
New Zealand	3.56

TOTAL	86.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® SELECT DIVIDEND ETF

Performance as of October 31, 2017

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 5.18%, net of fees, while the total return for the Index was 5.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.33%	16.31%	16.82%	16.33%	16.31%	16.82%
5 Years	14.03%	14.03%	14.47%	92.80%	92.81%	96.53%
10 Years	6.98%	7.00%	7.63%	96.39%	96.77%	108.69%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.80	$2.02	$1,000.00	$1,023.20	$1.99	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Utilities	29.90%
Consumer Discretionary	14.42
Financials	14.11
Industrials	11.45
Energy	9.32
Consumer Staples	7.88
Materials	7.13
Health Care	2.46
Telecommunication Services	1.70
Information Technology	1.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Lockheed Martin Corp.	4.17%
CME Group Inc.	3.26
McDonald’s Corp.	2.44
NextEra Energy Inc.	2.34
Chevron Corp.	2.27
Caterpillar Inc.	2.23
Entergy Corp.	2.04
Philip Morris International Inc.	1.98
DTE Energy Co.	1.81
Sempra Energy	1.78

TOTAL	24.32%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 3.94%
Boeing Co. (The)	114,318	$29,491,758
BWX Technologies Inc.	7,128	427,110
General Dynamics Corp.	40,464	8,213,383
HEICO Corp.	657	59,577
HEICO Corp. Class A	993	75,567
Huntington Ingalls Industries Inc.	4,412	1,027,246
L3 Technologies Inc.	11,059	2,070,024
Lockheed Martin Corp.	51,447	15,853,907
Northrop Grumman Corp.	22,357	6,607,164
Raytheon Co.	43,678	7,870,775
United Technologies Corp.	161,312	19,318,725

		91,015,236
AIR FREIGHT & LOGISTICS — 1.22%
CH Robinson Worldwide Inc.	29,577	2,322,682
Expeditors International of Washington Inc.	23,290	1,359,670
FedEx Corp.	19,829	4,477,587
United Parcel Service Inc. Class B	170,802	20,074,359

		28,234,298
AIRLINES — 0.11%
Southwest Airlines Co.	45,442	2,447,506

		2,447,506
AUTO COMPONENTS — 0.19%
Autoliv Inc.	16,363	2,043,084
Gentex Corp.	54,325	1,054,448
Lear Corp.	7,712	1,354,150

		4,451,682
AUTOMOBILES — 0.12%
Harley-Davidson Inc.	45,544	2,156,053
Thor Industries Inc.	5,000	681,100

		2,837,153
BANKS — 9.05%
Associated Banc-Corp.	29,559	747,843
Bank of the Ozarks Inc.	18,453	860,279
BB&T Corp.	201,281	9,911,076
BOK Financial Corp.	4,953	428,286
Chemical Financial Corp.	15,556	819,646
Columbia Banking System Inc.	12,307	535,478
Comerica Inc.	23,342	1,833,981
Commerce Bancshares Inc./MO	13,106	762,245
Community Bank System Inc.	11,374	628,868

Security	Shares	Value
Cullen/Frost Bankers Inc.	13,536	$1,333,296
First Financial Bankshares Inc.	11,267	514,339
First Horizon National Corp.	44,335	832,168
First Republic Bank/CA	9,623	937,280
Home BancShares Inc./AR	22,598	508,003
Hope Bancorp Inc.	37,793	697,281
Huntington Bancshares Inc./OH	237,723	3,280,577
Independent Bank Corp./Rockland MA	4,675	337,068
JPMorgan Chase & Co.	663,692	66,774,052
KeyCorp	208,370	3,802,752
LegacyTexas Financial Group Inc.	5,273	210,340
MB Financial Inc.	15,812	726,403
Old National Bancorp./IN	38,033	692,201
People’s United Financial Inc.	123,639	2,307,104
PNC Financial Services Group Inc. (The)[a]	98,860	13,523,059
Prosperity Bancshares Inc.	14,271	938,746
Simmons First National Corp. Class A	5,553	320,408
South State Corp.	4,316	388,656
SunTrust Banks Inc.	121,445	7,312,203
TowneBank/Portsmouth VA	9,448	316,508
U.S. Bancorp.	297,192	16,161,301
UMB Financial Corp.	6,186	454,857
Umpqua Holdings Corp.	70,459	1,441,591
Union Bankshares Corp.	10,345	357,006
Webster Financial Corp.	18,319	1,007,362
Wells Fargo & Co.	1,187,326	66,656,482
WesBanco Inc.	10,395	419,958
Westamerica Bancorp.	7,254	422,400

		209,201,103
BEVERAGES — 3.91%
Brown-Forman Corp. Class A	7,042	403,718
Brown-Forman Corp. Class B	22,718	1,295,380
Coca-Cola Co. (The)	1,050,500	48,301,990
Dr Pepper Snapple Group Inc.	39,048	3,344,852
PepsiCo Inc.	335,973	37,034,304

		90,380,244
BIOTECHNOLOGY — 2.97%
AbbVie Inc.	450,105	40,621,976
Amgen Inc.	159,931	28,023,110

		68,645,086
BUILDING PRODUCTS — 0.43%
AO Smith Corp.	12,893	763,266

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
Apogee Enterprises Inc.	3,628	$173,164
Johnson Controls International PLC	200,229	8,287,478
Lennox International Inc.	4,174	797,777

		10,021,685
CAPITAL MARKETS — 3.47%
Ameriprise Financial Inc.	31,417	4,918,017
Bank of New York Mellon Corp. (The)	164,565	8,466,869
BlackRock Inc.[a]	25,536	12,023,115
Cboe Global Markets Inc.	10,189	1,151,968
CME Group Inc.	59,492	8,160,518
Cohen & Steers Inc.	5,498	239,108
Eaton Vance Corp. NVS	24,517	1,237,373
Evercore Inc. Class A	6,690	535,869
FactSet Research Systems Inc.	4,784	908,338
Franklin Resources Inc.	53,972	2,273,840
Goldman Sachs Group Inc. (The)	41,942	10,170,096
Invesco Ltd.	125,526	4,492,576
Janus Henderson Group PLC	59,423	2,064,949
Legg Mason Inc.	23,193	885,509
MarketAxess Holdings Inc.	2,541	442,134
Moody’s Corp.	16,097	2,292,374
Morningstar Inc.	1,967	167,608
Northern Trust Corp.	35,469	3,317,061
S&P Global Inc.	23,769	3,719,135
SEI Investments Co.	11,503	742,059
State Street Corp.	52,878	4,864,776
T Rowe Price Group Inc.	56,381	5,237,795
TD Ameritrade Holding Corp.	36,230	1,811,138

		80,122,225
CHEMICALS — 4.44%
Air Products & Chemicals Inc.	48,786	7,777,952
Albemarle Corp.	10,294	1,450,322
Ashland Global Holdings Inc.	8,176	555,804
Balchem Corp.	1,606	135,370
Cabot Corp.	13,055	795,833
Celanese Corp. Series A	22,245	2,320,376
DowDuPont Inc.	562,403	40,667,361
Eastman Chemical Co.	29,602	2,688,158
Ecolab Inc.	25,112	3,281,134
FMC Corp.	8,912	827,568
HB Fuller Co.	5,148	292,767
International Flavors & Fragrances Inc.	12,406	1,828,892

Security	Shares	Value
LyondellBasell Industries NV Class A	108,354	$11,217,890
Monsanto Co.	68,668	8,315,695
NewMarket Corp.	1,380	552,538
PolyOne Corp.	10,774	496,358
PPG Industries Inc.	37,754	4,388,525
Praxair Inc.	58,211	8,505,791
Quaker Chemical Corp.	1,321	205,178
RPM International Inc.	28,318	1,510,199
Scotts Miracle-Gro Co. (The) Class A	8,131	810,010
Sensient Technologies Corp.	6,518	495,694
Sherwin-Williams Co. (The)	6,966	2,752,615
Valvoline Inc.	16,493	396,162
Westlake Chemical Corp.	3,360	285,297

		102,553,489
COMMERCIAL SERVICES & SUPPLIES — 0.58%
ABM Industries Inc.	7,630	320,231
Brady Corp. Class A	10,759	409,380
Cintas Corp.	7,389	1,101,256
Healthcare Services Group Inc.	9,619	508,749
Herman Miller Inc.	11,097	372,859
HNI Corp.	12,230	418,511
Matthews International Corp. Class A	3,340	209,919
MSA Safety Inc.	5,955	473,422
Republic Services Inc.	38,783	2,523,610
Rollins Inc.	8,925	391,897
Steelcase Inc. Class A	29,834	434,085
Waste Management Inc.	76,987	6,326,022

		13,489,941
COMMUNICATIONS EQUIPMENT — 2.51%
Cisco Systems Inc.	1,546,521	52,813,692
Harris Corp.	17,683	2,463,596
Motorola Solutions Inc.	30,433	2,755,404

		58,032,692
CONSUMER FINANCE — 0.60%
American Express Co.	93,723	8,952,421
Discover Financial Services	75,472	5,021,152

		13,973,573
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	8,448	735,567
Avery Dennison Corp.	14,788	1,570,042
Bemis Co. Inc.	22,306	1,004,216

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
Packaging Corp. of America	18,160	$2,111,463
Silgan Holdings Inc.	8,227	240,640
Sonoco Products Co.	27,307	1,414,230
WestRock Co.	60,995	3,740,823

		10,816,981
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	5,726	195,027
Genuine Parts Co.	39,565	3,490,820
Pool Corp.	5,350	646,173

		4,332,020
DIVERSIFIED CONSUMER SERVICES — 0.05%
Adtalem Global Education Inc.	6,359	234,965
Service Corp. International/U.S.	24,603	872,422

		1,107,387
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
ATN International Inc.	2,288	124,215

		124,215
ELECTRIC UTILITIES — 1.97%
ALLETE Inc.	12,222	957,594
Alliant Energy Corp.	58,292	2,521,712
Edison International	75,684	6,050,936
El Paso Electric Co.	8,527	490,302
Eversource Energy	81,993	5,136,042
IDACORP Inc.	10,581	973,769
MGE Energy Inc.	6,329	418,030
NextEra Energy Inc.	105,537	16,365,623
Pinnacle West Capital Corp.	28,010	2,456,757
PNM Resources Inc.	15,943	691,926
Portland General Electric Co.	22,401	1,069,424
Westar Energy Inc.	38,460	2,056,841
Xcel Energy Inc.	125,651	6,222,237

		45,411,193
ELECTRICAL EQUIPMENT — 0.71%
AZZ Inc.	3,265	156,067
Eaton Corp. PLC	127,258	10,183,185
Hubbell Inc.	11,941	1,502,417
Regal Beloit Corp.	5,603	454,683
Rockwell Automation Inc.	20,550	4,126,851

		16,423,203
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.60%
Amphenol Corp. Class A	20,704	1,801,248
AVX Corp.	10,651	200,665
Corning Inc.	167,009	5,229,052

Security	Shares	Value
FLIR Systems Inc.	18,941	$886,817
Littelfuse Inc.	1,476	308,484
TE Connectivity Ltd.	60,866	5,536,980

		13,963,246
FOOD & STAPLES RETAILING — 3.02%
Casey’s General Stores Inc.	3,223	369,259
Costco Wholesale Corp.	47,024	7,574,626
CVS Health Corp.	216,371	14,827,905
Kroger Co. (The)	169,543	3,509,540
Sysco Corp.	103,230	5,741,652
Wal-Mart Stores Inc.	316,894	27,668,015
Walgreens Boots Alliance Inc.	153,166	10,150,311

		69,841,308
FOOD PRODUCTS — 1.53%
Archer-Daniels-Midland Co.	144,608	5,910,129
Bunge Ltd.	29,169	2,006,244
General Mills Inc.	175,892	9,132,313
Hershey Co. (The)	30,020	3,187,524
Hormel Foods Corp.	51,349	1,600,035
Ingredion Inc.	10,033	1,257,636
J&J Snack Foods Corp.	1,785	237,708
JM Smucker Co. (The)	28,393	3,011,078
Kellogg Co.	67,426	4,216,148
Lancaster Colony Corp.	3,117	390,311
McCormick & Co. Inc./MD NVS	19,531	1,943,920
Tyson Foods Inc. Class A	34,228	2,495,563

		35,388,609
GAS UTILITIES — 0.34%
Atmos Energy Corp.	19,023	1,659,567
National Fuel Gas Co.	21,036	1,221,140
New Jersey Resources Corp.	17,909	796,055
Southwest Gas Holdings Inc.	10,367	854,137
Spire Inc.	11,500	907,925
UGI Corp.	30,941	1,480,836
WGL Holdings Inc.	10,873	931,816

		7,851,476
HEALTH CARE EQUIPMENT & SUPPLIES — 2.54%
Abbott Laboratories	305,810	16,584,076
Baxter International Inc.	43,707	2,817,790
Becton Dickinson and Co.	28,382	5,922,472
C.R. Bard Inc.	2,013	658,392
Cantel Medical Corp.	764	74,933
DENTSPLY SIRONA Inc.	12,444	759,955
Hill-Rom Holdings Inc.	5,574	449,878

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
Medtronic PLC	265,235	$21,356,722
ResMed Inc.	21,890	1,842,700
STERIS PLC	10,510	980,898
Stryker Corp.	33,069	5,121,396
West Pharmaceutical Services Inc.	3,957	401,240
Zimmer Biomet Holdings Inc.	14,470	1,759,842

		58,730,294
HEALTH CARE PROVIDERS & SERVICES — 1.95%
AmerisourceBergen Corp.	25,002	1,923,904
Anthem Inc.	29,876	6,250,358
Cardinal Health Inc.	72,721	4,501,430
Chemed Corp.	931	208,013
Humana Inc.	7,726	1,972,834
McKesson Corp.	16,163	2,228,554
Owens & Minor Inc.	14	344
Patterson Companies Inc.	260	9,620
Quest Diagnostics Inc.	19,516	1,830,211
UnitedHealth Group Inc.	124,265	26,122,988

		45,048,256
HOTELS, RESTAURANTS & LEISURE — 2.60%
Brinker International Inc.	104	3,195
Cheesecake Factory Inc. (The)	196	8,769
Cracker Barrel Old Country Store Inc.	6,969	1,088,070
Darden Restaurants Inc.	34,381	2,828,525
Dunkin’ Brands Group Inc.	19,422	1,147,258
Marriott International Inc./MD Class A	34,597	4,133,650
McDonald’s Corp.	163,583	27,303,638
Royal Caribbean Cruises Ltd.	23,708	2,934,339
Starbucks Corp.	225,992	12,393,401
Texas Roadhouse Inc.	10,829	541,558
Vail Resorts Inc.	6,395	1,464,583
Wendy’s Co. (The)	30,927	470,400
Wyndham Worldwide Corp.	20,835	2,226,220
Yum! Brands Inc.	46,278	3,445,397

		59,989,003
HOUSEHOLD DURABLES — 0.19%
Leggett & Platt Inc.	35,343	1,670,310
Whirlpool Corp.	16,129	2,644,027

		4,314,337
HOUSEHOLD PRODUCTS — 3.62%
Church & Dwight Co. Inc.	32,923	1,487,132
Clorox Co. (The)	27,073	3,425,547

Security	Shares	Value
Colgate-Palmolive Co.	167,658	$11,811,506
Kimberly-Clark Corp.	96,938	10,906,494
Procter & Gamble Co. (The)	644,637	55,657,959
WD-40 Co.	2,294	254,290

		83,542,928
INDUSTRIAL CONGLOMERATES — 2.06%
3M Co.	117,998	27,161,960
Carlisle Companies Inc.	8,609	945,526
Honeywell International Inc.	126,250	18,200,200
Roper Technologies Inc.	5,334	1,377,079

		47,684,765
INSURANCE — 3.60%
Aflac Inc.	70,910	5,948,640
Allstate Corp. (The)	52,082	4,888,416
American Equity Investment Life Holding Co.	2,309	68,139
American Financial Group Inc./OH	7,724	814,805
AmTrust Financial Services Inc.	47,385	595,156
Aon PLC	22,283	3,196,051
Arthur J Gallagher & Co.	41,237	2,611,539
Aspen Insurance Holdings Ltd.	11,754	504,247
Assurant Inc.	10,957	1,102,822
Assured Guaranty Ltd.	14,954	554,793
Axis Capital Holdings Ltd.	19,782	1,075,943
Brown & Brown Inc.	12,104	603,263
Chubb Ltd.	81,645	12,313,699
Cincinnati Financial Corp.	33,853	2,375,465
CNO Financial Group Inc.	2,808	67,308
Erie Indemnity Co. Class A	4,245	512,796
FBL Financial Group Inc. Class A	2,515	194,535
First American Financial Corp.	26,959	1,467,109
FNF Group	50,819	1,901,647
Horace Mann Educators Corp.	11,537	505,321
Lincoln National Corp.	32,588	2,469,519
Marsh & McLennan Companies Inc.	82,845	6,704,646
Primerica Inc.	4,404	389,754
Principal Financial Group Inc.	70,225	4,624,316
Prudential Financial Inc.	108,308	11,963,702
Reinsurance Group of America Inc.	6,950	1,038,191
RenaissanceRe Holdings Ltd.	3,554	491,731
RLI Corp.	5,551	328,008
Torchmark Corp.	7,526	633,162
Travelers Companies Inc. (The)	57,443	7,608,325
Unum Group	37,092	1,930,268

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
Validus Holdings Ltd.	22,967	$1,196,121
WR Berkley Corp.	7,496	514,076
XL Group Ltd.	50,309	2,036,005

		83,229,518
INTERNET & DIRECT MARKETING RETAIL — 0.05%
Expedia Inc.	8,783	1,094,889

		1,094,889
INTERNET SOFTWARE & SERVICES — 0.03%
j2 Global Inc.	8,947	663,331

		663,331
IT SERVICES — 4.16%
Accenture PLC Class A	96,994	13,808,066
Automatic Data Processing Inc.	79,747	9,271,386
Booz Allen Hamilton Holding Corp.	25,400	959,866
Broadridge Financial Solutions Inc.	16,965	1,457,633
Convergys Corp.	14,319	368,428
Fidelity National Information Services Inc.	35,572	3,299,659
International Business Machines Corp.	307,253	47,335,397
Jack Henry & Associates Inc.	8,149	897,449
Mastercard Inc. Class A	52,647	7,832,294
Visa Inc. Class A	99,473	10,940,041

		96,170,219
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	23,621	2,187,068
Polaris Industries Inc.	11,729	1,389,066

		3,576,134
MACHINERY — 1.82%
Albany International Corp. Class A	3,394	204,828
Barnes Group Inc.	4,216	274,419
Cummins Inc.	36,344	6,428,527
Donaldson Co. Inc.	17,762	838,544
Dover Corp.	29,045	2,773,507
Flowserve Corp.	21,697	956,187
Franklin Electric Co. Inc.	4,237	192,784
Graco Inc.	6,160	811,826
Hillenbrand Inc.	13,137	519,568
IDEX Corp.	8,415	1,078,887
Illinois Tool Works Inc.	50,074	7,837,583
Ingersoll-Rand PLC	41,028	3,635,081
ITT Inc.	10,135	472,696
Kennametal Inc.	16,319	712,324
Lincoln Electric Holdings Inc.	8,823	808,804

Security	Shares	Value
Nordson Corp.	4,926	$624,075
PACCAR Inc.	45,940	3,295,276
Pentair PLC	31,641	2,229,425
Snap-on Inc.	9,580	1,511,532
Stanley Black & Decker Inc.	23,085	3,729,382
Toro Co. (The)	11,193	703,480
Trinity Industries Inc.	23,650	769,098
Wabtec Corp./DE	5,351	409,352
Xylem Inc./NY	17,807	1,184,700

		42,001,885
MARINE — 0.00%
Matson Inc.	148	4,030

		4,030
MEDIA — 2.63%
CBS Corp. Class B NVS	36,074	2,024,473
Comcast Corp. Class A	611,815	22,043,694
John Wiley & Sons Inc. Class A	9,528	520,705
Meredith Corp.	12,698	672,994
Omnicom Group Inc.	59,162	3,975,095
Scripps Networks Interactive Inc. Class A	11,741	977,791
Sinclair Broadcast Group Inc. Class A	16,688	529,010
Time Warner Inc.	105,660	10,385,321
Walt Disney Co. (The)	201,654	19,723,778

		60,852,861
METALS & MINING — 0.36%
Compass Minerals International Inc.	3,798	249,149
Kaiser Aluminum Corp.	3,132	310,632
Nucor Corp.	74,364	4,300,470
Reliance Steel & Aluminum Co.	15,316	1,176,881
Royal Gold Inc.	6,037	507,772
Steel Dynamics Inc.	37,157	1,382,612
Worthington Industries Inc.	6,608	300,664

		8,228,180
MULTI-UTILITIES — 1.30%
Avista Corp.	15,213	794,727
Black Hills Corp.	11,784	769,024
CMS Energy Corp.	66,386	3,211,091
DTE Energy Co.	45,152	4,987,490
MDU Resources Group Inc.	48,018	1,313,292
NiSource Inc.	72,590	1,914,198
NorthWestern Corp.	14,194	841,420

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
SCANA Corp.	49,747	$2,146,086
Sempra Energy	60,004	7,050,470
Vectren Corp.	18,303	1,247,167
WEC Energy Group Inc.	85,272	5,746,480

		30,021,445
MULTILINE RETAIL — 0.79%
Dillard’s Inc. Class A	1,243	63,144
Kohl’s Corp.	74,743	3,121,268
Macy’s Inc.	176,958	3,319,732
Target Corp.	198,441	11,715,957

		18,220,101
OIL, GAS & CONSUMABLE FUELS — 3.95%
Andeavor	29,203	3,102,527
Exxon Mobil Corp.	837,643	69,817,544
Marathon Petroleum Corp.	118,526	7,080,743
Phillips 66	122,701	11,175,607

		91,176,421
PAPER & FOREST PRODUCTS — 0.01%
Neenah Paper Inc.	2,797	242,780

		242,780
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	24,007	2,684,222
Nu Skin Enterprises Inc. Class A	10,103	642,652

		3,326,874
PHARMACEUTICALS — 8.54%
Bristol-Myers Squibb Co.	363,202	22,395,035
Johnson & Johnson	498,867	69,547,049
Merck & Co. Inc.	682,794	37,615,121
Perrigo Co. PLC	9,535	772,240
Pfizer Inc.	1,909,724	66,954,923

		197,284,368
PROFESSIONAL SERVICES — 0.15%
Dun & Bradstreet Corp. (The)	5,819	679,834
Equifax Inc.	1,113	120,794
Insperity Inc.	2,331	221,212
ManpowerGroup Inc.	9,615	1,185,337
Robert Half International Inc.	23,642	1,223,946

		3,431,123
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	2,432	314,920

		314,920

Security	Shares	Value
ROAD & RAIL — 1.18%
CSX Corp.	123,925	$6,249,538
JB Hunt Transport Services Inc.	6,991	743,772
Kansas City Southern	11,642	1,213,329
Ryder System Inc.	10,921	885,475
Union Pacific Corp.	156,770	18,152,398

		27,244,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.66%
Analog Devices Inc.	68,320	6,237,616
Broadcom Ltd.	56,569	14,929,125
KLA-Tencor Corp.	33,379	3,634,639
Maxim Integrated Products Inc.	74,317	3,904,615
Microchip Technology Inc.	33,375	3,163,950
MKS Instruments Inc.	4,148	450,680
QUALCOMM Inc.	567,462	28,946,237
Texas Instruments Inc.	205,072	19,828,412
Xilinx Inc.	46,262	3,409,047

		84,504,321
SOFTWARE — 4.29%
Activision Blizzard Inc.	30,430	1,992,861
Intuit Inc.	19,961	3,014,510
Microsoft Corp.	896,229	74,548,328
Oracle Corp.	382,421	19,465,229

		99,020,928
SPECIALTY RETAIL — 3.28%
Best Buy Co. Inc.	55,268	3,093,903
Chico’s FAS Inc.	31	248
DSW Inc. Class A	27,961	535,453
Foot Locker Inc.	27	812
Gap Inc. (The)	66,760	1,735,092
Group 1 Automotive Inc.	2,687	211,118
Home Depot Inc. (The)	227,781	37,761,534
L Brands Inc.	136,383	5,869,924
Lithia Motors Inc. Class A	2,187	247,525
Lowe’s Companies Inc.	151,925	12,146,404
Monro Inc.	4,224	208,454
Penske Automotive Group Inc.	9,848	459,114
Ross Stores Inc.	36,031	2,287,608
Signet Jewelers Ltd.	10,113	663,109
Tiffany & Co.	18,864	1,766,048
TJX Companies Inc. (The)	92,730	6,472,554
Tractor Supply Co.	19,829	1,194,895
Williams-Sonoma Inc.	22,865	1,179,834

		75,833,629

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.98%
Apple Inc.	407,514	$68,886,167

		68,886,167
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
Columbia Sportswear Co.	3,412	212,841
NIKE Inc. Class B	152,565	8,389,549
Ralph Lauren Corp.	10,694	956,364
VF Corp.	73,861	5,144,419

		14,703,173
THRIFTS & MORTGAGE FINANCE — 0.07%
Northwest Bancshares Inc.	37,491	632,473
Provident Financial Services Inc.	17,693	481,250
Washington Federal Inc.	15,084	524,923

		1,638,646
TRADING COMPANIES & DISTRIBUTORS — 0.35%
Applied Industrial Technologies Inc.	6,950	442,368
Fastenal Co.	74,157	3,483,154
GATX Corp.	9,520	565,583
MSC Industrial Direct Co. Inc. Class A	10,246	849,394
WW Grainger Inc.	13,976	2,763,055

		8,103,554
WATER UTILITIES — 0.21%
American States Water Co.	6,610	355,287
American Water Works Co. Inc.	31,172	2,735,655
Aqua America Inc.	37,516	1,331,068
California Water Service Group	8,390	352,380

		4,774,390

TOTAL COMMON STOCKS
(Cost: $2,070,974,252)		2,304,523,533

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	3,779,191	$3,779,191

		3,779,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,779,191)		3,779,191

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,074,753,443)[c]		2,308,302,724
Other Assets, Less Liabilities — 0.10%		2,241,861

NET ASSETS — 100.00%		$2,310,544,585

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,083,064,123. Net unrealized appreciation was $225,333,515, of which $259,588,516 represented gross unrealized appreciation on investments and $34,255,001 represented gross unrealized depreciation on investments.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	4,399,548	—	(620,357)[b]	3,779,191	$3,779,191	$—	$—	$16,026
BlackRock Inc.	16,407	10,051	(922)	25,536	12,023,115	27,094	1,860,016	105,133
PNC Financial Services Group Inc. (The)	47,338	52,840	(1,318)	98,860	13,523,059	37,390	1,249,352	117,605

					$29,325,365	$64,484	$3,109,368	$238,764

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	44	Dec 2017	$5,660	$94,914

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,304,523,533	$—	$—	$2,304,523,533
Money market funds	3,779,191	—	—	3,779,191

Total	$2,308,302,724	$—	$—	$2,308,302,724

Derivative financial instruments[a]:
Assets:
Futures contracts	$94,914	$—	$—	$94,914

Total	$94,914	$—	$—	$94,914

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AIR FREIGHT & LOGISTICS — 1.53%
United Parcel Service Inc. Class B	841,208	$98,867,176

		98,867,176
BANKS — 5.85%
BB&T Corp.	991,571	48,824,956
Wells Fargo & Co.	5,846,348	328,213,977

		377,038,933
BEVERAGES — 6.52%
Coca-Cola Co. (The)	5,172,896	237,849,758
PepsiCo Inc.	1,654,540	182,379,944

		420,229,702
BIOTECHNOLOGY — 3.10%
AbbVie Inc.	2,216,263	200,017,736

		200,017,736
CAPITAL MARKETS — 0.90%
Cohen & Steers Inc.	27,584	1,199,628
Federated Investors Inc. Class B NVS	131,722	4,092,603
Invesco Ltd.	620,495	22,207,516
Legg Mason Inc.	113,005	4,314,531
T Rowe Price Group Inc.	278,548	25,877,109
Waddell & Reed Financial Inc. Class A	8,963	167,518

		57,858,905
CHEMICALS — 0.86%
LyondellBasell Industries NV Class A	533,539	55,237,293

		55,237,293
COMMERCIAL SERVICES & SUPPLIES — 0.12%
KAR Auction Services Inc.	163,284	7,728,232

		7,728,232
COMMUNICATIONS EQUIPMENT — 4.04%
Cisco Systems Inc.	7,615,454	260,067,754

		260,067,754
DISTRIBUTORS — 0.27%
Genuine Parts Co.	195,732	17,269,434

		17,269,434
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.43%
AT&T Inc.	13,768,346	463,304,843
Verizon Communications Inc.	8,404,908	402,342,946

		865,647,789

Security	Shares	Value
ELECTRIC UTILITIES — 5.97%
ALLETE Inc.	59,653	$4,673,813
Alliant Energy Corp.	288,273	12,470,690
American Electric Power Co. Inc.	663,398	49,363,445
Duke Energy Corp.	1,199,125	105,894,729
Edison International	373,981	29,899,781
NextEra Energy Inc.	519,705	80,590,654
Pinnacle West Capital Corp.	138,612	12,157,658
Portland General Electric Co.	109,209	5,213,638
PPL Corp.	1,156,439	43,435,849
Westar Energy Inc.	190,475	10,186,603
Xcel Energy Inc.	620,809	30,742,462

		384,629,322
ELECTRICAL EQUIPMENT — 1.64%
Eaton Corp. PLC	626,935	50,167,339
Emerson Electric Co.	859,301	55,390,542

		105,557,881
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	52,532	989,703

		989,703
ENERGY EQUIPMENT & SERVICES — 1.77%
Frank’s International NV	129,651	856,993
Schlumberger Ltd.	1,770,187	113,291,968

		114,148,961
FOOD & STAPLES RETAILING — 2.11%
Wal-Mart Stores Inc.	1,560,532	136,250,049

		136,250,049
FOOD PRODUCTS — 1.20%
Campbell Soup Co.	241,510	11,440,329
General Mills Inc.	868,844	45,110,380
Kellogg Co.	332,941	20,818,801

		77,369,510
GAS UTILITIES — 0.09%
National Fuel Gas Co.	102,607	5,956,336

		5,956,336
HOTELS, RESTAURANTS & LEISURE — 0.78%
Cracker Barrel Old Country Store Inc.[a]	34,099	5,323,877
Las Vegas Sands Corp.	704,205	44,632,513

		49,956,390
HOUSEHOLD DURABLES — 0.29%
Garmin Ltd.	183,497	10,387,765

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2017

Security	Shares	Value
Leggett & Platt Inc.	173,630	$8,205,754

		18,593,519
HOUSEHOLD PRODUCTS — 5.09%
Kimberly-Clark Corp.	477,378	53,709,799
Procter & Gamble Co. (The)	3,174,416	274,079,077

		327,788,876
INSURANCE — 0.61%
Arthur J Gallagher & Co.	203,774	12,905,007
Cincinnati Financial Corp.	167,553	11,757,194
Erie Indemnity Co. Class A	21,201	2,561,081
Mercury General Corp.	68,940	3,858,572
Old Republic International Corp.	421,011	8,542,313

		39,624,167
IT SERVICES — 4.08%
International Business Machines Corp.	1,513,095	233,107,416
Paychex Inc.	470,756	30,029,525

		263,136,941
MACHINERY — 0.49%
Cummins Inc.	179,606	31,768,709

		31,768,709
MEDIA — 0.30%
Omnicom Group Inc.	292,558	19,656,972

		19,656,972
MULTI-UTILITIES — 0.99%
CenterPoint Energy Inc.	660,186	19,528,302
CMS Energy Corp.	328,457	15,887,465
WEC Energy Group Inc.	421,303	28,391,609

		63,807,376
OIL, GAS & CONSUMABLE FUELS — 17.41%
Chevron Corp.	3,063,895	355,074,792
Exxon Mobil Corp.	6,930,864	577,687,514
Marathon Petroleum Corp.	585,310	34,966,419
Phillips 66	604,605	55,067,423
Valero Energy Corp.	760,464	59,993,005
Williams Companies Inc. (The)	1,380,563	39,346,046

		1,122,135,199
PHARMACEUTICALS — 7.99%
Merck & Co. Inc.	3,362,441	185,236,875
Pfizer Inc.	9,403,518	329,687,341

		514,924,216

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.53%
Intel Corp.	5,993,457	$272,642,358
Maxim Integrated Products Inc.	367,420	19,304,247

		291,946,605
SPECIALTY RETAIL — 0.09%
Williams-Sonoma Inc.	112,113	5,785,031

		5,785,031
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
Tapestry Inc.	388,860	15,923,817
VF Corp.	364,450	25,383,943

		41,307,760
THRIFTS & MORTGAGE FINANCE — 0.06%
Provident Financial Services Inc.	86,791	2,360,715
TFS Financial Corp.	83,498	1,287,539

		3,648,254
TOBACCO — 6.79%
Altria Group Inc.	3,096,071	198,829,679
Philip Morris International Inc.	2,279,309	238,506,894

		437,336,573
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Fastenal Co.	367,008	17,238,366

		17,238,366

TOTAL COMMON STOCKS
(Cost: $6,079,855,796)		6,433,519,670

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[b,c,d]	47,803	47,813
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[b,c]	7,932,221	7,932,221

		7,980,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,980,038)		7,980,034

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $6,087,835,834)[e]	$6,441,499,704
Other Assets, Less Liabilities — 0.05%	3,091,303

NET ASSETS — 100.00%	$6,444,591,007

NVS — Non-Voting	Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $6,155,111,031. Net unrealized appreciation was $286,819,490, of which $512,580,128 represented gross unrealized appreciation on investments and $225,760,638 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	47,803	[b]	—	47,803	$47,813	$—	$(4)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	10,411,346	—		(2,479,124)[b]	7,932,221	7,932,221	—	—	56,417

						$7,980,034	$—	$(4)	$56,417

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	79	Dec 2017	$10,162	$430,817

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,433,519,670	$—	$—	$6,433,519,670
Money market funds	7,980,034	—	—	7,980,034

Total	$6,441,499,704	$—	$—	$6,441,499,704

Derivative financial instruments[a]:
Assets:
Futures contracts	$430,817	$—	$—	$430,817

Total	$430,817	$—	$—	$430,817

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.49%

AUSTRALIA — 15.72%
Amcor Ltd./Australia	1,665,790	$20,231,554
APA Group	2,099,875	13,782,278
AusNet Services	2,620,948	3,557,013
Australia & New Zealand Banking Group Ltd.	2,208,848	50,673,538
Bendigo & Adelaide Bank Ltd.	2,542,512	22,184,982
Commonwealth Bank of Australia	2,227,510	132,587,644
Flight Centre Travel Group Ltd.	2,085,738	74,844,418
Harvey Norman Holdings Ltd.	2,704,796	7,839,351
Macquarie Group Ltd.	2,155,134	162,518,367
National Australia Bank Ltd.	2,644,555	66,225,095
Suncorp Group Ltd.	2,459,233	25,606,679
Sydney Airport	2,254,245	12,289,226
Tabcorp Holdings Ltd.	2,863,603	9,858,548
Tatts Group Ltd.	2,126,540	6,799,288
Telstra Corp. Ltd.	2,941,839	7,985,019
Wesfarmers Ltd.	2,046,638	65,595,058
Westpac Banking Corp.	2,456,985	62,149,641

		744,727,699
AUSTRIA — 1.16%
Oesterreichische Post AG	1,240,135	55,129,568

		55,129,568
BELGIUM — 1.06%
Proximus SADP	1,508,480	50,100,727

		50,100,727
CANADA — 6.66%
Bank of Nova Scotia (The)	857,823	55,418,121
Canadian Imperial Bank of Commerce	943,853	83,146,340
Corus Entertainment Inc. Class B	2,271,297	21,090,237
Emera Inc.	1,123,957	42,373,990
IGM Financial Inc.	1,209,573	42,664,870
National Bank of Canada	855,960	41,572,923
Russel Metals Inc.	1,297,605	29,030,276

		315,296,757
DENMARK — 1.03%
Tryg A/S	2,054,929	48,931,477

		48,931,477
FINLAND — 5.71%
Elisa OYJ	1,511,359	60,901,144
Fortum OYJ	2,486,763	52,811,478

Security	Shares	Value
Metso OYJ	1,187,185	$43,163,775
Nokian Renkaat OYJ	1,268,151	58,162,577
Stora Enso OYJ Class R	1,064,384	16,652,583
UPM-Kymmene OYJ	1,296,850	38,977,745

		270,669,302
FRANCE — 10.12%
Bouygues SA	1,288,241	61,852,845
Casino Guichard Perrachon SA	1,918,623	109,598,114
CNP Assurances	1,329,067	30,927,222
Engie SA	2,452,014	41,447,431
Lagardere SCA	1,605,797	52,893,282
Natixis SA	1,889,883	14,821,299
Orange SA	1,514,055	24,843,098
SES SA	2,706,104	44,008,560
TOTAL SA	1,772,838	98,864,354

		479,256,205
GERMANY — 1.63%
Freenet AG	1,183,997	39,565,141
ProSiebenSat.1 Media SE Registered	1,085,616	37,871,090

		77,436,231
HONG KONG — 3.25%
New World Development Co. Ltd.	10,645,000	15,854,662
PCCW Ltd.	17,927,000	9,880,553
SJM Holdings Ltd.	7,936,000	6,815,248
VTech Holdings Ltd.	8,539,200	121,381,896

		153,932,359
ITALY — 7.89%
Azimut Holding SpA	6,001,695	118,578,793
Banca Mediolanum SpA	5,811,171	49,520,525
Enel SpA	3,837,963	23,808,260
Eni SpA	5,251,749	85,897,065
Italgas SpA	5,136,649	30,009,453
Snam SpA	7,291,002	37,253,158
Terna Rete Elettrica Nazionale SpA	4,776,603	28,824,127

		373,891,381
NETHERLANDS — 0.90%
Aegon NV	7,241,238	42,752,024

		42,752,024
NEW ZEALAND — 3.54%
Fletcher Building Ltd.	9,931,169	50,072,652
Sky Network Television Ltd.[a]	22,960,479	39,322,703

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2017

Security	Shares	Value
SKYCITY Entertainment Group Ltd.	12,396,799	$33,035,552
Spark New Zealand Ltd.	17,930,822	45,203,330

		167,634,237
NORWAY — 1.04%
Statoil ASA	2,441,899	49,363,851

		49,363,851
PORTUGAL — 1.27%
EDP – Energias de Portugal SA	16,854,123	60,139,583

		60,139,583
SINGAPORE — 1.08%
StarHub Ltd.	26,571,500	51,294,073

		51,294,073
SOUTH KOREA — 1.16%
Korea Electric Power Corp. ADR	3,113,485	54,859,606

		54,859,606
SPAIN — 4.82%
Enagas SA	1,863,075	53,673,722
Ferrovial SA	2,458,058	53,404,545
Gas Natural SDG SA	2,683,791	57,433,476
Mapfre SA	5,092,898	16,665,716
Telefonica SA	4,471,213	46,909,905

		228,087,364
SWEDEN — 3.88%
Nordea Bank AB	3,468,979	41,933,715
Skandinaviska Enskilda Banken AB Class A	3,122,893	38,496,208
Swedbank AB Class A	3,574,935	88,734,979
Telia Co. AB	3,194,556	14,786,431

		183,951,333
SWITZERLAND — 3.83%
Swiss Prime Site AG Registered	146,704	12,531,948
Swiss Re AG	184,877	17,406,407
Swisscom AG Registered	175,509	88,740,506
Zurich Insurance Group AG	205,044	62,636,334

		181,315,195
UNITED KINGDOM — 23.74%
Ashmore Group PLC	3,540,403	18,095,999
AstraZeneca PLC	3,638,578	243,138,804
Bovis Homes Group PLC	4,419,190	69,013,166
BP PLC	6,190,263	41,940,298
Capita PLC	4,904,671	34,128,965
Centamin PLC	6,454,733	11,940,193

Security	Shares	Value
Dairy Crest Group PLC	3,302,014	$26,638,339
easyJet PLC	4,504,815	80,101,287
GlaxoSmithKline PLC	3,714,442	66,959,989
HSBC Holdings PLC	4,711,195	45,939,532
IG Group Holdings PLC	4,768,293	41,379,999
Legal & General Group PLC	4,287,965	15,203,530
National Grid PLC	3,140,940	37,789,382
Old Mutual PLC	2,993,801	7,593,435
Phoenix Group Holdings	5,282,467	53,102,458
Royal Dutch Shell PLC Class A ADR	5,814,706	182,655,464
SSE PLC	4,763,648	87,423,796
Taylor Wimpey PLC	4,866,458	12,892,521
United Utilities Group PLC	3,182,759	35,207,137
Vodafone Group PLC	4,674,450	13,383,239

		1,124,527,533

TOTAL COMMON STOCKS (Cost: $4,428,778,966)		4,713,296,505

RIGHTS — 0.03%

SPAIN — 0.03%
Ferrovial SA (Expires 11/13/17)[b]	2,458,058	1,182,631

		1,182,631

TOTAL RIGHTS
(Cost: $1,146,101)		1,182,631

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,c]	2,497,088	2,497,088

		2,497,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,497,088)		2,497,088

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $4,432,422,155)[d]	$4,716,976,224
Other Assets, Less Liabilities — 0.43%	20,504,834

NET ASSETS — 100.00%	$4,737,481,058

ADR — American Depositary Receipts

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $4,476,604,610. Net unrealized appreciation was $241,107,349, of which $461,703,477 represented gross unrealized appreciation on investments and $220,596,128 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—[b]	—	$—	$(151)	$—	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	500,569	1,996,519	[b]	—	2,497,088	2,497,088	—	—	12,589
Sky Network Television Ltd.	20,784,033	2,176,446		—	22,960,479	39,322,703	—	(20,770,971)	2,337,304

						$41,819,791	$(151)	$(20,770,971)	$2,349,893

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
ASX SPI 200 Index	48	Dec 2017	$5,418	$165,364
Euro STOXX 50	198	Dec 2017	8,484	348,741
FTSE 100 Index	78	Dec 2017	7,735	221,630

Total				$735,735

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,713,296,505	$—	$—	$4,713,296,505
Rights	1,182,631	—	—	1,182,631
Money market funds	2,497,088	—	—	2,497,088

Total	$4,716,976,224	$—	$—	$4,716,976,224

Derivative financial instruments[a]:
Assets:
Futures contracts	$735,735	$—	$—	$735,735

Total	$735,735	$—	$—	$735,735

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 4.16%
Lockheed Martin Corp.	2,310,321	$711,948,520

		711,948,520
AUTOMOBILES — 0.30%
Ford Motor Co.	4,120,505	50,558,596

		50,558,596
BANKS — 4.21%
Bank of Hawaii Corp.	2,024,127	165,189,004
BB&T Corp.	2,138,063	105,278,222
F.N.B. Corp.	2,615,368	35,281,314
PacWest Bancorp.	3,061,507	147,932,018
People’s United Financial Inc.	3,093,698	57,728,405
Trustmark Corp.	2,433,937	80,173,885
United Bankshares Inc./WV	2,583,204	92,866,184
Valley National Bancorp.	3,051,038	35,086,937

		719,535,969
BEVERAGES — 0.81%
Coca-Cola Co. (The)	2,995,592	137,737,320

		137,737,320
CAPITAL MARKETS — 6.18%
CME Group Inc.	4,061,980	557,181,797
Federated Investors Inc. Class B NVS	3,137,321	97,476,564
Lazard Ltd. Class A	5,385,171	256,011,029
Waddell & Reed Financial Inc. Class Aa	7,841,538	146,558,345

		1,057,227,735
CHEMICALS — 1.59%
CF Industries Holdings Inc.	3,443,419	130,781,054
Huntsman Corp.	1,937,387	62,035,132
Olin Corp.	2,149,150	78,508,449

		271,324,635
COMMERCIAL SERVICES & SUPPLIES — 1.53%
Pitney Bowes Inc.	4,841,395	66,520,767
RR Donnelley & Sons Co.	3,258,443	29,977,676
Waste Management Inc.	2,001,348	164,450,765

		260,949,208
CONTAINERS & PACKAGING — 4.26%
International Paper Co.	3,050,401	174,696,465
Packaging Corp. of America	2,303,235	267,797,134
Sonoco Products Co.	2,378,821	123,199,140
WestRock Co.	2,650,643	162,563,935

		728,256,674

Security	Shares	Value
DISTRIBUTORS — 1.27%
Genuine Parts Co.	2,463,064	$217,316,137

		217,316,137
DIVERSIFIED CONSUMER SERVICES — 0.45%
H&R Block Inc.	3,145,350	77,815,959

		77,815,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.69%
AT&T Inc.	3,987,874	134,191,960
CenturyLink Inc.	8,176,642	155,274,432

		289,466,392
ELECTRIC UTILITIES — 16.46%
Alliant Energy Corp.	2,789,638	120,679,740
American Electric Power Co. Inc.	3,078,189	229,048,043
Edison International	2,360,582	188,728,531
Entergy Corp.	4,034,578	348,022,698
Eversource Energy	2,807,149	175,839,813
Exelon Corp.	3,117,139	125,340,159
FirstEnergy Corp.	3,934,122	129,629,320
Great Plains Energy Inc.	3,292,302	108,086,275
IDACORP Inc.	2,329,625	214,395,389
NextEra Energy Inc.	2,579,733	400,039,196
OGE Energy Corp.	2,882,427	106,188,611
PG&E Corp.	2,556,253	147,674,736
Pinnacle West Capital Corp.	2,750,618	241,256,705
PPL Corp.	3,725,942	139,946,381
Xcel Energy Inc.	2,842,878	140,779,319

		2,815,654,916
ELECTRICAL EQUIPMENT — 2.36%
Eaton Corp. PLC	2,839,268	227,198,225
Emerson Electric Co.	2,729,001	175,911,405

		403,109,630
ENERGY EQUIPMENT & SERVICES — 1.14%
Helmerich & Payne Inc.	3,579,224	194,387,656

		194,387,656
FOOD & STAPLES RETAILING — 0.70%
Sysco Corp.	2,144,005	119,249,558

		119,249,558
FOOD PRODUCTS — 0.82%
General Mills Inc.	2,716,520	141,041,718

		141,041,718
GAS UTILITIES — 0.59%
New Jersey Resources Corp.	2,289,512	101,768,808

		101,768,808

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.65%
Darden Restaurants Inc.	2,531,971	$208,305,254
McDonald’s Corp.	2,494,143	416,297,408

		624,602,662
HOUSEHOLD DURABLES — 3.07%
Garmin Ltd.	3,334,527	188,767,573
Leggett & Platt Inc.	2,373,158	112,155,447
Tupperware Brands Corp.[a]	3,815,333	224,150,814

		525,073,834
HOUSEHOLD PRODUCTS — 1.64%
Kimberly-Clark Corp.	2,491,039	280,266,798

		280,266,798
INDUSTRIAL CONGLOMERATES — 0.32%
General Electric Co.	2,758,452	55,610,392

		55,610,392
INSURANCE — 3.40%
Arthur J Gallagher & Co.	2,361,202	149,534,923
Cincinnati Financial Corp.	2,335,951	163,913,682
Mercury General Corp.[a]	3,632,017	203,283,991
Old Republic International Corp.	3,215,531	65,243,124

		581,975,720
LEISURE PRODUCTS — 0.43%
Mattel Inc.	5,174,261	73,060,565

		73,060,565
MACHINERY — 3.05%
Caterpillar Inc.	2,807,050	381,197,390
PACCAR Inc.	1,968,954	141,233,070

		522,430,460
MEDIA — 1.36%
Cinemark Holdings Inc.	2,367,814	86,046,361
Meredith Corp.[a]	2,769,694	146,793,782

		232,840,143
METALS & MINING — 0.25%
Commercial Metals Co.	2,183,574	42,536,022

		42,536,022
MULTI-UTILITIES — 12.79%
Avista Corp.	3,159,575	165,056,198
Black Hills Corp.	2,365,500	154,372,530
CenterPoint Energy Inc.	3,334,564	98,636,403
CMS Energy Corp.	2,588,564	125,208,841
Dominion Energy Inc.	3,415,664	277,146,977
DTE Energy Co.	2,800,947	309,392,606
NiSource Inc.	2,604,449	68,679,320

Security	Shares	Value
NorthWestern Corp.[a]	3,147,025	$186,555,642
Public Service Enterprise Group Inc.	3,325,166	163,598,167
SCANA Corp.	3,062,935	132,135,016
Sempra Energy	2,577,975	302,912,062
WEC Energy Group Inc.	3,027,700	204,036,703

		2,187,730,465
MULTILINE RETAIL — 2.85%
Kohl’s Corp.	4,615,021	192,723,277
Macy’s Inc.	4,064,221	76,244,786
Target Corp.	3,706,732	218,845,457

		487,813,520
OIL, GAS & CONSUMABLE FUELS — 8.17%
Chevron Corp.	3,348,279	388,032,053
ConocoPhillips	1,975,111	101,026,928
HollyFrontier Corp.	4,113,777	152,004,060
Occidental Petroleum Corp.	4,162,387	268,765,328
ONEOK Inc.	3,816,774	207,136,325
Valero Energy Corp.	3,557,976	280,688,727

		1,397,653,421
PAPER & FOREST PRODUCTS — 1.03%
Domtar Corp.[a]	3,709,563	175,536,521

		175,536,521
PERSONAL PRODUCTS — 0.90%
Nu Skin Enterprises Inc. Class A	2,432,527	154,733,043

		154,733,043
PHARMACEUTICALS — 2.45%
Eli Lilly & Co.	2,119,188	173,646,265
Merck & Co. Inc.	2,428,166	133,767,665
Pfizer Inc.	3,208,347	112,484,646

		419,898,576
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.66%
Intel Corp.	2,497,613	113,616,415

		113,616,415
SPECIALTY RETAIL — 1.01%
L Brands Inc.	4,006,300	172,431,152

		172,431,152
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.96%
Seagate Technology PLC	4,451,636	164,576,983

		164,576,983

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.30%
New York Community Bancorp. Inc.	4,036,598	$50,699,671

		50,699,671
TOBACCO — 3.00%
Altria Group Inc.	2,734,140	175,586,471
Philip Morris International Inc.	3,221,044	337,050,044

		512,636,515

TOTAL COMMON STOCKS
(Cost: $13,264,935,639)		17,073,072,309

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,b]	21,526,457	21,526,457

		21,526,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,526,457)		21,526,457

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $13,286,462,096)[c]	$17,094,598,766
Other Assets, Less Liabilities — 0.06%	11,114,737

NET ASSETS — 100.00%	$17,105,713,503

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $13,418,398,378. Net unrealized appreciation was $3,677,457,603, of which $4,298,685,820 represented gross unrealized appreciation on investments and $621,228,217 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
Avista Corp.[b]	3,303,168	53,993	(197,586)	3,159,575	$165,056,198	$3,121,735	$35,357,355	$2,308,849
BlackRock Cash Funds: Treasury, SL Agency Shares	22,860,912	—	(1,334,455)[c]	21,526,457	21,526,457	—	—	138,301
Domtar Corp.	3,853,291	88,778	(232,506)	3,709,563	175,536,521	553,492	27,979,912	3,116,419
Mercury General Corp.	3,768,815	81,943	(218,741)	3,632,017	203,283,991	3,251,477	(24,149,727)	4,584,271
Meredith Corp.	2,876,639	56,433	(163,378)	2,769,694	146,793,782	1,803,906	(17,533,661)	2,926,300
NorthWestern Corp.	3,261,463	40,996	(155,434)	3,147,025	186,555,642	177,576	(1,740,012)	3,361,577
Tupperware Brands Corp.	3,961,396	118,800	(264,863)	3,815,333	224,150,814	1,191,866	(51,634,300)	5,291,407
Waddell & Reed Financial Inc. Class A	7,819,876	21,662	—	7,841,538	146,558,345	—	5,439,765	7,194,286

					$1,269,461,750	$10,100,052	$(26,280,668)	$28,921,410

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Not an affiliate at the end of the period.
[c]	Net of shares purchased and sold.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	229	Dec 2017	$29,457	$1,257,215

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,073,072,309	$—	$—	$17,073,072,309
Money market funds	21,526,457	—	—	21,526,457

Total	$17,094,598,766	$—	$—	$17,094,598,766

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,257,215	$—	$—	$1,257,215

Total	$1,257,215	$—	$—	$1,257,215

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2017

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,049,829,552	$6,079,855,796	$4,361,032,861
Affiliated (Note 2)	24,923,891	7,980,038	71,389,294

Total cost of investments in securities	$2,074,753,443	$6,087,835,834	$4,432,422,155

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,278,977,359	$6,433,519,670	$4,675,156,433
Affiliated (Note 2)	29,325,365	7,980,034	41,819,791
Foreign currency, at value[b]	—	—	10,680,739
Cash pledged to broker for futures contracts	200,400	359,600	1,045,495
Receivables:
Investment securities sold	—	52,723	—
Due from custodian (Note 4)	—	—	1,728,249
Dividends and interest	2,127,604	16,379,267	3,367,864
Capital shares sold	55,792	—	—
Futures variation margin	9,680	17,380	63,800
Tax reclaims	—	—	2,826,558
Foreign withholding tax claims (Note 8)	—	—	4,543,200

Total Assets	2,310,696,200	6,458,308,674	4,741,232,129

LIABILITIES
Payables:
Investment securities purchased	—	13,028,185	1,728,249
Collateral for securities on loan (Note 1)	—	47,817	—
Capital shares redeemed	—	198,135	—
Professional fees (Note 8)	—	—	45,432
Investment advisory fees (Note 2)	151,615	443,530	1,977,390

Total Liabilities	151,615	13,717,667	3,751,071

NET ASSETS	$2,310,544,585	$6,444,591,007	$4,737,481,058

Net assets consist of:
Paid-in capital	$2,064,551,164	$6,051,693,815	$5,033,537,316
Undistributed net investment income	3,131,260	19,415,529	839,397
Undistributed net realized gain (accumulated net realized loss)	9,217,966	19,386,976	(582,292,335)
Net unrealized appreciation	233,644,195	354,094,687	285,396,680

NET ASSETS	$2,310,544,585	$6,444,591,007	$4,737,481,058

Shares outstanding[c]	69,700,000	75,200,000	141,750,000

Net asset value per share	$33.15	$85.70	$33.42

[a]	Securities on loan with values of $ —, $46,371 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $ —, $ — and $11,834,514, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

iShares Select Dividend ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$12,265,491,880
Affiliated (Note 2)	1,020,970,216

Total cost of investments in securities	$13,286,462,096

Investments in securities, at fair value (Note 1):
Unaffiliated	$15,990,193,214
Affiliated (Note 2)	1,104,405,552
Cash pledged to broker for futures contracts	1,041,200
Receivables:
Dividends and interest	15,652,941
Futures variation margin	50,380

Total Assets	17,111,343,287

LIABILITIES
Payables:
Investment advisory fees (Note 2)	5,629,784

Total Liabilities	5,629,784

NET ASSETS	$17,105,713,503

Net assets consist of:
Paid-in capital	$14,331,719,172
Undistributed net investment income	8,704,031
Accumulated net realized loss	(1,044,103,585)
Net unrealized appreciation	3,809,393,885

NET ASSETS	$17,105,713,503

Shares outstanding[a]	180,500,000

Net asset value per share	$94.77

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,566,756	$116,115,376	$105,686,976
Dividends — affiliated (Note 2)	238,764	56,417	2,349,893
Interest — unaffiliated	567	2,532	—
Securities lending income — affiliated — net (Note 2)	—	5,320	58,991

Total investment income	23,806,087	116,179,645	108,095,860

EXPENSES
Investment advisory fees (Note 2)	769,817	2,588,805	11,142,281
Proxy fees	30,899	142,906	87,285

Total expenses	800,716	2,731,711	11,229,566

Net investment income	23,005,371	113,447,934	96,866,294

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,504,309)	(14,211,287)	(35,921,993)
Investments — affiliated (Note 2)	(3,342)	—	(151)
In-kind redemptions — unaffiliated	27,665,016	291,355,525	—
In-kind redemptions — affiliated (Note 2)	67,826	—	—
Futures contracts	379,471	1,797,245	429,564
Foreign currency transactions	—	—	907,127

Net realized gain (loss)	18,604,662	278,941,483	(34,585,453)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	124,233,060	(95,050,963)	279,763,010
Investments — affiliated (Note 2)	3,109,369	(4)	(20,770,971)
Futures contracts	64,044	312,053	735,735
Translation of assets and liabilities in foreign currencies	—	—	113,737

Net change in unrealized appreciation/depreciation	127,406,473	(94,738,914)	259,841,511

Net realized and unrealized gain	146,011,135	184,202,569	225,256,058

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,016,506	$297,650,503	$322,122,352

[a]	Net of foreign withholding tax of $ —, $1,068 and $9,091,375, respectively.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

iShares Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$270,235,262
Dividends — affiliated (Note 2)	28,921,410
Interest — unaffiliated	5,900

Total investment income	299,162,572

EXPENSES
Investment advisory fees (Note 2)	33,264,419
Proxy fees	370,023

Total expenses	33,634,442

Net investment income	265,528,130

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,613,513)
Investments — affiliated (Note 2)	(1,517,426)
In-kind redemptions — unaffiliated	272,779,847
In-kind redemptions — affiliated (Note 2)	11,617,478
Futures contracts	3,239,181

Net realized gain	263,505,567

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	357,770,491
Investments — affiliated (Note 2)	(26,280,668)
Futures contracts	983,906

Net change in unrealized appreciation/depreciation	332,473,729

Net realized and unrealized gain	595,979,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$861,507,426

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,005,371	$20,722,879	$113,447,934	$218,573,510
Net realized gain	18,604,662	43,245,701	278,941,483	90,233,452
Net change in unrealized appreciation/depreciation	127,406,473	80,114,372	(94,738,914)	207,346,383

Net increase in net assets resulting from operations	169,016,506	144,082,952	297,650,503	516,153,345

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,326,255)	(19,794,874)	(108,846,852)	(210,133,528)

Total distributions to shareholders	(21,326,255)	(19,794,874)	(108,846,852)	(210,133,528)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	856,722,277	1,097,954,043	1,067,785,775	2,208,470,716
Cost of shares redeemed	(123,865,151)	(269,200,028)	(1,444,677,185)	(958,764,601)

Net increase (decrease) in net assets from capital share transactions	732,857,126	828,754,015	(376,891,410)	1,249,706,115

INCREASE (DECREASE) IN NET ASSETS	880,547,377	953,042,093	(188,087,759)	1,555,725,932

NET ASSETS
Beginning of period	1,429,997,208	476,955,115	6,632,678,766	5,076,952,834

End of period	$2,310,544,585	$1,429,997,208	$6,444,591,007	$6,632,678,766

Undistributed net investment income included in net assets at end of period	$3,131,260	$1,452,144	$19,415,529	$14,814,447

SHARES ISSUED AND REDEEMED
Shares sold	27,100,000	38,000,000	12,550,000	27,050,000
Shares redeemed	(3,900,000)	(9,350,000)	(17,000,000)	(11,800,000)

Net increase (decrease) in shares outstanding	23,200,000	28,650,000	(4,450,000)	15,250,000

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$96,866,294	$152,231,450	$265,528,130	$526,773,529
Net realized gain (loss)	(34,585,453)	(35,215,676)	263,505,567	722,778,082
Net change in unrealized appreciation/depreciation	259,841,511	268,939,681	332,473,729	1,022,663,840

Net increase in net assets resulting from operations	322,122,352	385,955,455	861,507,426	2,272,215,451

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(111,002,818)	(144,141,129)	(267,214,642)	(517,278,307)

Total distributions to shareholders	(111,002,818)	(144,141,129)	(267,214,642)	(517,278,307)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	515,645,172	1,044,369,320	208,576,292	2,397,347,228
Cost of shares redeemed	—	(12,858,231)	(897,214,504)	(1,597,585,625)

Net increase (decrease) in net assets from capital share transactions	515,645,172	1,031,511,089	(688,638,212)	799,761,603

INCREASE (DECREASE) IN NET ASSETS	726,764,706	1,273,325,415	(94,345,428)	2,554,698,747

NET ASSETS
Beginning of period	4,010,716,352	2,737,390,937	17,200,058,931	14,645,360,184

End of period	$4,737,481,058	$4,010,716,352	$17,105,713,503	$17,200,058,931

Undistributed net investment income included in net assets at end of period	$839,397	$14,975,921	$8,704,031	$10,390,543

SHARES ISSUED AND REDEEMED
Shares sold	15,550,000	34,950,000	2,250,000	27,800,000
Shares redeemed	—	(450,000)	(9,700,000)	(18,350,000)

Net increase (decrease) in shares outstanding	15,550,000	34,500,000	(7,450,000)	9,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Period from Jun. 10, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$30.75	$26.72	$26.35	$24.96

Income from investment operations:
Net investment income[b]	0.38	0.71	0.67	0.53
Net realized and unrealized gain[c]	2.37	3.98	0.34	1.29

Total from investment operations	2.75	4.69	1.01	1.82

Less distributions from:
Net investment income	(0.35)	(0.66)	(0.64)	(0.43)

Total distributions	(0.35)	(0.66)	(0.64)	(0.43)

Net asset value, end of period	$33.15	$30.75	$26.72	$26.35

Total return	9.00%[d]	17.78%	3.95%	7.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,310,545	$1,429,997	$476,955	$168,627
Ratio of expenses to average net assets[e]	0.08%	0.09%	0.10%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.12%	0.12%
Ratio of net investment income to average net assets[e]	2.39%	2.46%	2.62%	2.31%
Portfolio turnover rate[f]	11%[d]	27%	45%	47%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$83.27	$78.83	$77.18	$73.80	$68.58	$57.95

Income from investment operations:
Net investment income[a]	1.49	2.85	2.70	2.71	2.27	2.11
Net realized and unrealized gain[b]	2.39	4.34	1.79	3.27	5.21	10.63

Total from investment operations	3.88	7.19	4.49	5.98	7.48	12.74

Less distributions from:
Net investment income	(1.45)	(2.75)	(2.84)	(2.60)	(2.26)	(2.11)

Total distributions	(1.45)	(2.75)	(2.84)	(2.60)	(2.26)	(2.11)

Net asset value, end of period	$85.70	$83.27	$78.83	$77.18	$73.80	$68.58

Total return	4.69%[c]	9.22%	6.12%	8.21%	11.20%	22.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,444,591	$6,632,679	$5,076,953	$4,858,218	$3,542,299	$3,518,312
Ratio of expenses to average net assets[d]	0.08%	0.10%	0.12%	0.14%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.51%	3.49%	3.63%	3.57%	3.29%	3.45%
Portfolio turnover rate[e]	25%[c]	49%	74%	63%	47%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$31.78	$29.85	$35.09	$39.73	$36.07	$31.73

Income from investment operations:
Net investment income[a]	0.72	1.42 [b]	1.51	1.61	1.93	1.70
Net realized and unrealized gain (loss)[c]	1.75	1.88	(5.18)	(4.40)	3.56	4.29

Total from investment operations	2.47	3.30	(3.67)	(2.79)	5.49	5.99

Less distributions from:
Net investment income	(0.83)	(1.37)	(1.57)	(1.74)	(1.83)	(1.65)
Net realized gain	—	—	—	(0.11)	—	—

Total distributions	(0.83)	(1.37)	(1.57)	(1.85)	(1.83)	(1.65)

Net asset value, end of period	$33.42	$31.78	$29.85	$35.09	$39.73	$36.07

Total return	7.83%[d]	11.47%[b]	(10.37)%	(7.20)%	16.20%	19.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,737,481	$4,010,716	$2,737,391	$4,612,557	$3,744,611	$2,059,371
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	0.50%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	4.29%	4.75%[b]	4.97%	4.42%	5.27%	5.21%
Portfolio turnover rate[f]	3%[d]	29%	27%	53%	55%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases:
•	Net investment income per share by $0.04.
•	Total return by 0.10%.
•	Ratio of net investment income to average net assets by 0.13%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$91.51	$82.05	$78.32	$74.82	$65.47	$56.70

Income from investment operations:
Net investment income[a]	1.45	2.82	2.57	2.43	2.18	2.17
Net realized and unrealized gain[b]	3.27	9.41	3.78	3.47	9.40	8.78

Total from investment operations	4.72	12.23	6.35	5.90	11.58	10.95

Less distributions from:
Net investment income	(1.46)	(2.77)	(2.62)	(2.40)	(2.23)	(2.18)

Total distributions	(1.46)	(2.77)	(2.62)	(2.40)	(2.23)	(2.18)

Net asset value, end of period	$94.77	$91.51	$82.05	$78.32	$74.82	$65.47

Total return	5.18%[c]	15.12%	8.42%	7.97%	18.06%	19.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,105,714	$17,200,059	$14,645,360	$14,853,105	$13,567,826	$12,430,015
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.39%	0.39%	0.39%	0.40%
Ratio of net investment income to average net assets[d]	3.09%	3.23%	3.36%	3.16%	3.18%	3.72%
Portfolio turnover rate[e]	2%[c]	19%	21%	20%	22%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core High Dividend
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$46,371	$46,371	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Core Dividend Growth ETF and iShares Core High Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $12 billion
0.4750	[a]	Over $12 billion, up to and including $18 billion
0.4513	[a]	Over $18 billion, up to and including $24 billion
0.4287[a]		Over $24 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $46 billion
0.3800	[a]	Over $46 billion, up to and including $81 billion
0.3610	[a]	Over $81 billion, up to and including $111 billion
0.3430	[a]	Over $111 billion, up to and including $141 billion
0.3259[a]		Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares Select Dividend ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core High Dividend	$2,175
International Select Dividend	10,441

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

iShares ETF	Purchases	Sales
Core High Dividend	$150,930,628	$369,674,480
Select Dividend	48,243,087	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$214,307,531	$200,847,780
Core High Dividend	1,624,283,064	1,590,464,405
International Select Dividend	189,359,595	118,627,652
Select Dividend	274,753,497	289,983,277

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$852,041,261	$123,297,582
Core High Dividend	1,063,001,024	1,438,238,749
International Select Dividend	432,604,825	—
Select Dividend	202,010,812	865,180,899

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of October 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$94,914	$430,817	$735,735	$1,257,215

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended October 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$379,471	$1,797,245	$429,564	$3,239,181

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$64,044	$312,053	$735,735	$983,906

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2017:

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF
Average notional value of contracts purchased	$4,200,622	$13,477,622	$7,212,025	$31,088,372

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

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and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
Core Dividend Growth	$1,045,146	$—	$1,045,146
Core High Dividend	192,160,546	—	192,160,546
International Select Dividend	504,903,684	—	504,903,684
Select Dividend	—	1,175,399,561	1,175,399,561

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Select Dividend ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core Dividend Growth ETF and iShares Core High Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

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pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares International Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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Board Review and Approval of Investment Advisory

Contract (Continued)

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Dividend Growth	$0.350820	$—	$—	$0.350820	100%	—%	—%	100%
International Select Dividend	0.779797	—	0.048774	0.828571	94	—	6	100
Select Dividend	1.442405	—	0.014391	1.456796	99	—	1	100

SUPPLEMENTAL INFORMATION	61

Notes:

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-406-1017

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
➢	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
➢	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
➢	iShares U.S. Financial Services ETF | IYG | NYSE Arca
➢	iShares U.S. Financials ETF | IYF | NYSE Arca
➢	iShares U.S. Industrials ETF | IYJ | Cboe BZX
➢	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
➢	iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca

Fund Performance Overview

iSHARES® U.S. BASIC MATERIALS ETF

Performance as of October 31, 2017

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 12.31%, net of fees, while the total return for the Index was 12.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.48%	30.51%	30.85%	30.48%	30.51%	30.85%
5 Years	10.18%	10.19%	10.61%	62.36%	62.41%	65.56%
10 Years	4.26%	4.28%	4.70%	51.82%	51.99%	58.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.10	$2.35	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Chemicals	83.82%
Metals & Mining	14.94
Paper & Forest Products	0.74
Oil, Gas & Consumable Fuels	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

DowDuPont Inc.	24.87%
Monsanto Co.	7.85
Praxair Inc.	6.16
Air Products & Chemicals Inc.	5.13
LyondellBasell Industries NV Class A	4.96
Ecolab Inc.	4.68
PPG Industries Inc.	4.40
Newmont Mining Corp.	2.85
Freeport-McMoRan Inc.	2.78
Nucor Corp.	2.73

TOTAL	66.41%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CONSUMER GOODS ETF

Performance as of October 31, 2017

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 2.23%, net of fees, while the total return for the Index was 2.45%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.15%	10.15%	10.62%	10.15%	10.15%	10.62%
5 Years	12.58%	12.56%	13.06%	80.84%	80.71%	84.72%
10 Years	8.71%	8.74%	9.19%	130.61%	131.14%	140.89%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.30	$2.24	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Food, Beverage & Tobacco	47.69%
Household & Personal Products	18.06
Consumer Durables & Apparel	14.02
Automobiles & Components	11.60
Software & Services	4.43
Capital Goods	2.16
Retailing	1.34
Diversified Financials	0.36
Food & Staples Retailing	0.18
Commercial & Professional Services	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	9.95%
Coca-Cola Co. (The)	7.97
Philip Morris International Inc.	7.34
PepsiCo Inc.	7.11
Altria Group Inc.	5.57
NIKE Inc. Class B	3.26
Mondelez International Inc. Class A	2.82
Colgate-Palmolive Co.	2.80
General Motors Co.	2.55
Activision Blizzard Inc.	2.23

TOTAL	51.60%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CONSUMER SERVICES ETF

Performance as of October 31, 2017

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 0.53%, net of fees, while the total return for the Index was 0.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.19%	16.20%	16.67%	16.19%	16.20%	16.67%
5 Years	15.36%	15.35%	15.85%	104.30%	104.24%	108.70%
10 Years	10.55%	10.59%	11.00%	172.66%	173.63%	183.99%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.30	$2.22	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Retailing	40.37%
Media	21.78
Consumer Services	17.41
Food & Staples Retailing	12.38
Transportation	3.90
Health Care Equipment & Services	2.09
Commercial & Professional Services	1.64
Software & Services	0.19
Capital Goods	0.13
Technology Hardware & Equipment	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Amazon.com Inc.	14.10%
Home Depot Inc. (The)	6.26
Walt Disney Co. (The)	4.67
Comcast Corp. Class A	4.56
McDonald’s Corp.	4.33
Wal-Mart Stores Inc.	4.10
Priceline Group Inc. (The)	3.01
Netflix Inc.	2.72
Starbucks Corp.	2.54
Time Warner Inc.	2.45

TOTAL	48.74%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. FINANCIAL SERVICES ETF

Performance as of October 31, 2017

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 14.82%, net of fees, while the total return for the Index was 15.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.05%	39.03%	39.65%	39.05%	39.03%	39.65%
5 Years	18.39%	18.39%	18.89%	132.57%	132.58%	137.57%
10 Years	1.79%	1.79%	2.15%	19.40%	19.44%	23.73%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,148.20	$2.38	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Banks	56.32%
Diversified Financials	31.54
Software & Services	11.79
Insurance	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

JPMorgan Chase & Co.	11.95%
Bank of America Corp.	9.07
Wells Fargo & Co.	8.46
Visa Inc. Class A	6.79
Citigroup Inc.	6.76
Mastercard Inc. Class A	4.69
Goldman Sachs Group Inc. (The)	2.94
U.S. Bancorp.	2.92
Morgan Stanley	2.39
American Express Co.	2.36

TOTAL	58.33%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. FINANCIALS ETF

Performance as of October 31, 2017

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 11.37%, net of fees, while the total return for the Index was 11.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.25%	29.21%	29.80%	29.25%	29.21%	29.80%
5 Years	16.05%	16.05%	16.55%	110.47%	110.50%	115.02%
10 Years	2.46%	2.47%	2.84%	27.50%	27.62%	32.28%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,113.70	$2.34	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Banks	32.74%
Diversified Financials	26.46
Real Estate	19.26
Insurance	14.69
Software & Services	6.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	7.05%
JPMorgan Chase & Co.	6.94
Bank of America Corp.	5.27
Wells Fargo & Co.	4.92
Visa Inc. Class A	3.95
Citigroup Inc.	3.93
MasterCard Inc. Class A	2.72
Goldman Sachs Group Inc. (The)	1.71
U.S. Bancorp.	1.70
Morgan Stanley	1.39

TOTAL	39.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. INDUSTRIALS ETF

Performance as of October 31, 2017

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 10.78%, net of fees, while the total return for the Index was 11.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.59%	28.61%	29.21%	28.59%	28.61%	29.21%
5 Years	16.69%	16.68%	17.21%	116.36%	116.26%	121.24%
10 Years	8.09%	8.11%	8.55%	117.68%	118.07%	127.08%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.80	$2.34	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Capital Goods	57.57%
Software & Services	13.45
Transportation	12.06
Materials	6.12
Technology Hardware & Equipment	4.96
Commercial & Professional Services	4.22
Pharmaceuticals, Biotechnology & Life Sciences	1.46
Utilities	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

General Electric Co.	5.37%
Boeing Co. (The)	4.41
3M Co.	4.22
Honeywell International Inc.	3.38
Union Pacific Corp.	2.85
United Technologies Corp.	2.74
Accenture PLC Class A	2.70
PayPal Holdings Inc.	2.52
United Parcel Service Inc. Class B	2.49
Caterpillar Inc.	2.47

TOTAL	33.15%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL ETF

Performance as of October 31, 2017

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.83%, net of fees, while the total return for the Index was 9.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.05%	23.08%	23.70%	23.05%	23.08%	23.70%
5 Years	14.93%	14.94%	15.52%	100.54%	100.60%	105.74%
10 Years	7.18%	7.19%	7.72%	100.14%	100.22%	110.39%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.30	$2.63	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	29.77%
Consumer Discretionary	12.99
Health Care	11.69
Financials	10.87
Industrials	10.54
Consumer Staples	8.28
Energy	4.53
Real Estate	4.36
Materials	2.93
Telecommunication Services	2.24
Utilities	1.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Microsoft Corp.	6.00%
Alphabet Inc. Class C	3.12
Alphabet Inc. Class A	3.02
Procter & Gamble Co. (The)	2.17
Intel Corp.	2.11
Verizon Communications Inc.	1.92
Coca-Cola Co. (The)	1.84
Cisco Systems Inc.	1.68
Oracle Corp.	1.55
Walt Disney Co. (The)	1.51

TOTAL	24.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT ETF

Performance as of October 31, 2017

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.88%, net of fees, while the total return for the Index was 9.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.00%	24.00%	24.66%	24.00%	24.00%	24.66%
5 Years	14.63%	14.62%	15.21%	97.91%	97.86%	102.96%
10 Years	6.97%	6.97%	7.49%	96.09%	96.21%	106.00%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.80	$2.63	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	28.01%
Industrials	13.54
Health Care	13.13
Financials	11.53
Consumer Staples	9.84
Consumer Discretionary	9.32
Real Estate	4.92
Materials	4.19
Energy	2.85
Utilities	2.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Microsoft Corp.	5.46%
3M Co.	4.99
Apple Inc.	3.93
Accenture PLC Class A	3.81
Ecolab Inc.	3.51
Rockwell Collins Inc.	2.62
Alphabet Inc. Class A	2.44
BlackRock Inc.	2.39
Cummins Inc.	2.33
Henry Schein Inc.	2.04

TOTAL	33.52%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

CHEMICALS — 83.77%
Air Products & Chemicals Inc.	302,010	$48,149,454
Albemarle Corp.	153,335	21,603,368
Ashland Global Holdings Inc.	87,294	5,934,246
Axalta Coating Systems Ltd.[a,b]	304,862	10,136,661
Cabot Corp.	87,159	5,313,213
Celanese Corp. Series A	190,921	19,914,970
CF Industries Holdings Inc.	324,530	12,325,649
Chemours Co. (The)	256,837	14,539,543
DowDuPont Inc.	3,229,631	233,534,618
Eastman Chemical Co.	201,199	18,270,881
Ecolab Inc.	336,240	43,933,118
FMC Corp.	186,312	17,300,932
GCP Applied Technologies Inc.[a,b]	101,165	2,959,076
HB Fuller Co.	71,039	4,039,988
Huntsman Corp.	294,343	9,424,863
Ingevity Corp.[a]	59,164	4,214,252
International Flavors & Fragrances Inc.	109,710	16,173,448
LyondellBasell Industries NV Class A	449,736	46,561,168
Minerals Technologies Inc.	49,460	3,556,174
Monsanto Co.	608,458	73,684,264
Mosaic Co. (The)	488,791	10,919,591
NewMarket Corp.	12,951	5,185,451
Olin Corp.	231,878	8,470,503
Platform Specialty Products Corp.[a,b]	303,688	3,249,462
PolyOne Corp.	114,654	5,282,110
PPG Industries Inc.	355,486	41,321,693
Praxair Inc.	396,300	57,907,356
RPM International Inc.	185,976	9,918,100
Scotts Miracle-Gro Co. (The) Class A	57,248	5,703,046
Sensient Technologies Corp.	61,549	4,680,801
Trinseo SA	61,486	4,365,506
Valvoline Inc.	283,156	6,801,407
Westlake Chemical Corp.	50,749	4,309,098
WR Grace & Co.	95,252	7,285,825

		786,969,835
METALS & MINING — 14.93%
Alcoa Corp.[a]	238,581	11,399,400
Allegheny Technologies Inc.[a]	153,321	3,860,623
Carpenter Technology Corp.	65,997	3,285,991
Commercial Metals Co.	163,567	3,186,285
Compass Minerals International Inc.[b]	47,783	3,134,565

Security	Shares	Value
Freeport-McMoRan Inc.[a]	1,866,666	$26,095,991
Newmont Mining Corp.	739,698	26,747,480
Nucor Corp.	443,137	25,626,613
Reliance Steel & Aluminum Co.	101,707	7,815,166
Royal Gold Inc.	91,174	7,668,645
Steel Dynamics Inc.	333,648	12,415,042
U.S. Steel Corp.	244,154	6,181,979
Worthington Industries Inc.	63,373	2,883,471

		140,301,251
OIL, GAS & CONSUMABLE FUELS — 0.50%
CONSOL Energy Inc.[a]	290,434	4,684,700

		4,684,700
PAPER & FOREST PRODUCTS — 0.74%
Domtar Corp.	87,977	4,163,072
KapStone Paper and Packaging Corp.	123,668	2,777,583

		6,940,655

TOTAL COMMON STOCKS (Cost: $929,808,802)		938,896,441

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	4,798,812	4,799,772
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	970,770	970,770

		5,770,542

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,770,421)		5,770,542

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $935,579,223)[f]		944,666,983
Other Assets, Less Liabilities — (0.55)%		(5,155,400)

NET ASSETS — 100.00%		$939,511,583

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $939,770,838. Net unrealized appreciation was $4,896,145, of which $60,960,553 represented gross unrealized appreciation on investments and $56,064,408 represented gross unrealized depreciation on investments.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	2,222,421	2,576,391	[b]	—	4,798,812	$4,799,772	$(555)	$(764)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,436,557	—		(465,787)[b]	970,770	970,770	—	—	2,431

						$5,770,542	$(555)	$(764)	$2,431

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$938,896,441	$—	$—	$938,896,441
Money market funds	5,770,542	—	—	5,770,542

Total	$944,666,983	$—	$—	$944,666,983

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AUTO COMPONENTS — 4.24%
Adient PLC	23,962	$2,021,434
Autoliv Inc.[a]	22,203	2,772,267
BorgWarner Inc.	50,690	2,672,377
Cooper Tire & Rubber Co.	13,354	438,011
Dana Inc.	36,887	1,124,685
Delphi Automotive PLC	68,242	6,781,890
Gentex Corp.	73,075	1,418,386
Goodyear Tire & Rubber Co. (The)	64,344	1,968,283
Lear Corp.	17,382	3,052,105
Tenneco Inc.	13,611	790,935
Visteon Corp.[b]	7,976	1,005,295

		24,045,668
AUTOMOBILES — 7.34%
Ford Motor Co.	1,000,225	12,272,761
General Motors Co.	335,397	14,415,363
Harley-Davidson Inc.	43,600	2,064,024
Tesla Inc.[b]	33,717	11,178,197
Thor Industries Inc.	12,507	1,703,703

		41,634,048
BEVERAGES — 19.87%
Brown-Forman Corp. Class A	15,569	892,571
Brown-Forman Corp. Class B	50,027	2,852,539
Coca-Cola Co. (The)	981,720	45,139,486
Constellation Brands Inc. Class A	43,962	9,631,634
Dr Pepper Snapple Group Inc.	46,474	3,980,963
Molson Coors Brewing Co. Class B	47,233	3,819,733
Monster Beverage Corp.[a,b]	106,071	6,144,693
PepsiCo Inc.	365,322	40,269,444

		112,731,063
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Herman Miller Inc.	15,182	510,115
HNI Corp.	11,327	387,610

		897,725
DISTRIBUTORS — 1.33%
Genuine Parts Co.	37,555	3,313,478
LKQ Corp.[b]	78,896	2,973,590
Pool Corp.	10,549	1,274,108

		7,561,176
DIVERSIFIED FINANCIAL SERVICES — 0.36%
Leucadia National Corp.	80,977	2,048,718

		2,048,718

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.18%
U.S. Foods Holding Corp.[b]	36,649	$999,785

		999,785
FOOD PRODUCTS — 14.86%
Archer-Daniels-Midland Co.	143,865	5,879,763
B&G Foods Inc.	17,057	542,413
Bunge Ltd.	35,922	2,470,715
Campbell Soup Co.	49,568	2,348,036
Conagra Brands Inc.	106,299	3,631,174
Darling Ingredients Inc.[a,b]	41,957	765,715
Dean Foods Co.	23,325	227,419
Flowers Foods Inc.	46,936	893,192
General Mills Inc.	147,586	7,662,665
Hain Celestial Group Inc. (The)[a,b]	26,411	951,324
Hershey Co. (The)	36,138	3,837,133
Hormel Foods Corp.	68,897	2,146,831
Ingredion Inc.	18,320	2,296,412
JM Smucker Co. (The)	29,059	3,081,707
Kellogg Co.	63,550	3,973,782
Kraft Heinz Co. (The)	152,661	11,805,275
Lamb Weston Holdings Inc.	37,381	1,906,057
Lancaster Colony Corp.	4,952	620,089
McCormick & Co. Inc./MD NVS	30,375	3,023,224
Mondelez International Inc. Class A	385,561	15,973,792
Pinnacle Foods Inc.	30,389	1,653,769
Post Holdings Inc.[b]	16,867	1,398,780
Snyder’s-Lance Inc.	21,762	818,904
TreeHouse Foods Inc.[a,b]	14,618	970,343
Tyson Foods Inc. Class A	73,977	5,393,663

		84,272,177
HOUSEHOLD DURABLES — 5.44%
CalAtlantic Group Inc.	19,457	960,008
DR Horton Inc.	87,107	3,851,001
Helen of Troy Ltd.[b]	6,938	644,540
Leggett & Platt Inc.	33,830	1,598,806
Lennar Corp. Class A	51,910	2,889,830
Lennar Corp. Class B	2,414	115,751
Mohawk Industries Inc.[b]	16,159	4,229,780
Newell Brands Inc.	125,337	5,111,243
NVR Inc.[b]	893	2,930,263
PulteGroup Inc.	70,986	2,145,907
Tempur Sealy International Inc.[b]	11,737	767,248
Toll Brothers Inc.	38,904	1,791,140
Tupperware Brands Corp.	13,020	764,925
Whirlpool Corp.	18,638	3,055,327

		30,855,769

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 16.00%
Church & Dwight Co. Inc.	63,721	$2,878,278
Clorox Co. (The)	33,008	4,176,502
Colgate-Palmolive Co.	225,265	15,869,919
Energizer Holdings Inc.	15,745	676,878
Kimberly-Clark Corp.	90,353	10,165,616
Procter & Gamble Co. (The)	652,135	56,305,336
Spectrum Brands Holdings Inc.	6,086	668,973

		90,741,502
LEISURE PRODUCTS — 1.21%
Brunswick Corp./DE	22,702	1,149,856
Hasbro Inc.	29,077	2,692,240
Mattel Inc.[a]	87,557	1,236,305
Polaris Industries Inc.	14,879	1,762,120

		6,840,521
MACHINERY — 2.16%
Middleby Corp. (The)[a,b]	14,715	1,705,468
Snap-on Inc.	14,713	2,321,417
Stanley Black & Decker Inc.	39,167	6,327,429
WABCO Holdings Inc.[b]	12,893	1,902,620

		12,256,934
PERSONAL PRODUCTS — 2.03%
Avon Products Inc.[b]	112,865	257,332
Coty Inc. Class A	120,625	1,857,625
Edgewell Personal Care Co.[b]	14,581	946,744
Estee Lauder Companies Inc. (The) Class A	57,252	6,401,346
Herbalife Ltd.[a,b]	16,983	1,233,306
Nu Skin Enterprises Inc. Class A	12,735	810,073

		11,506,426
SOFTWARE — 4.42%
Activision Blizzard Inc.	193,062	12,643,630
Electronic Arts Inc.[b]	78,953	9,442,779
Take-Two Interactive Software Inc.[b]	27,211	3,010,897

		25,097,306
TEXTILES, APPAREL & LUXURY GOODS — 7.35%
Carter’s Inc.	12,238	1,183,782
Deckers Outdoor Corp.[b]	8,131	554,859
Hanesbrands Inc.	93,137	2,095,582
Lululemon Athletica Inc.[b]	24,674	1,517,698
Michael Kors Holdings Ltd.[a,b]	38,773	1,892,510
NIKE Inc. Class B	336,027	18,478,125
PVH Corp.	19,786	2,509,063
Ralph Lauren Corp.	14,148	1,265,256

Security	Shares	Value
Skechers U.S.A. Inc. Class Ab	34,279	$1,094,186
Steven Madden Ltd.[a,b]	13,590	530,010
Tapestry Inc.	72,177	2,955,648
Under Armour Inc. Class Aa,b	47,045	589,003
Under Armour Inc. Class Ca,b	47,313	545,519
VF Corp.	83,551	5,819,327
Wolverine World Wide Inc.	24,653	673,027

		41,703,595
TOBACCO — 12.88%
Altria Group Inc.	490,651	31,509,607
Philip Morris International Inc.	397,198	41,562,799

		73,072,406

TOTAL COMMON STOCKS (Cost: $589,105,673)		566,264,819

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	7,346,638	7,348,108
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	322,456	322,456

		7,670,564

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,669,675)		7,670,564

TOTAL INVESTMENTS IN SECURITIES — 101.18%
(Cost: $596,775,348)[f]		573,935,383
Other Assets, Less Liabilities — (1.18)%		(6,680,335)

NET ASSETS — 100.00%		$567,255,048

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $598,871,119. Net unrealized depreciation was $24,935,736, of which $24,605,490 represented gross unrealized appreciation on investments and $49,541,226 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	28,154,555	—	(20,807,917)[b]	7,346,638	$7,348,108	$259	$(3,759)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	403,730	—	(81,274)[b]	322,456	322,456	—	—	4,058

					$7,670,564	$259	$(3,759)	$4,058

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$566,264,819	$—	$—	$566,264,819
Money market funds	7,670,564	—	—	7,670,564

Total	$573,935,383	$—	$—	$573,935,383

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

AIRLINES — 3.80%
Alaska Air Group Inc.	26,052	$1,720,214
Allegiant Travel Co.	2,872	391,741
American Airlines Group Inc.	90,096	4,218,295
Delta Air Lines Inc.	137,977	6,902,989
JetBlue Airways Corp.[a]	69,828	1,337,206
Southwest Airlines Co.	114,158	6,148,550
Spirit Airlines Inc.[a,b]	15,376	570,296
United Continental Holdings Inc.[a]	53,928	3,153,709

		24,443,000
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Copart Inc.[a,b]	42,424	1,539,567
KAR Auction Services Inc.	29,104	1,377,492
Rollins Inc.	20,684	908,235

		3,825,294
DIVERSIFIED CONSUMER SERVICES — 1.12%
Adtalem Global Education Inc.	13,881	512,903
Bright Horizons Family Solutions Inc.[a]	10,698	923,237
Graham Holdings Co. Class B	1,023	569,248
Grand Canyon Education Inc.[a]	10,354	926,786
H&R Block Inc.	44,593	1,103,231
Service Corp. International/U.S.	39,710	1,408,117
ServiceMaster Global Holdings Inc.[a]	28,369	1,336,464
Sotheby’sa	8,494	440,159

		7,220,145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.11%
Dolby Laboratories Inc. Class A	12,670	734,100

		734,100
FOOD & STAPLES RETAILING — 12.38%
Casey’s General Stores Inc.	8,227	942,567
Costco Wholesale Corp.	90,574	14,589,660
CVS Health Corp.	209,934	14,386,777
Kroger Co. (The)	186,797	3,866,698
Rite Aid Corp.[a,b]	243,346	401,521
Sprouts Farmers Market Inc.[a]	28,272	522,749
Sysco Corp.	100,778	5,605,272
United Natural Foods Inc.[a]	11,457	444,188
Wal-Mart Stores Inc.	301,924	26,360,985
Walgreens Boots Alliance Inc.	190,175	12,602,897

		79,723,314

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.09%
AmerisourceBergen Corp.	33,915	$2,609,759
Cardinal Health Inc.	65,832	4,075,001
Chemed Corp.[b]	3,472	775,749
McKesson Corp.	43,603	6,011,982

		13,472,491
HOTELS, RESTAURANTS & LEISURE — 16.28%
Aramark	51,389	2,245,185
Bloomin’ Brands Inc.	21,440	381,203
Brinker International Inc.	11,421	350,853
Buffalo Wild Wings Inc.[a]	3,441	406,726
Carnival Corp.	84,594	5,616,196
Cheesecake Factory Inc. (The)	9,891	442,523
Chipotle Mexican Grill Inc.[a,b]	5,314	1,444,877
Choice Hotels International Inc.	8,039	560,720
Cracker Barrel Old Country Store Inc.[b]	5,212	813,750
Darden Restaurants Inc.	26,313	2,164,771
Domino’s Pizza Inc.	9,230	1,689,090
Dunkin’ Brands Group Inc.	19,324	1,141,469
Extended Stay America Inc.	41,616	824,829
Hilton Grand Vacations Inc.[a]	14,256	583,926
Hilton Worldwide Holdings Inc.	42,625	3,080,935
Hyatt Hotels Corp. Class Aa	10,449	654,734
Jack in the Box Inc.	6,441	666,708
Las Vegas Sands Corp.	75,606	4,791,908
Marriott International Inc./MD Class A	64,773	7,739,078
Marriott Vacations Worldwide Corp.	5,265	692,979
McDonald’s Corp.	167,063	27,884,485
MGM Resorts International	107,911	3,383,010
Norwegian Cruise Line Holdings Ltd.[a]	37,393	2,084,660
Royal Caribbean Cruises Ltd.	35,761	4,426,139
Six Flags Entertainment Corp.	17,045	1,070,256
Starbucks Corp.	298,126	16,349,230
Texas Roadhouse Inc.	14,257	712,993
Vail Resorts Inc.	8,416	1,927,432
Wendy’s Co. (The)	40,236	611,990
Wyndham Worldwide Corp.	21,558	2,303,472
Wynn Resorts Ltd.	16,764	2,472,522
Yum! Brands Inc.	71,554	5,327,195

		104,845,844

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 21.22%
Amazon.com Inc.[a]	82,150	$90,798,752
Expedia Inc.	25,490	3,177,583
Groupon Inc.[a]	89,829	428,484
Liberty Expedia Holdings Inc. Class Aa	12,065	556,197
Liberty Interactive Corp. QVC Group Series Aa	88,714	2,015,582
Liberty Ventures Series Aa	17,509	997,313
Netflix Inc.[a]	89,126	17,507,020
Priceline Group Inc. (The)[a]	10,125	19,358,595
Shutterfly Inc.[a]	7,857	335,494
TripAdvisor Inc.[a]	23,429	878,587
Wayfair Inc. Class Aa	8,955	625,955

		136,679,562
INTERNET SOFTWARE & SERVICES — 0.12%
Yelp Inc.[a]	16,386	765,554

		765,554
IT SERVICES — 0.07%
Acxiom Corp.[a,b]	17,994	452,729

		452,729
MEDIA — 21.77%
AMC Networks Inc. Class Aa,b	11,509	585,578
Cable One Inc.	1,024	726,845
CBS Corp. Class A	2,255	128,152
CBS Corp. Class B NVS	75,701	4,248,340
Charter Communications Inc. Class Aa	41,552	13,885,432
Cinemark Holdings Inc.	22,927	833,167
Comcast Corp. Class A	814,580	29,349,317
Discovery Communications Inc. Class Aa,b	33,874	639,541
Discovery Communications Inc. Class C NVS[a,b]	44,172	786,703
DISH Network Corp. Class Aa	47,771	2,318,804
Interpublic Group of Companies Inc. (The)	83,050	1,598,713
John Wiley & Sons Inc. Class A	9,929	542,620
Liberty Broadband Corp. Class Aa	5,891	507,863
Liberty Broadband Corp. Class Ca,b	32,004	2,793,629
Liberty Global PLC Series Aa	47,757	1,473,304
Liberty Global PLC Series C NVS[a]	124,032	3,707,317
Liberty Global PLC LiLAC Class Aa	12,146	263,811
Liberty Global PLC LiLAC Class Ca,b	25,548	562,056

Security	Shares	Value
Liberty Media Corp.-Liberty Formula One Class Aa	6,399	$232,924
Liberty Media Corp.-Liberty Formula One Class Ca,b	42,589	1,624,345
Liberty Media Corp.-Liberty SiriusXM Class Aa	18,237	760,665
Liberty Media Corp.-Liberty SiriusXM Class Ca	35,925	1,496,276
Lions Gate Entertainment Corp. Class Aa	14,565	422,676
Lions Gate Entertainment Corp. Class Ba	24,246	670,644
Live Nation Entertainment Inc.[a]	28,530	1,249,043
Madison Square Garden Co. (The)[a]	3,588	799,012
Meredith Corp.	8,140	431,420
New York Times Co. (The) Class A	27,950	533,845
News Corp. Class A	81,597	1,114,615
News Corp. Class B	28,048	389,867
Nexstar Media Group Inc. Class A	10,148	647,442
Omnicom Group Inc.	48,117	3,232,981
Regal Entertainment Group Class A	25,737	420,800
Scripps Networks Interactive Inc. Class A	20,256	1,686,920
Sinclair Broadcast Group Inc. Class A	17,150	543,655
Sirius XM Holdings Inc.[b]	311,425	1,694,152
TEGNA Inc.	47,558	581,634
Time Inc.	23,991	278,296
Time Warner Inc.	160,603	15,785,669
Tribune Media Co. Class A	15,885	650,173
Twenty-First Century Fox Inc. Class A	218,313	5,708,885
Twenty-First Century Fox Inc. Class B	91,986	2,341,044
Viacom Inc. Class Ab	3,050	91,653
Viacom Inc. Class B NVS	74,287	1,785,117
Walt Disney Co. (The)	307,299	30,056,915

		140,181,860
MULTILINE RETAIL — 3.14%
Big Lots Inc.[b]	9,875	506,686
Dillard’s Inc. Class Ab	5,120	260,096
Dollar General Corp.	54,133	4,376,112
Dollar Tree Inc.[a]	49,203	4,489,774

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2017

Security	Shares	Value
JC Penney Co. Inc.[a,b]	77,331	$216,527
Kohl’s Corp.	35,671	1,489,621
Macy’s Inc.	64,798	1,215,610
Nordstrom Inc.	24,983	990,576
Target Corp.	113,150	6,680,376

		20,225,378
PROFESSIONAL SERVICES — 1.05%
Dun & Bradstreet Corp. (The)	7,959	929,850
IHS Markit Ltd.[a,b]	75,740	3,227,281
Nielsen Holdings PLC	70,198	2,602,240

		6,759,371
ROAD & RAIL — 0.10%
Avis Budget Group Inc.[a]	15,955	658,144

		658,144
SPECIALTY RETAIL — 15.99%
Aaron’s Inc.	13,858	509,974
Advance Auto Parts Inc.	15,701	1,283,400
American Eagle Outfitters Inc.	37,540	488,771
AutoNation Inc.[a,b]	14,285	677,109
AutoZone Inc.[a]	5,844	3,445,038
Bed Bath & Beyond Inc.	31,713	631,089
Best Buy Co. Inc.	55,363	3,099,221
Burlington Stores Inc.[a,b]	14,824	1,391,825
CarMax Inc.[a]	38,280	2,874,828
Dick’s Sporting Goods Inc.	18,982	464,490
Five Below Inc.[a]	12,082	667,530
Foot Locker Inc.	27,224	818,898
GameStop Corp. Class A	22,979	429,477
Gap Inc. (The)	46,788	1,216,020
Home Depot Inc. (The)	243,020	40,287,856
L Brands Inc.	52,291	2,250,605
Lithia Motors Inc. Class A	5,301	599,967
Lowe’s Companies Inc.	174,379	13,941,601
Murphy USA Inc.[a]	7,442	553,387
O’Reilly Automotive Inc.[a]	18,317	3,863,971
Office Depot Inc.	117,876	365,416
Ross Stores Inc.	80,786	5,129,103
Sally Beauty Holdings Inc.[a,b]	29,421	509,277
Signet Jewelers Ltd.	13,053	855,885
Tiffany & Co.	21,466	2,009,647
TJX Companies Inc. (The)	131,627	9,187,565
Tractor Supply Co.	26,782	1,613,883
Ulta Salon Cosmetics & Fragrance Inc.[a]	12,226	2,467,085
Urban Outfitters Inc.[a,b]	18,331	449,476

Security	Shares	Value
Williams-Sonoma Inc.	17,200	$887,520

		102,969,914
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Beacon Roofing Supply Inc.[a]	14,511	804,054

		804,054

TOTAL COMMON STOCKS (Cost: $657,881,693)		643,760,754

SHORT-TERM INVESTMENTS — 2.43%

MONEY MARKET FUNDS — 2.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	14,754,498	14,757,448
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	891,815	891,815

		15,649,263

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,647,469)		15,649,263

TOTAL INVESTMENTS IN SECURITIES — 102.39%
(Cost: $673,529,162)[f]		659,410,017
Other Assets, Less Liabilities — (2.39)%		(15,376,486)

NET ASSETS — 100.00%		$644,033,531

NVS  -—  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $677,892,892. Net unrealized depreciation was $18,482,875, of which $57,595,944 represented gross unrealized appreciation on investments and $76,078,819 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	15,419,209	—		(664,711)[b]	14,754,498	$14,757,448	$(4,155)	$(1,271)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	814,889	76,926	[b]	—	891,815	891,815	—	—	4,177

						$15,649,263	$(4,155)	$(1,271)	$4,177

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$643,760,754	$—	$—	$643,760,754
Money market funds	15,649,263	—	—	15,649,263

Total	$659,410,017	$—	$—	$659,410,017

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

BANKS — 55.45%
Associated Banc-Corp.	79,614	$2,014,234
BancorpSouth Inc.	44,535	1,407,306
Bank of America Corp.	5,152,593	141,129,522
Bank of Hawaii Corp.	22,438	1,831,165
Bank of the Ozarks Inc.	64,015	2,984,379
BankUnited Inc.	56,000	1,951,600
BB&T Corp.	424,353	20,895,142
BOK Financial Corp.	13,069	1,130,076
Cathay General Bancorp.	39,878	1,666,900
Chemical Financial Corp.	37,553	1,978,668
CIT Group Inc.	71,339	3,325,824
Citigroup Inc.	1,430,745	105,159,757
Citizens Financial Group Inc.	262,949	9,994,691
Comerica Inc.	92,438	7,262,854
Commerce Bancshares Inc./MO	47,042	2,735,963
Cullen/Frost Bankers Inc.	30,743	3,028,186
East West Bancorp. Inc.	76,026	4,549,396
F.N.B. Corp.	170,035	2,293,772
Fifth Third Bancorp.	386,877	11,180,745
First Citizens BancShares Inc./NC Class A	4,591	1,859,355
First Financial Bankshares Inc.	34,806	1,588,894
First Horizon National Corp.	122,778	2,304,543
First Republic Bank/CA	81,063	7,895,536
Fulton Financial Corp.	91,736	1,669,595
Glacier Bancorp. Inc.	41,101	1,560,194
Hancock Holding Co.	44,712	2,179,710
Home BancShares Inc./AR	82,998	1,865,795
Huntington Bancshares Inc./OH	572,699	7,903,246
IBERIABANK Corp.	28,205	2,080,119
International Bancshares Corp.	28,500	1,157,100
Investors Bancorp. Inc.	134,776	1,853,170
JPMorgan Chase & Co.	1,847,913	185,918,527
KeyCorp	571,123	10,422,995
M&T Bank Corp.	79,783	13,305,411
MB Financial Inc.	44,072	2,024,668
PacWest Bancorp.	68,210	3,295,907
People’s United Financial Inc.	181,140	3,380,072
Pinnacle Financial Partners Inc.	38,862	2,572,664
PNC Financial Services Group Inc. (The)[a]	251,645	34,422,520
Popular Inc.	53,476	1,961,500
Prosperity Bancshares Inc.	36,552	2,404,391

Security	Shares	Value
Regions Financial Corp.	627,660	$9,716,177
Signature Bank/New York NYb	28,919	3,759,759
Sterling Bancorp./DE	118,048	2,957,102
SunTrust Banks Inc.	252,029	15,174,666
SVB Financial Group[b]	27,669	6,067,258
Synovus Financial Corp.	63,922	2,994,746
TCF Financial Corp.	89,917	1,638,288
Texas Capital Bancshares Inc.[b,c]	26,100	2,245,905
Trustmark Corp.	35,629	1,173,619
U.S. Bancorp.	834,499	45,380,056
UMB Financial Corp.	23,086	1,697,514
Umpqua Holdings Corp.	115,844	2,370,168
United Bankshares Inc./WV	55,033	1,978,436
Valley National Bancorp.	138,858	1,596,867
Webster Financial Corp.	48,430	2,663,166
Wells Fargo & Co.	2,346,043	131,706,854
Western Alliance Bancorp.[b]	51,076	2,850,041
Wintrust Financial Corp.	29,437	2,392,934
Zions BanCorp.	106,354	4,941,207

		863,450,855
CAPITAL MARKETS — 25.09%
Affiliated Managers Group Inc.	29,417	5,486,271
Ameriprise Financial Inc.	78,740	12,325,960
Bank of New York Mellon Corp. (The)	542,541	27,913,734
BGC Partners Inc. Class A	124,845	1,893,899
BlackRock Inc.[a]	65,091	30,646,796
Cboe Global Markets Inc.	59,283	6,702,536
Charles Schwab Corp. (The)	625,857	28,063,428
CME Group Inc.	178,497	24,484,433
E*TRADE Financial Corp.[b]	144,583	6,302,373
Eaton Vance Corp. NVS	60,589	3,057,927
Evercore Inc. Class A	20,567	1,647,417
FactSet Research Systems Inc.	20,638	3,918,537
Federated Investors Inc. Class B NVS	43,239	1,343,436
Financial Engines Inc.	33,213	1,198,989
Franklin Resources Inc.	172,904	7,284,446
Goldman Sachs Group Inc. (The)	188,938	45,813,686
Intercontinental Exchange Inc.	309,035	20,427,213
Invesco Ltd.	213,774	7,650,971
Janus Henderson Group PLC	95,025	3,302,119
Lazard Ltd. Class A	68,262	3,245,175
Legg Mason Inc.	45,791	1,748,300
LPL Financial Holdings Inc.	47,313	2,347,198

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2017

Security	Shares	Value
MarketAxess Holdings Inc.	19,775	$3,440,850
Moody’s Corp.	87,261	12,426,839
Morgan Stanley	742,621	37,131,050
MSCI Inc.	47,347	5,556,644
Nasdaq Inc.	61,436	4,463,325
Northern Trust Corp.	112,787	10,547,840
Raymond James Financial Inc.	67,476	5,720,615
S&P Global Inc.	134,957	21,116,722
SEI Investments Co.	69,031	4,453,190
State Street Corp.	196,376	18,066,592
Stifel Financial Corp.	35,941	1,905,951
T Rowe Price Group Inc.	126,219	11,725,745
TD Ameritrade Holding Corp.	133,250	6,661,168
Waddell & Reed Financial Inc. Class A	36,325	678,914

		390,700,289
CONSUMER FINANCE — 6.43%
Ally Financial Inc.	236,492	6,179,536
American Express Co.	385,289	36,802,805
Capital One Financial Corp.	254,002	23,413,904
Credit Acceptance Corp.[b,c]	6,717	1,925,965
Discover Financial Services	195,533	13,008,811
LendingClub Corp.[b]	194,659	1,107,610
Navient Corp.	144,207	1,796,819
PRA Group Inc.[b]	23,755	662,765
SLM Corp.[b]	226,294	2,396,454
Synchrony Financial	392,594	12,806,416

		100,101,085
INSURANCE — 0.35%
FNF Group	143,189	5,358,132

		5,358,132
IT SERVICES — 11.78%
Mastercard Inc. Class A	490,350	72,949,370
Visa Inc. Class A	960,656	105,652,947
Western Union Co. (The)	244,070	4,847,230

		183,449,547
THRIFTS & MORTGAGE FINANCE — 0.83%
Capitol Federal Financial Inc.	72,667	1,002,078
Essent Group Ltd.[b]	43,665	1,861,002
MGIC Investment Corp.[b]	194,311	2,778,647
New York Community Bancorp. Inc.	257,687	3,236,549
Radian Group Inc.	113,284	2,374,433

Security	Shares	Value
Washington Federal Inc.	46,681	$1,624,499

		12,877,208

TOTAL COMMON STOCKS
(Cost: $1,336,835,379)		1,555,937,116

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,d,e]	2,547,775	2,548,285
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,d]	781,182	781,182

		3,329,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,329,680)		3,329,467

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $1,340,165,059)[f]		1,559,266,583
Other Assets, Less Liabilities — (0.14)%		(2,207,290)

NET ASSETS — 100.00%		$1,557,059,293

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,347,982,163. Net unrealized appreciation was $211,284,420, of which $225,290,839 represented gross unrealized appreciation on investments and $14,006,419 represented gross unrealized depreciation on investments.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,620,552	927,223	[b]	—	2,547,775	$2,548,285	$(28)	$(213)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,357,821	—		(576,639)[b]	781,182	781,182	—	—	7,285
BlackRock Inc.	66,895	12,796		(14,600)	65,091	30,646,796	725,394	4,542,489	293,280
PNC Financial Services Group Inc. (The)	267,357	45,744		(61,456)	251,645	34,422,520	1,782,797	2,303,506	359,995

						$68,398,783	$2,508,163	$6,845,782	$660,560

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,555,937,116	$—	$—	$1,555,937,116
Money market funds	3,329,467	—	—	3,329,467

Total	$1,559,266,583	$—	$—	$1,559,266,583

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

BANKS — 32.22%
Associated Banc-Corp.	62,316	$1,576,595
BancorpSouth Inc.	34,954	1,104,546
Bank of America Corp.	4,013,077	109,918,179
Bank of Hawaii Corp.	17,421	1,421,728
Bank of the Ozarks Inc.	49,917	2,327,131
BankUnited Inc.	43,770	1,525,385
BB&T Corp.	330,506	16,274,115
BOK Financial Corp.	10,264	887,528
Cathay General Bancorp.	31,261	1,306,710
Chemical Financial Corp.	29,158	1,536,335
CIT Group Inc.	55,489	2,586,897
Citigroup Inc.	1,114,332	81,903,402
Citizens Financial Group Inc.	205,014	7,792,582
Comerica Inc.	72,098	5,664,740
Commerce Bancshares Inc./MO	36,771	2,138,601
Cullen/Frost Bankers Inc.	24,030	2,366,955
East West Bancorp. Inc.	59,222	3,543,844
F.N.B. Corp.	132,478	1,787,128
Fifth Third Bancorp.	301,589	8,715,922
First Citizens BancShares Inc./NC Class A	3,585	1,451,925
First Financial Bankshares Inc.	27,430	1,252,180
First Horizon National Corp.	96,397	1,809,372
First Republic Bank/CA	63,205	6,156,167
Fulton Financial Corp.	72,504	1,319,573
Glacier Bancorp. Inc.	32,091	1,218,174
Hancock Holding Co.	34,605	1,686,994
Home BancShares Inc./AR	64,638	1,453,062
Huntington Bancshares Inc./OH	446,619	6,163,342
IBERIABANK Corp.	22,071	1,627,736
International Bancshares Corp.	22,374	908,384
Investors Bancorp. Inc.	105,411	1,449,401
JPMorgan Chase & Co.	1,439,239	144,801,836
KeyCorp	445,234	8,125,521
M&T Bank Corp.	62,163	10,366,924
MB Financial Inc.	34,355	1,578,269
PacWest Bancorp.	52,954	2,558,737
People’s United Financial Inc.	140,613	2,623,839
Pinnacle Financial Partners Inc.	30,333	2,008,045
PNC Financial Services Group Inc. (The)[a]	195,995	26,810,156
Popular Inc.	42,085	1,543,678
Prosperity Bancshares Inc.	28,722	1,889,333
Regions Financial Corp.	489,404	7,575,974

Security	Shares	Value
Signature Bank/New York NYb	22,533	$2,929,515
Sterling Bancorp./DE	91,969	2,303,823
SunTrust Banks Inc.	196,327	11,820,849
SVB Financial Group[b]	21,516	4,718,028
Synovus Financial Corp.	49,948	2,340,064
TCF Financial Corp.	70,946	1,292,636
Texas Capital Bancshares Inc.[b]	20,485	1,762,734
Trustmark Corp.	27,412	902,951
U.S. Bancorp.	649,946	35,344,063
UMB Financial Corp.	18,261	1,342,731
Umpqua Holdings Corp.	89,924	1,839,845
United Bankshares Inc./WV	43,224	1,553,903
Valley National Bancorp.	108,990	1,253,385
Webster Financial Corp.	37,742	2,075,433
Wells Fargo & Co.	1,827,206	102,579,345
Western Alliance Bancorp.[b]	39,936	2,228,429
Wintrust Financial Corp.	22,795	1,853,006
Zions BanCorp.	82,867	3,850,001

		672,747,686
CAPITAL MARKETS — 14.58%
Affiliated Managers Group Inc.	22,936	4,277,564
Ameriprise Financial Inc.	61,363	9,605,764
Bank of New York Mellon Corp. (The)	422,555	21,740,455
BGC Partners Inc. Class A	97,407	1,477,664
BlackRock Inc.[a]	50,697	23,869,669
Cboe Global Markets Inc.	46,223	5,225,972
Charles Schwab Corp. (The)	487,448	21,857,168
CME Group Inc.	139,021	19,069,511
E*TRADE Financial Corp.[b]	112,327	4,896,334
Eaton Vance Corp. NVS	47,270	2,385,717
Evercore Inc. Class A	16,086	1,288,489
FactSet Research Systems Inc.	16,076	3,052,350
Federated Investors Inc. Class B NVS	35,686	1,108,764
Financial Engines Inc.	26,093	941,957
Franklin Resources Inc.	134,855	5,681,441
Goldman Sachs Group Inc. (The)	147,155	35,682,145
Intercontinental Exchange Inc.	240,692	15,909,741
Invesco Ltd.	166,709	5,966,515
Janus Henderson Group PLC	73,926	2,568,929
Lazard Ltd. Class A	52,996	2,519,430
Legg Mason Inc.	35,712	1,363,484
LPL Financial Holdings Inc.	37,021	1,836,612
MarketAxess Holdings Inc.	15,401	2,679,774
Moody’s Corp.	67,996	9,683,310

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2017

Security	Shares	Value
Morgan Stanley	578,388	$28,919,400
MSCI Inc.	36,776	4,316,031
Nasdaq Inc.	47,848	3,476,157
Northern Trust Corp.	87,927	8,222,933
Raymond James Financial Inc.	52,590	4,458,580
S&P Global Inc.	105,111	16,446,718
SEI Investments Co.	53,789	3,469,928
State Street Corp.	152,947	14,071,124
Stifel Financial Corp.	27,999	1,484,787
T Rowe Price Group Inc.	98,383	9,139,781
TD Ameritrade Holding Corp.	103,519	5,174,915
Waddell & Reed Financial Inc. Class A	29,341	548,383

		304,417,496
CONSUMER FINANCE — 3.74%
Ally Financial Inc.	183,706	4,800,238
American Express Co.	300,083	28,663,928
Capital One Financial Corp.	197,830	18,235,969
Credit Acceptance Corp.[b,c]	5,219	1,496,444
Discover Financial Services	152,377	10,137,642
LendingClub Corp.[b]	152,810	869,489
Navient Corp.	112,803	1,405,525
PRA Group Inc.[b,c]	18,514	516,541
SLM Corp.[b]	176,875	1,873,106
Synchrony Financial	305,959	9,980,383

		77,979,265
DIVERSIFIED FINANCIAL SERVICES — 7.19%
Berkshire Hathaway Inc. Class Bb	786,971	147,116,359
Voya Financial Inc.	73,831	2,965,053

		150,081,412
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.70%
Acadia Realty Trust	31,782	894,663
Alexander & Baldwin Inc.	19,246	870,689
Alexandria Real Estate Equities Inc.	38,368	4,756,097
American Campus Communities Inc.	55,921	2,325,195
American Homes 4 Rent Class Ac	93,966	1,999,596
American Tower Corp.	175,532	25,218,682
Apartment Investment & Management Co. Class A	64,120	2,819,998
Apple Hospitality REIT Inc.	86,285	1,634,238
AvalonBay Communities Inc.	56,506	10,246,233
Boston Properties Inc.	63,176	7,655,668
Brandywine Realty Trust	72,347	1,265,349

Security	Shares	Value
Brixmor Property Group Inc.	125,302	$2,189,026
Camden Property Trust	37,798	3,448,690
CBL & Associates Properties Inc.[c]	63,207	495,543
Colony NorthStar Inc. Class A	225,159	2,764,953
Columbia Property Trust Inc.	49,696	1,097,288
CoreCivic Inc.	48,810	1,203,655
CoreSite Realty Corp.	14,087	1,560,135
Corporate Office Properties Trust	41,284	1,318,198
Cousins Properties Inc.[c]	172,911	1,559,657
Crown Castle International Corp.	166,163	17,792,734
CubeSmart[c]	73,573	2,002,657
CyrusOne Inc.	37,521	2,303,414
DCT Industrial Trust Inc.	38,295	2,221,876
DDR Corp.	125,123	959,693
DiamondRock Hospitality Co.	82,838	899,621
Digital Realty Trust Inc.	83,736	9,917,692
Douglas Emmett Inc.	62,923	2,503,706
Duke Realty Corp.[c]	145,806	4,152,555
EastGroup Properties Inc.	14,004	1,268,622
Education Realty Trust Inc.	30,367	1,059,808
EPR Properties	26,264	1,816,944
Equinix Inc.	31,864	14,768,964
Equity Commonwealth[b]	51,188	1,538,199
Equity LifeStyle Properties Inc.	35,733	3,161,656
Equity Residential	150,307	10,109,649
Essex Property Trust Inc.[c]	27,029	7,093,220
Extra Space Storage Inc.[c]	51,692	4,217,550
Federal Realty Investment Trust	29,610	3,568,597
First Industrial Realty Trust Inc.	49,189	1,518,956
Forest City Realty Trust Inc. Class A	109,584	2,699,054
Four Corners Property Trust Inc.	25,373	626,206
Gaming and Leisure Properties Inc.	82,034	2,997,522
GEO Group Inc. (The)	51,226	1,329,315
GGP Inc.[c]	255,730	4,976,506
Gramercy Property Trust	62,468	1,855,300
HCP Inc.	192,208	4,966,655
Healthcare Realty Trust Inc.	51,007	1,644,466
Healthcare Trust of America Inc. Class A	82,238	2,471,252
Highwoods Properties Inc.	42,316	2,160,232
Hospitality Properties Trust	57,642	1,647,408
Host Hotels & Resorts Inc.	302,205	5,911,130
Hudson Pacific Properties Inc.	63,654	2,152,778
Iron Mountain Inc.[c]	108,367	4,334,680

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2017

Security	Shares	Value
JBG SMITH Properties[b]	38,474	$1,200,774
Kilroy Realty Corp.	40,319	2,871,922
Kimco Realty Corp.[c]	174,455	3,168,103
Kite Realty Group Trust	32,477	606,995
Lamar Advertising Co. Class Ac	34,268	2,413,838
LaSalle Hotel Properties	46,817	1,320,708
Lexington Realty Trust	89,969	910,486
Liberty Property Trust	60,381	2,589,137
Life Storage Inc.	19,188	1,550,774
Macerich Co. (The)	44,751	2,443,405
Mack-Cali Realty Corp.	36,822	838,437
Medical Properties Trust Inc.	149,223	1,974,220
Mid-America Apartment Communities Inc.	46,388	4,747,812
National Health Investors Inc.	16,795	1,279,611
National Retail Properties Inc.[c]	61,314	2,463,597
Omega Healthcare Investors Inc.[c]	81,138	2,341,643
Outfront Media Inc.	57,171	1,340,660
Paramount Group Inc.[c]	83,601	1,330,928
Park Hotels & Resorts Inc.	58,760	1,691,700
Pebblebrook Hotel Trust[c]	28,705	1,023,620
Physicians Realty Trust	73,279	1,273,589
Piedmont Office Realty Trust Inc. Class A	60,204	1,164,345
Potlatch Corp.	16,648	862,366
Prologis Inc.	217,528	14,047,958
Public Storage[c]	61,208	12,685,358
Quality Care Properties Inc.[b]	38,965	616,816
Rayonier Inc.[c]	52,829	1,583,813
Realty Income Corp.	112,282	6,026,175
Regency Centers Corp.	60,683	3,735,039
Retail Properties of America Inc. Class A	95,143	1,162,647
RLJ Lodging Trust	72,068	1,560,993
Ryman Hospitality Properties Inc.	21,069	1,393,293
Sabra Health Care REIT Inc.	71,920	1,432,646
SBA Communications Corp.[b]	49,288	7,747,088
Senior Housing Properties Trust	83,355	1,533,732
Simon Property Group Inc.	127,131	19,747,258
SL Green Realty Corp.	40,636	3,888,052
Spirit Realty Capital Inc.[c]	188,645	1,567,640
Starwood Waypoint Homes	52,437	1,903,987
STORE Capital Corp.	68,008	1,679,118
Sun Communities Inc.	32,452	2,929,118
Sunstone Hotel Investors Inc.	92,444	1,508,686
Tanger Factory Outlet Centers Inc.[c]	39,194	891,664

Security	Shares	Value
Taubman Centers Inc.	24,876	$1,174,645
UDR Inc.	109,841	4,260,732
Uniti Group Inc.[b]	67,950	1,189,125
Urban Edge Properties[c]	43,987	1,031,935
Ventas Inc.	145,776	9,147,444
VEREIT Inc.	400,043	3,156,339
Vornado Realty Trust	70,402	5,270,294
Washington Prime Group Inc.[c]	78,489	614,569
Washington REIT	31,615	1,017,687
Weingarten Realty Investors	49,414	1,504,656
Welltower Inc.	150,942	10,107,076
Weyerhaeuser Co.	308,081	11,063,189
WP Carey Inc.	43,651	2,974,816
Xenia Hotels & Resorts Inc.	44,055	958,637

		390,493,065
INSURANCE — 14.67%
Aflac Inc.	161,647	13,560,567
Alleghany Corp.[b]	5,528	3,130,064
Allstate Corp. (The)	147,795	13,872,039
American Financial Group Inc./OH	28,200	2,974,818
American International Group Inc.	369,489	23,872,684
AmTrust Financial Services Inc.	39,027	490,179
Aon PLC	104,022	14,919,875
Arch Capital Group Ltd.[b]	53,608	5,341,501
Arthur J Gallagher & Co.	73,570	4,659,188
Aspen Insurance Holdings Ltd.	24,839	1,065,593
Assurant Inc.	22,158	2,230,203
Assured Guaranty Ltd.	48,946	1,815,897
Athene Holding Ltd. Class Ab	30,306	1,579,852
Axis Capital Holdings Ltd.	34,106	1,855,025
Brighthouse Financial Inc.[b,c]	39,388	2,449,146
Brown & Brown Inc.	47,826	2,383,648
Chubb Ltd.	190,353	28,709,039
Cincinnati Financial Corp.	60,932	4,275,598
CNO Financial Group Inc.	60,114	1,440,933
Erie Indemnity Co. Class A	7,575	915,060
Everest Re Group Ltd.	16,856	4,002,457
First American Financial Corp.	45,285	2,464,410
FNF Group	111,210	4,161,478
Genworth Financial Inc. Class Ab	202,087	668,908
Hanover Insurance Group Inc. (The)	17,375	1,709,352
Hartford Financial Services Group Inc. (The)	149,141	8,210,212
Kemper Corp.	20,073	1,286,679

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2017

Security	Shares	Value
Lincoln National Corp.	90,469	$6,855,741
Loews Corp.	112,717	5,580,619
Markel Corp.[b]	5,717	6,198,943
Marsh & McLennan Companies Inc.	209,620	16,964,547
Mercury General Corp.	15,009	840,054
MetLife Inc.	434,709	23,291,708
Old Republic International Corp.	100,775	2,044,725
Primerica Inc.	18,403	1,628,666
Principal Financial Group Inc.	110,042	7,246,266
ProAssurance Corp.	22,082	1,237,696
Progressive Corp. (The)	238,049	11,581,084
Prudential Financial Inc.	174,640	19,290,734
Reinsurance Group of America Inc.	26,333	3,933,624
RenaissanceRe Holdings Ltd.	16,476	2,279,619
RLI Corp.	15,822	934,922
Torchmark Corp.	44,423	3,737,307
Travelers Companies Inc. (The)	112,861	14,948,439
Unum Group	92,497	4,813,544
Validus Holdings Ltd.	32,712	1,703,641
White Mountains Insurance Group Ltd.	1,455	1,293,713
Willis Towers Watson PLC	54,977	8,855,695
WR Berkley Corp.	39,270	2,693,137
XL Group Ltd.	105,715	4,278,286

		306,277,115
IT SERVICES — 6.84%
MasterCard Inc. Class A	381,908	56,816,453
Visa Inc. Class A	748,202	82,287,256
Western Union Co. (The)	190,516	3,783,648

		142,887,357
MORTGAGE REAL ESTATE INVESTMENT — 0.93%
AGNC Investment Corp.	158,533	3,191,269
Annaly Capital Management Inc.	471,439	5,402,691
Blackstone Mortgage Trust Inc. Class Ac	38,866	1,237,105
Chimera Investment Corp.	77,306	1,414,700
Invesco Mortgage Capital Inc.	45,566	784,646
MFA Financial Inc.	162,433	1,338,448
New Residential Investment Corp.	126,722	2,234,109
Starwood Property Trust Inc.[c]	106,398	2,288,621
Two Harbors Investment Corp.[c]	146,821	1,438,846

		19,330,435

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Ab	122,814	$4,829,047
Howard Hughes Corp. (The)[b]	15,867	2,025,105
Jones Lang LaSalle Inc.	18,666	2,417,060
Realogy Holdings Corp.	55,882	1,806,665

		11,077,877
THRIFTS & MORTGAGE FINANCE — 0.48%
Capitol Federal Financial Inc.	57,117	787,643
Essent Group Ltd.[b]	34,061	1,451,680
MGIC Investment Corp.[b]	151,872	2,171,770
New York Community Bancorp. Inc.	200,447	2,517,614
Radian Group Inc.	88,223	1,849,154
Washington Federal Inc.	36,887	1,283,668

		10,061,529

TOTAL COMMON STOCKS
(Cost: $1,890,842,114)		2,085,353,237

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[a,d,e]	34,281,929	34,288,785
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,d]	2,363,036	2,363,036

		36,651,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,648,624)		36,651,821

TOTAL INVESTMENTS IN SECURITIES — 101.63%
(Cost: $1,927,490,738)[f]		2,122,005,058
Other Assets, Less Liabilities — (1.63)%		(34,109,360)

NET ASSETS — 100.00%		$2,087,895,698

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,932,907,528. Net unrealized appreciation was $189,097,530, of which $253,234,463 represented gross unrealized appreciation on investments and $64,136,933 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	19,888,080	14,393,849	[b]	—	34,281,929	$34,288,785	$(4,824)	$(3,544)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	2,174,793	188,243	[b]	—	2,363,036	2,363,036	—	—	8,758
BlackRock Inc.	44,442	15,910		(9,655)	50,697	23,869,669	489,837	3,528,584	225,833
PNC Financial Services Group Inc. (The)	177,540	60,282		(41,827)	195,995	26,810,156	1,078,714	2,034,497	285,669

						$87,331,646	$1,563,727	$5,559,537	$520,260

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,085,353,237	$—	$—	$2,085,353,237
Money market funds	36,651,821	—	—	36,651,821

Total	$2,122,005,058	$—	$—	$2,122,005,058

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 18.69%
Arconic Inc.	154,917	$3,891,515
Boeing Co. (The)	203,787	52,572,970
BWX Technologies Inc.	36,348	2,177,972
Curtiss-Wright Corp.	16,242	1,920,617
Esterline Technologies Corp.[a]	9,696	919,666
General Dynamics Corp.	102,134	20,731,159
HEICO Corp.	9,580	868,714
HEICO Corp. Class A	16,661	1,267,902
Hexcel Corp.	32,835	1,992,756
Huntington Ingalls Industries Inc.	16,667	3,880,578
KLX Inc.[a]	18,928	1,038,390
L3 Technologies Inc.	28,694	5,370,943
Lockheed Martin Corp.	91,901	28,320,212
Moog Inc. Class Aa	11,831	1,038,289
Northrop Grumman Corp.	63,874	18,876,683
Orbital ATK Inc.	21,117	2,807,083
Raytheon Co.	106,456	19,183,371
Rockwell Collins Inc.	59,602	8,082,031
Spirit AeroSystems Holdings Inc. Class A	43,403	3,476,580
Teledyne Technologies Inc.[a]	12,986	2,207,101
Textron Inc.	97,075	5,119,735
TransDigm Group Inc.	17,713	4,915,358
United Technologies Corp.	272,451	32,628,732

		223,288,357
AIR FREIGHT & LOGISTICS — 5.06%
CH Robinson Worldwide Inc.	51,480	4,042,724
Expeditors International of Washington Inc.	66,282	3,869,543
FedEx Corp.	90,529	20,442,354
United Parcel Service Inc. Class B	252,624	29,690,899
XPO Logistics Inc.[a,b]	35,817	2,483,909

		60,529,429
BUILDING PRODUCTS — 3.08%
Allegion PLC	34,822	2,903,807
AO Smith Corp.	53,705	3,179,336
Armstrong World Industries Inc.[a]	19,461	994,457
Fortune Brands Home & Security Inc.	56,479	3,731,003
Johnson Controls International PLC	341,987	14,154,842

Security	Shares	Value
Lennox International Inc.	13,898	$2,656,325
Masco Corp.	116,838	4,652,489
Owens Corning	40,766	3,370,940
USG Corp.[a,b]	33,240	1,141,129

		36,784,328
CHEMICALS — 1.00%
Sherwin-Williams Co. (The)	30,137	11,908,636

		11,908,636
COMMERCIAL SERVICES & SUPPLIES — 2.59%
Brink’s Co. (The)	18,582	1,414,090
Cintas Corp.	31,313	4,666,890
Clean Harbors Inc.[a]	19,079	1,020,917
Covanta Holding Corp.	47,763	768,984
Deluxe Corp.	17,743	1,235,800
MSA Safety Inc.	12,509	994,466
Republic Services Inc.	83,990	5,465,229
Stericycle Inc.[a,b]	31,249	2,213,992
Tetra Tech Inc.	20,810	1,024,892
Waste Management Inc.	148,492	12,201,588

		31,006,848
CONSTRUCTION & ENGINEERING — 1.22%
AECOM[a]	57,576	2,018,615
Chicago Bridge & Iron Co. NVb	36,883	514,149
EMCOR Group Inc.	21,785	1,753,910
Fluor Corp.	51,209	2,206,596
Jacobs Engineering Group Inc.	44,087	2,566,304
KBR Inc.	51,496	1,010,866
MasTec Inc.[a,b]	24,672	1,074,466
Quanta Services Inc.[a]	55,321	2,087,261
Valmont Industries Inc.	8,300	1,318,870

		14,551,037
CONSTRUCTION MATERIALS — 1.17%
Eagle Materials Inc.	17,741	1,872,917
Martin Marietta Materials Inc.	23,037	4,995,574
Summit Materials Inc. Class Aa,b	39,565	1,242,341
Vulcan Materials Co.	48,512	5,906,336

		14,017,168
CONTAINERS & PACKAGING — 3.82%
AptarGroup Inc.	22,961	1,999,214
Avery Dennison Corp.	32,421	3,442,137
Ball Corp.	129,010	5,538,399
Bemis Co. Inc.	33,429	1,504,974
Berry Global Group Inc.[a]	47,827	2,843,315
Crown Holdings Inc.[a]	49,504	2,978,656
Graphic Packaging Holding Co.	114,067	1,766,898

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2017

Security	Shares	Value
International Paper Co.	151,434	$8,672,625
Owens-Illinois Inc.[a]	59,692	1,426,042
Packaging Corp. of America	34,611	4,024,221
Sealed Air Corp.	69,664	3,081,239
Silgan Holdings Inc.	27,205	795,746
Sonoco Products Co.	36,344	1,882,256
WestRock Co.	93,152	5,713,012

		45,668,734
ELECTRICAL EQUIPMENT — 4.61%
Acuity Brands Inc.	15,415	2,577,388
AMETEK Inc.	84,652	5,713,163
Eaton Corp. PLC	163,129	13,053,582
Emerson Electric Co.	234,739	15,131,276
EnerSys	15,934	1,105,342
Generac Holdings Inc.[a,b]	22,865	1,191,038
Hubbell Inc.	20,045	2,522,062
Regal Beloit Corp.	16,411	1,331,753
Rockwell Automation Inc.	47,090	9,456,614
Sensata Technologies Holding NVa,b	62,768	3,069,983

		55,152,201
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.95%
Amphenol Corp. Class A	112,030	9,746,610
Anixter International Inc.[a]	10,596	727,945
Arrow Electronics Inc.[a]	32,330	2,702,465
Avnet Inc.	44,990	1,790,602
Belden Inc.	15,512	1,239,564
Cognex Corp.	31,756	3,910,751
Coherent Inc.[a]	9,010	2,367,017
FLIR Systems Inc.	50,182	2,349,521
IPG Photonics Corp.[a]	13,814	2,941,139
Itron Inc.[a,b]	12,520	978,438
Jabil Inc.	65,579	1,854,574
Keysight Technologies Inc.[a]	67,941	3,034,924
Littelfuse Inc.	8,346	1,744,314
National Instruments Corp.	39,166	1,762,470
TE Connectivity Ltd.	129,612	11,790,804
Trimble Inc.[a]	92,836	3,795,136
Universal Display Corp.[b]	15,328	2,245,552
VeriFone Systems Inc.[a]	40,761	777,720
Vishay Intertechnology Inc.[b]	49,448	1,100,218
Zebra Technologies Corp. Class Aa	19,471	2,258,441

		59,118,205

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 13.97%
3M Co.	218,871	$50,381,916
Carlisle Companies Inc.	23,137	2,541,137
General Electric Co.	3,175,457	64,017,213
Honeywell International Inc.	279,588	40,305,406
Roper Technologies Inc.	37,496	9,680,342

		166,926,014
INTERNET SOFTWARE & SERVICES — 0.32%
CoStar Group Inc.[a]	13,086	3,870,184

		3,870,184
IT SERVICES — 13.10%
Accenture PLC Class A	226,652	32,266,179
Alliance Data Systems Corp.	17,711	3,962,482
Automatic Data Processing Inc.	162,971	18,947,008
Booz Allen Hamilton Holding Corp.	54,540	2,061,067
Broadridge Financial Solutions Inc.	42,726	3,671,018
Conduent Inc.[a,b]	72,435	1,121,294
Convergys Corp.	34,329	883,285
CoreLogic Inc./U.S.[a]	31,144	1,460,654
Euronet Worldwide Inc.[a]	19,223	1,857,711
Fidelity National Information Services Inc.	121,907	11,308,093
First Data Corp. Class Aa	156,808	2,792,750
Fiserv Inc.[a]	77,198	9,991,737
FleetCor Technologies Inc.[a]	33,831	5,591,249
Genpact Ltd.	45,444	1,383,770
Global Payments Inc.[b]	55,928	5,813,716
Jack Henry & Associates Inc.	28,389	3,126,481
MAXIMUS Inc.	23,787	1,580,170
Paychex Inc.	117,310	7,483,205
PayPal Holdings Inc.[a]	414,543	30,079,240
Sabre Corp.	76,399	1,494,364
Square Inc. Class Aa,b	92,300	3,432,637
Total System Services Inc.	61,495	4,430,715
WEX Inc.[a]	14,689	1,815,413

		156,554,238
LIFE SCIENCES TOOLS & SERVICES — 1.45%
Agilent Technologies Inc.	117,845	8,016,995
Mettler-Toledo International Inc.[a]	9,423	6,432,423
PerkinElmer Inc.	40,395	2,921,366

		17,370,784
MACHINERY — 13.76%
Actuant Corp. Class Ab	22,111	563,830

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2017

Security	Shares	Value
AGCO Corp.	24,121	$1,653,977
Allison Transmission Holdings Inc.	51,710	2,197,158
Barnes Group Inc.	18,234	1,186,851
Caterpillar Inc.	216,762	29,436,280
Colfax Corp.[a]	36,218	1,510,653
Crane Co.	18,637	1,549,107
Cummins Inc.	57,790	10,221,895
Deere & Co.	117,310	15,588,153
Donaldson Co. Inc.	47,993	2,265,750
Dover Corp.	57,099	5,452,384
Flowserve Corp.	48,031	2,116,726
Fortive Corp.	111,864	8,083,293
Graco Inc.	20,512	2,703,276
Hillenbrand Inc.	23,146	915,424
IDEX Corp.	28,034	3,594,239
Illinois Tool Works Inc.	113,595	17,779,889
Ingersoll-Rand PLC	93,050	8,244,230
ITT Inc.	32,400	1,511,136
Kennametal Inc.	29,644	1,293,961
Lincoln Electric Holdings Inc.	22,673	2,078,434
Mueller Industries Inc.	21,016	730,306
Nordson Corp.	18,588	2,354,914
Oshkosh Corp.	27,393	2,508,103
PACCAR Inc.	128,885	9,244,921
Parker-Hannifin Corp.	48,830	8,916,846
Pentair PLC	60,559	4,266,987
Terex Corp.	31,261	1,472,706
Timken Co. (The)	25,208	1,188,557
Toro Co. (The)	39,535	2,484,775
Trinity Industries Inc.	55,714	1,811,819
Wabtec Corp./DEb	31,286	2,393,379
Welbilt Inc.[a,b]	51,042	1,125,987
Woodward Inc.	20,282	1,568,407
Xylem Inc./NY	65,868	4,382,198

		164,396,551
MARINE — 0.12%
Kirby Corp.[a,b]	19,710	1,396,454

		1,396,454
MULTI-UTILITIES — 0.16%
MDU Resources Group Inc.	71,447	1,954,075

		1,954,075
PAPER & FOREST PRODUCTS — 0.12%
Louisiana-Pacific Corp.[a]	53,285	1,448,286

		1,448,286

Security	Shares	Value
PROFESSIONAL SERVICES — 1.62%
Advisory Board Co. (The)[a,b]	14,856	$801,110
Equifax Inc.	44,142	4,790,731
FTI Consulting Inc.[a]	14,551	622,055
ManpowerGroup Inc.	24,469	3,016,539
Robert Half International Inc.	46,195	2,391,515
TransUnion[a]	54,637	2,867,896
Verisk Analytics Inc. Class Aa	56,994	4,847,340

		19,337,186
ROAD & RAIL — 6.69%
CSX Corp.	334,970	16,892,537
Genesee & Wyoming Inc. Class Aa	22,645	1,625,458
JB Hunt Transport Services Inc.	31,300	3,330,007
Kansas City Southern	38,671	4,030,292
Landstar System Inc.	15,422	1,522,922
Norfolk Southern Corp.	105,684	13,888,991
Old Dominion Freight Line Inc.	25,051	3,034,428
Ryder System Inc.	19,490	1,580,249
Union Pacific Corp.	293,554	33,990,618

		79,895,502
TRADING COMPANIES & DISTRIBUTORS — 2.13%
Air Lease Corp.	35,328	1,535,002
Applied Industrial Technologies Inc.	14,263	907,840
Fastenal Co.	105,621	4,961,018
GATX Corp.	14,236	845,761
HD Supply Holdings Inc.[a]	68,336	2,418,411
MRC Global Inc.[a]	34,857	597,798
MSC Industrial Direct Co. Inc. Class A	16,511	1,368,762
NOW Inc.[a,b]	39,912	499,698
United Rentals Inc.[a]	30,985	4,383,758
Univar Inc.[a,b]	37,672	1,120,742
Watsco Inc.	11,116	1,851,592
WESCO International Inc.[a,b]	17,643	1,114,155
WW Grainger Inc.	19,256	3,806,911

		25,411,448
TRANSPORTATION INFRASTRUCTURE — 0.17%
Macquarie Infrastructure Corp.	28,436	1,977,724

		1,977,724

TOTAL COMMON STOCKS
(Cost: $1,091,632,219)		1,192,563,389

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.26%

MONEY MARKET FUNDS — 2.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	25,098,536	$25,103,556
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	1,979,336	1,979,336

		27,082,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,083,088)		27,082,892

Value
TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $1,118,715,307)[f]	$1,219,646,281
Other Assets, Less Liabilities — (2.06)%	(24,673,937)

NET ASSETS — 100.00%	$1,194,972,344

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,123,022,569. Net unrealized appreciation was $96,623,712, of which $153,630,459 represented gross unrealized appreciation on investments and $57,006,747 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,211,689	13,886,847	[b]	—	25,098,536	$25,103,556	$(3,015)	$(1,370)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	502,321	1,477,015	[b]	—	1,979,336	1,979,336	—	—	5,574

						$27,082,892	$(3,015)	$(1,370)	$5,574

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,192,563,389	$—	$—	$1,192,563,389
Money market funds	27,082,892	—	—	27,082,892

Total	$1,219,646,281	$—	$—	$1,219,646,281

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.01%
Wesco Aircraft Holdings Inc.[a]	5,369	$48,589

		48,589
AIR FREIGHT & LOGISTICS — 1.01%
CH Robinson Worldwide Inc.	12,953	1,017,199
Echo Global Logistics Inc.[a]	2,393	57,552
Expeditors International of Washington Inc.	16,445	960,059
United Parcel Service Inc. Class B	63,124	7,418,964

		9,453,774
AIRLINES — 0.17%
Delta Air Lines Inc.	16,929	846,958
Southwest Airlines Co.	13,853	746,122

		1,593,080
AUTO COMPONENTS — 0.22%
Autoliv Inc.[b]	8,097	1,010,991
BorgWarner Inc.	19,459	1,025,879

		2,036,870
AUTOMOBILES — 0.51%
Harley-Davidson Inc.	16,084	761,417
Tesla Inc.[a,b]	12,052	3,995,599

		4,757,016
BANKS — 2.06%
Bank of Hawaii Corp.	3,899	318,197
Cathay General Bancorp.	7,061	295,150
CIT Group Inc.	13,365	623,076
Citizens Financial Group Inc.	46,458	1,765,869
Comerica Inc.	16,214	1,273,934
Heartland Financial USA Inc.	1,998	98,402
International Bancshares Corp.	5,095	206,857
KeyCorp	100,429	1,832,829
M&T Bank Corp.	12,717	2,120,814
Old National Bancorp./IN	12,266	223,241
People’s United Financial Inc.	31,339	584,786
PNC Financial Services Group Inc. (The)[c]	44,282	6,057,335
Regions Financial Corp.	110,140	1,704,967
Signature Bank/New York NYa	5,007	650,960
SVB Financial Group[a]	4,833	1,059,780
Umpqua Holdings Corp.	20,012	409,446

		19,225,643
BEVERAGES — 1.99%
Coca-Cola Co. (The)	371,992	17,104,192

Security	Shares	Value
Dr Pepper Snapple Group Inc.	16,843	$1,442,772

		18,546,964
BIOTECHNOLOGY — 4.20%
Amgen Inc.	67,398	11,809,477
Biogen Inc.[a]	19,577	6,101,368
BioMarin Pharmaceutical Inc.[a]	15,990	1,312,619
Celgene Corp.[a]	71,561	7,225,514
Gilead Sciences Inc.	119,759	8,977,135
TESARO Inc.[a]	3,457	400,217
Vertex Pharmaceuticals Inc.[a]	22,852	3,341,648

		39,167,978
BUILDING PRODUCTS — 0.95%
Allegion PLC	8,733	728,245
AO Smith Corp.	13,470	797,424
Builders FirstSource Inc.[a]	10,341	186,345
Fortune Brands Home & Security Inc.	14,126	933,163
Johnson Controls International PLC	86,007	3,559,830
Lennox International Inc.	3,519	672,586
Masco Corp.	29,313	1,167,244
Owens Corning	10,284	850,384

		8,895,221
CAPITAL MARKETS — 4.23%
Ameriprise Financial Inc.	13,967	2,186,394
Bank of New York Mellon Corp. (The)	95,336	4,905,037
BlackRock Inc.[c]	11,111	5,231,392
Charles Schwab Corp. (The)	110,333	4,947,332
CME Group Inc.	31,165	4,274,903
FactSet Research Systems Inc.	3,642	691,506
Franklin Resources Inc.	30,782	1,296,846
Invesco Ltd.	37,277	1,334,144
Legg Mason Inc.	7,962	303,989
Moody’s Corp.	15,801	2,250,220
Northern Trust Corp.	20,032	1,873,393
S&P Global Inc.	23,648	3,700,203
State Street Corp.	34,525	3,176,300
T Rowe Price Group Inc.	22,108	2,053,833
TD Ameritrade Holding Corp.	24,144	1,206,959

		39,432,451
CHEMICALS — 2.17%
Air Products & Chemicals Inc.	19,960	3,182,223
Albemarle Corp.	10,149	1,429,893
Axalta Coating Systems Ltd.[a]	19,832	659,414

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
Ecolab Inc.	23,959	$3,130,483
HB Fuller Co.	4,569	259,839
International Flavors & Fragrances Inc.	7,236	1,066,731
Minerals Technologies Inc.	3,163	227,420
Mosaic Co. (The)	30,525	681,928
PPG Industries Inc.	23,520	2,733,965
Praxair Inc.	26,223	3,831,705
Sherwin-Williams Co. (The)	7,682	3,035,542

		20,239,143
COMMERCIAL SERVICES & SUPPLIES — 0.21%
ACCO Brands Corp.[a]	9,742	127,133
Copart Inc.[a]	19,094	692,921
Deluxe Corp.	4,434	308,828
Essendant Inc.	3,384	32,757
HNI Corp.	4,049	138,557
Interface Inc.	5,889	134,269
Knoll Inc.	4,469	94,832
RR Donnelley & Sons Co.	6,583	60,564
Steelcase Inc. Class A	7,968	115,935
Team Inc.[a]	2,534	31,168
Tetra Tech Inc.	5,221	257,134

		1,994,098
COMMUNICATIONS EQUIPMENT — 1.92%
Calix Inc.[a]	3,983	21,907
Cisco Systems Inc.	458,243	15,648,998
F5 Networks Inc.[a]	5,951	721,678
Motorola Solutions Inc.	14,934	1,352,124
Plantronics Inc.	3,008	136,443

		17,881,150
CONSTRUCTION & ENGINEERING — 0.13%
EMCOR Group Inc.	5,393	434,190
Granite Construction Inc.	3,592	228,775
Quanta Services Inc.[a]	13,925	525,390

		1,188,355
CONSUMER FINANCE — 0.83%
Ally Financial Inc.	42,076	1,099,446
American Express Co.	69,626	6,650,675

		7,750,121
CONTAINERS & PACKAGING — 0.52%
Avery Dennison Corp.	8,089	858,809
Ball Corp.	30,566	1,312,199
Sealed Air Corp.	17,944	793,663
Sonoco Products Co.	9,101	471,341

Security	Shares	Value
WestRock Co.	23,010	$1,411,203

		4,847,215
DISTRIBUTORS — 0.17%
LKQ Corp.[a]	28,191	1,062,519
Pool Corp.	3,827	462,225
Weyco Group Inc.	576	15,661

		1,540,405
DIVERSIFIED FINANCIAL SERVICES — 0.07%
Voya Financial Inc.	17,037	684,206

		684,206
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
CenturyLink Inc.	50,360	956,336
Cincinnati Bell Inc.[a]	3,441	65,723
Level 3 Communications Inc.[a]	28,152	1,509,792
Verizon Communications Inc.	373,865	17,896,918

		20,428,769
ELECTRIC UTILITIES — 0.29%
Alliant Energy Corp.	20,867	902,707
Eversource Energy	29,052	1,819,817

		2,722,524
ELECTRICAL EQUIPMENT — 0.76%
Acuity Brands Inc.	4,033	674,318
Eaton Corp. PLC	41,052	3,284,981
Rockwell Automation Inc.	11,789	2,367,467
Sensata Technologies Holding NVa,b	15,712	768,474

		7,095,240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.82%
Corning Inc.	84,315	2,639,903
Flex Ltd.[a]	48,490	863,122
Itron Inc.[a]	3,132	244,766
TE Connectivity Ltd.	32,489	2,955,524
Trimble Inc.[a]	23,150	946,372

		7,649,687
ENERGY EQUIPMENT & SERVICES — 1.29%
Baker Hughes a GE Co.	37,165	1,168,096
Core Laboratories NV	4,005	400,099
National Oilwell Varco Inc.	34,852	1,191,590
Schlumberger Ltd.	127,342	8,149,888
TechnipFMC PLC[a]	40,461	1,108,227

		12,017,900

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.14%
American Tower Corp.	38,958	$5,597,096
AvalonBay Communities Inc.	12,622	2,288,747
Boston Properties Inc.	14,105	1,709,244
Corporate Office Properties Trust	9,221	294,426
Digital Realty Trust Inc.	18,796	2,226,198
Duke Realty Corp.	32,662	930,214
Equinix Inc.	7,148	3,313,098
Equity Residential	33,596	2,259,667
Federal Realty Investment Trust	6,610	796,637
Forest City Realty Trust Inc. Class A	19,553	481,590
HCP Inc.	43,045	1,112,283
Host Hotels & Resorts Inc.	67,973	1,329,552
Iron Mountain Inc.	22,980	919,200
Liberty Property Trust	13,540	580,595
Macerich Co. (The)	11,040	602,784
Potlatch Corp.	3,687	190,987
Prologis Inc.	48,675	3,143,431
SBA Communications Corp.[a]	11,116	1,747,213
Simon Property Group Inc.	28,626	4,446,477
UDR Inc.	24,488	949,889
Vornado Realty Trust	15,652	1,171,709
Weyerhaeuser Co.	68,905	2,474,379

		38,565,416
FOOD & STAPLES RETAILING — 0.30%
Sysco Corp.	46,525	2,587,721
United Natural Foods Inc.[a]	4,572	177,256

		2,764,977
FOOD PRODUCTS — 2.42%
Archer-Daniels-Midland Co.	52,078	2,128,428
Bunge Ltd.	12,887	886,368
Campbell Soup Co.	16,684	790,321
Darling Ingredients Inc.[a]	14,954	272,910
General Mills Inc.	52,722	2,737,326
Hain Celestial Group Inc. (The)[a]	9,403	338,696
Hormel Foods Corp.	26,767	834,060
Ingredion Inc.	6,584	825,304
JM Smucker Co. (The)	10,633	1,127,630
Kellogg Co.	24,018	1,501,846
Kraft Heinz Co. (The)	55,833	4,317,566
McCormick & Co. Inc./MD NVS	10,399	1,035,012
Mondelez International Inc. Class A	139,071	5,761,712

		22,557,179

Security	Shares	Value
GAS UTILITIES — 0.10%
New Jersey Resources Corp.	7,821	$347,644
Northwest Natural Gas Co.	2,638	175,031
WGL Holdings Inc.	4,646	398,162

		920,837
HEALTH CARE EQUIPMENT & SUPPLIES — 1.57%
Align Technology Inc.[a]	6,994	1,671,426
Becton Dickinson and Co.	20,849	4,350,561
Cooper Companies Inc. (The)	4,488	1,078,287
DENTSPLY SIRONA Inc.	21,086	1,287,722
Edwards Lifesciences Corp.[a]	19,223	1,965,167
Hologic Inc.[a]	25,767	975,281
IDEXX Laboratories Inc.[a]	8,096	1,345,312
ResMed Inc.	13,025	1,096,445
Varian Medical Systems Inc.[a]	8,423	877,592

		14,647,793
HEALTH CARE PROVIDERS & SERVICES — 2.10%
AmerisourceBergen Corp.	15,008	1,154,866
Cardinal Health Inc.	28,904	1,789,158
Centene Corp.[a]	15,802	1,480,173
Cigna Corp.	23,478	4,630,331
Envision Healthcare Corp.[a]	10,838	461,699
HCA Healthcare Inc.[a]	26,893	2,034,456
Henry Schein Inc.[a]	14,572	1,145,359
Humana Inc.	13,243	3,381,600
Laboratory Corp. of America Holdings[a]	9,406	1,445,796
MEDNAX Inc.[a]	8,503	372,346
Patterson Companies Inc.	7,655	283,235
Quest Diagnostics Inc.	12,559	1,177,783
Select Medical Holdings Corp.[a]	9,565	183,170

		19,539,972
HEALTH CARE TECHNOLOGY — 0.20%
Cerner Corp.[a]	27,213	1,837,422

		1,837,422
HOTELS, RESTAURANTS & LEISURE — 3.28%
Aramark	22,339	975,991
Choice Hotels International Inc.	3,317	231,361
Darden Restaurants Inc.	11,358	934,423
Domino’s Pizza Inc.	4,433	811,239
Hilton Worldwide Holdings Inc.	18,062	1,305,521
Jack in the Box Inc.	2,697	279,166
Marriott International Inc./MD Class A	29,552	3,530,873

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
McDonald’s Corp.	74,699	$12,468,010
Royal Caribbean Cruises Ltd.	15,744	1,948,635
Starbucks Corp.	132,715	7,278,091
Vail Resorts Inc.	3,674	841,419

		30,604,729
HOUSEHOLD DURABLES — 0.49%
CSS Industries Inc.	784	23,504
Ethan Allen Interiors Inc.	2,279	67,800
Garmin Ltd.	11,200	634,032
La-Z-Boy Inc.	4,473	120,547
Meritage Homes Corp.[a]	3,463	168,648
Mohawk Industries Inc.[a]	5,798	1,517,685
Newell Brands Inc.	44,373	1,809,531
Tupperware Brands Corp.	4,584	269,310

		4,611,057
HOUSEHOLD PRODUCTS — 3.31%
Clorox Co. (The)	11,836	1,497,609
Colgate-Palmolive Co.	76,918	5,418,873
Kimberly-Clark Corp.	32,563	3,663,663
Procter & Gamble Co. (The)	234,399	20,238,010

		30,818,155
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	60,641	644,614
Ormat Technologies Inc.	3,374	219,074

		863,688
INDUSTRIAL CONGLOMERATES — 1.61%
3M Co.	54,736	12,599,680
Roper Technologies Inc.	9,338	2,410,791

		15,010,471
INSURANCE — 3.60%
Aflac Inc.	36,426	3,055,777
Allstate Corp. (The)	33,457	3,140,274
Chubb Ltd.	42,793	6,454,040
Hartford Financial Services Group Inc. (The)	33,661	1,853,038
Loews Corp.	26,153	1,294,835
Marsh & McLennan Companies Inc.	47,270	3,825,561
Principal Financial Group Inc.	26,375	1,736,794
Progressive Corp. (The)	53,157	2,586,088
Prudential Financial Inc.	39,341	4,345,607
Travelers Companies Inc. (The)	25,637	3,395,621
Willis Towers Watson PLC	11,767	1,895,428

		33,583,063

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.80%
HSN Inc.	3,093	$116,606
Netflix Inc.[a]	39,501	7,759,181
Nutrisystem Inc.	2,691	134,416
Priceline Group Inc. (The)[a]	4,504	8,611,468
Shutterfly Inc.[a]	2,749	117,382

		16,739,053
INTERNET SOFTWARE & SERVICES — 6.14%
Alphabet Inc. Class Aa	27,277	28,178,232
Alphabet Inc. Class Ca	28,619	29,095,220

		57,273,452
IT SERVICES — 3.48%
Accenture PLC Class A	56,829	8,090,177
Automatic Data Processing Inc.	41,023	4,769,334
Cognizant Technology Solutions Corp. Class A	54,023	4,087,920
Convergys Corp.	8,708	224,057
FleetCor Technologies Inc.[a]	8,456	1,397,523
International Business Machines Corp.	81,798	12,601,800
Teradata Corp.[a]	11,863	396,817
Western Union Co. (The)	43,177	857,495

		32,425,123
LEISURE PRODUCTS — 0.16%
Callaway Golf Co.	8,548	123,348
Hasbro Inc.	10,328	956,269
Mattel Inc.	31,288	441,787

		1,521,404
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Agilent Technologies Inc.	29,530	2,008,926
Bio-Techne Corp.	3,386	443,634
Mettler-Toledo International Inc.[a]	2,369	1,617,150
Quintiles IMS Holdings Inc.[a]	12,856	1,389,733
Waters Corp.[a]	7,315	1,434,106

		6,893,549
MACHINERY — 3.67%
AGCO Corp.	5,770	395,649
Caterpillar Inc.	53,989	7,331,706
Cummins Inc.	14,624	2,586,693
Deere & Co.	24,812	3,297,019
Dover Corp.	14,318	1,367,226
Flowserve Corp.	12,050	531,043
Fortive Corp.	28,545	2,062,662
Graco Inc.	5,077	669,098

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
Illinois Tool Works Inc.	28,511	$4,462,542
Ingersoll-Rand PLC	23,460	2,078,556
Lincoln Electric Holdings Inc.	5,408	495,751
Meritor Inc.[a]	7,578	197,104
Middleby Corp. (The)[a,b]	5,237	606,968
Parker-Hannifin Corp.	12,219	2,231,312
Snap-on Inc.	5,339	842,387
Stanley Black & Decker Inc.	14,046	2,269,131
Tennant Co.	1,640	113,734
Timken Co. (The)	6,404	301,949
WABCO Holdings Inc.[a]	4,702	693,874
Wabtec Corp./DEb	7,974	610,011
Xylem Inc./NY	16,443	1,093,953

		34,238,368
MEDIA — 3.43%
Charter Communications Inc. Class Aa,b	19,767	6,605,538
Discovery Communications Inc. Class Aa,b	14,008	264,471
Discovery Communications Inc. Class C NVS[a,b]	19,345	344,534
John Wiley & Sons Inc. Class A	4,174	228,109
Liberty Global PLC Series Aa	19,558	603,364
Liberty Global PLC Series C NVS[a]	53,011	1,584,499
Liberty Global PLC LiLAC Class Aa	4,305	93,505
Liberty Global PLC LiLAC Class Ca,b	10,944	240,768
New York Times Co. (The) Class A	11,640	222,324
Scholastic Corp.	2,681	99,036
Scripps Networks Interactive Inc. Class A	7,899	657,829
Time Warner Inc.	71,076	6,986,060
Walt Disney Co. (The)	143,418	14,027,715

		31,957,752
METALS & MINING — 0.21%
Compass Minerals International Inc.	3,078	201,917
Nucor Corp.	29,232	1,690,487
Schnitzer Steel Industries Inc. Class A	2,401	70,709

		1,963,113
MULTI-UTILITIES — 1.16%
Avista Corp.	5,872	306,753
CenterPoint Energy Inc.	37,438	1,107,416
CMS Energy Corp.	25,765	1,246,253

Security	Shares	Value
Consolidated Edison Inc.	28,045	$2,413,272
MDU Resources Group Inc.	16,842	460,629
NiSource Inc.	29,630	781,343
Sempra Energy	21,805	2,562,088
WEC Energy Group Inc.	28,937	1,950,064

		10,827,818
MULTILINE RETAIL — 0.12%
Kohl’s Corp.	15,795	659,599
Nordstrom Inc.	11,410	452,407

		1,112,006
OIL, GAS & CONSUMABLE FUELS — 3.23%
Apache Corp.	34,859	1,442,117
Clean Energy Fuels Corp.[a,b]	10,135	23,817
ConocoPhillips	113,394	5,800,103
Denbury Resources Inc.[a]	36,205	44,532
Devon Energy Corp.	45,761	1,688,581
Energen Corp.[a]	8,831	456,563
EQT Corp.[b]	15,838	990,508
Hess Corp.	26,249	1,159,156
Marathon Oil Corp.	77,607	1,103,572
Marathon Petroleum Corp.	47,468	2,835,738
Newfield Exploration Co.[a]	18,251	561,948
Noble Energy Inc.	42,669	1,189,185
Occidental Petroleum Corp.	70,109	4,526,938
ONEOK Inc.	34,759	1,886,371
Phillips 66	40,238	3,664,877
Pioneer Natural Resources Co.	15,618	2,337,546
QEP Resources Inc.[a]	21,769	194,833
Southwestern Energy Co.[a]	46,212	256,477

		30,162,862
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	5,717	270,528

		270,528
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.[a]	39,723	90,569
Estee Lauder Companies Inc. (The) Class A	20,514	2,293,670

		2,384,239
PHARMACEUTICALS — 2.87%
Bristol-Myers Squibb Co.	150,984	9,309,674
Jazz Pharmaceuticals PLC[a,b]	5,494	777,566
Merck & Co. Inc.	250,671	13,809,465
Zoetis Inc.	44,992	2,871,389

		26,768,094

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 0.46%
Dun & Bradstreet Corp. (The)	3,379	$394,769
Exponent Inc.	2,361	174,360
Heidrick & Struggles International Inc.	1,601	39,785
ICF International Inc.[a]	1,644	88,283
IHS Markit Ltd.[a]	37,279	1,588,458
Kelly Services Inc. Class A	2,825	74,326
ManpowerGroup Inc.	6,122	754,720
Navigant Consulting Inc.[a]	4,309	74,589
On Assignment Inc.[a]	4,596	281,367
Resources Connection Inc.	2,538	39,973
Robert Half International Inc.	11,607	600,894
RPX Corp.[a]	3,856	50,205
TrueBlue Inc.[a]	3,867	104,796

		4,266,525
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
CBRE Group Inc. Class Aa	27,953	1,099,112
Jones Lang LaSalle Inc.	4,180	541,268
Realogy Holdings Corp.	12,673	409,718

		2,050,098
ROAD & RAIL — 1.10%
AMERCO	628	246,578
ArcBest Corp.	2,216	72,242
Avis Budget Group Inc.[a,b]	6,899	284,584
CSX Corp.	84,607	4,266,731
Genesee & Wyoming Inc. Class Aa,b	5,689	408,356
Hertz Global Holdings Inc.[a]	4,690	116,640
Kansas City Southern	9,764	1,017,604
Norfolk Southern Corp.	26,587	3,494,064
Ryder System Inc.	4,865	394,454

		10,301,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.02%
Advanced Micro Devices Inc.[a,b]	73,602	808,518
Analog Devices Inc.	33,688	3,075,714
Applied Materials Inc.	98,506	5,558,694
Intel Corp.	431,569	19,632,074
Lam Research Corp.	14,778	3,082,247
Microchip Technology Inc.	21,017	1,992,412
NVIDIA Corp.	54,530	11,277,349
Skyworks Solutions Inc.	16,873	1,921,160
Texas Instruments Inc.	91,311	8,828,861

		56,177,029

Security	Shares	Value
SOFTWARE — 10.70%
Adobe Systems Inc.[a]	45,338	$7,941,404
ANSYS Inc.[a]	7,820	1,069,072
Autodesk Inc.[a]	18,176	2,271,273
CA Inc.	28,825	933,354
Cadence Design Systems Inc.[a]	25,537	1,102,177
Citrix Systems Inc.[a]	13,851	1,144,231
Dell Technologies Inc. Class Va	18,742	1,551,275
Fortinet Inc.[a]	13,690	539,523
Intuit Inc.	22,339	3,373,636
Microsoft Corp.	672,189	55,912,681
Oracle Corp.	282,826	14,395,843
salesforce.com Inc.[a]	62,009	6,346,001
Symantec Corp.	55,728	1,811,160
Workday Inc. Class Aa,b	12,011	1,333,101

		99,724,731
SPECIALTY RETAIL — 1.49%
AutoNation Inc.[a,b]	5,953	282,172
Best Buy Co. Inc.	25,348	1,418,981
Buckle Inc. (The)	2,655	43,675
Caleres Inc.	3,942	107,735
CarMax Inc.[a]	16,972	1,274,597
Foot Locker Inc.	11,914	358,373
GameStop Corp. Class A	9,444	176,508
Gap Inc. (The)	21,721	564,529
Lowe’s Companies Inc.	78,175	6,250,091
Office Depot Inc.	46,349	143,682
Pier 1 Imports Inc.	7,572	31,499
Signet Jewelers Ltd.	5,681	372,503
Tiffany & Co.	11,453	1,072,230
Tractor Supply Co.	11,779	709,803
Ulta Salon Cosmetics & Fragrance Inc.[a]	5,396	1,088,859

		13,895,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
Hewlett Packard Enterprise Co.	150,852	2,099,860
HP Inc.	154,464	3,328,699
Super Micro Computer Inc.[a,b]	3,537	70,386
Xerox Corp.	19,794	599,956

		6,098,901
TEXTILES, APPAREL & LUXURY GOODS — 1.31%
Columbia Sportswear Co.	2,537	158,258
Deckers Outdoor Corp.[a]	2,898	197,759
Hanesbrands Inc.	33,364	750,690

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	14,280	$697,007
NIKE Inc. Class B	121,114	6,660,059
PVH Corp.	7,144	905,931
Under Armour Inc. Class Aa,b	17,182	215,119
Under Armour Inc. Class Ca,b	17,498	201,752
VF Corp.	31,187	2,172,174
Wolverine World Wide Inc.	9,037	246,710

		12,205,459
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	45,003	565,238

		565,238
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Air Lease Corp.	9,091	395,004
Applied Industrial Technologies Inc.	3,537	225,130
Fastenal Co.	26,450	1,242,356
H&E Equipment Services Inc.	2,905	95,691
United Rentals Inc.[a]	7,765	1,098,592
WW Grainger Inc.[b]	5,074	1,003,130

		4,059,903
WATER UTILITIES — 0.15%
American Water Works Co. Inc.	16,383	1,437,772

		1,437,772
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[a,b]	73,331	479,585

		479,585

TOTAL COMMON STOCKS
(Cost: $745,301,072)		931,320,250

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	16,978,643	16,982,038
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	531,487	531,487

		17,513,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,512,579)		17,513,525

Value
TOTAL INVESTMENTS IN SECURITIES — 101.76%
(Cost: $762,813,651)[f]	$948,833,775
Other Assets, Less Liabilities — (1.76)%	(16,365,538)

NET ASSETS — 100.00%	$932,468,237

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $772,299,821. Net unrealized appreciation was $176,533,954, of which $204,141,831 represented gross unrealized appreciation on investments and $27,607,877 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	10,860,508	6,118,135	[b]	—	16,978,643	$16,982,038	$(961)	$(1,669)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	603,275	—		(71,788)[b]	531,487	531,487	—	—	4,138
BlackRock Inc.	10,570	1,801		(1,260)	11,111	5,231,392	276,018	656,568	53,538
PNC Financial Services Group Inc. (The)	42,308	7,022		(5,048)	44,282	6,057,335	310,705	441,769	66,711

						$28,802,252	$585,762	$1,096,668	$124,387

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$931,320,250	$—	$—	$931,320,250
Money market funds	17,513,525	—	—	17,513,525

Total	$948,833,775	$—	$—	$948,833,775

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.61%
Rockwell Collins Inc.	123,471	$16,742,668

		16,742,668
AIR FREIGHT & LOGISTICS — 1.02%
Expeditors International of Washington Inc.	86,444	5,046,601
United Parcel Service Inc. Class B	12,856	1,510,965

		6,557,566
AUTOMOBILES — 0.86%
Tesla Inc.[a,b]	16,667	5,525,610

		5,525,610
BANKS — 2.24%
Comerica Inc.	57,971	4,554,782
KeyCorp	111,399	2,033,032
People’s United Financial Inc.	289,850	5,408,601
PNC Financial Services Group Inc. (The)[c]	6,503	889,545
SVB Financial Group[a]	6,786	1,488,034

		14,373,994
BEVERAGES — 2.57%
Coca-Cola Co. (The)	139,554	6,416,693
PepsiCo Inc.	91,078	10,039,528

		16,456,221
BIOTECHNOLOGY — 1.67%
AbbVie Inc.	13,893	1,253,843
Biogen Inc.[a]	9,003	2,805,875
Gilead Sciences Inc.	36,912	2,766,924
Vertex Pharmaceuticals Inc.[a]	26,556	3,883,284

		10,709,926
BUILDING PRODUCTS — 0.21%
Johnson Controls International PLC	32,862	1,360,158

		1,360,158
CAPITAL MARKETS — 6.49%
Bank of New York Mellon Corp. (The)	29,632	1,524,566
BlackRock Inc.[c]	32,517	15,309,979
Franklin Resources Inc.	85,212	3,589,982
Northern Trust Corp.	132,231	12,366,243
State Street Corp.	95,454	8,781,768

		41,572,538
CHEMICALS — 4.19%
Ecolab Inc.	172,202	22,499,913

Security	Shares	Value
International Flavors & Fragrances Inc.	29,498	$4,348,595

		26,848,508
COMMUNICATIONS EQUIPMENT — 2.10%
Cisco Systems Inc.	304,051	10,383,342
Motorola Solutions Inc.	34,111	3,088,410

		13,471,752
CONSUMER FINANCE — 1.23%
American Express Co.	82,778	7,906,955

		7,906,955
DISTRIBUTORS — 0.14%
LKQ Corp.[a]	24,309	916,206

		916,206
ELECTRIC UTILITIES — 1.44%
Edison International	16,751	1,339,243
Eversource Energy	83,071	5,203,567
Xcel Energy Inc.	54,443	2,696,017

		9,238,827
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Corning Inc.	54,621	1,710,184
TE Connectivity Ltd.	30,119	2,739,925

		4,450,109
ENERGY EQUIPMENT & SERVICES — 1.55%
Baker Hughes a GE Co.	54,295	1,706,492
Core Laboratories NV	37,156	3,711,884
National Oilwell Varco Inc.	20,015	684,313
Schlumberger Ltd.	18,106	1,158,784
TechnipFMC PLC[a]	97,914	2,681,865

		9,943,338
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.02%
American Tower Corp.	29,671	4,262,833
Equinix Inc.	5,882	2,726,307
Liberty Property Trust	168,673	7,232,698
Prologis Inc.	178,492	11,527,013

		25,748,851
FOOD PRODUCTS — 4.45%
Bunge Ltd.	79,132	5,442,699
Campbell Soup Co.	81,759	3,872,924
General Mills Inc.	109,212	5,670,287
Kellogg Co.	203,952	12,753,119
Mondelez International Inc. Class A	18,998	787,087

		28,526,116

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.56%
AmerisourceBergen Corp.	42,419	$3,264,142
Cardinal Health Inc.	178,241	11,033,118
HCA Healthcare Inc.[a]	7,771	587,876
Henry Schein Inc.[a,b]	166,180	13,061,748
Patterson Companies Inc.	189,422	7,008,614
Quest Diagnostics Inc.	7,527	705,882

		35,661,380
HOTELS, RESTAURANTS & LEISURE — 1.01%
Hilton Worldwide Holdings Inc.	14,729	1,064,612
Marriott International Inc./MD Class A	45,138	5,393,088

		6,457,700
HOUSEHOLD DURABLES — 0.46%
Newell Brands Inc.	71,886	2,931,511

		2,931,511
HOUSEHOLD PRODUCTS — 2.81%
Clorox Co. (The)	52,033	6,583,735
Kimberly-Clark Corp.	27,626	3,108,201
Procter & Gamble Co. (The)	96,178	8,304,009

		17,995,945
INDUSTRIAL CONGLOMERATES — 4.98%
3M Co.	138,648	31,915,383

		31,915,383
INSURANCE — 1.56%
Marsh & McLennan Companies Inc.	123,401	9,986,843

		9,986,843
INTERNET SOFTWARE & SERVICES — 2.44%
Alphabet Inc. Class Aa	15,140	15,640,226

		15,640,226
IT SERVICES — 4.90%
Accenture PLC Class A	171,325	24,389,827
International Business Machines Corp.	45,728	7,044,856

		31,434,683
LEISURE PRODUCTS — 0.12%
Mattel Inc.[b]	54,830	774,200

		774,200
LIFE SCIENCES TOOLS & SERVICES — 3.97%
Agilent Technologies Inc.	184,886	12,577,794
Mettler-Toledo International Inc.[a]	7,573	5,169,557
Waters Corp.[a]	39,435	7,731,232

		25,478,583

Security	Shares	Value
MACHINERY — 4.58%
Caterpillar Inc.	68,317	$9,277,449
Cummins Inc.	84,482	14,943,176
Ingersoll-Rand PLC	25,342	2,245,301
Xylem Inc./NY	43,115	2,868,441

		29,334,367
MEDIA — 1.45%
Liberty Global PLC Series Aa,b	20,181	622,584
Scripps Networks Interactive Inc. Class A	7,097	591,038
Time Warner Inc.	23,470	2,306,866
Walt Disney Co. (The)	59,175	5,787,907

		9,308,395
MULTI-UTILITIES — 1.22%
Sempra Energy	66,688	7,835,840

		7,835,840
MULTILINE RETAIL — 0.09%
Nordstrom Inc.	14,509	575,282

		575,282
OIL, GAS & CONSUMABLE FUELS — 1.30%
ConocoPhillips	73,907	3,780,343
Hess Corp.	67,134	2,964,638
Marathon Oil Corp.	59,133	840,871
Noble Energy Inc.	25,828	719,826

		8,305,678
PHARMACEUTICALS — 1.91%
Merck & Co. Inc.	124,457	6,856,336
Zoetis Inc.	84,365	5,384,174

		12,240,510
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
CBRE Group Inc. Class Aa	146,616	5,764,941

		5,764,941
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.80%
Applied Materials Inc.	88,036	4,967,871
Intel Corp.	228,199	10,380,773
NVIDIA Corp.	17,873	3,696,315
Texas Instruments Inc.	55,087	5,326,362

		24,371,321
SOFTWARE — 9.03%
Autodesk Inc.[a]	33,060	4,131,178
CA Inc.	75,922	2,458,354
Cadence Design Systems Inc.[a]	21,566	930,789
Microsoft Corp.	420,208	34,952,901

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2017

Security	Shares	Value
Oracle Corp.	168,626	$8,583,063
salesforce.com Inc.[a]	38,103	3,899,461
Symantec Corp.	90,586	2,944,045

		57,899,791
SPECIALTY RETAIL — 3.16%
Best Buy Co. Inc.	132,796	7,433,920
Gap Inc. (The)	69,710	1,811,763
Signet Jewelers Ltd.	35,067	2,299,343
Tiffany & Co.	92,910	8,698,234

		20,243,260
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.01%
Apple Inc.	148,908	25,171,408
Hewlett Packard Enterprise Co.	197,141	2,744,203
HP Inc.	195,029	4,202,875

		32,118,486
TEXTILES, APPAREL & LUXURY GOODS — 2.02%
Hanesbrands Inc.	38,563	867,667
NIKE Inc. Class B	164,894	9,067,521
PVH Corp.	17,264	2,189,248
VF Corp.	11,627	809,821

		12,934,257
TRADING COMPANIES & DISTRIBUTORS — 0.12%
WW Grainger Inc.	3,838	758,773

		758,773

TOTAL COMMON STOCKS
(Cost: $505,980,733)		640,316,698

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	7,057,448	7,058,860
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	368,200	368,200

		7,427,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,427,031)		7,427,060

Value
TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $513,407,764)[f]	$647,743,758
Other Assets, Less Liabilities — (1.04)%	(6,643,844)

NET ASSETS — 100.00%	$641,099,914

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $518,435,379. Net unrealized appreciation was $129,308,379, of which $147,469,104 represented gross unrealized appreciation on investments and $18,160,725 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,956,622	2,100,826	[b]	—	7,057,448	$7,058,860	$(151)	$(333)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	682,676	—		(314,476)[b]	368,200	368,200	—	—	3,376
BlackRock Inc.	28,832	5,213		(1,528)	32,517	15,309,979	63,458	2,611,641	154,253
PNC Financial Services Group Inc. (The)	5,759	986		(242)	6,503	889,545	3,063	104,395	9,547

						$23,626,584	$66,370	$2,715,703	$167,176

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$640,316,698	$—	$—	$640,316,698
Money market funds	7,427,060	—	—	7,427,060

Total	$647,743,758	$—	$—	$647,743,758

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2017

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$929,808,802	$589,105,673	$657,881,693
Affiliated (Note 2)	5,770,421	7,669,675	15,647,469

Total cost of investments in securities	$935,579,223	$596,775,348	$673,529,162

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$938,896,441	$566,264,819	$643,760,754
Affiliated (Note 2)	5,770,542	7,670,564	15,649,263
Receivables:
Investment securities sold	3,120,728	—	5,587,823
Dividends and interest	507,386	875,609	305,066

Total Assets	948,295,097	574,810,992	665,302,906

LIABILITIES
Payables:
Investment securities purchased	3,664,056	—	6,248,412
Collateral for securities on loan (Note 1)	4,799,111	7,345,677	14,756,526
Capital shares redeemed	—	—	18,374
Investment advisory fees (Note 2)	320,347	210,267	246,063

Total Liabilities	8,783,514	7,555,944	21,269,375

NET ASSETS	$939,511,583	$567,255,048	$644,033,531

Net assets consist of:
Paid-in capital	$1,008,529,095	$571,500,675	$630,260,953
Undistributed net investment income	633,670	922,449	284,015
Undistributed net realized gain (accumulated net realized loss)	(78,738,942)	17,671,889	27,607,708
Net unrealized appreciation (depreciation)	9,087,760	(22,839,965)	(14,119,145)

NET ASSETS	$939,511,583	$567,255,048	$644,033,531

Shares outstanding[b]	9,450,000	4,700,000	3,900,000

Net asset value per share	$99.42	$120.69	$165.14

[a]	Securities on loan with values of $4,729,436, $6,716,650 and $14,412,028, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,283,515,131	$1,849,218,701	$1,091,632,219
Affiliated (Note 2)	56,649,928	78,272,037	27,083,088

Total cost of investments in securities	$1,340,165,059	$1,927,490,738	$1,118,715,307

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,490,867,800	$2,034,673,412	$1,192,563,389
Affiliated (Note 2)	68,398,783	87,331,646	27,082,892
Cash	—	43,250	—
Receivables:
Dividends and interest	922,638	1,166,807	839,158

Total Assets	1,560,189,221	2,123,215,115	1,220,485,439

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	2,548,526	34,288,480	25,105,550
Capital shares redeemed	24,307	273,053	—
Investment advisory fees (Note 2)	557,095	757,884	407,545

Total Liabilities	3,129,928	35,319,417	25,513,095

NET ASSETS	$1,557,059,293	$2,087,895,698	$1,194,972,344

Net assets consist of:
Paid-in capital	$1,346,607,980	$1,909,352,712	$1,075,045,278
Undistributed (distributions in excess of) net investment income	1,852,029	(574,932)	534,747
Undistributed net realized gain (accumulated net realized loss)	(10,502,240)	(15,396,402)	18,461,345
Net unrealized appreciation	219,101,524	194,514,320	100,930,974

NET ASSETS	$1,557,059,293	$2,087,895,698	$1,194,972,344

Shares outstanding[b]	12,600,000	18,200,000	8,450,000

Net asset value per share	$123.58	$114.72	$141.42

[a]	Securities on loan with values of $2,432,511, $33,106,082 and $24,909,280, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$737,582,765	$493,369,471
Affiliated (Note 2)	25,230,886	20,038,293

Total cost of investments in securities	$762,813,651	$513,407,764

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$920,031,523	$624,117,174
Affiliated (Note 2)	28,802,252	23,626,584
Receivables:
Dividends and interest	1,006,930	682,701

Total Assets	949,840,705	648,426,459

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	16,981,948	7,058,488
Investment advisory fees (Note 2)	390,520	268,057

Total Liabilities	17,372,468	7,326,545

NET ASSETS	$932,468,237	$641,099,914

Net assets consist of:
Paid-in capital	$722,552,388	$506,906,384
Undistributed net investment income	985,228	825,725
Undistributed net realized gain (accumulated net realized loss)	22,910,497	(968,189)
Net unrealized appreciation	186,020,124	134,335,994

NET ASSETS	$932,468,237	$641,099,914

Shares outstanding[b]	9,800,000	5,950,000

Net asset value per share	$95.15	$107.75

[a]	Securities on loan with values of $16,851,455 and $7,011,810, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,284,860	$7,952,550	$5,973,515
Dividends — affiliated (Note 2)	2,431	4,058	4,177
Securities lending income — affiliated — net (Note 2)	9,181	92,557	78,846

Total investment income	7,296,472	8,049,165	6,056,538

EXPENSES
Investment advisory fees (Note 2)	1,665,999	1,431,431	1,621,024
Proxy fees	20,654	14,242	15,602

Total expenses	1,686,653	1,445,673	1,636,626

Net investment income	5,609,819	6,603,492	4,419,912

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,400,102)	(1,409,532)	(9,811,540)
Investments — affiliated (Note 2)	(555)	259	(4,155)
In-kind redemptions — unaffiliated	41,809,718	37,011,215	64,384,348

Net realized gain	38,409,061	35,601,942	54,568,653

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	35,555,000	(31,479,280)	(56,711,309)
Investments — affiliated (Note 2)	(764)	(3,759)	(1,271)

Net change in unrealized appreciation/depreciation	35,554,236	(31,483,039)	(56,712,580)

Net realized and unrealized gain (loss)	73,963,297	4,118,903	(2,143,927)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,573,116	$10,722,395	$2,275,985

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,460,517	$16,763,571	$9,602,517
Dividends — affiliated (Note 2)	660,560	520,260	5,574
Securities lending income — affiliated — net (Note 2)	4,189	42,538	24,870

Total investment income	12,125,266	17,326,369	9,632,961

EXPENSES
Investment advisory fees (Note 2)	2,931,367	3,993,329	2,221,582
Proxy fees	30,855	36,598	21,966

Total expenses	2,962,222	4,029,927	2,243,548

Net investment income	9,163,044	13,296,442	7,389,413

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,986,903)	(3,960,836)	(3,078,302)
Investments — affiliated (Note 2)	(16,774)	(21,606)	(3,015)
In-kind redemptions — unaffiliated	57,111,721	45,013,917	43,529,773
In-kind redemptions — affiliated (Note 2)	2,524,937	1,585,333	—

Net realized gain	57,632,981	42,616,808	40,448,456

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	117,323,533	135,873,043	54,970,098
Investments — affiliated (Note 2)	6,845,782	5,559,537	(1,370)

Net change in unrealized appreciation/depreciation	124,169,315	141,432,580	54,968,728

Net realized and unrealized gain	181,802,296	184,049,388	95,417,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,965,340	$197,345,830	$102,806,597

[a]	Net of foreign withholding tax of $2,475, $1,933 and $23, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,712,900	$6,433,419
Dividends — affiliated (Note 2)	124,387	167,176
Securities lending income — affiliated — net (Note 2)	42,369	20,942

Total investment income	8,879,656	6,621,537

EXPENSES
Investment advisory fees (Note 2)	2,199,334	1,487,539
Proxy fees	17,802	11,533

Total expenses	2,217,136	1,499,072

Net investment income	6,662,520	5,122,465

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	878,842	(161,623)
Investments — affiliated (Note 2)	(4,232)	(1,656)
In-kind redemptions — unaffiliated	36,590,431	10,284,492
In-kind redemptions — affiliated (Note 2)	589,994	68,026

Net realized gain	38,055,035	10,189,239

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	29,254,122	32,546,550
Investments — affiliated (Note 2)	1,096,668	2,715,703

Net change in unrealized appreciation/depreciation	30,350,790	35,262,253

Net realized and unrealized gain	68,405,825	45,451,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,068,345	$50,573,957

[a]	Net of foreign withholding tax of $664 and $5,519, respectively.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,609,819	$10,506,440	$6,603,492	$13,763,792
Net realized gain	38,409,061	35,502,872	35,601,942	47,450,962
Net change in unrealized appreciation/depreciation	35,554,236	55,005,749	(31,483,039)	(6,378,723)

Net increase in net assets resulting from operations	79,573,116	101,015,061	10,722,395	54,836,031

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,509,374)	(9,748,115)	(5,681,043)	(16,041,659)

Total distributions to shareholders	(6,509,374)	(9,748,115)	(5,681,043)	(16,041,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	522,201,014	1,056,402,271	214,750,737	298,891,859
Cost of shares redeemed	(616,500,114)	(738,205,121)	(372,721,000)	(569,371,600)

Net increase (decrease) in net assets from capital share transactions	(94,299,100)	318,197,150	(157,970,263)	(270,479,741)

INCREASE (DECREASE) IN NET ASSETS	(21,235,358)	409,464,096	(152,928,911)	(231,685,369)

NET ASSETS
Beginning of period	960,746,941	551,282,845	720,183,959	951,869,328

End of period	$939,511,583	$960,746,941	$567,255,048	$720,183,959

Undistributed net investment income included in net assets at end of period	$633,670	$1,533,225	$922,449	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,500,000	12,500,000	1,750,000	2,550,000
Shares redeemed	(6,800,000)	(8,850,000)	(3,100,000)	(5,000,000)

Net increase (decrease) in shares outstanding	(1,300,000)	3,650,000	(1,350,000)	(2,450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,419,912	$8,631,087	$9,163,044	$13,475,920
Net realized gain	54,568,653	88,366,547	57,632,981	70,758,107
Net change in unrealized appreciation/depreciation	(56,712,580)	17,754,845	124,169,315	160,824,534

Net increase in net assets resulting from operations	2,275,985	114,752,479	190,965,340	245,058,561

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,672,244)	(9,488,256)	(9,243,964)	(12,364,655)

Total distributions to shareholders	(4,672,244)	(9,488,256)	(9,243,964)	(12,364,655)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	306,802,445	188,529,023	258,983,620	1,101,417,991
Cost of shares redeemed	(329,591,009)	(584,451,919)	(314,291,961)	(471,125,581)

Net increase (decrease) in net assets from capital share transactions	(22,788,564)	(395,922,896)	(55,308,341)	630,292,410

INCREASE (DECREASE) IN NET ASSETS	(25,184,823)	(290,658,673)	126,413,035	862,986,316

NET ASSETS
Beginning of period	669,218,354	959,877,027	1,430,646,258	567,659,942

End of period	$644,033,531	$669,218,354	$1,557,059,293	$1,430,646,258

Undistributed net investment income included in net assets at end of period	$284,015	$536,347	$1,852,029	$1,932,949

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	1,250,000	2,200,000	11,200,000
Shares redeemed	(2,000,000)	(3,850,000)	(2,800,000)	(4,650,000)

Net increase (decrease) in shares outstanding	(150,000)	(2,600,000)	(600,000)	6,550,000

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,296,442	$26,637,247	$7,389,413	$14,443,747
Net realized gain	42,616,808	103,212,261	40,448,456	83,006,910
Net change in unrealized appreciation/depreciation	141,432,580	173,407,649	54,968,728	71,275,827

Net increase in net assets resulting from operations	197,345,830	303,257,157	102,806,597	168,726,484

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,957,270)	(27,974,695)	(7,122,157)	(14,219,187)

Total distributions to shareholders	(13,957,270)	(27,974,695)	(7,122,157)	(14,219,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	585,286,498	1,520,325,655	412,344,726	740,482,618
Cost of shares redeemed	(362,103,424)	(1,287,579,008)	(296,876,827)	(644,587,072)

Net increase in net assets from capital share transactions	223,183,074	232,746,647	115,467,899	95,895,546

INCREASE IN NET ASSETS	406,571,634	508,029,109	211,152,339	250,402,843

NET ASSETS
Beginning of period	1,681,324,064	1,173,294,955	983,820,005	733,417,162

End of period	$2,087,895,698	$1,681,324,064	$1,194,972,344	$983,820,005

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(574,932)	$85,896	$534,747	$267,491

SHARES ISSUED AND REDEEMED
Shares sold	5,400,000	16,250,000	3,050,000	6,300,000
Shares redeemed	(3,400,000)	(13,550,000)	(2,250,000)	(5,400,000)

Net increase in shares outstanding	2,000,000	2,700,000	800,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,662,520	$9,867,601	$5,122,465	$6,759,534
Net realized gain	38,055,035	13,082,371	10,189,239	24,102,405
Net change in unrealized appreciation/depreciation	30,350,790	83,380,091	35,262,253	46,774,848

Net increase in net assets resulting from operations	75,068,345	106,330,063	50,573,957	77,636,787

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,912,874)	(9,805,524)	(4,547,629)	(6,710,825)

Total distributions to shareholders	(5,912,874)	(9,805,524)	(4,547,629)	(6,710,825)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,491,973	266,035,782	92,366,795	158,914,934
Cost of shares redeemed	(91,124,660)	(40,292,161)	(25,801,733)	(58,843,156)

Net increase in net assets from capital share transactions	40,367,313	225,743,621	66,565,062	100,071,778

INCREASE IN NET ASSETS	109,522,784	322,268,160	112,591,390	170,997,740

NET ASSETS
Beginning of period	822,945,453	500,677,293	528,508,524	357,510,784

End of period	$932,468,237	$822,945,453	$641,099,914	$528,508,524

Undistributed net investment income included in net assets at end of period	$985,228	$235,582	$825,725	$250,889

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	3,300,000	900,000	1,750,000
Shares redeemed	(1,000,000)	(500,000)	(250,000)	(650,000)

Net increase in shares outstanding	450,000	2,800,000	650,000	1,100,000

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$89.37	$77.65	$84.59	$83.92	$69.93	$69.97

Income from investment operations:
Net investment income[a]	0.67	1.34	1.39	1.34	1.49	1.51
Net realized and unrealized gain (loss)[b]	10.26	11.62	(6.93)	0.82	13.89	(0.12)

Total from investment operations	10.93	12.96	(5.54)	2.16	15.38	1.39

Less distributions from:
Net investment income	(0.88)	(1.24)	(1.40)	(1.49)	(1.39)	(1.43)

Total distributions	(0.88)	(1.24)	(1.40)	(1.49)	(1.39)	(1.43)

Net asset value, end of period	$99.42	$89.37	$77.65	$84.59	$83.92	$69.93

Total return	12.31%[c]	16.88%	(6.42)%	2.58%	22.27%	2.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$939,512	$960,747	$551,283	$494,880	$939,881	$506,979
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.45%	1.62%	1.88%	1.57%	1.94%	2.23%
Portfolio turnover rate[e]	4%[c]	13%	13%	7%	16%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$119.04	$111.98	$105.19	$96.90	$87.54	$73.95

Income from investment operations:
Net investment income[a]	1.22	2.32	2.31	2.03	1.81	1.70
Net realized and unrealized gain[b]	1.44	7.66	6.90	8.23	9.37	13.60

Total from investment operations	2.66	9.98	9.21	10.26	11.18	15.30

Less distributions from:
Net investment income	(1.01)	(2.92)	(2.42)	(1.97)	(1.82)	(1.71)

Total distributions	(1.01)	(2.92)	(2.42)	(1.97)	(1.82)	(1.71)

Net asset value, end of period	$120.69	$119.04	$111.98	$105.19	$96.90	$87.54

Total return	2.23%[c]	9.04%	8.88%	10.66%	12.92%	21.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$567,255	$720,184	$951,869	$778,411	$460,252	$494,612
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.99%	2.03%	2.15%	1.98%	1.97%	2.22%
Portfolio turnover rate[e]	4%[c]	7%	4%	4%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$165.24	$144.34	$142.60	$118.79	$99.99	$81.99

Income from investment operations:
Net investment income[a]	0.98	1.52	1.42	1.44	1.08	1.30
Net realized and unrealized gain (loss)[b]	(0.12)	20.99	1.74	23.64	18.72	18.02

Total from investment operations	0.86	22.51	3.16	25.08	19.80	19.32

Less distributions from:
Net investment income	(0.96)	(1.61)	(1.42)	(1.27)	(1.00)	(1.32)

Total distributions	(0.96)	(1.61)	(1.42)	(1.27)	(1.00)	(1.32)

Net asset value, end of period	$165.14	$165.24	$144.34	$142.60	$118.79	$99.99

Total return	0.53%[c]	15.71%	2.23%	21.19%	19.85%	23.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$644,034	$669,218	$959,877	$1,055,273	$421,694	$379,975
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.18%	1.01%	0.99%	1.08%	0.96%	1.50%
Portfolio turnover rate[e]	5%[c]	8%	9%	8%	5%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$108.38	$85.36	$91.03	$81.22	$66.98	$55.38

Income from investment operations:
Net investment income[a]	0.78	1.47	1.28	1.15	0.94	0.84
Net realized and unrealized gain (loss)[b]	15.21	22.88	(5.66)	9.77	14.22	11.60

Total from investment operations	15.99	24.35	(4.38)	10.92	15.16	12.44

Less distributions from:
Net investment income	(0.79)	(1.33)	(1.29)	(1.11)	(0.92)	(0.84)

Total distributions	(0.79)	(1.33)	(1.29)	(1.11)	(0.92)	(0.84)

Net asset value, end of period	$123.58	$108.38	$85.36	$91.03	$81.22	$66.98

Total return	14.82%[c]	28.74%	(4.85)%	13.50%	22.68%	22.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,557,059	$1,430,646	$567,660	$564,372	$592,917	$428,658
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.35%	1.49%	1.44%	1.32%	1.20%	1.43%
Portfolio turnover rate[e]	3%[c]	4%	5%	3%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$103.79	$86.91	$88.81	$80.39	$69.55	$57.76

Income from investment operations:
Net investment income[a]	0.79	1.64	1.44	1.27	1.15	1.06
Net realized and unrealized gain (loss)[b]	10.96	16.91	(1.81)	8.46	10.84	11.76

Total from investment operations	11.75	18.55	(0.37)	9.73	11.99	12.82

Less distributions from:
Net investment income	(0.82)	(1.67)	(1.53)	(1.31)	(1.15)	(1.03)

Total distributions	(0.82)	(1.67)	(1.53)	(1.31)	(1.15)	(1.03)

Net asset value, end of period	$114.72	$103.79	$86.91	$88.81	$80.39	$69.55

Total return	11.37%[c]	21.52%	(0.41)%	12.15%	17.32%	22.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,087,896	$1,681,324	$1,173,295	$1,163,414	$1,559,644	$879,785
Ratio of expenses to average net assets[d]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.44%	1.70%	1.64%	1.48%	1.50%	1.73%
Portfolio turnover rate[e]	3%[c]	6%	6%	6%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$128.60	$108.65	$107.35	$101.19	$81.15	$70.81

Income from investment operations:
Net investment income[a]	0.97	1.82	1.59	1.43	1.28	1.24
Net realized and unrealized gain[b]	12.85	19.89	1.35	6.17	20.14	10.30

Total from investment operations	13.82	21.71	2.94	7.60	21.42	11.54

Less distributions from:
Net investment income	(1.00)	(1.76)	(1.64)	(1.44)	(1.38)	(1.20)

Total distributions	(1.00)	(1.76)	(1.64)	(1.44)	(1.38)	(1.20)

Net asset value, end of period	$141.42	$128.60	$108.65	$107.35	$101.19	$81.15

Total return	10.78%[c]	20.13%	2.83%	7.54%	26.53%	16.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,194,972	$983,820	$733,417	$917,854	$895,493	$917,039
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.43%	1.55%	1.54%	1.37%	1.37%	1.69%
Portfolio turnover rate[e]	2%[c]	10%	7%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$88.02	$76.44	$77.09	$70.16	$59.39	$51.54

Income from investment operations:
Net investment income[a]	0.69	1.22	1.17	1.04	0.95	0.90
Net realized and unrealized gain (loss)[b]	7.05	11.54	(0.62)	6.89	10.72	7.86

Total from investment operations	7.74	12.76	0.55	7.93	11.67	8.76

Less distributions from:
Net investment income	(0.61)	(1.18)	(1.20)	(1.00)	(0.90)	(0.91)

Total distributions	(0.61)	(1.18)	(1.20)	(1.00)	(0.90)	(0.91)

Net asset value, end of period	$95.15	$88.02	$76.44	$77.09	$70.16	$59.39

Total return	8.83%[c]	16.83%	0.75%	11.34%	19.76%	17.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$932,468	$822,945	$500,677	$431,703	$350,800	$210,836
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.51%	1.49%	1.55%	1.39%	1.45%	1.71%
Portfolio turnover rate[e]	3%[c]	10%	16%	14%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$99.72	$85.12	$86.39	$78.49	$67.40	$60.98

Income from investment operations:
Net investment income[a]	0.90	1.41	1.32	1.08	1.01	1.04
Net realized and unrealized gain (loss)[b]	7.92	14.57	(1.29)	7.89	11.12	6.42

Total from investment operations	8.82	15.98	0.03	8.97	12.13	7.46

Less distributions from:
Net investment income	(0.79)	(1.38)	(1.30)	(1.07)	(1.04)	(1.04)

Total distributions	(0.79)	(1.38)	(1.30)	(1.07)	(1.04)	(1.04)

Net asset value, end of period	$107.75	$99.72	$85.12	$86.39	$78.49	$67.40

Total return	8.88%[c]	18.92%	0.07%	11.46%	18.12%	12.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$641,100	$528,509	$357,511	$328,277	$255,081	$208,935
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.72%	1.53%	1.58%	1.29%	1.38%	1.71%
Portfolio turnover rate[e]	6%[c]	19%	20%	19%	20%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financial Services	Non-diversified

iShares ETF	Diversification Classification
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Basic Materials
Goldman Sachs & Co.	$560,946	$560,946	$—
Jefferies LLC	1,429,750	1,429,750	—
Merrill Lynch, Pierce, Fenner & Smith	1,263,600	1,263,600	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	208,750	208,750	—
State Street Bank & Trust Company	39,676	39,676	—
UBS AG	589	589	—
UBS Securities LLC	1,220,275	1,214,937	(5,338)
Wells Fargo Securities LLC	5,850	5,850	—

	$4,729,436	$4,724,098	$(5,338)

U.S. Consumer Goods
Barclays Capital Inc.	$1,231,054	$1,231,054	$—
BNP Paribas Prime Brokerage Inc.	2,251	2,251	—
Citigroup Global Markets Inc.	2,218,028	2,218,028	—
Credit Suisse Securities (USA) LLC	830,262	830,262	—
Deutsche Bank Securities Inc.	108,749	108,749	—
Goldman Sachs & Co.	570,917	570,917	—
JPMorgan Securities LLC	1,321,827	1,321,827	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	18,404	18,404	—
Nomura Securities International Inc.	80,148	80,148	—
Wells Fargo Securities LLC	335,010	335,010	—

	$6,716,650	$6,716,650	$—

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Consumer Services
Barclays Capital Inc.	$101,455	$101,455	$—
BNP Paribas New York Branch	521,880	521,880	—
BNP Paribas Prime Brokerage Inc.	54,360	54,360	—
Citigroup Global Markets Inc.	1,857,915	1,857,915	—
Credit Suisse Securities (USA) LLC	301,249	301,249	—
Deutsche Bank Securities Inc.	853	853	—
Goldman Sachs & Co.	2,012,923	2,012,923	—
Jefferies LLC	1,810,334	1,795,246	(15,088)
JPMorgan Securities LLC	1,633,949	1,633,949	—
Merrill Lynch, Pierce, Fenner & Smith	597,992	597,992	—
Mizuho Securities USA Inc.	7,646	7,646	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,816,754	2,816,754	—
Scotia Capital (USA) Inc.	1,681,221	1,681,221	—
State Street Bank & Trust Company	263,447	263,447	—
UBS Securities LLC	750,050	750,050	—

	$14,412,028	$14,396,940	$(15,088)

U.S. Financial Services
Deutsche Bank Securities Inc.	$228,811	$228,811	$—
Goldman Sachs & Co.	1,674,790	1,674,790	—
JPMorgan Securities LLC	29,820	29,820	—
UBS Securities LLC	499,090	499,090	—

	$2,432,511	$2,432,511	$—

U.S. Financials
Barclays Capital Inc.	$447,962	$447,962	$—
Citigroup Global Markets Inc.	2,210,481	2,210,481	—
Credit Suisse Securities (USA) LLC	1,607,561	1,607,561	—
Deutsche Bank Securities Inc.	605,203	605,203	—
Goldman Sachs & Co.	9,353,519	9,353,519	—
HSBC Bank PLC	1,662	1,662	—
Jefferies LLC	11,920	11,920	—
JPMorgan Securities LLC	5,676,616	5,676,616	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,377,647	5,377,647	—
Nomura Securities International Inc.	2,282,186	2,282,186	—
SG Americas Securities LLC	957,950	957,950	—
State Street Bank & Trust Company	1,093,290	1,093,290	—
UBS Securities LLC	2,915,953	2,915,953	—
Wells Fargo Securities LLC	564,132	564,132	—

	$33,106,082	$33,106,082	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Industrials
Barclays Capital Inc.	$2,816	$2,816	$—
Citigroup Global Markets Inc.	1,187,034	1,186,155	(879)
Credit Suisse Securities (USA) LLC	794	794	—
Deutsche Bank Securities Inc.	47,229	47,229	—
Goldman Sachs & Co.	3,880,952	3,880,952	—
HSBC Bank PLC	1,548	1,548	—
JPMorgan Securities LLC	4,652,931	4,652,931	—
Merrill Lynch, Pierce, Fenner & Smith	8,670,901	8,620,517	(50,384)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,189,741	4,189,741	—
Nomura Securities International Inc.	164,190	164,190	—
State Street Bank & Trust Company	1,816,619	1,816,619	—
UBS Securities LLC	294,525	294,525	—

	$24,909,280	$24,858,017	$(51,263)

MSCI KLD 400 Social
Barclays Capital Inc.	$90,101	$90,101	$—
BNP Paribas Prime Brokerage Inc.	129,307	129,307	—
Citigroup Global Markets Inc.	615,184	615,184	—
Credit Suisse Securities (USA) LLC	7,514,539	7,513,297	(1,242)
Deutsche Bank Securities Inc.	21,482	21,482	—
Goldman Sachs & Co.	1,382,932	1,382,932	—
JPMorgan Securities LLC	4,817,024	4,817,024	—
Merrill Lynch, Pierce, Fenner & Smith	618,227	618,227	—
Mizuho Securities USA Inc.	4,021	4,021	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,414,197	1,414,197	—
SG Americas Securities LLC	182,802	182,802	—
State Street Bank & Trust Company	61,639	61,569	(70)

	$16,851,455	$16,850,143	$(1,312)

MSCI USA ESG Select
JPMorgan Securities LLC	$6,041,110	$5,982,423	$(58,687)
Nomura Securities International Inc.	55,020	55,020	—
Wells Fargo Securities LLC	915,680	915,680	—

	$7,011,810	$6,953,123	$(58,687)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select	0.50

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$4,687
U.S. Consumer Goods	39,594
U.S. Consumer Services	33,964
U.S. Financial Services	2,020

iShares ETF	Fees Paid to BTC
U.S. Financials	$22,206
U.S. Industrials	11,957
MSCI KLD 400 Social	19,337
MSCI USA ESG Select	9,453

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$6,579,488	$10,545,726
U.S. Consumer Goods	4,680,161	1,660,063
U.S. Consumer Services	1,809,352	2,970,954
U.S. Financial Services	4,927,747	2,781,690
U.S. Financials	7,365,331	4,011,613
U.S. Industrials	5,820,923	2,877,316
MSCI KLD 400 Social	4,885,379	3,430,917

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$28,629,775	$43,670,293
U.S. Consumer Goods	37,057,176	27,771,287
U.S. Consumer Services	34,839,900	34,291,046
U.S. Financial Services	34,795,099	35,493,928
U.S. Financials	55,214,494	50,728,119
U.S. Industrials	25,155,622	26,604,289
MSCI KLD 400 Social	30,697,426	29,846,144
MSCI USA ESG Select	37,263,148	36,344,890

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$519,025,505	$602,474,509
U.S. Consumer Goods	214,098,329	371,805,325
U.S. Consumer Services	305,794,868	328,841,397
U.S. Financial Services	258,053,046	309,812,936
U.S. Financials	577,524,660	354,636,802
U.S. Industrials	411,598,030	295,957,449
MSCI KLD 400 Social	131,146,687	90,885,536
MSCI USA ESG Select	92,069,390	25,623,088

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

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iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
U.S. Basic Materials	$102,078,857	$10,812,780	$64,751	$112,956,388
U.S. Consumer Goods	3,940,502	11,893,780	—	15,834,282
U.S. Consumer Services	14,467,536	6,983,187	1,146,492	22,597,215
U.S. Financial Services	12,113,737	41,743,037	6,373,191	60,229,965
U.S. Financials	—	52,510,524	—	52,510,524
U.S. Industrials	8,634,018	9,045,831	—	17,679,849
MSCI KLD 400 Social	3,140,225	2,143,183	374,960	5,658,368
MSCI USA ESG Select	—	6,055,688	74,125	6,129,813

[a]	Must be utilized prior to losses subjected to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Basic Materials ETF, iShares U.S. Financial Services ETF and iShares U.S. Financials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

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would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF and iShares U.S. Industrials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending

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by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

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Board Review and Approval of Investment Advisory

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iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

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group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment

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exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	49,298,818	57,986
Richard L. Fagnani	49,294,053	62,752
Drew E. Lawton	49,296,485	60,320
Madhav V. Rajan	49,289,721	67,084
Mark Wiedman	49,289,957	66,848

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
U.S. Consumer Goods	$0.950462	$—	$0.062699	$1.013161	94%	—%	6%		100%
U.S. Financial Services	0.790919	—	0.000792	0.791711	100	—	0	[a]	100
U.S. Financials	0.663660	—	0.155100	0.818760	81	—	19		100
MSCI KLD 400 Social	0.602251	—	0.010890	0.613141	98	—	2		100
MSCI USA ESG Select	0.778315	—	0.011902	0.790217	98	—	2		100

[a]	Rounds to less than 1%.

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-402-1017

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
➢	iShares Transportation Average ETF | IYT | Cboe BZX
➢	iShares U.S. Energy ETF | IYE | NYSE Arca
➢	iShares U.S. Healthcare ETF | IYH | NYSE Arca
➢	iShares U.S. Technology ETF | IYW | NYSE Arca
➢	iShares U.S. Utilities ETF | IDU | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. ETF

Performance as of October 31, 2017

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.79%, net of fees, while the total return for the Index was 8.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.48%	23.46%	23.74%	23.48%	23.46%	23.74%
5 Years	14.84%	14.84%	15.05%	99.72%	99.74%	101.60%
10 Years	7.47%	7.46%	7.67%	105.53%	105.37%	109.29%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.90	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	23.89%
Financials	14.87
Health Care	13.36
Consumer Discretionary	12.20
Industrials	10.38
Consumer Staples	7.27
Energy	5.64
Real Estate	3.87
Materials	3.45
Utilities	3.26
Telecommunication Services	1.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Apple Inc.	3.44%
Microsoft Corp.	2.52
Amazon.com Inc.	1.74
Facebook Inc. Class A	1.68
Johnson & Johnson	1.47
Berkshire Hathaway Inc. Class B	1.42
JPMorgan Chase & Co.	1.40
Exxon Mobil Corp.	1.39
Alphabet Inc. Class A	1.21
Alphabet Inc. Class C	1.21

TOTAL	17.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TRANSPORTATION AVERAGE ETF

Performance as of October 31, 2017

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 7.81%, net of fees, while the total return for the Index was 8.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.55%	22.53%	22.85%	22.55%	22.53%	22.85%
5 Years	15.49%	15.48%	15.53%	105.47%	105.41%	105.81%
10 Years	8.49%	8.49%	8.83%	125.82%	125.97%	133.01%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.10	$2.30	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Road & Rail	43.46%
Air Freight & Logistics	31.08
Airlines	19.01
Marine	6.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

FedEx Corp.	14.37%
Norfolk Southern Corp.	8.45
United Parcel Service Inc. Class B	7.77
Union Pacific Corp.	7.50
JB Hunt Transport Services Inc.	6.90
Landstar System Inc.	4.79
CH Robinson Worldwide Inc.	4.76
Kansas City Southern	4.74
Ryder System Inc.	4.71
Kirby Corp.	4.61

TOTAL	68.60%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. ENERGY ETF

Performance as of October 31, 2017

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 1.35%, net of fees, while the total return for the Index was 1.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.33%	1.33%	1.79%	1.33%	1.33%	1.79%
5 Years	0.23%	0.26%	0.60%	1.14%	1.28%	3.03%
10 Years	0.10%	0.12%	0.44%	1.04%	1.20%	4.50%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.50	$2.23	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	85.35%
Energy Equipment & Services	13.83
Other**	0.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	24.48%
Chevron Corp.	15.22
Schlumberger Ltd.	6.16
ConocoPhillips	4.31
EOG Resources Inc.	4.00
Occidental Petroleum Corp.	3.42
Phillips 66	2.71
Halliburton Co.	2.57
Valero Energy Corp.	2.42
Kinder Morgan Inc./DE	2.41

TOTAL	67.70%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HEALTHCARE ETF

Performance as of October 31, 2017

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.24%, net of fees, while the total return for the Index was 8.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.05%	23.03%	23.59%	23.05%	23.03%	23.59%
5 Years	17.00%	16.99%	17.51%	119.23%	119.19%	124.08%
10 Years	10.66%	10.69%	11.13%	175.43%	176.15%	187.17%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.40	$2.31	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Pharmaceuticals	32.98%
Biotechnology	22.93
Health Care Equipment & Supplies	21.20
Health Care Providers & Services	17.69
Life Sciences Tools & Services	5.08
Commercial Services & Supplies	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Johnson & Johnson	11.54%
Pfizer Inc.	6.45
UnitedHealth Group Inc.	6.27
Merck & Co. Inc.	4.65
AbbVie Inc.	4.44
Amgen Inc.	3.94
Medtronic PLC	3.36
Bristol-Myers Squibb Co.	3.12
Gilead Sciences Inc.	3.02
Abbott Laboratories	2.91

TOTAL	49.70%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. TECHNOLOGY ETF

Performance as of October 31, 2017

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 17.45%, net of fees, while the total return for the Index was 17.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.58%	37.56%	38.26%	37.58%	37.56%	38.26%
5 Years	19.49%	19.49%	20.00%	143.59%	143.59%	148.88%
10 Years	10.11%	10.11%	10.55%	161.98%	162.05%	172.58%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return			Annualized Expense Ratio
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]
$1,000.00	$1,174.50	$2.41	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Software	25.27%
Internet Software & Services	22.02
Semiconductors & Semiconductor Equipment	19.63
Technology Hardware, Storage & Peripherals	19.45
Communications Equipment	5.70
IT Services	5.40
Other**	2.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Apple Inc.	16.97%
Microsoft Corp.	12.41
Facebook Inc. Class A	8.20
Alphabet Inc. Class A	5.86
Alphabet Inc. Class C	5.84
Intel Corp.	4.21
Cisco Systems Inc.	3.37
Oracle Corp.	3.03
International Business Machines Corp.	2.63
NVIDIA Corp.	2.45

TOTAL	64.97%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. UTILITIES ETF

Performance as of October 31, 2017

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.37%, net of fees, while the total return for the Index was 8.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.43%	15.41%	15.95%	15.43%	15.41%	15.95%
5 Years	12.52%	12.52%	13.02%	80.36%	80.39%	84.44%
10 Years	6.58%	6.59%	7.02%	89.10%	89.23%	97.06%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,083.70	$2.31	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Electric Utilities	58.41%
Multi-Utilities	30.21
Gas Utilities	5.56
Independent Power and Renewable Electricity Producers	3.12
Water Utilities	2.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

NextEra Energy Inc.	8.92%
Duke Energy Corp.	7.59
Southern Co. (The)	6.41
Dominion Energy Inc.	6.41
Exelon Corp.	4.74
American Electric Power Co. Inc.	4.50
PG&E Corp.	3.64
Sempra Energy	3.63
Consolidated Edison Inc.	3.28
Edison International	3.20

TOTAL	52.32%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.39%
Arconic Inc.	16,857	$423,448
Boeing Co. (The)	24,076	6,211,126
BWX Technologies Inc.	4,236	253,821
Curtiss-Wright Corp.	1,880	222,310
Esterline Technologies Corp.[a]	1,144	108,508
General Dynamics Corp.	12,048	2,445,503
HEICO Corp.	1,100	99,748
HEICO Corp. Class A	2,017	153,494
Hexcel Corp.	3,820	231,836
Huntington Ingalls Industries Inc.	1,969	458,442
KLX Inc.[a]	2,269	124,477
L3 Technologies Inc.	3,393	635,102
Lockheed Martin Corp.	10,842	3,341,071
Moog Inc. Class Aa	1,410	123,742
Northrop Grumman Corp.	7,527	2,224,454
Orbital ATK Inc.	2,476	329,135
Raytheon Co.	12,553	2,262,051
Rockwell Collins Inc.	7,030	953,268
Spirit AeroSystems Holdings Inc. Class A	5,122	410,272
Teledyne Technologies Inc.[a]	1,531	260,209
Textron Inc.	11,501	606,563
TransDigm Group Inc.	2,099	582,472
United Technologies Corp.	32,136	3,848,607

		26,309,659
AIR FREIGHT & LOGISTICS — 0.65%
CH Robinson Worldwide Inc.	6,008	471,808
Expeditors International of Washington Inc.	7,862	458,984
FedEx Corp.	10,710	2,418,425
United Parcel Service Inc. Class B	29,798	3,502,159
XPO Logistics Inc.[a,b]	4,247	294,529

		7,145,905
AIRLINES — 0.46%
Alaska Air Group Inc.	5,396	356,298
Allegiant Travel Co.	566	77,202
American Airlines Group Inc.	18,829	881,574
Delta Air Lines Inc.	28,924	1,447,068
JetBlue Airways Corp.[a]	14,018	268,444
Southwest Airlines Co.	23,921	1,288,385
Spirit Airlines Inc.[a,b]	3,031	112,420

Security	Shares	Value
United Continental Holdings Inc.[a]	11,231	$656,789

		5,088,180
AUTO COMPONENTS — 0.37%
Adient PLC	4,028	339,802
Autoliv Inc.	3,776	471,471
BorgWarner Inc.	8,612	454,025
Cooper Tire & Rubber Co.	2,398	78,655
Dana Inc.	6,095	185,837
Delphi Automotive PLC	11,590	1,151,814
Gentex Corp.	12,457	241,790
Goodyear Tire & Rubber Co. (The)	10,888	333,064
Lear Corp.	2,923	513,250
Tenneco Inc.	2,319	134,757
Visteon Corp.[a]	1,309	164,986

		4,069,451
AUTOMOBILES — 0.64%
Ford Motor Co.	169,001	2,073,642
General Motors Co.	56,698	2,436,880
Harley-Davidson Inc.	7,413	350,931
Tesla Inc.[a,b]	5,699	1,889,390
Thor Industries Inc.	2,076	282,793

		7,033,636
BANKS — 6.46%
Associated Banc-Corp.	6,619	167,461
BancorpSouth Inc.	3,757	118,721
Bank of America Corp.	425,074	11,642,777
Bank of Hawaii Corp.	1,840	150,162
Bank of the Ozarks Inc.	5,219	243,310
BankUnited Inc.	4,666	162,610
BB&T Corp.	35,096	1,728,127
BOK Financial Corp.	1,080	93,388
Cathay General Bancorp.	3,263	136,393
Chemical Financial Corp.	3,091	162,865
CIT Group Inc.	5,885	274,359
Citigroup Inc.	118,033	8,675,425
Citizens Financial Group Inc.	21,751	826,756
Comerica Inc.	7,609	597,839
Commerce Bancshares Inc./MO	3,876	225,428
Cullen/Frost Bankers Inc.	2,555	251,668
East West Bancorp. Inc.	6,271	375,257
F.N.B. Corp.	13,812	186,324
Fifth Third Bancorp.	32,005	924,944
First Citizens BancShares Inc./NC Class A	379	153,495

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
First Financial Bankshares Inc.	2,774	$126,633
First Horizon National Corp.	9,870	185,260
First Republic Bank/CA	6,624	645,178
Fulton Financial Corp.	7,609	138,484
Glacier Bancorp. Inc.	3,223	122,345
Hancock Holding Co.	3,562	173,648
Home BancShares Inc./AR	6,847	153,921
Huntington Bancshares Inc./OH	47,443	654,713
IBERIABANK Corp.	2,335	172,206
International Bancshares Corp.	2,269	92,121
Investors Bancorp. Inc.	11,119	152,886
JPMorgan Chase & Co.	152,447	15,337,693
KeyCorp	47,110	859,757
M&T Bank Corp.	6,597	1,100,182
MB Financial Inc.	3,644	167,405
PacWest Bancorp.	5,220	252,230
People’s United Financial Inc.	14,830	276,728
Pinnacle Financial Partners Inc.	3,203	212,039
PNC Financial Services Group Inc. (The)[c]	20,733	2,836,067
Popular Inc.	4,371	160,328
Prosperity Bancshares Inc.	2,992	196,814
Regions Financial Corp.	51,429	796,121
Signature Bank/New York NYa	2,397	311,634
Sterling Bancorp./DE	9,730	243,737
SunTrust Banks Inc.	20,848	1,255,258
SVB Financial Group[a]	2,271	497,985
Synovus Financial Corp.	5,284	247,555
TCF Financial Corp.	7,288	132,787
Texas Capital Bancshares Inc.[a]	2,103	180,963
Trustmark Corp.	3,083	101,554
U.S. Bancorp.	68,746	3,738,407
UMB Financial Corp.	1,906	140,148
Umpqua Holdings Corp.	9,286	189,992
United Bankshares Inc./WV	4,526	162,710
Valley National Bancorp.	11,640	133,860
Webster Financial Corp.	4,091	224,964
Wells Fargo & Co.	193,542	10,865,448
Western Alliance Bancorp.[a]	4,098	228,668
Wintrust Financial Corp.	2,411	195,990
Zions BanCorp.	8,806	409,127

		71,170,855
BEVERAGES — 1.73%
Brown-Forman Corp. Class A	2,560	146,765
Brown-Forman Corp. Class B	8,505	484,955

Security	Shares	Value
Coca-Cola Co. (The)	166,306	$7,646,750
Constellation Brands Inc. Class A	7,419	1,625,429
Dr Pepper Snapple Group Inc.	7,895	676,286
Molson Coors Brewing Co. Class B	8,000	646,960
Monster Beverage Corp.[a]	18,020	1,043,898
PepsiCo Inc.	61,899	6,823,127

		19,094,170
BIOTECHNOLOGY — 2.92%
AbbVie Inc.	69,084	6,234,831
ACADIA Pharmaceuticals Inc.[a]	4,189	145,903
Agios Pharmaceuticals Inc.[a,b]	1,783	114,593
Alexion Pharmaceuticals Inc.[a]	9,699	1,160,582
Alkermes PLC[a]	6,596	321,621
Alnylam Pharmaceuticals Inc.[a]	3,301	402,194
Amgen Inc.	31,622	5,540,807
Biogen Inc.[a]	9,149	2,851,377
BioMarin Pharmaceutical Inc.[a]	7,599	623,802
Bioverativ Inc.[a]	4,665	263,572
Bluebird Bio Inc.[a]	1,947	270,828
Celgene Corp.[a]	33,923	3,425,205
Clovis Oncology Inc.[a]	2,118	159,634
Dyax Corp.[a,d]	7,366	16,868
Exact Sciences Corp.[a]	5,175	284,573
Exelixis Inc.[a]	12,128	300,653
Gilead Sciences Inc.	56,630	4,244,985
Incyte Corp.[a]	7,401	838,163
Intercept Pharmaceuticals Inc.[a]	814	50,167
Intrexon Corp.[a,b]	2,650	43,328
Ionis Pharmaceuticals Inc.[a,b]	5,348	305,424
Juno Therapeutics Inc.[a]	3,758	168,772
Ligand Pharmaceuticals Inc.[a,b]	876	127,327
Myriad Genetics Inc.[a]	3,056	104,760
Neurocrine Biosciences Inc.[a,b]	3,862	239,869
OPKO Health Inc.[a,b]	15,885	106,906
Portola Pharmaceuticals Inc.[a]	2,745	135,630
Radius Health Inc.[a,b]	1,640	52,660
Regeneron Pharmaceuticals Inc.[a]	3,322	1,337,504
Seattle Genetics Inc.[a,b]	4,235	259,648
TESARO Inc.[a]	1,645	190,442
Ultragenyx Pharmaceutical Inc.[a]	1,625	74,896
United Therapeutics Corp.[a]	1,846	218,917
Vertex Pharmaceuticals Inc.[a]	10,914	1,595,954

		32,212,395

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
BUILDING PRODUCTS — 0.39%
Allegion PLC	4,060	$338,563
AO Smith Corp.	6,371	377,163
Armstrong World Industries Inc.[a]	2,190	111,909
Fortune Brands Home & Security Inc.	6,696	442,338
Johnson Controls International PLC	40,503	1,676,419
Lennox International Inc.	1,641	313,644
Masco Corp.	13,814	550,074
Owens Corning	4,814	398,070
USG Corp.[a,b]	4,001	137,354

		4,345,534
CAPITAL MARKETS — 2.92%
Affiliated Managers Group Inc.	2,399	447,413
Ameriprise Financial Inc.	6,514	1,019,702
Bank of New York Mellon Corp. (The)	44,678	2,298,683
BGC Partners Inc. Class A	10,271	155,811
BlackRock Inc.[c]	5,361	2,524,120
Cboe Global Markets Inc.	4,897	553,655
Charles Schwab Corp. (The)	51,523	2,310,291
CME Group Inc.	14,685	2,014,341
E*TRADE Financial Corp.[a]	11,905	518,939
Eaton Vance Corp. NVS	4,978	251,240
Evercore Inc. Class A	1,705	136,571
FactSet Research Systems Inc.	1,678	318,602
Federated Investors Inc. Class B NVS	3,986	123,845
Financial Engines Inc.	2,650	95,665
Franklin Resources Inc.	14,291	602,080
Goldman Sachs Group Inc. (The)	15,565	3,774,201
Intercontinental Exchange Inc.	25,561	1,689,582
Invesco Ltd.	17,605	630,083
Janus Henderson Group PLC	7,806	271,258
Lazard Ltd. Class A	5,629	267,603
Legg Mason Inc.	3,875	147,947
LPL Financial Holdings Inc.	3,908	193,876
MarketAxess Holdings Inc.	1,633	284,142
Moody’s Corp.	7,192	1,024,213
Morgan Stanley	61,175	3,058,750
MSCI Inc.	3,900	457,704
Nasdaq Inc.	5,119	371,895
Northern Trust Corp.	9,300	869,736
Raymond James Financial Inc.	5,563	471,631

Security	Shares	Value
S&P Global Inc.	11,095	$1,736,035
SEI Investments Co.	5,703	367,901
State Street Corp.	16,245	1,494,540
Stifel Financial Corp.	2,905	154,052
T Rowe Price Group Inc.	10,358	962,258
TD Ameritrade Holding Corp.	11,015	550,640
Waddell & Reed Financial Inc. Class A	3,683	68,835

		32,217,840
CHEMICALS — 2.37%
Air Products & Chemicals Inc.	9,445	1,505,816
Albemarle Corp.	4,785	674,159
Ashland Global Holdings Inc.	2,718	184,770
Axalta Coating Systems Ltd.[a]	9,487	315,443
Cabot Corp.	2,753	167,823
Celanese Corp. Series A	5,974	623,148
CF Industries Holdings Inc.	10,118	384,282
Chemours Co. (The)	7,927	448,747
DowDuPont Inc.	101,091	7,309,890
Eastman Chemical Co.	6,229	565,655
Ecolab Inc.	11,289	1,475,021
FMC Corp.	5,795	538,124
GCP Applied Technologies Inc.[a]	3,212	93,951
HB Fuller Co.	2,218	126,138
Huntsman Corp.	9,173	293,719
Ingevity Corp.[a]	1,803	128,428
International Flavors & Fragrances Inc.	3,424	504,766
LyondellBasell Industries NV Class A	14,098	1,459,566
Minerals Technologies Inc.	1,564	112,452
Monsanto Co.	18,996	2,300,416
Mosaic Co. (The)	15,177	339,054
NewMarket Corp.	396	158,554
Olin Corp.	7,233	264,221
Platform Specialty Products Corp.[a,b]	9,475	101,383
PolyOne Corp.	3,459	159,356
PPG Industries Inc.	11,130	1,293,751
Praxair Inc.	12,378	1,808,673
RPM International Inc.	5,736	305,901
Scotts Miracle-Gro Co. (The) Class A	1,779	177,224
Sensient Technologies Corp.	1,953	148,526
Sherwin-Williams Co. (The)	3,548	1,401,992

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Trinseo SA	1,902	$135,042
Valvoline Inc.	8,805	211,496
Westlake Chemical Corp.	1,509	128,129
WR Grace & Co.	2,943	225,110

		26,070,726
COMMERCIAL SERVICES & SUPPLIES — 0.44%
Brink’s Co. (The)	2,192	166,811
Cintas Corp.	3,702	551,746
Clean Harbors Inc.[a]	2,311	123,662
Copart Inc.[a]	8,704	315,868
Covanta Holding Corp.	5,397	86,892
Deluxe Corp.	2,074	144,454
Healthcare Services Group Inc.	3,256	172,210
Herman Miller Inc.	2,486	83,529
HNI Corp.	1,903	65,121
KAR Auction Services Inc.	5,899	279,200
MSA Safety Inc.	1,405	111,697
Pitney Bowes Inc.	8,333	114,495
Republic Services Inc.	9,968	648,618
Rollins Inc.	4,217	185,168
Stericycle Inc.[a,b]	3,682	260,870
Tetra Tech Inc.	2,424	119,382
Waste Management Inc.	17,553	1,442,330

		4,872,053
COMMUNICATIONS EQUIPMENT — 1.11%
Arista Networks Inc.[a,b]	2,015	402,778
ARRIS International PLC[a]	7,663	218,396
Brocade Communications Systems Inc.	17,959	209,222
Ciena Corp.[a]	6,239	132,704
Cisco Systems Inc.	216,625	7,397,744
CommScope Holding Co. Inc.[a]	8,267	265,701
EchoStar Corp. Class Aa	2,046	114,474
F5 Networks Inc.[a]	2,790	338,343
Finisar Corp.[a,b]	4,873	114,711
Harris Corp.	5,206	725,300
InterDigital Inc./PA	1,526	111,932
Juniper Networks Inc.	16,612	412,476
Lumentum Holdings Inc.[a,b]	2,668	168,484
Motorola Solutions Inc.	7,097	642,562
NetScout Systems Inc.[a]	4,041	114,764
Palo Alto Networks Inc.[a]	3,950	581,440
Plantronics Inc.	1,512	68,584
ViaSat Inc.[a,b]	2,354	153,246

Security	Shares	Value
Viavi Solutions Inc.[a]	9,753	$90,508

		12,263,369
CONSTRUCTION & ENGINEERING — 0.17%
AECOM[a]	6,651	233,184
Chicago Bridge & Iron Co. NVb	4,400	61,336
Dycom Industries Inc.[a,b]	1,308	114,882
EMCOR Group Inc.	2,580	207,716
Fluor Corp.	6,045	260,479
Jacobs Engineering Group Inc.	5,286	307,698
KBR Inc.	6,101	119,763
MasTec Inc.[a]	2,912	126,817
Quanta Services Inc.[a]	6,566	247,735
Valmont Industries Inc.	1,012	160,807

		1,840,417
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	2,144	226,342
Martin Marietta Materials Inc.	2,717	589,181
Summit Materials Inc. Class Aa	4,672	146,701
Vulcan Materials Co.	5,720	696,410

		1,658,634
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	19,444	508,072
American Express Co.	31,737	3,031,518
Capital One Financial Corp.	20,882	1,924,903
Credit Acceptance Corp.[a,b]	555	159,135
Discover Financial Services	16,172	1,075,923
LendingClub Corp.[a]	16,596	94,431
Navient Corp.	11,609	144,648
PRA Group Inc.[a]	2,064	57,586
SLM Corp.[a]	18,765	198,722
Synchrony Financial	32,476	1,059,367

		8,254,305
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	2,759	240,226
Avery Dennison Corp.	3,795	402,915
Ball Corp.	15,279	655,928
Bemis Co. Inc.	3,987	179,495
Berry Global Group Inc.[a]	5,681	337,736
Crown Holdings Inc.[a]	5,820	350,189
Graphic Packaging Holding Co.	13,770	213,297
International Paper Co.	17,859	1,022,785
Owens-Illinois Inc.[a]	7,249	173,179
Packaging Corp. of America	4,066	472,754
Sealed Air Corp.	8,236	364,278

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Silgan Holdings Inc.	3,220	$94,185
Sonoco Products Co.	4,342	224,872
WestRock Co.	11,022	675,979

		5,407,818
DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,397	564,407
LKQ Corp.[a]	13,494	508,589
Pool Corp.	1,774	214,264

		1,287,260
DIVERSIFIED CONSUMER SERVICES —0.13%
Adtalem Global Education Inc.	2,695	99,580
Bright Horizons Family Solutions Inc.[a]	2,159	186,322
Graham Holdings Co. Class B	207	115,185
Grand Canyon Education Inc.[a]	2,061	184,480
H&R Block Inc.	8,972	221,967
Service Corp. International/U.S.	8,142	288,716
ServiceMaster Global Holdings Inc.[a]	5,716	269,281
Sotheby’sa	1,622	84,052

		1,449,583
DIVERSIFIED FINANCIAL SERVICES — 1.47%
Berkshire Hathaway Inc. Class Ba,b	83,358	15,582,944
Leucadia National Corp.	13,563	343,144
Voya Financial Inc.	7,804	313,409

		16,239,497
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.71%
AT&T Inc.	265,995	8,950,732
CenturyLink Inc.	23,805	452,057
Level 3 Communications Inc.[a]	12,867	690,057
Verizon Communications Inc.	176,726	8,459,874
Zayo Group Holdings Inc.[a]	8,005	288,660

		18,841,380
ELECTRIC UTILITIES — 1.90%
ALLETE Inc.	2,165	169,628
Alliant Energy Corp.	10,114	437,532
American Electric Power Co. Inc.	21,280	1,583,445
Duke Energy Corp.	30,277	2,673,762
Edison International	14,077	1,125,456
El Paso Electric Co.	1,840	105,800
Entergy Corp.	7,797	672,569
Eversource Energy	13,763	862,114
Exelon Corp.	41,706	1,676,998

Security	Shares	Value
FirstEnergy Corp.	19,145	$630,828
Great Plains Energy Inc.	9,274	304,465
Hawaiian Electric Industries Inc.	4,674	170,414
IDACORP Inc.	2,213	203,662
NextEra Energy Inc.	20,256	3,141,098
OGE Energy Corp.	8,565	315,535
PG&E Corp.	22,221	1,283,707
Pinnacle West Capital Corp.	4,834	423,990
PNM Resources Inc.	3,534	153,376
Portland General Electric Co.	3,912	186,759
PPL Corp.	29,462	1,106,593
Southern Co. (The)	43,236	2,256,919
Westar Energy Inc.	6,129	327,779
Xcel Energy Inc.	22,025	1,090,678

		20,903,107
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.	1,826	305,307
AMETEK Inc.	10,005	675,237
Eaton Corp. PLC	19,326	1,546,467
Emerson Electric Co.	27,631	1,781,094
EnerSys	1,823	126,461
Generac Holdings Inc.[a,b]	2,746	143,039
Hubbell Inc.	2,376	298,948
Regal Beloit Corp.	1,984	161,002
Rockwell Automation Inc.	5,557	1,115,957
Sensata Technologies Holding NVa,b	7,460	364,869

		6,518,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Amphenol Corp. Class A	13,246	1,152,402
Anixter International Inc.[a]	1,259	86,493
Arrow Electronics Inc.[a]	3,878	324,162
Avnet Inc.	5,239	208,512
Belden Inc.	1,838	146,875
CDW Corp./DE	6,730	471,100
Cognex Corp.	3,736	460,088
Coherent Inc.[a]	1,072	281,625
Corning Inc.	39,238	1,228,542
Dolby Laboratories Inc. Class A	2,479	143,633
FLIR Systems Inc.	5,841	273,476
IPG Photonics Corp.[a]	1,631	347,256
Itron Inc.[a]	1,424	111,286
Jabil Inc.	7,839	221,687
Keysight Technologies Inc.[a]	8,149	364,016

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Littelfuse Inc.	980	$204,820
National Instruments Corp.	4,687	210,915
SYNNEX Corp.	1,292	174,265
TE Connectivity Ltd.	15,350	1,396,389
Tech Data Corp.[a]	1,550	143,793
Trimble Inc.[a]	10,854	443,712
Universal Display Corp.[b]	1,816	266,044
VeriFone Systems Inc.[a]	4,785	91,298
Vishay Intertechnology Inc.	6,020	133,945
Zebra Technologies Corp. Class Aa	2,334	270,721

		9,157,055
ENERGY EQUIPMENT & SERVICES — 0.78%
Baker Hughes a GE Co.	18,480	580,826
Core Laboratories NVb	1,856	185,414
Dril-Quip Inc.[a]	1,690	71,149
Ensco PLC Class Ab	18,747	101,046
Halliburton Co.	37,459	1,600,998
Helmerich & Payne Inc.	4,647	252,379
Nabors Industries Ltd.	12,386	69,733
National Oilwell Varco Inc.	16,390	560,374
Oceaneering International Inc.	4,216	85,248
Patterson-UTI Energy Inc.	9,269	183,341
Rowan Companies PLC Class Aa	4,666	66,864
Schlumberger Ltd.	60,106	3,846,784
Superior Energy Services Inc.[a]	6,714	59,217
TechnipFMC PLC[a]	19,075	522,464
Transocean Ltd.[a]	16,468	172,914
U.S. Silica Holdings Inc.	3,525	107,548
Weatherford International PLC[a]	42,028	145,837

		8,612,136
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.76%
Acadia Realty Trust	3,934	110,742
Alexander & Baldwin Inc.	1,931	87,358
Alexandria Real Estate Equities Inc.	4,066	504,021
American Campus Communities Inc.	5,901	245,364
American Homes 4 Rent Class A	10,061	214,098
American Tower Corp.	18,563	2,666,946
Apartment Investment & Management Co. Class A	6,680	293,786
Apple Hospitality REIT Inc.[b]	9,110	172,543
AvalonBay Communities Inc.	5,956	1,080,002

Security	Shares	Value
Boston Properties Inc.	6,665	$807,665
Brandywine Realty Trust	7,366	128,831
Brixmor Property Group Inc.	13,248	231,443
Camden Property Trust	4,004	365,325
CBL & Associates Properties Inc.[b]	7,746	60,729
Colony NorthStar Inc. Class Ab	24,021	294,978
Columbia Property Trust Inc.	5,117	112,983
CoreCivic Inc.	5,197	128,158
CoreSite Realty Corp.	1,516	167,897
Corporate Office Properties Trust	4,334	138,385
Cousins Properties Inc.	18,038	162,703
Crown Castle International Corp.	17,572	1,881,610
CubeSmart	7,651	208,260
CyrusOne Inc.	3,967	243,534
DCT Industrial Trust Inc.	4,070	236,141
DDR Corp.	13,442	103,100
DiamondRock Hospitality Co.	8,613	93,537
Digital Realty Trust Inc.[b]	8,862	1,049,615
Douglas Emmett Inc.	6,756	268,821
Duke Realty Corp.	15,332	436,655
EastGroup Properties Inc.	1,530	138,603
Education Realty Trust Inc.[b]	3,052	106,515
EPR Properties	2,781	192,390
Equinix Inc.	3,377	1,565,240
Equity Commonwealth[a]	5,516	165,756
Equity LifeStyle Properties Inc.	3,780	334,454
Equity Residential	15,910	1,070,107
Essex Property Trust Inc.	2,863	751,337
Extra Space Storage Inc.[b]	5,407	441,157
Federal Realty Investment Trust	3,089	372,286
First Industrial Realty Trust Inc.	5,239	161,780
Forest City Realty Trust Inc. Class A	11,586	285,363
Four Corners Property Trust Inc.	2,621	64,686
Gaming and Leisure Properties Inc.	8,766	320,310
GEO Group Inc. (The)	5,307	137,717
GGP Inc.	27,204	529,390
Gramercy Property Trust	6,513	193,436
HCP Inc.	20,431	527,937
Healthcare Realty Trust Inc.	5,448	175,644
Healthcare Trust of America Inc. Class A	8,716	261,916
Highwoods Properties Inc.	4,531	231,308

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Hospitality Properties Trust	7,338	$209,720
Host Hotels & Resorts Inc.	31,981	625,548
Hudson Pacific Properties Inc.	6,673	225,681
Iron Mountain Inc.	11,486	459,440
JBG SMITH Properties[a]	4,054	126,525
Kilroy Realty Corp.	4,332	308,568
Kimco Realty Corp.	18,481	335,615
Kite Realty Group Trust	3,849	71,938
Lamar Advertising Co. Class A	3,582	252,316
LaSalle Hotel Properties	4,932	139,132
Lexington Realty Trust	9,378	94,905
Liberty Property Trust	6,412	274,947
Life Storage Inc.[b]	2,037	164,630
Macerich Co. (The)	4,728	258,149
Mack-Cali Realty Corp.	3,991	90,875
Medical Properties Trust Inc.	15,474	204,721
Mid-America Apartment Communities Inc.	4,929	504,483
National Health Investors Inc.	1,777	135,390
National Retail Properties Inc.	6,553	263,300
Omega Healthcare Investors Inc.[b]	8,515	245,743
Outfront Media Inc.	6,057	142,037
Paramount Group Inc.[b]	8,824	140,478
Park Hotels & Resorts Inc.	6,260	180,225
Pebblebrook Hotel Trust[b]	3,053	108,870
Physicians Realty Trust	7,729	134,330
Piedmont Office Realty Trust Inc. Class A	6,214	120,179
Potlatch Corp.	1,844	95,519
Prologis Inc.	23,004	1,485,598
Public Storage	6,497	1,346,503
Quality Care Properties Inc.[a]	4,018	63,605
Rayonier Inc.	5,477	164,200
Realty Income Corp.	11,914	639,424
Regency Centers Corp.	6,384	392,935
Retail Properties of America Inc. Class A	10,032	122,591
RLJ Lodging Trust	7,634	165,352
Ryman Hospitality Properties Inc.	2,245	148,462
Sabra Health Care REIT Inc.	7,618	151,751
SBA Communications Corp.[a]	5,217	820,008
Senior Housing Properties Trust[b]	10,573	194,543
Simon Property Group Inc.	13,433	2,086,548
SL Green Realty Corp.	4,300	411,424

Security	Shares	Value
Spirit Realty Capital Inc.	19,619	$163,034
Starwood Waypoint Homes[b]	5,570	202,247
STORE Capital Corp.	7,345	181,348
Sun Communities Inc.	3,432	309,772
Sunstone Hotel Investors Inc.	9,826	160,360
Tanger Factory Outlet Centers Inc.	4,228	96,187
Taubman Centers Inc.	2,579	121,780
UDR Inc.	11,649	451,865
Uniti Group Inc.[a]	7,440	130,200
Urban Edge Properties[b]	4,700	110,262
Ventas Inc.	15,457	969,927
VEREIT Inc.	42,241	333,282
Vornado Realty Trust	7,438	556,809
Washington Prime Group Inc.	7,570	59,273
Washington REIT[b]	3,178	102,300
Weingarten Realty Investors	5,277	160,685
Welltower Inc.	15,941	1,067,409
Weyerhaeuser Co.	32,712	1,174,688
WP Carey Inc.	4,637	316,012
Xenia Hotels & Resorts Inc.	4,625	100,640

		41,396,850
FOOD & STAPLES RETAILING — 1.53%
Casey’s General Stores Inc.	1,671	191,447
Costco Wholesale Corp.	18,973	3,056,171
CVS Health Corp.	43,978	3,013,812
Kroger Co. (The)	38,981	806,907
Rite Aid Corp.[a,b]	45,369	74,859
Sprouts Farmers Market Inc.[a]	5,415	100,123
Sysco Corp.	21,099	1,173,526
U.S. Foods Holding Corp.[a]	6,225	169,818
United Natural Foods Inc.[a]	2,225	86,263
Wal-Mart Stores Inc.	63,461	5,540,780
Walgreens Boots Alliance Inc.	39,810	2,638,209

		16,851,915
FOOD PRODUCTS — 1.30%
Archer-Daniels-Midland Co.	24,437	998,740
B&G Foods Inc.	2,933	93,269
Bunge Ltd.	6,153	423,203
Campbell Soup Co.	8,445	400,040
Conagra Brands Inc.	18,053	616,690
Darling Ingredients Inc.[a]	6,870	125,378
Dean Foods Co.	3,795	37,001
Flowers Foods Inc.	7,886	150,071
General Mills Inc.	24,907	1,293,171

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Hain Celestial Group Inc. (The)[a]	4,614	$166,196
Hershey Co. (The)	6,070	644,513
Hormel Foods Corp.	11,629	362,360
Ingredion Inc.	3,116	390,591
JM Smucker Co. (The)	4,933	523,145
Kellogg Co.	10,796	675,074
Kraft Heinz Co. (The)	25,792	1,994,495
Lamb Weston Holdings Inc.	6,398	326,234
Lancaster Colony Corp.	807	101,053
McCormick & Co. Inc./MD NVS	5,167	514,272
Mondelez International Inc. Class A	65,224	2,702,230
Pinnacle Foods Inc.	5,165	281,079
Post Holdings Inc.[a]	2,895	240,082
Snyder’s-Lance Inc.[b]	3,829	144,085
TreeHouse Foods Inc.[a]	2,427	161,104
Tyson Foods Inc. Class A	12,527	913,344

		14,277,420
GAS UTILITIES — 0.18%
Atmos Energy Corp.	4,596	400,955
National Fuel Gas Co.	3,715	215,656
New Jersey Resources Corp.	3,814	169,532
ONE Gas Inc.	2,323	178,824
South Jersey Industries Inc.	3,505	119,065
Southwest Gas Holdings Inc.	2,099	172,937
Spire Inc.	2,092	165,163
UGI Corp.	7,460	357,036
WGL Holdings Inc.	2,233	191,368

		1,970,536
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
Abbott Laboratories	75,159	4,075,873
ABIOMED Inc.[a]	1,797	346,677
Align Technology Inc.[a]	3,136	749,441
Baxter International Inc.	21,783	1,404,350
Becton Dickinson and Co.	9,832	2,051,643
Boston Scientific Corp.[a]	59,238	1,666,957
C.R. Bard Inc.	3,157	1,032,560
Cooper Companies Inc. (The)	2,096	503,585
Danaher Corp.	26,429	2,438,604
DENTSPLY SIRONA Inc.	9,973	609,051
DexCom Inc.[a]	3,710	166,839
Edwards Lifesciences Corp.[a]	9,173	937,756
Haemonetics Corp.[a]	2,324	110,529
Halyard Health Inc.[a]	2,137	90,075
Hill-Rom Holdings Inc.	2,860	230,831

Security	Shares	Value
Hologic Inc.[a,b]	12,253	$463,776
IDEXX Laboratories Inc.[a]	3,792	630,117
Integra LifeSciences Holdings Corp.[a]	2,748	128,551
Intuitive Surgical Inc.[a]	4,853	1,821,622
Masimo Corp.[a]	2,077	182,278
Medtronic PLC	58,736	4,729,423
NuVasive Inc.[a]	2,236	126,848
ResMed Inc.	6,225	524,021
STERIS PLC	3,678	343,268
Stryker Corp.	13,901	2,152,848
Teleflex Inc.	1,929	457,134
Varian Medical Systems Inc.[a]	4,018	418,635
West Pharmaceutical Services Inc.	3,176	322,046
Zimmer Biomet Holdings Inc.	8,743	1,063,324

		29,778,662
HEALTH CARE PROVIDERS & SERVICES — 2.51%
Acadia Healthcare Co. Inc.[a,b]	3,636	114,025
Aetna Inc.	14,349	2,439,760
AmerisourceBergen Corp.	7,045	542,113
Anthem Inc.	11,351	2,374,743
Brookdale Senior Living Inc.[a]	8,351	83,761
Cardinal Health Inc.	13,636	844,068
Centene Corp.[a]	7,504	702,900
Chemed Corp.	668	149,251
Cigna Corp.	10,876	2,144,965
DaVita Inc.[a]	6,614	401,734
Envision Healthcare Corp.[a]	5,110	217,686
Express Scripts Holding Co.[a]	25,090	1,537,766
HCA Healthcare Inc.[a]	12,548	949,256
HealthSouth Corp.	4,312	198,956
Henry Schein Inc.[a]	6,902	542,497
Humana Inc.	6,236	1,592,363
Laboratory Corp. of America Holdings[a]	4,415	678,630
LifePoint Health Inc.[a]	1,730	83,299
Magellan Health Inc.[a]	1,000	85,300
McKesson Corp.	9,137	1,259,810
MEDNAX Inc.[a]	4,057	177,656
Molina Healthcare Inc.[a,b]	1,941	131,658
Owens & Minor Inc.	2,613	64,201
Patterson Companies Inc.	3,458	127,946
Quest Diagnostics Inc.	5,869	550,395
Tenet Healthcare Corp.[a,b]	3,403	48,595

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
UnitedHealth Group Inc.	41,886	$8,805,275
Universal Health Services Inc. Class B	3,795	389,746
WellCare Health Plans Inc.[a]	1,922	380,056

		27,618,411
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	7,454	100,480
athenahealth Inc.[a,b]	1,738	222,255
Cerner Corp.[a]	13,684	923,944
Medidata Solutions Inc.[a]	2,470	185,818
Veeva Systems Inc. Class Aa,b	4,961	302,323

		1,734,820
HOTELS, RESTAURANTS & LEISURE — 1.98%
Aramark	10,621	464,032
Bloomin’ Brands Inc.	3,930	69,875
Brinker International Inc.	2,136	65,618
Buffalo Wild Wings Inc.[a,b]	721	85,222
Carnival Corp.	17,713	1,175,966
Cheesecake Factory Inc. (The)	1,853	82,903
Chipotle Mexican Grill Inc.[a,b]	1,093	297,187
Choice Hotels International Inc.	1,630	113,693
Cracker Barrel Old Country Store Inc.[b]	1,048	163,624
Darden Restaurants Inc.	5,490	451,662
Domino’s Pizza Inc.	2,104	385,032
Dunkin’ Brands Group Inc.	3,858	227,892
Extended Stay America Inc.	8,355	165,596
Hilton Grand Vacations Inc.[a]	2,800	114,688
Hilton Worldwide Holdings Inc.	8,764	633,462
Hyatt Hotels Corp. Class Aa	2,080	130,333
Jack in the Box Inc.	1,284	132,907
Las Vegas Sands Corp.	15,680	993,798
Marriott International Inc./MD Class A	13,583	1,622,897
Marriott Vacations Worldwide Corp.	1,010	132,936
McDonald’s Corp.	35,109	5,860,043
MGM Resorts International	22,485	704,905
Norwegian Cruise Line Holdings Ltd.[a]	7,761	432,676
Royal Caribbean Cruises Ltd.	7,472	924,809
Six Flags Entertainment Corp.	3,444	216,249
Starbucks Corp.	62,465	3,425,581
Texas Roadhouse Inc.	2,883	144,179

Security	Shares	Value
Vail Resorts Inc.	1,753	$401,472
Wendy’s Co. (The)	8,208	124,844
Wyndham Worldwide Corp.	4,421	472,384
Wynn Resorts Ltd.	3,472	512,085
Yum! Brands Inc.	14,974	1,114,814

		21,843,364
HOUSEHOLD DURABLES — 0.50%
CalAtlantic Group Inc.	3,391	167,312
DR Horton Inc.	14,881	657,889
Garmin Ltd.	4,822	272,973
Helen of Troy Ltd.[a]	1,158	107,578
Leggett & Platt Inc.	5,729	270,753
Lennar Corp. Class A	8,802	490,007
Lennar Corp. Class B	309	14,817
Mohawk Industries Inc.[a]	2,754	720,887
Newell Brands Inc.	21,137	861,967
NVR Inc.[a]	149	488,924
PulteGroup Inc.	11,977	362,065
Tempur Sealy International Inc.[a]	1,952	127,602
Toll Brothers Inc.	6,543	301,240
Tupperware Brands Corp.	2,260	132,775
Whirlpool Corp.	3,167	519,166

		5,495,955
HOUSEHOLD PRODUCTS — 1.39%
Church & Dwight Co. Inc.	10,785	487,158
Clorox Co. (The)	5,552	702,495
Colgate-Palmolive Co.	38,104	2,684,427
Energizer Holdings Inc.	2,746	118,050
Kimberly-Clark Corp.	15,258	1,716,678
Procter & Gamble Co. (The)	110,471	9,538,066
Spectrum Brands Holdings Inc.	1,042	114,537

		15,361,411
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	28,346	301,318
Calpine Corp.[a]	15,921	237,860
NRG Energy Inc.	13,062	326,550
Vistra Energy Corp.	12,257	238,276

		1,104,004
INDUSTRIAL CONGLOMERATES — 1.79%
3M Co.	25,867	5,954,325
Carlisle Companies Inc.	2,699	296,431
General Electric Co.	375,077	7,561,552
Honeywell International Inc.	33,055	4,765,209

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Roper Technologies Inc.	4,408	$1,138,013

		19,715,530
INSURANCE — 2.95%
Aflac Inc.	17,173	1,440,643
Alleghany Corp.[a]	684	387,295
Allstate Corp. (The)	15,697	1,473,320
American Financial Group Inc./OH	2,986	314,993
American International Group Inc.	39,071	2,524,377
AmTrust Financial Services Inc.	3,682	46,246
Aon PLC	10,976	1,574,288
Arch Capital Group Ltd.[a,b]	5,646	562,567
Arthur J Gallagher & Co.	7,872	498,534
Aspen Insurance Holdings Ltd.	2,538	108,880
Assurant Inc.	2,349	236,427
Assured Guaranty Ltd.	5,045	187,170
Athene Holding Ltd. Class Aa,b	3,210	167,337
Axis Capital Holdings Ltd.	3,647	198,360
Brighthouse Financial Inc.[a]	4,094	254,565
Brown & Brown Inc.	5,071	252,739
Chubb Ltd.	20,132	3,036,308
Cincinnati Financial Corp.	6,392	448,527
CNO Financial Group Inc.	7,798	186,918
Erie Indemnity Co. Class A	788	95,190
Everest Re Group Ltd.	1,789	424,798
First American Financial Corp.	4,893	266,277
FNF Group	12,296	460,116
Genworth Financial Inc. Class Aa	21,037	69,633
Hanover Insurance Group Inc. (The)	1,862	183,184
Hartford Financial Services Group Inc. (The)	15,792	869,350
Kemper Corp.	2,024	129,738
Lincoln National Corp.	9,626	729,458
Loews Corp.	11,960	592,140
Markel Corp.[a]	602	652,749
Marsh & McLennan Companies Inc.	22,138	1,791,628
Mercury General Corp.	1,567	87,705
MetLife Inc.	45,958	2,462,430
Old Republic International Corp.	10,688	216,860
Primerica Inc.	1,994	176,469
Principal Financial Group Inc.	11,624	765,440
ProAssurance Corp.	2,407	134,912
Progressive Corp. (The)	25,082	1,220,239

Security	Shares	Value
Prudential Financial Inc.	18,446	$2,037,545
Reinsurance Group of America Inc.	2,806	419,160
RenaissanceRe Holdings Ltd.	1,825	252,507
RLI Corp.	1,683	99,449
Torchmark Corp.	4,702	395,579
Travelers Companies Inc. (The)	11,984	1,587,281
Unum Group	9,806	510,304
Validus Holdings Ltd.	3,418	178,009
White Mountains Insurance Group Ltd.	153	136,040
Willis Towers Watson PLC	5,834	939,741
WR Berkley Corp.	4,065	278,778
XL Group Ltd.	11,202	453,345

		32,515,548
INTERNET & DIRECT MARKETING RETAIL — 2.60%
Amazon.com Inc.[a]	17,273	19,091,502
Expedia Inc.	5,291	659,576
Groupon Inc.[a]	18,159	86,618
Liberty Expedia Holdings Inc. Class Aa	2,374	109,441
Liberty Interactive Corp. QVC Group Series Aa	18,331	416,480
Liberty Ventures Series Aa	3,562	202,892
Netflix Inc.[a]	18,679	3,669,116
Priceline Group Inc. (The)[a]	2,125	4,062,915
Shutterfly Inc.[a]	1,372	58,584
TripAdvisor Inc.[a]	4,594	172,275
Wayfair Inc. Class Aa	1,763	123,234

		28,652,633
INTERNET SOFTWARE & SERVICES — 4.56%
Akamai Technologies Inc.[a]	7,491	391,405
Alphabet Inc. Class Aa	12,911	13,337,579
Alphabet Inc. Class Ca	13,078	13,295,618
Cars.com Inc.[a]	3,147	74,962
CoStar Group Inc.[a]	1,436	424,697
eBay Inc.[a]	42,962	1,617,090
Facebook Inc. Class Aa	102,686	18,489,641
GrubHub Inc.[a]	3,806	232,242
IAC/InterActiveCorp[a]	3,181	410,508
j2 Global Inc.	2,099	155,620
LogMeIn Inc.	2,291	277,326
Pandora Media Inc.[a,b]	10,856	79,357
Twitter Inc.[a]	27,888	575,051
VeriSign Inc.[a,b]	3,732	401,265

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Yelp Inc.[a]	3,270	$152,774
Zillow Group Inc. Class Aa,b	2,040	84,272
Zillow Group Inc. Class Ca,b	4,616	190,548

		50,189,955
IT SERVICES — 4.12%
Accenture PLC Class A	26,737	3,806,279
Acxiom Corp.[a]	3,410	85,796
Alliance Data Systems Corp.	2,099	469,609
Amdocs Ltd.	6,263	407,721
Automatic Data Processing Inc.	19,207	2,233,006
Booz Allen Hamilton Holding Corp.	6,377	240,987
Broadridge Financial Solutions Inc.	5,055	434,326
CACI International Inc. Class Aa	1,099	157,981
Cognizant Technology Solutions Corp. Class A	25,636	1,939,876
Conduent Inc.[a,b]	8,609	133,267
Convergys Corp.	4,017	103,358
CoreLogic Inc./U.S.[a]	3,749	175,828
CSRA Inc.	7,098	227,065
DST Systems Inc.	2,576	151,005
DXC Technology Co.	12,337	1,129,082
EPAM Systems Inc.[a]	2,162	197,066
Euronet Worldwide Inc.[a]	2,305	222,755
Fidelity National Information Services Inc.	14,391	1,334,909
First Data Corp. Class Aa	18,536	330,126
Fiserv Inc.[a]	9,146	1,183,767
FleetCor Technologies Inc.[a]	3,999	660,915
Gartner Inc.[a]	3,946	494,473
Genpact Ltd.	5,366	163,395
Global Payments Inc.[b]	6,626	688,773
International Business Machines Corp.	37,570	5,788,034
Jack Henry & Associates Inc.	3,304	363,870
Leidos Holdings Inc.	6,082	380,247
Mastercard Inc. Class A	40,473	6,021,168
MAXIMUS Inc.	2,800	186,004
Paychex Inc.	13,765	878,069
PayPal Holdings Inc.[a]	48,894	3,547,749
Sabre Corp.	8,991	175,864
Science Applications International Corp.	1,876	137,586
Square Inc. Class Aa,b	10,942	406,933

Security	Shares	Value
Teradata Corp.[a,b]	5,474	$183,105
Total System Services Inc.	7,292	525,389
Vantiv Inc. Class Aa,b	6,988	489,160
Visa Inc. Class A	79,252	8,716,135
Western Union Co. (The)	19,869	394,598
WEX Inc.[a]	1,725	213,193

		45,378,469
LEISURE PRODUCTS — 0.10%
Brunswick Corp./DE	3,879	196,471
Hasbro Inc.	4,875	451,376
Mattel Inc.[b]	14,742	208,157
Polaris Industries Inc.	2,481	293,825

		1,149,829
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	13,915	946,637
Bio-Rad Laboratories Inc. Class Aa	864	189,899
Bio-Techne Corp.	1,647	215,790
Bruker Corp.	4,406	138,348
Charles River Laboratories International Inc.[a]	2,100	244,209
Illumina Inc.[a]	6,343	1,301,520
INC Research Holdings Inc. Class Aa	2,444	139,675
Mettler-Toledo International Inc.[a]	1,109	757,037
PerkinElmer Inc.	4,815	348,221
PRA Health Sciences Inc.[a]	2,147	174,830
Quintiles IMS Holdings Inc.[a]	6,582	711,514
Thermo Fisher Scientific Inc.	17,315	3,356,166
Waters Corp.[a]	3,452	676,765

		9,200,611
MACHINERY — 1.95%
Actuant Corp. Class A	2,572	65,586
AGCO Corp.	2,819	193,299
Allison Transmission Holdings Inc.	6,141	260,931
Barnes Group Inc.	2,149	139,878
Caterpillar Inc.	25,560	3,471,048
Colfax Corp.[a]	4,282	178,602
Crane Co.	2,233	185,607
Cummins Inc.	6,845	1,210,744
Deere & Co.	13,893	1,846,102
Donaldson Co. Inc.	5,603	264,518
Dover Corp.	6,755	645,035
Flowserve Corp.	5,600	246,792

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Fortive Corp.	13,264	$958,457
Graco Inc.	2,417	318,536
Hillenbrand Inc.	2,804	110,898
IDEX Corp.	3,290	421,811
Illinois Tool Works Inc.	13,384	2,094,864
Ingersoll-Rand PLC	11,023	976,638
ITT Inc.	3,834	178,818
Kennametal Inc.	3,539	154,477
Lincoln Electric Holdings Inc.	2,723	249,617
Middleby Corp. (The)[a,b]	2,481	287,548
Mueller Industries Inc.	2,554	88,752
Nordson Corp.	2,205	279,351
Oshkosh Corp.	3,188	291,893
PACCAR Inc.	15,217	1,091,515
Parker-Hannifin Corp.	5,734	1,047,086
Pentair PLC	7,119	501,605
Snap-on Inc.	2,509	395,870
Stanley Black & Decker Inc.	6,602	1,066,553
Terex Corp.	3,686	173,647
Timken Co. (The)	2,930	138,150
Toro Co. (The)	4,738	297,783
Trinity Industries Inc.	6,488	210,990
WABCO Holdings Inc.[a]	2,194	323,769
Wabtec Corp./DEb	3,729	285,268
Welbilt Inc.[a]	6,082	134,169
Woodward Inc.	2,325	179,792
Xylem Inc./NY	7,847	522,061

		21,488,060
MARINE — 0.02%
Kirby Corp.[a,b]	2,326	164,797

		164,797
MEDIA — 2.77%
AMC Networks Inc. Class Aa,b	2,251	114,531
Cable One Inc.	204	144,801
CBS Corp. Class A	311	17,674
CBS Corp. Class B NVS	15,817	887,650
Charter Communications Inc. Class Aa	8,701	2,907,613
Cinemark Holdings Inc.	4,587	166,692
Comcast Corp. Class A	203,782	7,342,266
Discovery Communications Inc. Class Aa,b	6,872	129,743
Discovery Communications Inc. Class C NVS[a]	9,039	160,985
DISH Network Corp. Class Aa	9,904	480,740

Security	Shares	Value
Interpublic Group of Companies Inc. (The)	17,213	$331,350
John Wiley & Sons Inc. Class A	1,913	104,545
Liberty Broadband Corp. Class Aa	1,150	99,142
Liberty Broadband Corp. Class Ca	6,645	580,042
Liberty Global PLC Series Aa	9,797	302,237
Liberty Global PLC Series C NVS[a,b]	25,873	773,344
Liberty Global PLC LiLAC Class Aa	2,377	51,628
Liberty Global PLC LiLAC Class Ca,b	4,982	109,604
Liberty Media Corp.-Liberty Formula One Class Aa,b	1,027	37,383
Liberty Media Corp.-Liberty Formula One Class Ca	8,723	332,695
Liberty Media Corp.-Liberty SiriusXM Class Aa	3,717	155,036
Liberty Media Corp.-Liberty SiriusXM Class Ca	7,373	307,086
Lions Gate Entertainment Corp. Class Aa	2,914	84,564
Lions Gate Entertainment Corp. Class Ba	4,828	133,543
Live Nation Entertainment Inc.[a]	5,688	249,021
Madison Square Garden Co. (The)[a]	720	160,337
Meredith Corp.	1,586	84,058
New York Times Co. (The) Class A	5,204	99,396
News Corp. Class A	16,618	227,002
News Corp. Class B	5,296	73,614
Nexstar Media Group Inc. Class A	2,006	127,983
Omnicom Group Inc.	9,977	670,355
Regal Entertainment Group Class A	5,156	84,301
Scripps Networks Interactive Inc. Class A	4,170	347,278
Sinclair Broadcast Group Inc. Class A	3,158	100,109
Sirius XM Holdings Inc.[b]	64,125	348,840
TEGNA Inc.	9,431	115,341

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Time Inc.	4,019	$46,620
Time Warner Inc.	33,646	3,307,065
Tribune Media Co. Class A	3,069	125,614
Twenty-First Century Fox Inc. Class A	45,454	1,188,622
Twenty-First Century Fox Inc. Class B	19,075	485,459
Viacom Inc. Class Ab	300	9,015
Viacom Inc. Class B NVS	15,335	368,500
Walt Disney Co. (The)	66,883	6,541,826

		30,515,250
METALS & MINING — 0.40%
Alcoa Corp.[a]	7,444	355,674
Allegheny Technologies Inc.[a]	4,938	124,339
Carpenter Technology Corp.	2,055	102,318
Commercial Metals Co.	5,131	99,952
Compass Minerals International Inc.	1,407	92,299
Freeport-McMoRan Inc.[a]	58,395	816,362
Newmont Mining Corp.	23,062	833,922
Nucor Corp.	13,909	804,358
Reliance Steel & Aluminum Co.	3,163	243,045
Royal Gold Inc.	2,841	238,957
Steel Dynamics Inc.	10,221	380,323
U.S. Steel Corp.	7,572	191,723
Worthington Industries Inc.	1,996	90,818

		4,374,090
MORTGAGE REAL ESTATE INVESTMENT — 0.18%
AGNC Investment Corp.	16,793	338,043
Annaly Capital Management Inc.	47,096	539,720
Blackstone Mortgage Trust Inc. Class Ab	3,964	126,174
Chimera Investment Corp.	8,200	150,060
Invesco Mortgage Capital Inc.	4,992	85,962
MFA Financial Inc.[b]	17,656	145,486
New Residential Investment Corp.	13,491	237,847
Starwood Property Trust Inc.	11,512	247,623
Two Harbors Investment Corp.	15,180	148,764

		2,019,679
MULTI-UTILITIES — 0.99%
Ameren Corp.	10,453	647,982
Avista Corp.	2,744	143,347
Black Hills Corp.	2,313	150,946

Security	Shares	Value
CenterPoint Energy Inc.	18,661	$551,992
CMS Energy Corp.	12,231	591,614
Consolidated Edison Inc.	13,366	1,150,144
Dominion Energy Inc.	27,778	2,253,907
DTE Energy Co.	7,807	862,361
MDU Resources Group Inc.	8,621	235,784
NiSource Inc.	14,066	370,920
NorthWestern Corp.	2,173	128,816
Public Service Enterprise Group Inc.	21,876	1,076,299
SCANA Corp.	6,165	265,958
Sempra Energy	10,850	1,274,875
Vectren Corp.	3,658	249,256
WEC Energy Group Inc.	13,666	920,952

		10,875,153
MULTILINE RETAIL — 0.38%
Big Lots Inc.	1,978	101,491
Dillard’s Inc. Class Ab	897	45,568
Dollar General Corp.	11,318	914,947
Dollar Tree Inc.[a]	10,213	931,936
JC Penney Co. Inc.[a,b]	13,432	37,610
Kohl’s Corp.	7,292	304,514
Macy’s Inc.	13,193	247,501
Nordstrom Inc.	5,052	200,312
Target Corp.	23,734	1,401,255

		4,185,134
OIL, GAS & CONSUMABLE FUELS — 4.85%
Anadarko Petroleum Corp.	24,281	1,198,753
Andeavor	6,268	665,912
Antero Resources Corp.[a,b]	9,321	180,827
Apache Corp.	16,384	677,806
Cabot Oil & Gas Corp.	20,193	559,346
Cheniere Energy Inc.[a,b]	8,784	410,564
Chesapeake Energy Corp.[a]	39,444	153,832
Chevron Corp.	82,095	9,513,989
Cimarex Energy Co.	4,102	479,647
Concho Resources Inc.[a]	6,412	860,554
ConocoPhillips	52,644	2,692,741
CONSOL Energy Inc.[a]	8,991	145,025
Continental Resources Inc./OKa,b	3,748	152,581
Devon Energy Corp.	22,777	840,471
Diamondback Energy Inc.[a]	4,248	455,216
Energen Corp.[a]	4,302	222,413
EOG Resources Inc.	24,971	2,493,854
EQT Corp.[b]	7,542	471,677

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Exxon Mobil Corp.	183,566	$15,300,226
Gulfport Energy Corp.[a]	7,383	101,147
Hess Corp.	11,645	514,243
HollyFrontier Corp.	7,588	280,377
Kinder Morgan Inc./DE	83,206	1,506,861
Marathon Oil Corp.	36,509	519,158
Marathon Petroleum Corp.	21,989	1,313,623
Murphy Oil Corp.	6,956	186,073
Newfield Exploration Co.[a]	8,664	266,764
Noble Energy Inc.	21,133	588,977
Oasis Petroleum Inc.[a]	10,289	97,231
Occidental Petroleum Corp.	33,045	2,133,716
ONEOK Inc.	16,482	894,478
Parsley Energy Inc. Class Aa,b	9,892	263,127
PBF Energy Inc. Class A	4,704	136,275
PDC Energy Inc.[a]	2,860	145,660
Phillips 66	18,549	1,689,443
Pioneer Natural Resources Co.	7,339	1,098,428
QEP Resources Inc.[a]	10,062	90,055
Range Resources Corp.[b]	9,811	177,677
Rice Energy Inc.[a]	7,468	211,718
RSP Permian Inc.[a]	5,441	187,225
SemGroup Corp. Class A	2,869	74,737
SM Energy Co.[b]	4,137	88,242
Southwestern Energy Co.[a]	22,686	125,907
Targa Resources Corp.	9,340	387,610
Valero Energy Corp.	19,185	1,513,505
Whiting Petroleum Corp.[a,b]	15,757	94,700
Williams Companies Inc. (The)	35,724	1,018,134
World Fuel Services Corp.	2,965	82,427
WPX Energy Inc.[a]	17,495	197,344

		53,460,296
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,764	130,792
KapStone Paper and Packaging Corp.	3,612	81,126
Louisiana-Pacific Corp.[a]	6,271	170,446

		382,364
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.[a]	19,150	43,662
Coty Inc. Class A	20,488	315,515
Edgewell Personal Care Co.[a]	2,483	161,221
Estee Lauder Companies Inc. (The) Class A	9,692	1,083,663
Herbalife Ltd.[a,b]	2,898	210,453

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	2,191	$139,369

		1,953,883
PHARMACEUTICALS — 4.21%
Akorn Inc.[a]	4,195	136,631
Allergan PLC	14,459	2,562,569
Bristol-Myers Squibb Co.	71,112	4,384,766
Catalent Inc.[a]	5,790	246,596
Eli Lilly & Co.	41,914	3,434,433
Endo International PLC[a]	8,814	56,233
Horizon Pharma PLC[a]	6,897	93,523
Impax Laboratories Inc.[a]	3,011	54,650
Jazz Pharmaceuticals PLC[a,b]	2,567	363,308
Johnson & Johnson	116,275	16,209,898
Mallinckrodt PLC[a,b]	4,327	137,036
Medicines Co. (The)[a]	2,774	79,725
Merck & Co. Inc.	118,492	6,527,724
Mylan NVa	23,298	831,972
Nektar Therapeutics[a]	6,789	163,547
Pacira Pharmaceuticals Inc./DEa	1,761	56,440
Perrigo Co. PLC	5,759	466,421
Pfizer Inc.	258,537	9,064,307
Prestige Brands Holdings Inc.[a]	2,187	102,570
Zoetis Inc.	21,301	1,359,430

		46,331,779
PROFESSIONAL SERVICES — 0.33%
Advisory Board Co. (The)[a]	1,756	94,692
Dun & Bradstreet Corp. (The)	1,587	185,409
Equifax Inc.	5,258	570,651
FTI Consulting Inc.[a]	1,666	71,221
IHS Markit Ltd.[a]	15,783	672,514
ManpowerGroup Inc.	2,885	355,663
Nielsen Holdings PLC	14,594	540,999
Robert Half International Inc.	5,466	282,975
TransUnion[a]	6,479	340,083
Verisk Analytics Inc. Class Aa	6,680	568,134

		3,682,341
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	13,159	517,412
Howard Hughes Corp. (The)[a]	1,693	216,078
Jones Lang LaSalle Inc.	1,968	254,836
Realogy Holdings Corp.	5,983	193,430

		1,181,756
ROAD & RAIL — 0.87%
Avis Budget Group Inc.[a]	3,163	130,474
CSX Corp.	39,472	1,990,573

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
Genesee & Wyoming Inc. Class Aa	2,634	$189,069
JB Hunt Transport Services Inc.	3,672	390,664
Kansas City Southern	4,587	478,057
Landstar System Inc.	1,778	175,577
Norfolk Southern Corp.	12,519	1,645,247
Old Dominion Freight Line Inc.	3,006	364,117
Ryder System Inc.	2,266	183,727
Union Pacific Corp.	34,627	4,009,460

		9,556,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.89%
Advanced Micro Devices Inc.[a,b]	34,962	384,058
Analog Devices Inc.	15,974	1,458,426
Applied Materials Inc.	46,102	2,601,536
Broadcom Ltd.	17,633	4,653,525
Cavium Inc.[a]	2,937	202,624
Cirrus Logic Inc.[a]	2,788	156,128
Cree Inc.[a]	4,159	148,476
Cypress Semiconductor Corp.	14,649	232,333
Entegris Inc.	6,160	201,740
First Solar Inc.[a]	3,437	188,416
Integrated Device Technology Inc.[a]	5,908	183,562
Intel Corp.	203,569	9,260,354
KLA-Tencor Corp.	6,809	741,432
Lam Research Corp.	7,063	1,473,130
Marvell Technology Group Ltd.	19,014	351,189
Maxim Integrated Products Inc.	12,278	645,086
Microchip Technology Inc.	10,069	954,541
Micron Technology Inc.[a]	48,375	2,143,496
Microsemi Corp.[a,b]	4,979	265,729
MKS Instruments Inc.	2,356	255,979
Monolithic Power Systems Inc.	1,652	200,999
NVIDIA Corp.	26,001	5,377,267
ON Semiconductor Corp.[a]	18,003	383,824
Qorvo Inc.[a]	5,455	413,543
QUALCOMM Inc.	63,912	3,260,151
Semtech Corp.[a]	2,831	116,213
Silicon Laboratories Inc.[a]	1,790	169,871
Skyworks Solutions Inc.	7,958	906,098
Synaptics Inc.[a]	1,506	55,903
Teradyne Inc.	8,537	366,152
Texas Instruments Inc.	42,832	4,141,426
Versum Materials Inc.	4,619	194,367

Security	Shares	Value
Xilinx Inc.	10,706	$788,925

		42,876,499
SOFTWARE — 5.42%
ACI Worldwide Inc.[a]	5,138	123,723
Activision Blizzard Inc.	32,625	2,136,611
Adobe Systems Inc.[a]	21,344	3,738,615
ANSYS Inc.[a]	3,674	502,273
Aspen Technology Inc.[a]	3,122	201,432
Autodesk Inc.[a]	9,520	1,189,619
Blackbaud Inc.	2,119	214,655
CA Inc.	13,660	442,311
Cadence Design Systems Inc.[a]	12,052	520,164
CDK Global Inc.	5,725	363,881
Citrix Systems Inc.[a]	6,250	516,313
CommVault Systems Inc.[a]	1,822	94,835
Dell Technologies Inc. Class Va	8,822	730,197
Electronic Arts Inc.[a]	13,412	1,604,075
Ellie Mae Inc.[a,b]	1,495	134,475
Fair Isaac Corp.	1,347	195,531
FireEye Inc.[a,b]	7,667	129,726
Fortinet Inc.[a]	6,630	261,288
Guidewire Software Inc.[a,b]	3,287	262,894
Intuit Inc.	10,551	1,593,412
Manhattan Associates Inc.[a]	2,981	124,785
Microsoft Corp.	333,674	27,755,003
Nuance Communications Inc.[a]	11,759	173,328
Oracle Corp.	130,862	6,660,876
Paycom Software Inc.[a]	2,125	174,675
Proofpoint Inc.[a]	1,957	180,846
PTC Inc.[a]	5,084	337,832
Red Hat Inc.[a]	7,694	929,666
salesforce.com Inc.[a]	29,535	3,022,612
ServiceNow Inc.[a,b]	7,397	934,759
Splunk Inc.[a]	6,024	405,415
SS&C Technologies Holdings Inc.	7,537	302,987
Symantec Corp.	26,474	860,405
Synopsys Inc.[a]	6,435	556,756
Tableau Software Inc. Class Aa,b	2,658	215,537
Take-Two Interactive Software Inc.[a]	4,626	511,867
Tyler Technologies Inc.[a]	1,477	261,857
Ultimate Software Group Inc. (The)[a,b]	1,232	249,591
Verint Systems Inc.[a]	2,820	119,004

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
VMware Inc. Class Aa,b	3,173	$379,776
Workday Inc. Class Aa	5,678	630,201

		59,743,808
SPECIALTY RETAIL — 1.94%
Aaron’s Inc.	2,580	94,944
Advance Auto Parts Inc.	3,213	262,631
American Eagle Outfitters Inc.	7,383	96,127
AutoNation Inc.[a,b]	2,909	137,887
AutoZone Inc.[a]	1,219	718,600
Bed Bath & Beyond Inc.	6,222	123,818
Best Buy Co. Inc.	11,505	644,050
Burlington Stores Inc.[a,b]	2,969	278,759
CarMax Inc.[a]	7,950	597,045
Dick’s Sporting Goods Inc.	3,849	94,185
Five Below Inc.[a]	2,488	137,462
Foot Locker Inc.	5,726	172,238
GameStop Corp. Class A	4,366	81,601
Gap Inc. (The)	9,435	245,216
Home Depot Inc. (The)	51,068	8,466,053
L Brands Inc.	10,843	466,683
Lithia Motors Inc. Class A	990	112,048
Lowe’s Companies Inc.	36,518	2,919,614
Murphy USA Inc.[a]	1,459	108,491
O’Reilly Automotive Inc.[a]	3,826	807,095
Office Depot Inc.	23,194	71,901
Ross Stores Inc.	16,905	1,073,298
Sally Beauty Holdings Inc.[a]	5,710	98,840
Signet Jewelers Ltd.	2,629	172,383
Tiffany & Co.	4,435	415,205
TJX Companies Inc. (The)	27,490	1,918,802
Tractor Supply Co.	5,495	331,129
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,542	512,950
Urban Outfitters Inc.[a,b]	3,395	83,245
Williams-Sonoma Inc.	3,530	182,148

		21,424,448
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.92%
3D Systems Corp.[a,b]	4,890	60,538
Apple Inc.	223,766	37,825,405
Diebold Nixdorf Inc.	3,182	61,413
Electronics For Imaging Inc.[a]	2,123	65,516
Hewlett Packard Enterprise Co.	71,358	993,303
HP Inc.	72,551	1,563,474
NCR Corp.[a]	5,152	165,328

Security	Shares	Value
NetApp Inc.	11,643	$517,182
Seagate Technology PLC	12,504	462,273
Western Digital Corp.	12,809	1,143,459
Xerox Corp.	9,095	275,669

		43,133,560
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
Carter’s Inc.	2,076	200,811
Deckers Outdoor Corp.[a]	1,413	96,423
Hanesbrands Inc.	15,848	356,580
Lululemon Athletica Inc.[a]	4,188	257,604
Michael Kors Holdings Ltd.[a]	6,482	316,386
NIKE Inc. Class B	56,844	3,125,851
PVH Corp.	3,381	428,745
Ralph Lauren Corp.	2,410	215,526
Skechers U.S.A. Inc. Class Aa	6,004	191,648
Steven Madden Ltd.[a]	2,311	90,129
Tapestry Inc.	12,287	503,153
Under Armour Inc. Class Aa,b	7,961	99,672
Under Armour Inc. Class Ca,b	8,088	93,255
VF Corp.	14,192	988,473
Wolverine World Wide Inc.	4,112	112,257

		7,076,513
THRIFTS & MORTGAGE FINANCE — 0.10%
Capitol Federal Financial Inc.	5,742	79,182
Essent Group Ltd.[a]	3,591	153,048
MGIC Investment Corp.[a]	16,046	229,458
New York Community Bancorp. Inc.	21,534	270,467
Radian Group Inc.	9,349	195,955
Washington Federal Inc.	3,770	131,196

		1,059,306
TOBACCO — 1.12%
Altria Group Inc.	83,175	5,341,499
Philip Morris International Inc.	67,288	7,041,016

		12,382,515
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Air Lease Corp.	4,041	175,581
Applied Industrial Technologies Inc.	1,780	113,297
Beacon Roofing Supply Inc.[a,b]	2,902	160,800
Fastenal Co.	12,457	585,105
GATX Corp.	1,719	102,126
HD Supply Holdings Inc.[a]	8,076	285,810
MRC Global Inc.[a]	4,180	71,687

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	1,902	$157,676
NOW Inc.[a]	4,413	55,251
United Rentals Inc.[a]	3,678	520,363
Univar Inc.[a]	4,446	132,268
Watsco Inc.	1,303	217,041
WESCO International Inc.[a]	2,085	131,668
WW Grainger Inc.	2,269	448,581

		3,157,254
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	3,370	234,384

		234,384
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	7,778	682,597
Aqua America Inc.	7,648	271,351

		953,948
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	29,941	195,814
T-Mobile U.S. Inc.[a]	12,658	756,569
Telephone & Data Systems Inc.	4,142	120,739

		1,073,122

TOTAL COMMON STOCKS
(Cost: $722,599,843)		1,099,586,173
SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,e,f]	23,373,001	23,377,675
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,e]	1,385,570	1,385,570

		24,763,245

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,760,978)		24,763,245

Value
TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $747,360,821)[g]	$1,124,349,418
Other Assets Less Liabilities — (2.06)%	(22,692,091)

NET ASSETS — 100.00%	$1,101,657,327

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $767,965,474. Net unrealized appreciation was $356,383,944, of which $413,816,176 represented gross unrealized appreciation on investments and $57,432,232 represented gross unrealized depreciation on investments.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	22,121,552	1,251,449	[b]	—	23,373,001	$23,377,675	$(3,056)	$(3,134)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,579,277	—		(193,707)[b]	1,385,570	1,385,570	—	—	5,700
BlackRock Inc.	5,699	153		(491)	5,361	2,524,120	112,928	362,164	27,813
PNC Financial Services Group Inc. (The)	22,797	220		(2,284)	20,733	2,836,067	121,514	249,987	32,285

						$30,123,432	$231,386	$609,017	$65,798

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,099,569,305	$—	$16,868	$1,099,586,173
Money market funds	24,763,245	—	—	24,763,245

Total	$1,124,332,550	$—	$16,868	$1,124,349,418

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AIR FREIGHT & LOGISTICS — 31.06%
CH Robinson Worldwide Inc.	500,392	$39,295,784
Expeditors International of Washington Inc.	590,854	34,494,057
FedEx Corp.	524,922	118,532,637
United Parcel Service Inc. Class B	544,997	64,053,497

		256,375,975
AIRLINES — 18.99%
Alaska Air Group Inc.	467,165	30,846,905
American Airlines Group Inc.	550,968	25,796,322
Delta Air Lines Inc.	567,775	28,405,783
JetBlue Airways Corp.[a,b]	619,151	11,856,741
Southwest Airlines Co.	568,781	30,634,545
United Continental Holdings Inc.[a]	500,071	29,244,152

		156,784,448
MARINE — 6.45%
Kirby Corp.[a,b]	536,176	37,988,069
Matson Inc.	559,203	15,227,098

		53,215,167
ROAD & RAIL — 43.43%
Avis Budget Group Inc.[a,b]	566,548	23,370,105
CSX Corp.	578,396	29,168,510
JB Hunt Transport Services Inc.	534,735	56,890,457
Kansas City Southern	374,928	39,074,996
Landstar System Inc.	400,277	39,527,354
Norfolk Southern Corp.	530,680	69,741,966
Ryder System Inc.	479,231	38,856,050
Union Pacific Corp.	534,655	61,907,702

		358,537,140

TOTAL COMMON STOCKS
(Cost: $864,705,943)		824,912,730

SHORT-TERM INVESTMENTS — 4.34%

MONEY MARKET FUNDS — 4.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	34,713,266	34,720,208
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	1,111,285	1,111,285

		35,831,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,833,638)		35,831,493

Value
TOTAL INVESTMENTS IN SECURITIES — 104.27%
(Cost: $900,539,581)[f]	$860,744,223
Other Assets, Less Liabilities — (4.27)%	(35,217,210)

NET ASSETS — 100.00%	$825,527,013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $903,940,058. Net unrealized depreciation was $43,195,835, of which $27,555,139 represented gross unrealized appreciation on investments and $70,750,974 represented gross unrealized depreciation on investments.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,329,255	31,384,011	[b]	—	34,713,266	$34,720,208	$3,370	$(2,632)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,356,987	—		(245,702)[b]	1,111,285	1,111,285	—	—	4,098

						$35,831,493	$3,370	$(2,632)	$4,098

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$824,912,730	$—	$—	$824,912,730
Money market funds	35,831,493	—	—	35,831,493

Total	$860,744,223	$—	$—	$860,744,223

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

ELECTRIC UTILITIES — 0.51%
OGE Energy Corp.	153,183	$5,643,261

		5,643,261

ENERGY EQUIPMENT & SERVICES — 13.80%
Baker Hughes a GE Co.	328,013	10,309,449
Core Laboratories NV	33,840	3,380,616
Dril-Quip Inc.[a,b]	28,931	1,217,995
Ensco PLC Class Aa	330,923	1,783,675
Halliburton Co.	665,290	28,434,495
Helmerich & Payne Inc.	83,208	4,519,026
Nabors Industries Ltd.	219,208	1,234,141
National Oilwell Varco Inc.	291,182	9,955,513
Oceaneering International Inc.	75,374	1,524,062
Patterson-UTI Energy Inc.	163,644	3,236,878
Rowan Companies PLC Class Ab	87,146	1,248,802
Schlumberger Ltd.	1,065,142	68,169,088
Superior Energy Services Inc.[b]	117,219	1,033,872
TechnipFMC PLC[b]	336,864	9,226,705
Transocean Ltd.[a,b]	300,054	3,150,567
U.S. Silica Holdings Inc.	62,285	1,900,315
Weatherford International PLC[a,b]	756,089	2,623,629

		152,948,828
OIL, GAS & CONSUMABLE FUELS — 85.20%
Anadarko Petroleum Corp.	429,543	21,206,538
Andeavor	110,605	11,750,675
Antero Resources Corp.[a,b]	164,548	3,192,231
Apache Corp.	291,934	12,077,310
Cabot Oil & Gas Corp.	354,321	9,814,692
Cheniere Energy Inc.[a,b]	154,979	7,243,718
Chesapeake Energy Corp.[a,b]	696,517	2,716,416
Chevron Corp.	1,452,671	168,350,042
Cimarex Energy Co.	73,073	8,544,426
Concho Resources Inc.[b]	113,983	15,297,658
ConocoPhillips	932,888	47,717,221
Continental Resources Inc./OKa,b	66,192	2,694,676
Devon Energy Corp.	402,910	14,867,379
Diamondback Energy Inc.[a,b]	75,261	8,064,969
Energen Corp.[b]	74,556	3,854,545
EOG Resources Inc.	442,661	44,208,554
EQT Corp.[a]	132,944	8,314,318
Exxon Mobil Corp.	3,248,196	270,737,137
Gulfport Energy Corp.[b]	126,209	1,729,063
Hess Corp.	207,024	9,142,180

Security	Shares	Value
HollyFrontier Corp.	135,983	$5,024,572
Kinder Morgan Inc./DE	1,471,756	26,653,501
Marathon Oil Corp.	651,964	9,270,928
Marathon Petroleum Corp.	388,081	23,183,959
Murphy Oil Corp.	124,283	3,324,570
Newfield Exploration Co.[a,b]	152,665	4,700,555
Noble Energy Inc.	372,803	10,390,020
Oasis Petroleum Inc.[a,b]	182,119	1,721,025
Occidental Petroleum Corp.	586,110	37,845,123
ONEOK Inc.	291,191	15,802,936
Parsley Energy Inc. Class Aa,b	178,551	4,749,457
PBF Energy Inc. Class A	84,133	2,437,333
PDC Energy Inc.[a,b]	50,536	2,573,798
Phillips 66	329,374	29,999,384
Pioneer Natural Resources Co.	130,394	19,516,070
QEP Resources Inc.[b]	184,475	1,651,051
Range Resources Corp.	173,195	3,136,561
Rice Energy Inc.[b]	136,762	3,877,203
RSP Permian Inc.[a,b]	96,100	3,306,801
SemGroup Corp. Class A	50,686	1,320,370
SM Energy Co.[a]	78,519	1,674,810
Southwestern Energy Co.[b]	390,554	2,167,575
Targa Resources Corp.	165,278	6,859,037
Valero Energy Corp.	338,568	26,709,630
Whiting Petroleum Corp.[a,b]	278,201	1,671,988
Williams Companies Inc. (The)	633,694	18,060,279
World Fuel Services Corp.	52,437	1,457,749
WPX Energy Inc.[b]	305,162	3,442,227

		944,052,260
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.31%
First Solar Inc.[b]	62,406	3,421,097

		3,421,097

TOTAL COMMON STOCKS
(Cost: $1,408,266,247)		1,106,065,446

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	35,753,502	$35,760,653
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	1,705,243	1,705,243

		37,465,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,463,819)		37,465,896

Value
TOTAL INVESTMENTS IN SECURITIES — 103.20%
(Cost: $1,445,730,066)[f]	$1,143,531,342
Other Assets, Less Liabilities — (3.20)%	(35,471,771)

NET ASSETS — 100.00%	$1,108,059,571

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,485,103,832. Net unrealized depreciation was $341,572,490, of which $16,389,710 represented gross unrealized appreciation on investments and $357,962,200 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	18,709,545	17,043,957	[b]	—	35,753,502	$35,760,653	$(3,338)	$(2,617)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	847,707	857,536	[b]	—	1,705,243	1,705,243	—	—	4,017

						$37,465,896	$(3,338)	$(2,617)	$4,017

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,106,065,446	$—	$—	$1,106,065,446
Money market funds	37,465,896	—	—	37,465,896

Total	$1,143,531,342	$—	$—	$1,143,531,342

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

BIOTECHNOLOGY — 22.89%
AbbVie Inc.	1,056,078	$95,311,040
ACADIA Pharmaceuticals Inc.[a,b]	64,121	2,233,334
Agios Pharmaceuticals Inc.[a,b]	27,396	1,760,741
Alexion Pharmaceuticals Inc.[a]	147,861	17,693,047
Alkermes PLC[a]	101,929	4,970,058
Alnylam Pharmaceuticals Inc.[a]	50,399	6,140,614
Amgen Inc.	483,402	84,701,698
Biogen Inc.[a]	140,073	43,655,151
BioMarin Pharmaceutical Inc.[a]	116,116	9,531,962
Bioverativ Inc.[a]	71,836	4,058,734
Bluebird Bio Inc.[a,b]	30,280	4,211,948
Celgene Corp.[a]	518,304	52,333,155
Clovis Oncology Inc.[a,b]	32,136	2,422,090
Dyax Corp.[a,c]	95,647	219,032
Exact Sciences Corp.[a,b]	79,051	4,347,015
Exelixis Inc.[a]	185,155	4,589,992
Gilead Sciences Inc.	865,165	64,852,768
Incyte Corp.[a]	113,112	12,809,934
Intercept Pharmaceuticals Inc.[a,b]	11,912	734,137
Intrexon Corp.[a,b]	40,910	668,879
Ionis Pharmaceuticals Inc.[a,b]	82,567	4,715,401
Juno Therapeutics Inc.[a,b]	53,336	2,395,320
Ligand Pharmaceuticals Inc.[a]	13,801	2,005,975
Myriad Genetics Inc.[a]	45,601	1,563,202
Neurocrine Biosciences Inc.[a,b]	58,187	3,613,995
OPKO Health Inc.[a,b]	241,057	1,622,314
Portola Pharmaceuticals Inc.[a]	41,792	2,064,943
Radius Health Inc.[a,b]	26,129	839,002
Regeneron Pharmaceuticals Inc.[a,b]	50,897	20,492,150
Seattle Genetics Inc.[a,b]	63,320	3,882,149
TESARO Inc.[a,b]	25,190	2,916,246
Ultragenyx Pharmaceutical Inc.[a,b]	26,354	1,214,656
United Therapeutics Corp.[a]	28,718	3,405,668
Vertex Pharmaceuticals Inc.[a]	167,029	24,424,651

		492,401,001
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Healthcare Services Group Inc.	48,579	2,569,344

		2,569,344
HEALTH CARE EQUIPMENT & SUPPLIES — 21.17%
Abbott Laboratories	1,151,046	62,421,225
ABIOMED Inc.[a]	27,794	5,362,018
Align Technology Inc.[a,b]	47,793	11,421,571

Security	Shares	Value
Baxter International Inc.	332,097	$21,410,294
Becton Dickinson and Co.	150,758	31,458,672
Boston Scientific Corp.[a]	909,022	25,579,879
C.R. Bard Inc.	48,144	15,746,458
Cooper Companies Inc. (The)	32,364	7,775,775
Danaher Corp.	404,999	37,369,258
DENTSPLY SIRONA Inc.	152,058	9,286,182
DexCom Inc.[a,b]	57,187	2,571,699
Edwards Lifesciences Corp.[a]	139,890	14,300,955
Haemonetics Corp.[a]	34,702	1,650,427
Halyard Health Inc.[a]	31,183	1,314,363
Hill-Rom Holdings Inc.	43,749	3,530,982
Hologic Inc.[a]	185,879	7,035,520
IDEXX Laboratories Inc.[a]	57,816	9,607,285
Integra LifeSciences Holdings Corp.[a,b]	41,738	1,952,504
Intuitive Surgical Inc.[a,b]	74,100	27,814,176
Masimo Corp.[a]	31,784	2,789,364
Medtronic PLC	897,406	72,259,131
NuVasive Inc.[a]	33,759	1,915,148
ResMed Inc.	94,233	7,932,534
STERIS PLC	56,362	5,260,265
Stryker Corp.	213,122	33,006,204
Teleflex Inc.	29,839	7,071,246
Varian Medical Systems Inc.[a,b]	60,872	6,342,254
West Pharmaceutical Services Inc.[b]	49,097	4,978,436
Zimmer Biomet Holdings Inc.	133,957	16,291,850

		455,455,675
HEALTH CARE PROVIDERS & SERVICES — 17.66%
Acadia Healthcare Co. Inc.[a,b]	53,905	1,690,461
Aetna Inc.	219,748	37,363,752
Anthem Inc.	173,958	36,393,753
Brookdale Senior Living Inc.[a]	122,615	1,229,828
Centene Corp.[a]	114,261	10,702,828
Cigna Corp.	166,802	32,896,690
DaVita Inc.[a]	101,454	6,162,316
Envision Healthcare Corp.[a,b]	80,278	3,419,843
Express Scripts Holding Co.[a]	382,619	23,450,718
HCA Healthcare Inc.[a,b]	191,462	14,484,100
HealthSouth Corp.	65,229	3,009,666
Henry Schein Inc.[a,b]	105,123	8,262,668
Humana Inc.	95,742	24,447,720
Laboratory Corp. of America Holdings[a]	67,445	10,366,971

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2017

Security	Shares	Value
LifePoint Health Inc.[a,b]	26,504	$1,276,168
Magellan Health Inc.[a]	15,763	1,344,584
MEDNAX Inc.[a]	62,082	2,718,571
Molina Healthcare Inc.[a,b]	29,040	1,969,783
Owens & Minor Inc.	40,268	989,385
Patterson Companies Inc.	54,586	2,019,682
Quest Diagnostics Inc.	90,385	8,476,305
Tenet Healthcare Corp.[a]	53,752	767,579
UnitedHealth Group Inc.	640,539	134,654,109
Universal Health Services Inc. Class B	58,594	6,017,604
WellCare Health Plans Inc.[a]	29,533	5,839,855

		379,954,939
LIFE SCIENCES TOOLS & SERVICES — 5.08%
Bio-Rad Laboratories Inc. Class Aa	13,297	2,922,548
Bio-Techne Corp.	24,666	3,231,739
Bruker Corp.	68,024	2,135,954
Charles River Laboratories International Inc.[a]	31,445	3,656,739
Illumina Inc.[a]	96,725	19,847,003
INC Research Holdings Inc. Class Aa	37,092	2,119,808
PRA Health Sciences Inc.[a]	32,666	2,659,992
Quintiles IMS Holdings Inc.[a]	100,438	10,857,348
Thermo Fisher Scientific Inc.	265,133	51,390,729
Waters Corp.[a]	52,884	10,367,908

		109,189,768
PHARMACEUTICALS — 32.92%
Akorn Inc.[a,b]	61,818	2,013,412
Allergan PLC	221,476	39,252,192
Bristol-Myers Squibb Co.	1,086,437	66,989,705
Catalent Inc.[a]	82,560	3,516,230
Eli Lilly & Co.	641,869	52,594,746
Endo International PLC[a]	134,242	856,464
Horizon Pharma PLC[a]	107,885	1,462,921
Impax Laboratories Inc.[a,b]	49,612	900,458
Jazz Pharmaceuticals PLC[a,b]	39,844	5,639,121
Johnson & Johnson	1,778,130	247,889,103
Mallinckrodt PLC[a,b]	64,223	2,033,942
Medicines Co. (The)[a,b]	42,321	1,216,306
Merck & Co. Inc.	1,812,030	99,824,733
Mylan NVa	355,283	12,687,156
Nektar Therapeutics[a,b]	103,159	2,485,100
Pacira Pharmaceuticals Inc./DEa	26,764	857,786
Perrigo Co. PLC	87,906	7,119,507

Security	Shares	Value
Pfizer Inc.	3,953,653	$138,615,074
Prestige Brands Holdings Inc.[a,b]	34,912	1,637,373
Zoetis Inc.	325,147	20,750,882

		708,342,211

TOTAL COMMON STOCKS
(Cost: $2,038,820,838)		2,147,912,938

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	77,391,439	77,406,917
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	2,838,396	2,838,396

		80,245,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,239,491)		80,245,313

TOTAL INVESTMENTS IN SECURITIES — 103.57%
(Cost: $2,119,060,329)[g]		2,228,158,251
Other Assets, Less Liabilities — (3.57)%		(76,790,124)

NET ASSETS — 100.00%		$2,151,368,127

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,131,328,410. Net unrealized appreciation was $96,829,841, of which $278,013,706 represented gross unrealized appreciation on investments and $181,183,865 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	36,258,180	41,133,259	[b]	—	77,391,439	$77,406,917	$(4,280)	$(6,486)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	936,859	1,901,537	[b]	—	2,838,396	2,838,396	—	—	8,011

						$80,245,313	$(4,280)	$(6,486)	$8,011

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,147,693,906	$—	$219,032	$2,147,912,938
Money market funds	80,245,313	—	—	80,245,313

Total	$2,227,939,219	$—	$219,032	$2,228,158,251

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

COMMERCIAL SERVICES & SUPPLIES — 0.06%
Pitney Bowes Inc.	166,345	$2,285,580

		2,285,580
COMMUNICATIONS EQUIPMENT — 5.70%
Arista Networks Inc.[a,b]	37,646	7,525,059
ARRIS International PLC[a]	147,619	4,207,142
Brocade Communications Systems Inc.	346,606	4,037,960
Ciena Corp.[a]	124,425	2,646,520
Cisco Systems Inc.	3,901,015	133,219,662
CommScope Holding Co. Inc.[a,b]	159,319	5,120,513
EchoStar Corp. Class Aa	42,581	2,382,407
F5 Networks Inc.[a]	51,894	6,293,185
Finisar Corp.[a,b]	101,650	2,392,841
Harris Corp.	95,379	13,288,202
InterDigital Inc./PA	30,973	2,271,870
Juniper Networks Inc.	307,788	7,642,376
Lumentum Holdings Inc.[a,b]	52,476	3,313,859
Motorola Solutions Inc.	129,784	11,750,643
NetScout Systems Inc.[a]	79,845	2,267,598
Palo Alto Networks Inc.[a]	73,447	10,811,398
Plantronics Inc.	32,325	1,466,262
ViaSat Inc.[a,b]	46,435	3,022,919
Viavi Solutions Inc.[a]	208,843	1,938,063

		225,598,479
CONSTRUCTION & ENGINEERING — 0.06%
Dycom Industries Inc.[a]	27,453	2,411,197

		2,411,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.51%
CenturyLink Inc.	772,727	14,674,086
Zayo Group Holdings Inc.[a,b]	151,702	5,470,374

		20,144,460
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
CDW Corp./DE	124,807	8,736,490
Corning Inc.	712,300	22,302,113
SYNNEX Corp.	24,863	3,353,521
Tech Data Corp.[a]	30,163	2,798,222

		37,190,346
HEALTH CARE TECHNOLOGY — 0.83%
Allscripts Healthcare Solutions Inc.[a,b]	161,734	2,180,174
athenahealth Inc.[a,b]	33,340	4,263,519

Security	Shares	Value
Cerner Corp.[a,b]	249,699	$16,859,676
Medidata Solutions Inc.[a]	49,585	3,730,280
Veeva Systems Inc. Class Aa	93,941	5,724,765

		32,758,414
HOUSEHOLD DURABLES — 0.13%
Garmin Ltd.	91,532	5,181,627

		5,181,627
INTERNET SOFTWARE & SERVICES — 22.01%
Akamai Technologies Inc.[a,b]	139,027	7,264,161
Alphabet Inc. Class Aa	224,449	231,864,795
Alphabet Inc. Class Ca	227,312	231,094,472
Cars.com Inc.[a,b]	67,504	1,607,945
eBay Inc.[a]	782,705	29,461,016
Facebook Inc. Class Aa	1,800,895	324,269,154
GrubHub Inc.[a,b]	72,175	4,404,118
IAC/InterActiveCorp[a]	59,875	7,726,869
j2 Global Inc.	41,604	3,084,521
LogMeIn Inc.	43,419	5,255,870
Pandora Media Inc.[a,b]	229,288	1,676,095
Twitter Inc.[a]	513,323	10,584,720
VeriSign Inc.[a,b]	69,600	7,483,392
Zillow Group Inc. Class Aa,b	43,686	1,804,669
Zillow Group Inc. Class Ca,b	88,829	3,666,861

		871,248,658
IT SERVICES — 5.40%
Amdocs Ltd.	118,348	7,704,455
CACI International Inc. Class Aa	21,003	3,019,181
Cognizant Technology Solutions Corp. Class A	463,732	35,090,600
CSRA Inc.	136,606	4,370,026
DST Systems Inc.	52,089	3,053,457
DXC Technology Co.	224,744	20,568,571
EPAM Systems Inc.[a]	42,010	3,829,212
Gartner Inc.[a]	72,837	9,127,204
International Business Machines Corp.	676,629	104,241,464
Leidos Holdings Inc.	115,394	7,214,433
Science Applications International Corp.	37,988	2,786,040
Teradata Corp.[a,b]	106,832	3,573,530
Vantiv Inc. Class Aa,b	130,756	9,152,920

		213,731,093

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.62%
Advanced Micro Devices Inc.[a,b]	651,464	$7,156,332
Analog Devices Inc.	289,377	26,420,120
Applied Materials Inc.	835,405	47,141,904
Broadcom Ltd.	317,679	83,838,665
Cavium Inc.[a,b]	57,680	3,979,343
Cirrus Logic Inc.[a,b]	54,752	3,066,112
Cree Inc.[a,b]	84,747	3,025,468
Cypress Semiconductor Corp.	276,780	4,389,731
Entegris Inc.	119,426	3,911,202
Integrated Device Technology Inc.[a]	113,879	3,538,221
Intel Corp.	3,664,783	166,710,979
KLA-Tencor Corp.	124,808	13,590,343
Lam Research Corp.	127,845	26,664,632
Marvell Technology Group Ltd.	355,559	6,567,175
Maxim Integrated Products Inc.	225,077	11,825,546
Microchip Technology Inc.	184,259	17,467,753
Micron Technology Inc.[a]	874,556	38,751,576
Microsemi Corp.[a]	95,290	5,085,627
MKS Instruments Inc.	45,014	4,890,771
Monolithic Power Systems Inc.	32,047	3,899,158
NVIDIA Corp.	468,530	96,896,689
ON Semiconductor Corp.[a]	342,155	7,294,745
Qorvo Inc.[a,b]	103,083	7,814,722
QUALCOMM Inc.	1,155,638	58,949,094
Semtech Corp.[a]	58,663	2,408,116
Silicon Laboratories Inc.[a]	36,141	3,429,781
Skyworks Solutions Inc.	145,745	16,594,526
Synaptics Inc.[a,b]	34,141	1,267,314
Teradyne Inc.	160,935	6,902,502
Texas Instruments Inc.	773,761	74,814,951
Versum Materials Inc.	91,693	3,858,441
Xilinx Inc.	197,574	14,559,228

		776,710,767
SOFTWARE — 25.26%
ACI Worldwide Inc.[a,b]	103,411	2,490,137
Adobe Systems Inc.[a]	385,784	67,573,925
ANSYS Inc.[a]	68,075	9,306,533
Aspen Technology Inc.[a]	61,440	3,964,109
Autodesk Inc.[a]	172,983	21,615,956
Blackbaud Inc.	40,268	4,079,148
CA Inc.	254,629	8,244,887
Cadence Design Systems Inc.[a]	224,807	9,702,670

Security	Shares	Value
CDK Global Inc.	106,951	$6,797,806
Citrix Systems Inc.[a]	115,557	9,546,164
CommVault Systems Inc.[a]	38,516	2,004,758
Dell Technologies Inc. Class Va	161,648	13,379,605
Ellie Mae Inc.[a,b]	30,067	2,704,527
Fair Isaac Corp.	25,837	3,750,499
FireEye Inc.[a,b]	151,813	2,568,676
Fortinet Inc.[a]	125,224	4,935,078
Guidewire Software Inc.[a,b]	61,695	4,934,366
Intuit Inc.	191,371	28,900,848
Manhattan Associates Inc.[a,b]	60,311	2,524,618
Microsoft Corp.	5,900,877	490,834,949
Nuance Communications Inc.[a]	226,136	3,333,245
Oracle Corp.	2,356,615	119,951,704
Paycom Software Inc.[a]	41,576	3,417,547
Proofpoint Inc.[a,b]	37,823	3,495,223
PTC Inc.[a]	94,327	6,268,029
Red Hat Inc.[a]	140,579	16,986,161
salesforce.com Inc.[a]	534,396	54,690,087
ServiceNow Inc.[a,b]	134,568	17,005,358
Splunk Inc.[a,b]	112,164	7,548,637
SS&C Technologies Holdings Inc.	141,418	5,685,004
Symantec Corp.	487,530	15,844,725
Synopsys Inc.[a]	120,316	10,409,740
Tableau Software Inc. Class Aa,b	52,555	4,261,685
Tyler Technologies Inc.[a,b]	28,616	5,073,331
Ultimate Software Group Inc. (The)[a,b]	23,526	4,766,132
Verint Systems Inc.[a,b]	55,477	2,341,129
VMware Inc. Class Aa,b	58,780	7,035,378
Workday Inc. Class Aa,b	104,721	11,622,984

		999,595,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.45%
3D Systems Corp.[a,b]	113,851	1,409,475
Apple Inc.	3,971,637	671,365,518
Diebold Nixdorf Inc.	73,549	1,419,496
Electronics For Imaging Inc.[a]	45,995	1,419,406
Hewlett Packard Enterprise Co.	1,299,162	18,084,335
HP Inc.	1,313,635	28,308,834
NCR Corp.[a]	103,425	3,318,908
NetApp Inc.	216,587	9,620,795
Seagate Technology PLC	232,072	8,579,702

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2017

Security	Shares	Value
Western Digital Corp.	232,886	$20,789,733
Xerox Corp.	175,574	5,321,648

		769,637,850

TOTAL COMMON STOCKS
(Cost: $2,995,328,971)		3,956,493,829

SHORT-TERM INVESTMENTS — 2.85%

MONEY MARKET FUNDS — 2.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	109,110,804	109,132,626
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	3,761,903	3,761,903

		112,894,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,885,357)		112,894,529

Value
TOTAL INVESTMENTS IN SECURITIES — 102.82%
(Cost: $3,108,214,328)[f]	$4,069,388,358
Other Assets, Less Liabilities — (2.82)%	(111,698,898)

NET ASSETS — 100.00%	$3,957,689,460

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $3,129,456,774. Net unrealized appreciation was $939,931,584, of which $1,047,411,473 represented gross unrealized appreciation on investments and $107,479,889 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	92,564,009	16,546,795	[b]	—	109,110,804	$109,132,626	$(10,208)	$(10,960)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,741,261	2,020,642	[b]	—	3,761,903	3,761,903	—	—	11,576

						$112,894,529	$(10,208)	$(10,960)	$11,576

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,956,493,829	$—	$—	$3,956,493,829
Money market funds	112,894,529	—	—	112,894,529

Total	$4,069,388,358	$—	$—	$4,069,388,358

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

ELECTRIC UTILITIES — 58.35%
ALLETE Inc.	52,195	$4,089,478
Alliant Energy Corp.	237,059	10,255,172
American Electric Power Co. Inc.	504,606	37,547,733
Duke Energy Corp.	718,049	63,410,907
Edison International	334,266	26,724,567
El Paso Electric Co.	41,566	2,390,045
Entergy Corp.	184,180	15,887,367
Eversource Energy	325,110	20,364,890
Exelon Corp.	985,005	39,607,051
FirstEnergy Corp.	455,836	15,019,796
Great Plains Energy Inc.	221,253	7,263,736
Hawaiian Electric Industries Inc.	111,642	4,070,467
IDACORP Inc.	51,702	4,758,135
NextEra Energy Inc.	480,313	74,482,137
PG&E Corp.	526,132	30,394,646
Pinnacle West Capital Corp.	114,523	10,044,812
PNM Resources Inc.	81,775	3,549,035
Portland General Electric Co.	91,389	4,362,911
PPL Corp.	700,905	26,325,992
Southern Co. (The)	1,025,414	53,526,611
Westar Energy Inc.	145,732	7,793,747
Xcel Energy Inc.	520,942	25,797,048

		487,666,283
GAS UTILITIES — 5.55%
Atmos Energy Corp.	108,819	9,493,370
National Fuel Gas Co.	87,727	5,092,552
New Jersey Resources Corp.	88,820	3,948,049
ONE Gas Inc.	53,645	4,129,592
South Jersey Industries Inc.	81,617	2,772,529
Southwest Gas Holdings Inc.	48,828	4,022,939
Spire Inc.	49,538	3,911,025
UGI Corp.	177,874	8,513,050
WGL Holdings Inc.	52,554	4,503,878

		46,386,984
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.12%
AES Corp./VA	677,394	7,200,698
Calpine Corp.[a]	370,031	5,528,263
NRG Energy Inc.	308,441	7,711,025
Vistra Energy Corp.[b]	289,531	5,628,483

		26,068,469

Security	Shares	Value
MULTI-UTILITIES — 30.18%
Ameren Corp.	248,933	$15,431,357
Avista Corp.	65,966	3,446,064
Black Hills Corp.	54,879	3,581,403
CenterPoint Energy Inc.	442,210	13,080,572
CMS Energy Corp.	289,333	13,995,037
Consolidated Edison Inc.	317,862	27,352,025
Dominion Energy Inc.	659,264	53,492,681
DTE Energy Co.	184,043	20,329,390
NiSource Inc.	334,328	8,816,229
NorthWestern Corp.	49,643	2,942,837
Public Service Enterprise Group Inc.	519,009	25,535,243
SCANA Corp.	146,626	6,325,446
Sempra Energy	257,594	30,267,295
Vectren Corp.	85,132	5,800,894
WEC Energy Group Inc.	323,769	21,818,793

		252,215,266
WATER UTILITIES — 2.70%
American Water Works Co. Inc.	182,908	16,052,006
Aqua America Inc.	182,263	6,466,692

		22,518,698

TOTAL COMMON STOCKS
(Cost: $820,376,882)		834,855,700

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	98,780	98,800
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	819,377	819,377

		918,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $918,177)		918,177

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $821,295,059)[f]	$835,773,877
Other Assets, Less Liabilities — (0.01)%	(53,269)

NET ASSETS — 100.00%	$835,720,608

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $823,755,907. Net unrealized appreciation was $12,017,970, of which $48,482,088 represented gross unrealized appreciation on investments and $36,464,118 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,647,583	—	(4,548,803)[b]	98,780	$98,800	$156	$(90)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,025,323	—	(205,946)[b]	819,377	819,377	—	—	4,137

					$918,177	$156	$(90)	$4,137

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$834,855,700	$—	$—	$834,855,700
Money market funds	918,177	—	—	918,177

Total	$835,773,877	$—	$—	$835,773,877

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2017

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$719,636,172	$864,705,943	$1,408,266,247
Affiliated (Note 2)	27,724,649	35,833,638	37,463,819

Total cost of investments in securities	$747,360,821	$900,539,581	$1,445,730,066

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,094,225,986	$824,912,730	$1,106,065,446
Affiliated (Note 2)	30,123,432	35,831,493	37,465,896
Receivables:
Investment securities sold	—	20,782,738	—
Dividends and interest	871,427	7,445	689,691

Total Assets	1,125,220,845	881,534,406	1,144,221,033

LIABILITIES
Payables:
Investment securities purchased	—	20,967,147	—
Collateral for securities on loan (Note 1)	23,375,887	34,714,129	35,758,282
Investment advisory fees (Note 2)	187,631	326,117	403,180

Total Liabilities	23,563,518	56,007,393	36,161,462

NET ASSETS	$1,101,657,327	$825,527,013	$1,108,059,571

Net assets consist of:
Paid-in capital	$727,059,172	$867,650,699	$1,594,473,644
Undistributed (distributions in excess of) net investment income	1,411,636	(402,784)	318,119
Accumulated net realized loss	(3,802,078)	(1,925,544)	(184,533,468)
Net unrealized appreciation (depreciation)	376,988,597	(39,795,358)	(302,198,724)

NET ASSETS	$1,101,657,327	$825,527,013	$1,108,059,571

Shares outstanding[b]	8,550,000	4,700,000	29,850,000

Net asset value per share	$128.85	$175.64	$37.12

[a]	Securities on loan with values of $22,896,245, $34,513,325 and $35,426,890, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,038,820,838	$2,995,328,971	$820,376,882
Affiliated (Note 2)	80,239,491	112,885,357	918,177

Total cost of investments in securities	$2,119,060,329	$3,108,214,328	$821,295,059

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,147,912,938	$3,956,493,829	$834,855,700
Affiliated (Note 2)	80,245,313	112,894,529	918,177
Receivables:
Investment securities sold	—	39,124,842	—
Dividends and interest	1,391,838	509,192	351,415
Capital shares sold	—	6,334	—

Total Assets	2,229,550,089	4,109,028,726	836,125,292

LIABILITIES
Payables:
Investment securities purchased	—	40,856,995	—
Collateral for securities on loan (Note 1)	77,402,267	109,133,471	98,800
Investment advisory fees (Note 2)	779,695	1,348,800	305,884

Total Liabilities	78,181,962	151,339,266	404,684

NET ASSETS	$2,151,368,127	$3,957,689,460	$835,720,608

Net assets consist of:
Paid-in capital	$2,041,909,788	$2,914,320,360	$841,069,235
Undistributed (distributions in excess of) net investment income	1,182,376	759,413	(913,998)
Undistributed net realized gain (accumulated net realized loss)	(821,959)	81,435,657	(18,913,447)
Net unrealized appreciation	109,097,922	961,174,030	14,478,818

NET ASSETS	$2,151,368,127	$3,957,689,460	$835,720,608

Shares outstanding[b]	12,600,000	24,500,000	6,050,000

Net asset value per share	$170.74	$161.54	$138.14

[a]	Securities on loan with values of $76,472,958, $107,657,998 and $101,088, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,192,396	$6,584,886	$21,562,005 [b]
Dividends — affiliated (Note 2)	65,798	4,098	4,017
Securities lending income — affiliated — net (Note 2)	60,709	30,355	55,888

Total investment income	11,318,903	6,619,339	21,621,910

EXPENSES
Investment advisory fees (Note 2)	1,115,568	1,972,125	2,389,858
Proxy fees	24,055	20,830	24,837

Total expenses	1,139,623	1,992,955	2,414,695

Net investment income	10,179,280	4,626,384	19,207,215

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	80,438	(4,331,799)	(40,428,478)
Investments — affiliated (Note 2)	(2,867)	3,370	(3,338)
In-kind redemptions — unaffiliated	48,599,358	35,795,678	(3,370,707)
In-kind redemptions — affiliated (Note 2)	234,253	—	—

Net realized gain (loss)	48,911,182	31,467,249	(43,802,523)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	33,483,970	28,859,088	35,028,931
Investments — affiliated (Note 2)	609,017	(2,632)	(2,617)

Net change in unrealized appreciation/depreciation	34,092,987	28,856,456	35,026,314

Net realized and unrealized gain (loss)	83,004,169	60,323,705	(8,776,209)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,183,449	$64,950,089	$10,431,006

[a]	Net of foreign withholding tax of $596, $ — and $5,694, respectively.
[b]	Includes $5,871,443 related to a special distribution from Baker Hughes Inc.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,640,544	$24,407,670	$13,457,405
Dividends — affiliated (Note 2)	8,011	11,576	4,137
Securities lending income — affiliated — net (Note 2)	96,003	152,832	2,028

Total investment income	15,744,558	24,572,078	13,463,570

EXPENSES
Investment advisory fees (Note 2)	4,324,806	7,844,667	1,775,344
Proxy fees	40,265	74,301	17,235

Total expenses	4,365,071	7,918,968	1,792,579

Net investment income	11,379,487	16,653,110	11,670,991

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,070,013)	(376,858)	(4,339,966)
Investments — affiliated (Note 2)	(4,280)	(10,208)	156
In-kind redemptions — unaffiliated	36,956,823	159,327,909	16,466,589

Net realized gain	31,882,530	158,940,843	12,126,779

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	105,158,337	411,134,393	34,304,740
Investments — affiliated (Note 2)	(6,486)	(10,960)	(90)

Net change in unrealized appreciation/depreciation	105,151,851	411,123,433	34,304,650

Net realized and unrealized gain	137,034,381	570,064,276	46,431,429

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,413,868	$586,717,386	$58,102,420

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,179,280	$17,941,736	$4,626,384	$8,132,816
Net realized gain	48,911,182	11,828,394	31,467,249	65,334,280
Net change in unrealized appreciation/depreciation	34,092,987	134,033,913	28,856,456	51,399,806

Net increase in net assets resulting from operations	93,183,449	163,804,043	64,950,089	124,866,902

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,448,202)	(18,010,104)	(5,029,168)	(8,584,148)

Total distributions to shareholders	(9,448,202)	(18,010,104)	(5,029,168)	(8,584,148)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	74,257,888	637,969,239	1,935,091,399
Cost of shares redeemed	(92,949,907)	(26,413,681)	(838,961,117)	(1,649,499,268)

Net increase (decrease) in net assets from capital share transactions	(92,949,907)	47,844,207	(200,991,878)	285,592,131

INCREASE (DECREASE) IN NET ASSETS	(9,214,660)	193,638,146	(141,070,957)	401,874,885

NET ASSETS
Beginning of period	1,110,871,987	917,233,841	966,597,970	564,723,085

End of period	$1,101,657,327	$1,110,871,987	$825,527,013	$966,597,970

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,411,636	$680,558	$(402,784)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	650,000	3,800,000	12,600,000
Shares redeemed	(750,000)	(250,000)	(5,000,000)	(10,700,000)

Net increase (decrease) in shares outstanding	(750,000)	400,000	(1,200,000)	1,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,207,215	$27,355,810	$11,379,487	$22,497,681
Net realized gain (loss)	(43,802,523)	(13,290,628)	31,882,530	20,613,874
Net change in unrealized appreciation/depreciation	35,026,314	(11,220,016)	105,151,851	130,548,641

Net increase in net assets resulting from operations	10,431,006	2,845,166	148,413,868	173,660,196

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,889,096)	(27,753,775)	(11,128,665)	(24,154,405)

Total distributions to shareholders	(18,889,096)	(27,753,775)	(11,128,665)	(24,154,405)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,453,954	744,590,274	340,640,642	643,518,210
Cost of shares redeemed	(202,061,774)	(809,559,508)	(237,943,843)	(690,074,440)

Net increase (decrease) in net assets from capital share transactions	(42,607,820)	(64,969,234)	102,696,799	(46,556,230)

INCREASE (DECREASE) IN NET ASSETS	(51,065,910)	(89,877,843)	239,982,002	102,949,561

NET ASSETS
Beginning of period	1,159,125,481	1,249,003,324	1,911,386,125	1,808,436,564

End of period	$1,108,059,571	$1,159,125,481	$2,151,368,127	$1,911,386,125

Undistributed net investment income included in net assets at end of period	$318,119	$—	$1,182,376	$931,554

SHARES ISSUED AND REDEEMED
Shares sold	4,350,000	18,900,000	2,000,000	4,250,000
Shares redeemed	(5,600,000)	(20,750,000)	(1,450,000)	(4,700,000)

Net increase (decrease) in shares outstanding	(1,250,000)	(1,850,000)	550,000	(450,000)

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,653,110	$31,672,721	$11,670,991	$25,131,524
Net realized gain	158,940,843	187,187,468	12,126,779	42,209,275
Net change in unrealized appreciation/depreciation	411,123,433	665,112,454	34,304,650	5,477,996

Net increase in net assets resulting from operations	586,717,386	883,972,643	58,102,420	72,818,795

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,433,423)	(31,233,037)	(12,584,989)	(25,227,655)

Total distributions to shareholders	(16,433,423)	(31,233,037)	(12,584,989)	(25,227,655)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	483,819,908	1,103,058,373	212,346,121	504,457,483
Cost of shares redeemed	(488,648,305)	(957,278,403)	(223,815,798)	(815,999,744)

Net increase (decrease) in net assets from capital share transactions	(4,828,397)	145,779,970	(11,469,677)	(311,542,261)

INCREASE (DECREASE) IN NET ASSETS	565,455,566	998,519,576	34,047,754	(263,951,121)

NET ASSETS
Beginning of period	3,392,233,894	2,393,714,318	801,672,854	1,065,623,975

End of period	$3,957,689,460	$3,392,233,894	$835,720,608	$801,672,854

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$759,413	$539,726	$(913,998)	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	9,200,000	1,550,000	4,000,000
Shares redeemed	(3,350,000)	(8,050,000)	(1,700,000)	(6,600,000)

Net increase (decrease) in shares outstanding	(50,000)	1,150,000	(150,000)	(2,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$119.45	$103.06	$105.32	$95.10	$80.50	$70.31

Income from investment operations:
Net investment income[a]	1.13	2.01	1.92	1.77	1.57	1.47
Net realized and unrealized gain (loss)[b]	9.32	16.40	(2.11)	10.22	14.58	10.20

Total from investment operations	10.45	18.41	(0.19)	11.99	16.15	11.67

Less distributions from:
Net investment income	(1.05)	(2.02)	(2.07)	(1.77)	(1.55)	(1.48)

Total distributions	(1.05)	(2.02)	(2.07)	(1.77)	(1.55)	(1.48)

Net asset value, end of period	$128.85	$119.45	$103.06	$105.32	$95.10	$80.50

Total return	8.79%[c]	18.04%	(0.14)%	12.68%	20.23%	16.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,101,657	$1,110,872	$917,234	$968,917	$889,168	$712,416
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.82%	1.82%	1.88%	1.74%	1.78%	2.04%
Portfolio turnover rate[e]	2%[c]	4%	4%	4%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$163.83	$141.18	$153.92	$137.21	$110.07	$93.21

Income from investment operations:
Net investment income[a]	0.87	1.54	1.50	1.24	1.24	1.09
Net realized and unrealized gain (loss)[b]	11.89	22.75	(12.63)	16.73	27.13	16.90

Total from investment operations	12.76	24.29	(11.13)	17.97	28.37	17.99

Less distributions from:
Net investment income	(0.95)	(1.64)	(1.61)	(1.26)	(1.23)	(1.13)

Total distributions	(0.95)	(1.64)	(1.61)	(1.26)	(1.23)	(1.13)

Net asset value, end of period	$175.64	$163.83	$141.18	$153.92	$137.21	$110.07

Total return	7.81%[c]	17.32%	(7.24)%	13.10%	25.91%	19.51%

Ratios/Supplemental data:
Net assets, end of period (000s)	$825,527	$966,598	$564,723	$1,192,848	$857,587	$539,321
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.01%	0.99%	1.05%	0.80%	1.00%	1.13%
Portfolio turnover rate[e]	4%[c]	5%	11%	22%	12%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$37.27	$37.91	$46.62	$53.49	$44.70	$41.05

Income from investment operations:
Net investment income[a]	0.63 [b]	0.84	1.06	1.02	0.77	0.69
Net realized and unrealized gain (loss)[c]	(0.14)	(0.62)	(8.66)	(6.87)	8.77	3.69

Total from investment operations	0.49	0.22	(7.60)	(5.85)	9.54	4.38

Less distributions from:
Net investment income	(0.64)	(0.86)	(1.11)	(1.02)	(0.75)	(0.73)

Total distributions	(0.64)	(0.86)	(1.11)	(1.02)	(0.75)	(0.73)

Net asset value, end of period	$37.12	$37.27	$37.91	$46.62	$53.49	$44.70

Total return	1.35%[d]	0.52%	(16.20)%	(11.03)%	21.57%	10.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,108,060	$1,159,125	$1,249,003	$2,219,116	$2,414,897	$1,215,787
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets	1.75%[b,d]	2.17%	2.80%	2.04%	1.58%	1.65%
Portfolio turnover rate[f]	4%[d]	18%	15%	7%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.44 per share and 1.21% of average net assets (not annualized).
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$158.62	$144.67	$151.70	$122.07	$99.61	$78.11

Income from investment operations:
Net investment income[a]	0.96	1.81	1.70	1.45	1.37	1.39
Net realized and unrealized gain (loss)[b]	12.09	14.07	(5.63)	29.70	22.39	21.48

Total from investment operations	13.05	15.88	(3.93)	31.15	23.76	22.87

Less distributions from:
Net investment income	(0.93)	(1.93)	(3.10)	(1.52)	(1.30)	(1.37)

Total distributions	(0.93)	(1.93)	(3.10)	(1.52)	(1.30)	(1.37)

Net asset value, end of period	$170.74	$158.62	$144.67	$151.70	$122.07	$99.61

Total return	8.24%[c]	11.06%	(2.64)%	25.64%	23.99%	29.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,151,368	$1,911,386	$1,808,437	$2,358,873	$2,703,810	$986,141
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	1.13%	1.21%	1.13%	1.05%	1.21%	1.63%
Portfolio turnover rate[e]	2%[c]	6%	7%	8%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$138.18	$102.30	$107.28	$90.83	$73.63	$75.75

Income from investment operations:
Net investment income[a]	0.68	1.33	1.30	1.20	1.01	0.78
Net realized and unrealized gain (loss)[b]	23.35	35.87	(4.97)	16.47	17.18	(2.14)

Total from investment operations	24.03	37.20	(3.67)	17.67	18.19	(1.36)

Less distributions from:
Net investment income	(0.67)	(1.32)	(1.31)	(1.22)	(0.99)	(0.76)

Total distributions	(0.67)	(1.32)	(1.31)	(1.22)	(0.99)	(0.76)

Net asset value, end of period	$161.54	$138.18	$102.30	$107.28	$90.83	$73.63

Total return	17.45%[c]	36.57%	(3.45)%	19.53%	24.84%	(1.77)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,957,689	$3,392,234	$2,393,714	$2,869,743	$3,946,472	$1,859,214
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	0.92%	1.11%	1.24%	1.18%	1.21%	1.08%
Portfolio turnover rate[e]	11%[c]	4%	8%	8%	9%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$129.30	$121.09	$111.09	$108.15	$102.50	$87.59

Income from investment operations:
Net investment income[a]	1.91	3.69	3.37	3.31	3.28	3.10
Net realized and unrealized gain[b]	8.84	8.46	11.18	3.11	5.60	14.84

Total from investment operations	10.75	12.15	14.55	6.42	8.88	17.94

Less distributions from:
Net investment income	(1.91)	(3.94)	(4.55)	(3.48)	(3.23)	(3.03)

Total distributions	(1.91)	(3.94)	(4.55)	(3.48)	(3.23)	(3.03)

Net asset value, end of period	$138.14	$129.30	$121.09	$111.09	$108.15	$102.50

Total return	8.37%[c]	10.16%	13.61%	5.97%	9.08%	21.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$835,721	$801,673	$1,065,624	$649,849	$740,802	$1,117,295
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[d]	2.83%	2.96%	3.02%	2.96%	3.38%	3.41%
Portfolio turnover rate[e]	2%[c]	9%	6%	3%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Dow Jones U.S.
BNP Paribas New York Branch	$757,994	$757,994	$—
BNP Paribas Prime Brokerage Inc.	616,341	616,341	—
BNP Paribas Prime Brokerage International Ltd.	4,408	4,408	—
Citigroup Global Markets Inc.	3,103,521	3,094,431	(9,090)
Credit Suisse Securities (USA) LLC	5,027,681	5,027,681	—
Deutsche Bank Securities Inc.	551,398	551,398	—
Goldman Sachs & Co.	3,249,541	3,249,541	—
HSBC Bank PLC	170,007	169,595	(412)
Jefferies LLC	375,991	375,991	—
JPMorgan Securities LLC	1,929,398	1,929,398	—
Merrill Lynch, Pierce, Fenner & Smith	1,409,016	1,409,016	—
Mizuho Securities USA Inc.	129,347	129,347	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,583,305	2,583,305	—
National Financial Services LLC	2,352	2,328	(24)
Nomura Securities International Inc.	261,533	259,895	(1,638)
Scotia Capital (USA) Inc.	123,423	123,423	—
SG Americas Securities LLC	12,393	12,393	—
State Street Bank & Trust Company	1,517,152	1,517,152	—
Timber Hill LLC	471,677	471,677	—
UBS AG	258,079	258,079	—
UBS Securities LLC	198,007	198,007	—
Wells Fargo Securities LLC	143,681	143,681	—

	$22,896,245	$22,885,081	$(11,164)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Transportation Average
Citigroup Global Markets Inc.	$2,363,625	$2,363,625	$—
Goldman Sachs & Co.	6,947,480	6,947,480	—
HSBC Bank PLC	3,585,409	3,451,289	(134,120)
Jefferies LLC	37,125	37,125	—
JPMorgan Securities LLC	5,754,375	5,754,375	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,655,311	1,655,311	—
UBS Securities LLC	14,170,000	14,170,000	—

	$34,513,325	$34,379,205	$(134,120)

U.S. Energy
Barclays Capital Inc.	$980,216	$980,216	$—
BNP Paribas Prime Brokerage Inc.	2,613,256	2,613,256	—
Citigroup Global Markets Inc.	2,465,077	2,465,077	—
Credit Suisse Securities (USA) LLC	5,465,160	5,465,160	—
Deutsche Bank Securities Inc.	590,979	590,979	—
Goldman Sachs & Co.	4,347,655	4,347,655	—
HSBC Bank PLC	3,238,916	3,209,981	(28,935)
JPMorgan Securities LLC	11,700,842	11,700,842	—
Merrill Lynch, Pierce, Fenner & Smith	2,931,953	2,931,953	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,086,750	1,086,750	—
SG Americas Securities LLC	529	529	—
State Street Bank & Trust Company	5,557	5,557	—

	$35,426,890	$35,397,955	$(28,935)

U.S. Healthcare
BNP Paribas New York Branch	$153,635	$153,635	$—
BNP Paribas Prime Brokerage Inc.	270,654	270,654	—
Citigroup Global Markets Inc.	4,655,005	4,655,005	—
Credit Suisse Securities (USA) LLC	5,554,885	5,554,885	—
Deutsche Bank Securities Inc.	4,826,137	4,573,916	(252,221)
Goldman Sachs & Co.	2,880,168	2,880,168	—
HSBC Bank PLC	12,078,645	12,078,645	—
Jefferies LLC	1,022,760	1,022,760	—
JPMorgan Securities LLC	12,522,934	12,522,934	—
Merrill Lynch, Pierce, Fenner & Smith	16,044,761	16,026,575	(18,186)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,649,091	11,649,091	—
National Financial Services LLC	521,687	521,687	—
State Street Bank & Trust Company	1,530,168	1,530,168	—
UBS AG	236,209	236,209	—
UBS Securities LLC	573,715	573,715	—
Wells Fargo Securities LLC	1,952,504	1,952,504	—

	$76,472,958	$76,202,551	$(270,407)

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Technology
Barclays Capital Inc.	$5,379,823	$5,355,169	$(24,654)
BNP Paribas New York Branch	1,346,488	1,346,488	—
BNP Paribas Prime Brokerage Inc.	370,996	370,996	—
BNP Paribas Prime Brokerage International Ltd.	3,566,653	3,566,653	—
Citigroup Global Markets Inc.	17,876,598	17,876,598	—
Credit Suisse Securities (USA) LLC	5,136,868	5,136,868	—
Deutsche Bank Securities Inc.	6,065,814	6,065,814	—
Goldman Sachs & Co.	11,107,126	11,107,126	—
JPMorgan Securities LLC	11,422,772	11,422,772	—
Merrill Lynch, Pierce, Fenner & Smith	7,768,637	7,768,637	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,439,055	12,439,055	—
National Financial Services LLC	269,797	267,483	(2,314)
Nomura Securities International Inc.	12,856	12,856	—
State Street Bank & Trust Company	20,150,602	20,150,602	—
UBS AG	799,425	799,425	—
UBS Securities LLC	628,225	628,225	—
Wells Fargo Securities LLC	3,316,263	3,316,263	—

	$107,657,998	$107,631,030	$(26,968)

U.S. Utilities
Deutsche Bank Securities Inc.	$101,088	$98,800	$(2,288)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$28,075
Transportation Average	15,887
U.S. Energy	26,282
U.S. Healthcare	46,727
U.S. Technology	77,100
U.S. Utilities	1,091

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$4,072,653	$3,025,471
U.S. Energy	2,451,708	12,764,758
U.S. Healthcare	5,973,035	8,034,283
U.S. Technology	19,467,141	10,991,927
U.S. Utilities	3,687,983	3,952,547

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$32,786,019	$27,451,138
Transportation Average	32,983,627	34,024,002
U.S. Energy	47,866,147	48,301,203
U.S. Healthcare	49,028,428	50,528,539
U.S. Technology	400,241,460	400,556,889
U.S. Utilities	19,734,612	19,665,473

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$—	$92,211,970
Transportation Average	636,917,519	837,668,193
U.S. Energy	158,476,587	200,813,696
U.S. Healthcare	339,982,485	237,508,817
U.S. Technology	483,136,520	487,517,029
U.S. Utilities	210,908,778	222,933,910

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April, 30, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$—	$29,445,888	$2,653,096	$32,098,984
Transportation Average	21,306,416	3,834,866	4,851,034	29,992,316
U.S. Energy	43,425,789	47,146,200	10,785,190	101,357,179
U.S. Healthcare	13,179,695	5,013,547	2,243,166	20,436,408
U.S. Technology	30,147,510	19,733,772	6,381,458	56,262,740
U.S. Utilities	4,788,205	18,294,046	5,497,127	28,579,378

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Dow Jones U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Transportation Average ETF and iShares U.S. Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the

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Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Energy ETF, iShares U.S. Technology ETF and iShares U.S. Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

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group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne

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by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$1.036260	$—	$0.017071	$1.053331	98%	—%	2%	100%
U.S. Utilities	1.773339	—	0.141377	1.914716	93	—	7	100

SUPPLEMENTAL INFORMATION	77

Notes:

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-401-1017

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
➢	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
➢	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
➢	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
➢	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
➢	iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ
➢	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
➢	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
➢	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP ETF

Performance as of October 31, 2017

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 8.91%, net of fees, while the total return for the Index was 9.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.15%	24.09%	24.46%	24.15%	24.09%	24.46%
5 Years	16.15%	16.14%	16.41%	111.41%	111.34%	113.73%
10 Years	8.58%	8.57%	8.79%	127.82%	127.57%	132.31%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.10	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Health Care	21.63%
Industrials	20.45
Information Technology	19.51
Financials	10.42
Consumer Staples	9.90
Consumer Discretionary	7.20
Energy	5.65
Utilities	2.60
Materials	1.85
Real Estate	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Apple Inc.	14.70%
Johnson & Johnson	6.30
Bank of America Corp.	4.53
Chevron Corp.	3.70
General Electric Co.	2.94
PepsiCo Inc.	2.65
Oracle Corp.	2.59
AbbVie Inc.	2.42
Boeing Co. (The)	2.41
3M Co.	2.31

TOTAL	44.55%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

Performance as of October 31, 2017

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 11.81%, net of fees, while the total return for the Index was 12.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.85%	28.80%	29.36%	28.85%	28.80%	29.36%
5 Years	16.07%	16.06%	16.40%	110.68%	110.60%	113.67%
10 Years	8.22%	8.22%	8.50%	120.35%	120.33%	126.13%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.10	$1.33	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	45.72%
Consumer Discretionary	22.28
Health Care	14.74
Real Estate	4.22
Financials	3.91
Consumer Staples	3.14
Energy	2.48
Materials	1.80
Industrials	1.44
Telecommunication Services	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Microsoft Corp.	9.38%
Facebook Inc. Class A	6.25
Amazon.com Inc.	4.77
Alphabet Inc. Class A	4.52
Alphabet Inc. Class C	4.50
UnitedHealth Group Inc.	2.99
Visa Inc. Class A	2.96
Home Depot Inc. (The)	2.87
Comcast Corp. Class A	2.50
Walt Disney Co. (The)	2.22

TOTAL	42.96%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

Performance as of October 31, 2017

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 7.76%, net of fees, while the total return for the Index was 7.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.42%	19.38%	19.74%	19.42%	19.38%	19.74%
5 Years	12.31%	12.30%	12.59%	78.68%	78.61%	80.92%
10 Years	4.62%	4.63%	4.87%	57.10%	57.17%	60.85%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.60	$1.31	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	31.48%
Consumer Staples	12.64
Information Technology	12.17
Energy	9.75
Health Care	8.73
Telecommunication Services	6.64
Industrials	6.54
Utilities	5.67
Materials	3.30
Consumer Discretionary	2.23
Real Estate	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	5.88%
JPMorgan Chase & Co.	5.78
Exxon Mobil Corp.	5.77
Wells Fargo & Co.	4.10
Procter & Gamble Co. (The)	3.60
Intel Corp.	3.49
Pfizer Inc.	3.42
AT&T Inc.	3.37
Citigroup Inc.	3.27
Verizon Communications Inc.	3.19

TOTAL	41.87%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP ETF

Performance as of October 31, 2017

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 6.53%, net of fees, while the total return for the Index was 6.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.08%	21.07%	21.40%	21.08%	21.07%	21.40%
5 Years	14.98%	14.98%	15.25%	100.96%	100.97%	103.35%
10 Years	8.70%	8.71%	8.94%	130.33%	130.46%	135.42%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.30	$1.30	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Industrials	19.40%
Financials	15.24
Consumer Discretionary	14.79
Real Estate	12.81
Information Technology	11.97
Health Care	8.81
Materials	6.38
Consumer Staples	6.03
Utilities	2.33
Energy	2.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Delphi Automotive PLC	1.43%
DXC Technology Co.	1.41
Rockwell Automation Inc.	1.39
Stanley Black & Decker Inc.	1.34
Parker-Hannifin Corp.	1.31
Ameriprise Financial Inc.	1.27
T Rowe Price Group Inc.	1.21
Microchip Technology Inc.	1.19
Rockwell Collins Inc.	1.19
Agilent Technologies Inc.	1.18

TOTAL	12.92%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

Performance as of October 31, 2017

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 10.33%, net of fees, while the total return for the Index was 10.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.72%	25.66%	25.97%	25.72%	25.66%	25.97%
5 Years	14.17%	14.18%	14.41%	94.01%	94.06%	96.05%
10 Years	6.98%	6.98%	7.22%	96.35%	96.38%	100.83%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.30	$1.59	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	26.52%
Industrials	14.65
Consumer Discretionary	14.61
Health Care	14.61
Real Estate	9.64
Financials	8.37
Energy	5.22
Materials	3.04
Consumer Staples	2.98
Telecommunication Services	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Autodesk Inc.	1.48%
Estee Lauder Companies Inc. (The) Class A	1.35
Digital Realty Trust Inc.	1.31
CR Bard Inc.	1.28
Fortive Corp.	1.19
Dollar Tree Inc.	1.16
ServiceNow Inc.	1.16
Red Hat Inc.	1.15
Skyworks Solutions Inc.	1.13
Northern Trust Corp.	1.08

TOTAL	12.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

Performance as of October 31, 2017

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 3.72%, net of fees, while the total return for the Index was 3.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.31%	17.22%	17.67%	17.31%	17.22%	17.67%
5 Years	16.23%	16.25%	16.58%	112.17%	112.35%	115.37%
10 Years	8.52%	8.53%	8.81%	126.49%	126.65%	132.74%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.20	$1.54	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	20.34%
Utilities	14.38
Materials	13.21
Consumer Discretionary	12.68
Information Technology	10.30
Energy	8.96
Industrials	8.86
Consumer Staples	5.23
Real Estate	3.36
Health Care	1.52
Telecommunication Services	1.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

International Paper Co.	1.48%
Fifth Third Bancorp.	1.34
Tyson Foods Inc. Class A	1.32
Hartford Financial Services Group Inc. (The)	1.26
Eversource Energy	1.25
KeyCorp	1.24
DTE Energy Co.	1.24
Devon Energy Corp.	1.22
Newmont Mining Corp.	1.21
Freeport-McMoRan Inc.	1.18

TOTAL	12.74%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP ETF

Performance as of October 31, 2017

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 4.12%, net of fees, while the total return for the Index was 4.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.09%	21.03%	21.29%	21.09%	21.03%	21.29%
5 Years	14.15%	14.17%	14.26%	93.84%	93.95%	94.76%
10 Years	7.80%	7.82%	7.92%	111.89%	112.29%	114.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.20	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	20.81%
Industrials	19.93
Real Estate	14.79
Consumer Discretionary	11.13
Information Technology	10.10
Materials	7.52
Health Care	5.93
Consumer Staples	3.72
Utilities	3.60
Energy	2.19
Telecommunication Services	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Sterling Bancorp./DE	0.94%
Catalent Inc.	0.93
Calpine Corp.	0.90
Curtiss-Wright Corp.	0.87
Gramercy Property Trust	0.80
Versum Materials Inc.	0.76
HealthSouth Corp.	0.76
Wintrust Financial Corp.	0.76
LPL Financial Holdings Inc.	0.75
First Horizon National Corp.	0.73

TOTAL	8.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

Performance as of October 31, 2017

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 13.15%, net of fees, while the total return for the Index was 13.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.87%	30.98%	31.14%	30.87%	30.98%	31.14%
5 Years	14.83%	14.87%	14.88%	99.68%	100.03%	100.08%
10 Years	7.90%	7.91%	8.01%	113.87%	114.17%	116.04%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.50	$1.61	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Information Technology	34.14%
Health Care	23.59
Industrials	11.18
Consumer Discretionary	10.98
Financials	6.12
Real Estate	5.42
Energy	3.47
Consumer Staples	2.76
Telecommunication Services	0.94
Materials	0.74
Utilities	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Square Inc. Class A	1.45%
Exact Sciences Corp.	1.01
Bluebird Bio Inc.	0.98
Universal Display Corp.	0.95
MKS Instruments Inc.	0.91
Charles River Laboratories International Inc.	0.85
Knight-Swift Transportation Holdings Inc.	0.82
GrubHub Inc.	0.81
athenahealth Inc.	0.79
Tableau Software Inc. Class A	0.79

TOTAL	9.36%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

Performance as of October 31, 2017

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 2.82%, net of fees, while the total return for the Index was 2.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.16%	19.09%	19.48%	19.16%	19.09%	19.48%
5 Years	13.30%	13.31%	13.52%	86.68%	86.82%	88.48%
10 Years	8.85%	8.76%	9.08%	133.56%	131.62%	138.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.20	$1.53	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	26.76%
Industrials	14.70
Consumer Discretionary	14.40
Utilities	8.40
Information Technology	7.80
Energy	7.18
Real Estate	6.93
Materials	5.99
Health Care	3.70
Consumer Staples	3.38
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Janus Henderson Group PLC	1.14%
MGIC Investment Corp.	0.97
Trinity Industries Inc.	0.90
Radian Group Inc.	0.82
Umpqua Holdings Corp.	0.82
First Solar Inc.	0.82
U.S. Steel Corp.	0.81
Dana Inc.	0.81
WGL Holdings Inc.	0.80
Ryder System Inc.	0.78

TOTAL	8.67%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 6.41%
Boeing Co. (The)	89,986	$23,214,588
General Dynamics Corp.	45,105	9,155,413
Lockheed Martin Corp.	40,579	12,504,825
Northrop Grumman Corp.	28,205	8,335,424
Raytheon Co.	47,008	8,470,841

		61,681,091
AIR FREIGHT & LOGISTICS — 2.30%
FedEx Corp.	39,971	9,025,852
United Parcel Service Inc. Class B	111,551	13,110,589

		22,136,441
AIRLINES — 1.06%
Delta Air Lines Inc.	107,881	5,397,286
Southwest Airlines Co.	89,195	4,804,043

		10,201,329
BANKS — 5.97%
Bank of America Corp.	1,589,130	43,526,271
U.S. Bancorp.	257,371	13,995,835

		57,522,106
BEVERAGES — 2.65%
PepsiCo Inc.	231,356	25,502,372

		25,502,372
BIOTECHNOLOGY — 5.68%
AbbVie Inc.	258,175	23,300,294
Amgen Inc.	118,176	20,706,799
Biogen Inc.[a]	34,243	10,672,173

		54,679,266
CAPITAL MARKETS — 0.89%
Bank of New York Mellon Corp. (The)	167,327	8,608,974

		8,608,974
CHEMICALS — 1.79%
Air Products & Chemicals Inc.	35,302	5,628,198
PPG Industries Inc.	41,550	4,829,772
Praxair Inc.	46,330	6,769,739

		17,227,709
COMMERCIAL SERVICES & SUPPLIES — 0.56%
Waste Management Inc.	65,579	5,388,626

		5,388,626
ELECTRIC UTILITIES — 1.22%
NextEra Energy Inc.	75,822	11,757,718

		11,757,718

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.02%
Corning Inc.	146,346	$4,582,093
TE Connectivity Ltd.	57,244	5,207,487

		9,789,580
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.79%
Ventas Inc.	57,737	3,622,997
Welltower Inc.	59,781	4,002,936

		7,625,933
FOOD & STAPLES RETAILING — 1.63%
CVS Health Corp.	164,640	11,282,779
Sysco Corp.	78,695	4,377,016

		15,659,795
FOOD PRODUCTS — 1.83%
Kraft Heinz Co. (The)	96,679	7,476,187
Mondelez International Inc. Class A	244,173	10,116,087

		17,592,274
HEALTH CARE EQUIPMENT & SUPPLIES — 4.78%
Abbott Laboratories	281,391	15,259,834
Danaher Corp.	99,009	9,135,560
Medtronic PLC	219,386	17,664,961
Zimmer Biomet Holdings Inc.	32,771	3,985,609

		46,045,964
HEALTH CARE PROVIDERS & SERVICES — 3.52%
Aetna Inc.	53,721	9,134,181
Anthem Inc.	42,527	8,897,074
Cardinal Health Inc.	51,163	3,166,990
Cigna Corp.	40,777	8,042,040
McKesson Corp.	34,060	4,696,193

		33,936,478
HOTELS, RESTAURANTS & LEISURE — 3.91%
Carnival Corp.	66,082	4,387,184
Las Vegas Sands Corp.	59,007	3,739,864
McDonald’s Corp.	131,185	21,896,088
Royal Caribbean Cruises Ltd.	27,820	3,443,281
Yum! Brands Inc.	55,869	4,159,447

		37,625,864
HOUSEHOLD DURABLES — 0.34%
Newell Brands Inc.	79,239	3,231,366

		3,231,366

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.71%
Colgate-Palmolive Co.	142,659	$10,050,327
Kimberly-Clark Corp.	57,220	6,437,822

		16,488,149
INDUSTRIAL CONGLOMERATES — 7.09%
3M Co.	96,651	22,248,094
General Electric Co.	1,402,216	28,268,674
Honeywell International Inc.	123,466	17,798,859

		68,315,627
INSURANCE — 3.54%
Allstate Corp. (The)	58,527	5,493,344
Aon PLC	41,192	5,908,169
Chubb Ltd.	75,377	11,368,359
Marsh & McLennan Companies Inc.	83,007	6,717,757
Progressive Corp. (The)	94,279	4,586,673

		34,074,302
INTERNET SOFTWARE & SERVICES — 0.63%
eBay Inc.[a]	161,211	6,067,982

		6,067,982
MACHINERY — 0.82%
Illinois Tool Works Inc.	50,164	7,851,669

		7,851,669
MEDIA — 1.94%
Time Warner Inc.	125,970	12,381,592
Twenty-First Century Fox Inc. Class A	170,522	4,459,150
Twenty-First Century Fox Inc. Class B	70,987	1,806,619

		18,647,361
METALS & MINING — 0.06%
Southern Copper Corp.	13,814	593,311

		593,311
MULTI-UTILITIES — 1.37%
Dominion Energy Inc.	104,071	8,444,321
Sempra Energy	40,680	4,779,900

		13,224,221
MULTILINE RETAIL — 0.35%
Dollar General Corp.	42,119	3,404,900

		3,404,900
OIL, GAS & CONSUMABLE FUELS — 5.64%
Chevron Corp.	306,909	35,567,684
EOG Resources Inc.	93,522	9,340,042

Security	Shares	Value
Kinder Morgan Inc./DE	310,942	$5,631,160
Williams Companies Inc. (The)	133,981	3,818,458

		54,357,344
PHARMACEUTICALS — 7.63%
Eli Lilly & Co.	156,915	12,857,615
Johnson & Johnson	434,693	60,600,551

		73,458,166
ROAD & RAIL — 2.20%
Norfolk Southern Corp.	46,673	6,133,766
Union Pacific Corp.	129,628	15,009,626

		21,143,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Lam Research Corp.	26,312	5,487,894

		5,487,894
SOFTWARE — 2.58%
Oracle Corp.	489,075	24,893,917

		24,893,917
SPECIALTY RETAIL — 0.28%
AutoZone Inc.[a]	4,531	2,671,025

		2,671,025
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.68%
Apple Inc.	836,546	141,409,736

		141,409,736
TEXTILES, APPAREL & LUXURY GOODS — 0.38%
VF Corp.	52,822	3,679,052

		3,679,052
TOBACCO — 2.07%
Altria Group Inc.	310,726	19,954,824

		19,954,824

TOTAL COMMON STOCKS
(Cost: $786,158,973)		961,935,758

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[b,c]	574,826	574,826

		574,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $574,826)		574,826

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $786,733,799)[d]	$962,510,584
Other Assets, Less Liabilities — 0.05%	494,138

NET ASSETS — 100.00%	$963,004,722

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $790,347,647. Net unrealized appreciation was $172,162,937, of which $194,817,229 represented gross unrealized appreciation on investments and $22,654,292 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	387,409	—		(387,409)[b]	—	$—	$(148)	$—	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	504,487	70,339	[b]	—	574,826	574,826	—	—	4,736

						$574,826	$(148)	$—	$4,736

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$961,935,758	$—	$—	$961,935,758
Money market funds	574,826	—	—	574,826

Total	$962,510,584	$—	$—	$962,510,584

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AUTOMOBILES — 0.66%
Tesla Inc.[a]	16,651	$5,520,306

		5,520,306
BEVERAGES — 1.17%
Constellation Brands Inc. Class A	21,810	4,778,353
Molson Coors Brewing Co. Class B	24,594	1,988,917
Monster Beverage Corp.[a]	53,566	3,103,078

		9,870,348
BIOTECHNOLOGY — 2.90%
Alexion Pharmaceuticals Inc.[a]	28,566	3,418,208
Celgene Corp.[a]	97,553	9,849,926
Incyte Corp.[a]	22,254	2,520,265
Regeneron Pharmaceuticals Inc.[a]	9,798	3,944,871
Vertex Pharmaceuticals Inc.[a,b]	31,948	4,671,756

		24,405,026
CAPITAL MARKETS — 3.90%
BlackRock Inc.[c]	15,224	7,167,916
Charles Schwab Corp. (The)	149,630	6,709,409
CME Group Inc.	42,814	5,872,796
Intercontinental Exchange Inc.	74,531	4,926,499
Moody’s Corp.	21,426	3,051,277
S&P Global Inc.	32,472	5,080,894

		32,808,791
CHEMICALS — 1.80%
Ecolab Inc.	33,108	4,325,891
Monsanto Co.	55,159	6,679,755
Sherwin-Williams Co. (The)	10,469	4,136,826

		15,142,472
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.41%
Amphenol Corp. Class A	39,232	3,413,184

		3,413,184
ENERGY EQUIPMENT & SERVICES — 2.09%
Baker Hughes a GE Co.	57,361	1,802,856
Halliburton Co.	110,072	4,704,478
Schlumberger Ltd.	172,900	11,065,600

		17,572,934
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.21%
American Tower Corp.	53,758	7,723,412
AvalonBay Communities Inc.	17,779	3,223,866
Crown Castle International Corp.	51,324	5,495,774

Security	Shares	Value
Equinix Inc.	9,893	$4,585,405
Prologis Inc.	67,610	4,366,254
Public Storage	19,096	3,957,646
Simon Property Group Inc.	39,112	6,075,267

		35,427,624
FOOD & STAPLES RETAILING — 1.96%
Costco Wholesale Corp.	54,757	8,820,258
Walgreens Boots Alliance Inc.	115,285	7,639,937

		16,460,195
HEALTH CARE EQUIPMENT & SUPPLIES — 3.49%
Baxter International Inc.	63,821	4,114,540
Becton Dickinson and Co.	28,647	5,977,769
Boston Scientific Corp.[a]	173,698	4,887,862
Edwards Lifesciences Corp.[a]	27,398	2,800,897
Intuitive Surgical Inc.[a]	14,131	5,304,212
Stryker Corp.	40,426	6,260,775

		29,346,055
HEALTH CARE PROVIDERS & SERVICES — 3.54%
Humana Inc.	18,320	4,678,012
UnitedHealth Group Inc.	119,367	25,093,331

		29,771,343
HEALTH CARE TECHNOLOGY — 0.33%
Cerner Corp.[a]	40,974	2,766,565

		2,766,565
HOTELS, RESTAURANTS & LEISURE — 1.74%
Marriott International Inc./MD Class A	39,664	4,739,055
Starbucks Corp.	179,955	9,868,732

		14,607,787
INDUSTRIAL CONGLOMERATES — 0.40%
Roper Technologies Inc.	13,132	3,390,288

		3,390,288
INTERNET & DIRECT MARKETING RETAIL — 7.41%
Amazon.com Inc.[a]	36,254	40,070,821
Netflix Inc.[a]	53,743	10,556,738
Priceline Group Inc. (The)[a]	6,101	11,664,868

		62,292,427
INTERNET SOFTWARE & SERVICES — 15.25%
Alphabet Inc. Class Aa	36,723	37,936,328
Alphabet Inc. Class Ca	37,194	37,812,908
Facebook Inc. Class Aa	291,626	52,510,178

		128,259,414

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
IT SERVICES — 10.16%
Accenture PLC Class A	76,896	$10,946,914
Automatic Data Processing Inc.	55,814	6,488,936
Cognizant Technology Solutions Corp. Class A	74,489	5,636,583
Fidelity National Information Services Inc.	42,360	3,929,314
Fiserv Inc.[a]	26,991	3,493,445
Mastercard Inc. Class A	115,613	17,199,746
Paychex Inc.	41,567	2,651,559
PayPal Holdings Inc.[a]	140,836	10,219,060
Visa Inc. Class A	225,883	24,842,612

		85,408,169
LIFE SCIENCES TOOLS & SERVICES — 1.61%
Illumina Inc.[a]	18,638	3,824,331
Thermo Fisher Scientific Inc.	49,900	9,672,117

		13,496,448
MACHINERY — 0.35%
Ingersoll-Rand PLC	32,790	2,905,194

		2,905,194
MEDIA — 6.16%
CBS Corp. Class B NVS	47,343	2,656,889
Charter Communications Inc. Class Aa	25,159	8,407,383
Comcast Corp. Class A	581,389	20,947,446
Sirius XM Holdings Inc.[b]	208,460	1,134,022
Walt Disney Co. (The)	190,958	18,677,602

		51,823,342
OIL, GAS & CONSUMABLE FUELS — 0.39%
Pioneer Natural Resources Co.	21,914	3,279,868

		3,279,868
PHARMACEUTICALS — 2.85%
Allergan PLC	41,873	7,421,152
Bristol-Myers Squibb Co.	203,779	12,565,013
Zoetis Inc.	62,593	3,994,685

		23,980,850
ROAD & RAIL — 0.69%
CSX Corp.	114,963	5,797,584

		5,797,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.23%
Analog Devices Inc.	46,779	4,270,923
Applied Materials Inc.	133,550	7,536,227

Security	Shares	Value
Broadcom Ltd.	50,496	$13,326,399
NVIDIA Corp.	74,383	15,383,148
Texas Instruments Inc.	123,061	11,898,768

		52,415,465
SOFTWARE — 13.60%
Activision Blizzard Inc.	95,004	6,221,812
Adobe Systems Inc.[a]	61,405	10,755,700
Electronic Arts Inc.[a]	39,182	4,686,167
Intuit Inc.	30,857	4,660,024
Microsoft Corp.	946,532	78,732,532
salesforce.com Inc.[a,b]	85,293	8,728,886
Snap Inc. Class Aa,b	36,672	562,548

		114,347,669
SPECIALTY RETAIL — 5.21%
Home Depot Inc. (The)	145,571	24,132,761
Lowe’s Companies Inc.	105,482	8,433,286
O’Reilly Automotive Inc.[a]	11,499	2,425,714
Ross Stores Inc.	50,131	3,182,817
TJX Companies Inc. (The)	80,229	5,599,984

		43,774,562
TEXTILES, APPAREL & LUXURY GOODS — 1.07%
NIKE Inc. Class B	163,954	9,015,830

		9,015,830
WIRELESS TELECOMMUNICATION SERVICES — 0.27%
T-Mobile U.S. Inc.[a]	38,099	2,277,177

		2,277,177

TOTAL COMMON STOCKS
(Cost: $569,336,364)		839,576,917

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	4,604,099	4,605,020
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	743,007	743,007

		5,348,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,347,749)		5,348,027

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES —100.49%
(Cost: $574,684,113)[f]	$844,924,944
Other Assets, Less Liabilities — (0.49)%	(4,093,702)

NET ASSETS — 100.00%	$840,831,242

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $577,129,415. Net unrealized appreciation was $267,795,529, of which $281,884,146 represented gross unrealized appreciation on investments and $14,088,617 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,943,789	—		(1,339,690)[b]	4,604,099	$4,605,020	$(1,898)	$(1,140)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	577,634	165,373	[b]	—	743,007	743,007	—	—		3,455
BlackRock Inc.	14,944	1,143		(863)	15,224	7,167,916	62,876	1,234,652		75,009

						$12,515,943	$60,978	$1,233,512		$78,464

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$839,576,917	$—	$—	$839,576,917
Money market funds	5,348,027	—	—	5,348,027

Total	$844,924,944	$—	$—	$844,924,944

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.45%
United Technologies Corp.	45,957	$5,503,810

		5,503,810
AIRLINES — 0.33%
American Airlines Group Inc.	26,766	1,253,184

		1,253,184
AUTOMOBILES — 1.70%
Ford Motor Co.	241,966	2,968,923
General Motors Co.	81,136	3,487,225

		6,456,148
BANKS — 15.73%
BB&T Corp.	49,994	2,461,704
Citigroup Inc.	168,558	12,389,013
JPMorgan Chase & Co.	217,705	21,903,300
M&T Bank Corp.	9,406	1,568,639
PNC Financial Services Group Inc. (The)[a]	29,645	4,055,139
SunTrust Banks Inc.	29,703	1,788,418
Wells Fargo & Co.	276,390	15,516,535

		59,682,748
BEVERAGES — 2.88%
Coca-Cola Co. (The)	237,488	10,919,698

		10,919,698
BIOTECHNOLOGY — 1.60%
Gilead Sciences Inc.	80,793	6,056,243

		6,056,243
BUILDING PRODUCTS — 0.63%
Johnson Controls International PLC	57,683	2,387,499

		2,387,499
CAPITAL MARKETS — 3.36%
Franklin Resources Inc.	20,319	856,040
Goldman Sachs Group Inc. (The)	22,259	5,397,362
Morgan Stanley	87,489	4,374,450
State Street Corp.	23,135	2,128,420

		12,756,272
CHEMICALS — 3.30%
DowDuPont Inc.	144,348	10,437,804
LyondellBasell Industries NV Class A	20,082	2,079,089

		12,516,893

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.78%
Cisco Systems Inc.	309,332	$10,563,688

		10,563,688
CONSUMER FINANCE — 2.67%
American Express Co.	45,391	4,335,748
Capital One Financial Corp.	29,925	2,758,486
Discover Financial Services	23,052	1,533,650
Synchrony Financial	46,285	1,509,817

		10,137,701
DIVERSIFIED FINANCIAL SERVICES — 5.87%
Berkshire Hathaway Inc. Class Bb	119,040	22,253,338

		22,253,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.55%
AT&T Inc.	379,857	12,782,188
Verizon Communications Inc.	252,373	12,081,096

		24,863,284
ELECTRIC UTILITIES — 4.82%
American Electric Power Co. Inc.	30,428	2,264,147
Duke Energy Corp.	43,299	3,823,735
Edison International	20,170	1,612,591
Exelon Corp.	59,396	2,388,313
PG&E Corp.	31,738	1,833,504
PPL Corp.	42,291	1,588,450
Southern Co. (The)	61,833	3,227,683
Xcel Energy Inc.	31,436	1,556,711

		18,295,134
ELECTRICAL EQUIPMENT — 1.25%
Eaton Corp. PLC	27,518	2,201,990
Emerson Electric Co.	39,595	2,552,294

		4,754,284
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
Equity Residential	22,742	1,529,627
Weyerhaeuser Co.	46,609	1,673,729

		3,203,356
FOOD & STAPLES RETAILING — 2.39%
Kroger Co. (The)	55,413	1,147,049
Wal-Mart Stores Inc.	90,555	7,906,357

		9,053,406
FOOD PRODUCTS — 1.12%
Archer-Daniels-Midland Co.	34,739	1,419,783
General Mills Inc.	35,714	1,854,271
Kellogg Co.	15,345	959,523

		4,233,577

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.93%
Express Scripts Holding Co.[b]	35,731	$2,189,953
HCA Healthcare Inc.[b]	17,846	1,350,050

		3,540,003
HOUSEHOLD PRODUCTS — 3.59%
Procter & Gamble Co. (The)	157,758	13,620,826

		13,620,826
INSURANCE — 3.79%
Aflac Inc.	24,454	2,051,446
American International Group Inc.	55,890	3,611,053
MetLife Inc.	65,756	3,523,207
Prudential Financial Inc.	26,416	2,917,911
Travelers Companies Inc. (The)	17,072	2,261,186

		14,364,803
IT SERVICES — 2.18%
International Business Machines Corp.	53,619	8,260,543

		8,260,543
MACHINERY — 2.87%
Caterpillar Inc.	36,560	4,964,848
Cummins Inc.	9,751	1,724,757
Deere & Co.	19,789	2,629,562
PACCAR Inc.	21,754	1,560,415

		10,879,582
MULTI-UTILITIES — 0.84%
Consolidated Edison Inc.	19,178	1,650,267
Public Service Enterprise Group Inc.	31,318	1,540,845

		3,191,112
MULTILINE RETAIL — 0.53%
Target Corp.	33,792	1,995,080

		1,995,080
OIL, GAS & CONSUMABLE FUELS — 9.73%
Anadarko Petroleum Corp.	34,686	1,712,448
ConocoPhillips	75,288	3,850,981
Exxon Mobil Corp.	262,142	21,849,536
Marathon Petroleum Corp.	31,331	1,871,714
Occidental Petroleum Corp.	47,301	3,054,226
Phillips 66	26,581	2,420,997
Valero Energy Corp.	27,325	2,155,669

		36,915,571

Security	Shares	Value
PHARMACEUTICALS — 6.18%
Merck & Co. Inc.	169,213	$9,321,944
Mylan NVb	33,116	1,182,573
Pfizer Inc.	369,205	12,944,327

		23,448,844
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.52%
Intel Corp.	290,708	13,224,307
Micron Technology Inc.[b]	68,923	3,053,978
QUALCOMM Inc.	91,404	4,662,518

		20,940,803
SOFTWARE — 0.27%
Dell Technologies Inc. Class Vb	12,545	1,038,350

		1,038,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.39%
Hewlett Packard Enterprise Co.	101,438	1,412,017
HP Inc.	103,332	2,226,805
Western Digital Corp.	18,253	1,629,445

		5,268,267
TOBACCO — 2.65%
Philip Morris International Inc.	96,086	10,054,439

		10,054,439
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[b]	42,185	275,890

		275,890

TOTAL COMMON STOCKS
(Cost: $329,102,712)		378,684,376

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[a,c]	160,082	160,082

		160,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,082)		160,082

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $329,262,794)[d]	$378,844,458
Other Assets, Less Liabilities — 0.15%	550,538

NET ASSETS — 100.00%	$379,394,996

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $331,814,071. Net unrealized appreciation was $47,030,387, of which $58,882,885 represented gross unrealized appreciation on investments and $11,852,498 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$(160)	$—	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	663,156	—		(503,074)[b]	160,082	160,082	—	—	1,963
PNC Financial Services Group Inc. (The)	31,698	2,155		(4,208)	29,645	4,055,139	179,529	342,888	46,048

						$4,215,221	$179,369	$342,888	$48,011

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$378,684,376	$—	$—	$378,684,376
Money market funds	160,082	—	—	160,082

Total	$378,844,458	$—	$—	$378,844,458

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 3.62%
Arconic Inc.	178,150	$4,475,128
BWX Technologies Inc.	41,879	2,509,390
L3 Technologies Inc.	32,993	6,175,630
Rockwell Collins Inc.	68,594	9,301,346
Textron Inc.	111,659	5,888,895

		28,350,389
AIR FREIGHT & LOGISTICS — 1.16%
CH Robinson Worldwide Inc.	59,272	4,654,630
Expeditors International of Washington Inc.	76,235	4,450,599

		9,105,229
AIRLINES — 0.44%
Alaska Air Group Inc.	52,108	3,440,691

		3,440,691
AUTO COMPONENTS — 1.73%
Delphi Automotive PLC	112,634	11,193,567
Gentex Corp.	120,378	2,336,537

		13,530,104
AUTOMOBILES — 0.36%
Thor Industries Inc.	20,621	2,808,993

		2,808,993
BANKS — 4.90%
Citizens Financial Group Inc.	211,392	8,035,010
Comerica Inc.	74,200	5,829,894
Commerce Bancshares Inc./MO	37,741	2,195,017
Cullen/Frost Bankers Inc.	24,641	2,427,138
East West Bancorp. Inc.	60,940	3,646,650
F.N.B. Corp.	136,281	1,838,431
PacWest Bancorp.	54,610	2,638,755
SVB Financial Group[a]	22,223	4,873,059
Synovus Financial Corp.	51,221	2,399,704
Webster Financial Corp.	38,819	2,134,657
Western Alliance Bancorp.[a]	40,938	2,284,340

		38,302,655
BEVERAGES — 1.63%
Brown-Forman Corp. Class A	25,646	1,470,285
Brown-Forman Corp. Class B	82,597	4,709,681
Dr Pepper Snapple Group Inc.	76,739	6,573,463

		12,753,429

Security	Shares	Value
BUILDING PRODUCTS — 0.66%
Owens Corning	46,911	$3,879,071
USG Corp.[a,b]	38,088	1,307,561

		5,186,632
CAPITAL MARKETS — 3.93%
Affiliated Managers Group Inc.	23,598	4,401,027
Ameriprise Financial Inc.	63,298	9,908,669
Eaton Vance Corp. NVS	48,475	2,446,533
Raymond James Financial Inc.	54,131	4,589,226
T Rowe Price Group Inc.	101,471	9,426,656

		30,772,111
CHEMICALS — 4.16%
Albemarle Corp.	46,598	6,565,192
Chemours Co. (The)	77,935	4,411,900
FMC Corp.	56,576	5,253,647
International Flavors & Fragrances Inc.	33,310	4,910,560
NewMarket Corp.	3,902	1,562,322
Olin Corp.	70,092	2,560,461
RPM International Inc.	56,294	3,002,159
Valvoline Inc.	85,424	2,051,885
WR Grace & Co.	28,789	2,202,071

		32,520,197
COMMERCIAL SERVICES & SUPPLIES — 1.48%
KAR Auction Services Inc.	57,816	2,736,431
Republic Services Inc.	96,592	6,285,242
Stericycle Inc.[a]	36,021	2,552,088

		11,573,761
COMMUNICATIONS EQUIPMENT — 1.12%
ARRIS International PLC[a]	74,410	2,120,685
CommScope Holding Co. Inc.[a,b]	81,481	2,618,800
Juniper Networks Inc.	160,422	3,983,278

		8,722,763
CONTAINERS & PACKAGING — 1.22%
AptarGroup Inc.	26,441	2,302,218
Avery Dennison Corp.	37,285	3,958,548
Berry Global Group Inc.[a]	55,013	3,270,523

		9,531,289
DIVERSIFIED FINANCIAL SERVICES — 0.88%
FNFV Group[a]	27,455	473,599
Leucadia National Corp.	133,528	3,378,258
Voya Financial Inc.	75,754	3,042,281

		6,894,138

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 3.06%
AMETEK Inc.	97,467	$6,578,048
Hubbell Inc.	23,074	2,903,171
Rockwell Automation Inc.	54,187	10,881,833
Sensata Technologies Holding NVa,b	72,198	3,531,204

		23,894,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.87%
CDW Corp./DE	65,330	4,573,100
Flex Ltd.[a,b]	224,656	3,998,877
SYNNEX Corp.	12,306	1,659,833
Trimble Inc.[a]	106,932	4,371,380

		14,603,190
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.92%
Alexandria Real Estate Equities Inc.	39,543	4,901,750
Apartment Investment & Management Co. Class A	66,278	2,914,906
Apple Hospitality REIT Inc.[b]	88,367	1,673,671
Boston Properties Inc.	65,155	7,895,483
Brixmor Property Group Inc.	128,693	2,248,267
Camden Property Trust	38,973	3,555,897
Duke Realty Corp.	150,066	4,273,880
Forest City Realty Trust Inc. Class A	112,588	2,773,042
Gaming and Leisure Properties Inc.	84,239	3,078,093
GGP Inc.[b]	264,143	5,140,223
Healthcare Trust of America Inc. Class A	84,692	2,544,995
Highwoods Properties Inc.	43,561	2,223,789
Iron Mountain Inc.[b]	111,522	4,460,880
Kimco Realty Corp.	179,454	3,258,885
Lamar Advertising Co. Class A	35,293	2,486,039
Liberty Property Trust	62,181	2,666,321
Macerich Co. (The)	45,896	2,505,922
Medical Properties Trust Inc.[b]	153,458	2,030,249
Mid-America Apartment Communities Inc.	47,918	4,904,407
National Retail Properties Inc.	62,990	2,530,938
Realty Income Corp.	115,741	6,211,819
SL Green Realty Corp.	41,748	3,994,449
STORE Capital Corp.	69,770	1,722,621
Sun Communities Inc.	33,310	3,006,561

Security	Shares	Value
VEREIT Inc.	410,800	$3,241,212
Vornado Realty Trust	72,726	5,444,268
Weingarten Realty Investors[b]	50,410	1,534,985

		93,223,552
FOOD & STAPLES RETAILING — 0.21%
U.S. Foods Holding Corp.[a]	60,355	1,646,484

		1,646,484
FOOD PRODUCTS — 3.30%
Hershey Co. (The)	59,676	6,336,398
Hormel Foods Corp.	113,710	3,543,204
JM Smucker Co. (The)	47,911	5,080,961
Lamb Weston Holdings Inc.	61,697	3,145,930
McCormick & Co. Inc./MD NVS	50,154	4,991,828
Pinnacle Foods Inc.	50,117	2,727,367

		25,825,688
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
DENTSPLY SIRONA Inc.	96,794	5,911,210
Hologic Inc.[a,b]	118,311	4,478,071
Varian Medical Systems Inc.[a,b]	38,722	4,034,445

		14,423,726
HEALTH CARE PROVIDERS & SERVICES — 4.46%
AmerisourceBergen Corp.	68,392	5,262,764
Centene Corp.[a]	72,832	6,822,174
DaVita Inc.[a]	64,523	3,919,127
Laboratory Corp. of America Holdings[a]	42,990	6,607,993
MEDNAX Inc.[a,b]	39,494	1,729,442
Patterson Companies Inc.	34,767	1,286,379
Quest Diagnostics Inc.	57,536	5,395,726
Universal Health Services Inc. Class B	37,332	3,833,996

		34,857,601
HOTELS, RESTAURANTS & LEISURE — 2.04%
Aramark	103,377	4,516,541
Darden Restaurants Inc.	52,950	4,356,197
Six Flags Entertainment Corp.	33,590	2,109,116
Wynn Resorts Ltd.	33,743	4,976,755

		15,958,609
HOUSEHOLD DURABLES — 4.15%
DR Horton Inc.	143,667	6,351,518
Leggett & Platt Inc.	55,765	2,635,454
Lennar Corp. Class A	85,712	4,771,587
Lennar Corp. Class B	4,095	196,355
Mohawk Industries Inc.[a]	26,683	6,984,542

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2017

Security	Shares	Value
PulteGroup Inc.	117,161	$3,541,777
Toll Brothers Inc.	64,127	2,952,407
Whirlpool Corp.	30,782	5,046,094

		32,479,734
HOUSEHOLD PRODUCTS — 0.88%
Clorox Co. (The)	54,502	6,896,138

		6,896,138
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	26,632	2,924,993

		2,924,993
INSURANCE — 5.51%
Alleghany Corp.[a]	6,075	3,439,786
Arch Capital Group Ltd.[a]	55,146	5,494,747
Arthur J Gallagher & Co.	75,983	4,812,003
First American Financial Corp.	46,673	2,539,945
FNF Group	115,171	4,309,699
RenaissanceRe Holdings Ltd.	16,910	2,339,668
Torchmark Corp.	45,633	3,839,104
Willis Towers Watson PLC	56,695	9,132,431
WR Berkley Corp.	40,384	2,769,535
XL Group Ltd.	108,817	4,403,824

		43,080,742
INTERNET & DIRECT MARKETING RETAIL — 0.52%
Liberty Interactive Corp. QVC Group Series Aa	178,234	4,049,476

		4,049,476
IT SERVICES — 3.13%
Alliance Data Systems Corp.	20,362	4,555,590
Booz Allen Hamilton Holding Corp.	62,683	2,368,791
DXC Technology Co.	120,155	10,996,586
First Data Corp. Class Aa	180,453	3,213,868
Genpact Ltd.	52,041	1,584,648
Sabre Corp.	88,034	1,721,945

		24,441,428
LEISURE PRODUCTS — 0.24%
Brunswick Corp./DE	37,404	1,894,513

		1,894,513
LIFE SCIENCES TOOLS & SERVICES — 2.49%
Agilent Technologies Inc.	135,661	9,229,018
PerkinElmer Inc.	46,491	3,362,229
Quintiles IMS Holdings Inc.[a]	63,932	6,911,049

		19,502,296

Security	Shares	Value
MACHINERY — 5.62%
AGCO Corp.	27,802	$1,906,383
Allison Transmission Holdings Inc.	59,597	2,532,276
Donaldson Co. Inc.	55,258	2,608,730
Lincoln Electric Holdings Inc.	26,116	2,394,054
Parker-Hannifin Corp.	56,200	10,262,682
Pentair PLC	69,661	4,908,314
Snap-on Inc.	24,293	3,832,950
Stanley Black & Decker Inc.	64,651	10,444,369
Xylem Inc./NY	75,743	5,039,182

		43,928,940
MEDIA — 3.20%
Cinemark Holdings Inc.	44,686	1,623,889
Discovery Communications Inc. Class Aa,b	64,883	1,224,991
Discovery Communications Inc. Class C NVS[a,b]	85,662	1,525,640
DISH Network Corp. Class Aa	96,036	4,661,588
Interpublic Group of Companies Inc. (The)	165,823	3,192,093
News Corp. Class A	161,097	2,200,585
News Corp. Class B	51,400	714,460
Omnicom Group Inc.	97,438	6,546,859
Scripps Networks Interactive Inc. Class A	40,461	3,369,592

		25,059,697
METALS & MINING — 1.00%
Nucor Corp.	134,873	7,799,706

		7,799,706
MULTI-UTILITIES — 1.15%
WEC Energy Group Inc.	133,236	8,978,774

		8,978,774
OIL, GAS & CONSUMABLE FUELS — 2.23%
Cimarex Energy Co.	40,190	4,699,417
Continental Resources Inc./OKa,b	36,382	1,481,111
Newfield Exploration Co.[a,b]	83,990	2,586,052
ONEOK Inc.	160,383	8,703,985

		17,470,565
PROFESSIONAL SERVICES — 1.19%
IHS Markit Ltd.[a]	153,406	6,536,630
Robert Half International Inc.	53,199	2,754,112

		9,290,742

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
CBRE Group Inc. Class Aa	126,863	$4,988,253
Realogy Holdings Corp.	57,455	1,857,520

		6,845,773
ROAD & RAIL — 0.83%
Genesee & Wyoming Inc. Class Aa,b	25,934	1,861,543
Kansas City Southern	44,466	4,634,246

		6,495,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.77%
Maxim Integrated Products Inc.	118,977	6,251,051
Microchip Technology Inc.	98,252	9,314,289
Microsemi Corp.[a]	48,681	2,598,105
ON Semiconductor Corp.[a]	177,799	3,790,675
Qorvo Inc.[a]	53,684	4,069,784
Teradyne Inc.	83,503	3,581,444
Xilinx Inc.	104,972	7,735,387

		37,340,735
SOFTWARE — 1.08%
Symantec Corp.	259,453	8,432,222

		8,432,222
SPECIALTY RETAIL — 1.69%
CarMax Inc.[a,b]	77,295	5,804,855
Dick’s Sporting Goods Inc.	35,674	872,943
Foot Locker Inc.	52,306	1,573,364
Michaels Companies Inc. (The)[a,b]	46,527	903,554
Tiffany & Co.	43,054	4,030,716

		13,185,432
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Hanesbrands Inc.	153,727	3,458,858
Michael Kors Holdings Ltd.[a]	63,908	3,119,349

		6,578,207
TRADING COMPANIES & DISTRIBUTORS — 0.65%
United Rentals Inc.[a]	35,650	5,043,762

		5,043,762
TRANSPORTATION INFRASTRUCTURE — 0.29%
Macquarie Infrastructure Corp.	32,752	2,277,902

		2,277,902

Security	Shares	Value
WATER UTILITIES — 1.18%
American Water Works Co. Inc.	75,201	$6,599,639
Aqua America Inc.	74,985	2,660,468

		9,260,107

TOTAL COMMON STOCKS
(Cost: $657,940,902)		781,183,160

SHORT-TERM INVESTMENTS — 2.81%

MONEY MARKET FUNDS — 2.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	21,240,313	21,244,561
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	762,272	762,272

		22,006,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,004,753)		22,006,833

TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $679,945,655)[f]		803,189,993
Other Assets, Less Liabilities — (2.69)%		(21,065,866)

NET ASSETS — 100.00%		$782,124,127

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $687,712,371. Net unrealized appreciation was $115,477,622, of which $139,624,905 represented gross unrealized appreciation on investments and $24,147,283 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	33,366,332	—		(12,126,019)[b]	21,240,313	$21,244,561	$(1,304)	$(1,810)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	623,456	138,816	[b]	—	762,272	762,272	—	—		4,207

						$22,006,833	$(1,304)	$(1,810)		$4,207

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$781,183,160	$—	$—	$781,183,160
Money market funds	22,006,833	—	—	22,006,833

Total	$803,189,993	$—	$—	$803,189,993

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.22%
HEICO Corp.[a]	3,403	$308,584
HEICO Corp. Class A	5,957	453,328
Hexcel Corp.	11,793	715,717
Huntington Ingalls Industries Inc.	5,963	1,388,365
Teledyne Technologies Inc.[a,b]	4,640	788,615
TransDigm Group Inc.	6,340	1,759,350

		5,413,959
AIR FREIGHT & LOGISTICS — 0.36%
XPO Logistics Inc.[a,b]	12,844	890,731

		890,731
BANKS — 2.19%
Bank of the Ozarks Inc.	15,948	743,496
First Republic Bank/CA	20,263	1,973,616
Investors Bancorp. Inc.	33,678	463,073
Signature Bank/New York NYb	7,220	938,672
Zions BanCorp.	26,551	1,233,559

		5,352,416
BIOTECHNOLOGY — 3.76%
Alkermes PLC[b]	20,180	983,977
Alnylam Pharmaceuticals Inc.[b]	9,973	1,215,110
BioMarin Pharmaceutical Inc.[b]	23,018	1,889,548
Bioverativ Inc.[b]	14,205	802,582
Dyax Corp.[b,c]	23,054	52,794
Exelixis Inc.[b]	36,669	909,025
Ionis Pharmaceuticals Inc.[a,b]	16,332	932,721
Neurocrine Biosciences Inc.[a,b]	11,568	718,488
OPKO Health Inc.[a,b]	47,594	320,308
Seattle Genetics Inc.[b]	12,585	771,586
TESARO Inc.[b]	4,981	576,651

		9,172,790
BUILDING PRODUCTS — 2.51%
Allegion PLC	12,474	1,040,207
AO Smith Corp.	19,230	1,138,416
Fortune Brands Home & Security Inc.	20,226	1,336,129
Lennox International Inc.	4,986	952,974
Masco Corp.	41,841	1,666,109

		6,133,835
CAPITAL MARKETS — 4.87%
Cboe Global Markets Inc.	14,811	1,674,532
E*TRADE Financial Corp.[b]	36,123	1,574,601

Security	Shares	Value
FactSet Research Systems Inc.	5,152	$978,210
MarketAxess Holdings Inc.	4,936	858,864
MSCI Inc.	11,827	1,388,017
Northern Trust Corp.	28,207	2,637,919
SEI Investments Co.	17,234	1,111,765
TD Ameritrade Holding Corp.	33,294	1,664,367

		11,888,275
CHEMICALS — 0.61%
Axalta Coating Systems Ltd.[b]	28,741	955,638
Scotts Miracle-Gro Co. (The) Class A	5,377	535,657

		1,491,295
COMMERCIAL SERVICES & SUPPLIES — 1.30%
Cintas Corp.	11,216	1,671,633
Copart Inc.[b]	26,317	955,044
Rollins Inc.	12,609	553,661

		3,180,338
COMMUNICATIONS EQUIPMENT — 1.72%
Arista Networks Inc.[a,b]	6,096	1,218,529
F5 Networks Inc.[b]	8,346	1,012,119
Palo Alto Networks Inc.[a,b]	12,059	1,775,085
Ubiquiti Networks Inc.[a,b]	3,047	189,463

		4,195,196
CONSTRUCTION MATERIALS — 1.88%
Eagle Materials Inc.	6,371	672,586
Martin Marietta Materials Inc.	8,253	1,789,663
Vulcan Materials Co.	17,372	2,115,041

		4,577,290
CONTAINERS & PACKAGING — 0.26%
Graphic Packaging Holding Co.	40,735	630,985

		630,985
DISTRIBUTORS — 0.89%
LKQ Corp.[b]	40,563	1,528,819
Pool Corp.	5,418	654,386

		2,183,205
DIVERSIFIED CONSUMER SERVICES — 0.93%
Bright Horizons Family Solutions Inc.[a,b]	6,526	563,194
Service Corp. International/U.S.	24,589	871,926
ServiceMaster Global Holdings Inc.[b]	17,525	825,602

		2,260,722

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.36%
Zayo Group Holdings Inc.[b]	24,206	$872,868

		872,868
ELECTRICAL EQUIPMENT — 0.38%
Acuity Brands Inc.[a]	5,528	924,282

		924,282
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.96%
Cognex Corp.	11,370	1,400,215
Coherent Inc.[b]	3,235	849,867
FLIR Systems Inc.	18,018	843,603
IPG Photonics Corp.[b]	4,948	1,053,479
National Instruments Corp.	14,053	632,385

		4,779,549
ENERGY EQUIPMENT & SERVICES — 0.24%
Core Laboratories NV	5,799	579,320

		579,320
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.36%
American Campus Communities Inc.	17,917	744,989
American Homes 4 Rent Class A	30,023	638,889
CubeSmart	23,676	644,461
CyrusOne Inc.[a]	11,990	736,066
DCT Industrial Trust Inc.	12,224	709,236
DDR Corp.	39,959	306,486
Digital Realty Trust Inc.	26,872	3,182,720
Douglas Emmett Inc.[a]	20,107	800,058
Equity LifeStyle Properties Inc.	11,426	1,010,973
Essex Property Trust Inc.	8,666	2,274,218
Extra Space Storage Inc.[a]	16,536	1,349,172
Federal Realty Investment Trust[a]	9,489	1,143,614
Host Hotels & Resorts Inc.	97,191	1,901,056
Hudson Pacific Properties Inc.	20,400	689,928
Invitation Homes Inc.[a]	10,206	230,349
Kilroy Realty Corp.[a]	12,918	920,149
Regency Centers Corp.[a]	19,433	1,196,101
SBA Communications Corp.[b]	15,807	2,484,544
Spirit Realty Capital Inc.	60,281	500,935
UDR Inc.	35,140	1,363,081

		22,827,025
FOOD & STAPLES RETAILING — 0.24%
Casey’s General Stores Inc.	5,027	575,943

		575,943

Security	Shares	Value
FOOD PRODUCTS — 0.65%
Blue Buffalo Pet Products Inc.[b]	12,385	$358,298
Post Holdings Inc.[b]	8,688	720,496
TreeHouse Foods Inc.[a,b]	7,522	499,310

		1,578,104
HEALTH CARE EQUIPMENT & SUPPLIES — 6.83%
ABIOMED Inc.[b]	5,502	1,061,446
Align Technology Inc.[b]	9,474	2,264,096
C.R. Bard Inc.	9,544	3,121,556
Cooper Companies Inc. (The)	6,416	1,541,508
DexCom Inc.[b]	11,368	511,219
Hill-Rom Holdings Inc.	8,652	698,303
IDEXX Laboratories Inc.[b]	11,462	1,904,640
Masimo Corp.[b]	6,283	551,396
ResMed Inc.	18,676	1,572,146
STERIS PLC	11,154	1,041,003
Teleflex Inc.	5,915	1,401,737
West Pharmaceutical Services Inc.[a]	9,719	985,507

		16,654,557
HEALTH CARE PROVIDERS & SERVICES — 1.14%
Henry Schein Inc.[b]	20,837	1,637,788
WellCare Health Plans Inc.[b]	5,845	1,155,790

		2,793,578
HEALTH CARE TECHNOLOGY — 0.38%
Veeva Systems Inc. Class Aa,b	15,038	916,416

		916,416
HOTELS, RESTAURANTS & LEISURE — 3.78%
Chipotle Mexican Grill Inc.[a,b]	3,295	895,911
Domino’s Pizza Inc.	5,746	1,051,518
Dunkin’ Brands Group Inc.	11,857	700,393
Hilton Worldwide Holdings Inc.	26,825	1,938,911
MGM Resorts International	67,986	2,131,361
Norwegian Cruise Line Holdings Ltd.[b]	23,372	1,302,989
Vail Resorts Inc.	5,254	1,203,271

		9,224,354
HOUSEHOLD DURABLES — 0.61%
NVR Inc.[b]	457	1,499,586

		1,499,586

HOUSEHOLD PRODUCTS — 0.75%
Church & Dwight Co. Inc.	32,768	1,480,130
Spectrum Brands Holdings Inc.	3,115	342,401

		1,822,531

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
INSURANCE — 1.25%
Brown & Brown Inc.	15,240	$759,562
Erie Indemnity Co. Class A	2,424	292,819
Markel Corp.[b]	1,837	1,991,859

		3,044,240
INTERNET & DIRECT MARKETING RETAIL — 1.29%
Expedia Inc.	16,045	2,000,170
Liberty Ventures Series Ab	10,686	608,674
TripAdvisor Inc.[b]	14,226	533,475

		3,142,319
INTERNET SOFTWARE & SERVICES — 4.03%
Akamai Technologies Inc.[b]	22,513	1,176,304
CoStar Group Inc.[b]	4,688	1,386,476
IAC/InterActiveCorp[b]	9,714	1,253,592
LogMeIn Inc.	6,919	837,545
MercadoLibre Inc.[a]	5,799	1,393,558
Twitter Inc.[b]	84,310	1,738,472
VeriSign Inc.[a,b]	11,285	1,213,363
Zillow Group Inc. Class Aa,b	6,170	254,883
Zillow Group Inc. Class Ca,b	13,797	569,540

		9,823,733
IT SERVICES — 5.09%
Broadridge Financial Solutions Inc.	15,297	1,314,318
Euronet Worldwide Inc.[a,b]	6,899	666,719
FleetCor Technologies Inc.[b]	12,116	2,002,411
Gartner Inc.[b]	11,898	1,490,939
Global Payments Inc.	20,026	2,081,703
Jack Henry & Associates Inc.	10,170	1,120,022
Total System Services Inc.	22,018	1,586,397
Vantiv Inc. Class Aa,b	21,342	1,493,940
WEX Inc.[b]	5,245	648,230

		12,404,679
LEISURE PRODUCTS — 0.94%
Hasbro Inc.	14,949	1,384,128
Polaris Industries Inc.	7,641	904,924

		2,289,052
LIFE SCIENCES TOOLS & SERVICES — 2.02%
Bio-Rad Laboratories Inc. Class Ab	2,644	581,125
Mettler-Toledo International Inc.[b]	3,371	2,301,146
Waters Corp.[a,b]	10,483	2,055,192

		4,937,463
MACHINERY — 3.93%
Fortive Corp.	40,055	2,894,374
Graco Inc.	7,354	969,184

Security	Shares	Value
IDEX Corp.	10,037	$1,286,844
Middleby Corp. (The)[a,b]	7,566	876,899
Nordson Corp.	6,668	844,769
Toro Co. (The)	14,173	890,773
WABCO Holdings Inc.[b]	6,621	977,061
Wabtec Corp./DEa	11,219	858,254

		9,598,158
MEDIA — 2.45%
Liberty Broadband Corp. Class Aa,b	3,441	296,649
Liberty Broadband Corp. Class Cb	20,094	1,754,005
Liberty Media Corp.-Liberty Formula One Class Aa,b	3,353	122,049
Liberty Media Corp.-Liberty Formula One Class Ca,b	26,445	1,008,612
Liberty Media Corp.-Liberty SiriusXM Class Ab	11,043	460,603
Liberty Media Corp.-Liberty SiriusXM Class Cb	22,288	928,295
Lions Gate Entertainment Corp. Class Ab	8,394	243,594
Lions Gate Entertainment Corp. Class Bb	14,574	403,117
Live Nation Entertainment Inc.[a,b]	17,597	770,397

		5,987,321
METALS & MINING — 0.30%
Royal Gold Inc.	8,581	721,748

		721,748
MULTILINE RETAIL — 1.16%
Dollar Tree Inc.[b]	31,105	2,838,331

		2,838,331
OIL, GAS & CONSUMABLE FUELS — 4.98%
Antero Resources Corp.[a,b]	28,198	547,041
Cabot Oil & Gas Corp.	60,739	1,682,470
Cheniere Energy Inc.[b]	26,549	1,240,900
Concho Resources Inc.[b]	19,530	2,621,122
Diamondback Energy Inc.[a,b]	12,887	1,380,971
Energen Corp.[b]	12,767	660,054
EQT Corp.	22,762	1,423,536
Parsley Energy Inc. Class Ab	30,572	813,215
Range Resources Corp.	29,673	537,378
Rice Energy Inc.[b]	23,508	666,452
RSP Permian Inc.[b]	16,469	566,698

		12,139,837

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 1.35%
Estee Lauder Companies Inc. (The) Class A	29,401	$3,287,326

		3,287,326
PHARMACEUTICALS — 0.46%
Jazz Pharmaceuticals PLC[a,b]	7,892	1,116,955

		1,116,955
PROFESSIONAL SERVICES — 1.84%
Equifax Inc.	15,809	1,715,751
TransUnion[b]	19,589	1,028,227
Verisk Analytics Inc. Class Ab	20,411	1,735,955

		4,479,933
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.27%
Howard Hughes Corp. (The)[a,b]	5,104	651,424

		651,424
ROAD & RAIL — 1.07%
AMERCO	873	342,775
JB Hunt Transport Services Inc.	11,210	1,192,632
Old Dominion Freight Line Inc.	8,980	1,087,747

		2,623,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.14%
Advanced Micro Devices Inc.[a,b]	105,690	1,161,005
Cavium Inc.[a,b]	9,036	623,393
Cypress Semiconductor Corp.	43,666	692,543
Skyworks Solutions Inc.	24,131	2,747,556

		5,224,497
SOFTWARE — 11.56%
ANSYS Inc.[b]	11,132	1,521,856
Aspen Technology Inc.[a,b]	9,600	619,392
Autodesk Inc.[b]	28,787	3,597,223
Cadence Design Systems Inc.[b]	36,799	1,588,245
CDK Global Inc.	17,298	1,099,461
Citrix Systems Inc.[b]	18,903	1,561,577
Fortinet Inc.[b]	19,851	782,328
Guidewire Software Inc.[a,b]	9,768	781,245
PTC Inc.[b]	15,183	1,008,910
Red Hat Inc.[b]	23,306	2,816,064
ServiceNow Inc.[a,b]	22,310	2,819,315
Splunk Inc.[a,b]	18,172	1,222,976
SS&C Technologies Holdings Inc.	22,662	911,012
Synopsys Inc.[b]	19,731	1,707,126

Security	Shares	Value
Take-Two Interactive Software Inc.[b]	13,990	$1,547,993
Tyler Technologies Inc.[a,b]	4,556	807,733
Ultimate Software Group Inc. (The)[b]	3,722	754,040
VMware Inc. Class Aa,b	9,505	1,137,653
Workday Inc. Class Ab	17,218	1,911,026

		28,195,175
SPECIALTY RETAIL — 1.72%
Advance Auto Parts Inc.	9,700	792,878
Burlington Stores Inc.[b]	9,170	860,971
Tractor Supply Co.	16,639	1,002,666
Ulta Salon Cosmetics & Fragrance Inc.[b]	7,664	1,546,519

		4,203,034
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Carter’s Inc.	6,282	607,658
Lululemon Athletica Inc.[b]	12,669	779,270
Under Armour Inc. Class Aa,b	24,209	303,097
Under Armour Inc. Class Ca,b	24,445	281,851

		1,971,876
THRIFTS & MORTGAGE FINANCE — 0.05%
TFS Financial Corp.	7,441	114,740

		114,740
TRADING COMPANIES & DISTRIBUTORS — 1.00%
Fastenal Co.	37,820	1,776,405
Watsco Inc.	3,992	664,947

		2,441,352

TOTAL COMMON STOCKS
(Cost: $179,467,861)		243,655,497

SHORT-TERM INVESTMENTS — 12.72%

MONEY MARKET FUNDS — 12.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	30,753,928	30,760,079
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	264,921	264,921

		31,025,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,024,414)		31,025,000

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 112.61%
(Cost: $210,492,275)[g]	$274,680,497
Other Assets, Less Liabilities — (12.61)%	(30,765,168)

NET ASSETS — 100.00%	$243,915,329

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $211,281,324. Net unrealized appreciation was $63,399,173, of which $69,562,579 represented gross unrealized appreciation on investments and $6,163,406 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	13,868,227	16,885,701	[b]	—	30,753,928	$30,760,079	$(3,724)	$(3,201)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	151,345	113,576	[b]	—	264,921	264,921	—	—	855

						$31,025,000	$(3,724)	$(3,201)	$855

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$243,602,703	$—	$52,794	$243,655,497
Money market funds	31,025,000	—	—	31,025,000

Total	$274,627,703	$—	$52,794	$274,680,497

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.08%
Orbital ATK Inc.	14,616	$1,942,905
Spirit AeroSystems Holdings Inc. Class A	29,818	2,388,422

		4,331,327
AIRLINES — 1.34%
JetBlue Airways Corp.[a]	83,486	1,598,757
United Continental Holdings Inc.[a]	65,166	3,810,908

		5,409,665
AUTO COMPONENTS — 3.07%
Adient PLC	23,769	2,005,153
Autoliv Inc.[b]	21,903	2,734,808
BorgWarner Inc.	50,324	2,653,081
Goodyear Tire & Rubber Co. (The)	63,856	1,953,355
Lear Corp.	17,152	3,011,720

		12,358,117
AUTOMOBILES — 0.51%
Harley-Davidson Inc.	43,385	2,053,846

		2,053,846
BANKS — 5.90%
BOK Financial Corp.	6,332	547,528
CIT Group Inc.	34,121	1,590,721
Fifth Third Bancorp.	185,658	5,365,516
Huntington Bancshares Inc./OH	274,688	3,790,695
KeyCorp	274,066	5,001,705
People’s United Financial Inc.	86,777	1,619,259
Prosperity Bancshares Inc.	17,512	1,151,939
Regions Financial Corp.	301,165	4,662,034

		23,729,397
BIOTECHNOLOGY — 0.33%
United Therapeutics Corp.[a]	11,052	1,310,657

		1,310,657
CAPITAL MARKETS — 1.44%
Invesco Ltd.	102,530	3,669,549
Nasdaq Inc.	29,423	2,137,581

		5,807,130
CHEMICALS — 3.67%
Ashland Global Holdings Inc.	15,909	1,081,494
Celanese Corp. Series A	34,659	3,615,280
CF Industries Holdings Inc.	59,166	2,247,125
Eastman Chemical Co.	36,510	3,315,473
Huntsman Corp.	53,730	1,720,435

Security	Shares	Value
Mosaic Co. (The)	89,066	$1,989,734
Westlake Chemical Corp.	9,199	781,087

		14,750,628
COMMUNICATIONS EQUIPMENT — 2.27%
Brocade Communications Systems Inc.	105,262	1,226,302
Harris Corp.	30,181	4,204,817
Motorola Solutions Inc.	40,989	3,711,144

		9,142,263
CONSTRUCTION & ENGINEERING — 1.53%
AECOM[a]	39,837	1,396,685
Fluor Corp.	35,669	1,536,977
Jacobs Engineering Group Inc.	30,534	1,777,384
Quanta Services Inc.[a]	38,460	1,451,096

		6,162,142
CONSUMER FINANCE — 1.36%
Ally Financial Inc.	113,365	2,962,228
Navient Corp.	69,755	869,147
Santander Consumer USA Holdings Inc.[a]	29,334	488,118
SLM Corp.[a]	110,453	1,169,697

		5,489,190
CONTAINERS & PACKAGING — 5.71%
Ball Corp.	88,651	3,805,787
Bemis Co. Inc.	23,073	1,038,746
Crown Holdings Inc.[a]	34,244	2,060,462
International Paper Co.	104,051	5,959,001
Packaging Corp. of America	23,777	2,764,552
Sealed Air Corp.	48,104	2,127,640
Sonoco Products Co.	25,048	1,297,236
WestRock Co.	64,009	3,925,672

		22,979,096
DISTRIBUTORS — 0.81%
Genuine Parts Co.	37,002	3,264,686

		3,264,686
DIVERSIFIED CONSUMER SERVICES — 0.33%
H&R Block Inc.	53,182	1,315,723

		1,315,723
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.15%
CenturyLink Inc.	244,755	4,647,897

		4,647,897

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 6.23%
Alliant Energy Corp.	58,229	$2,518,987
Avangrid Inc.	14,173	733,169
Entergy Corp.	45,240	3,902,402
Eversource Energy	79,857	5,002,243
FirstEnergy Corp.	111,966	3,689,280
Great Plains Energy Inc.	54,346	1,784,179
IDACORP Inc.	12,908	1,187,923
OGE Energy Corp.	50,326	1,854,010
Pinnacle West Capital Corp.	28,130	2,467,282
Westar Energy Inc.	35,796	1,914,370

		25,053,845
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.01%
Arrow Electronics Inc.[a,b]	22,396	1,872,082
Avnet Inc.	31,246	1,243,591
Jabil Inc.	45,505	1,286,881
Keysight Technologies Inc.[a]	47,151	2,106,235
Zebra Technologies Corp. Class Aa	13,538	1,570,273

		8,079,062
ENERGY EQUIPMENT & SERVICES — 1.67%
Helmerich & Payne Inc.	27,719	1,505,419
National Oilwell Varco Inc.	95,772	3,274,445
Transocean Ltd.[a]	100,074	1,050,777
Weatherford International PLC[a,b]	252,013	874,485

		6,705,126
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.99%
Colony NorthStar Inc. Class A	138,945	1,706,245
EPR Properties	16,360	1,131,785
HCP Inc.	118,181	3,053,797
Hospitality Properties Trust	36,033	1,029,823
Omega Healthcare Investors Inc.[b]	50,296	1,451,542
Park Hotels & Resorts Inc.	36,781	1,058,925
Uniti Group Inc.[a]	41,984	734,720
WP Carey Inc.	27,191	1,853,067

		12,019,904
FOOD & STAPLES RETAILING — 0.11%
Rite Aid Corp.[a,b]	270,381	446,129

		446,129
FOOD PRODUCTS — 4.14%
Bunge Ltd.	35,430	2,436,875
Campbell Soup Co.	48,879	2,315,398
Conagra Brands Inc.	104,747	3,578,158

Security	Shares	Value
Ingredion Inc.	18,179	$2,278,738
Pilgrim’s Pride Corp.[a,b]	13,461	427,791
Seaboard Corp.	70	308,008
Tyson Foods Inc. Class A	72,896	5,314,847

		16,659,815
GAS UTILITIES — 1.41%
Atmos Energy Corp.	26,729	2,331,838
National Fuel Gas Co.	21,802	1,265,606
UGI Corp.	43,691	2,091,051

		5,688,495
HEALTH CARE PROVIDERS & SERVICES — 0.33%
Envision Healthcare Corp.[a]	30,735	1,309,311

		1,309,311
HOTELS, RESTAURANTS & LEISURE — 0.69%
Wyndham Worldwide Corp.	25,902	2,767,629

		2,767,629
HOUSEHOLD DURABLES — 0.63%
CalAtlantic Group Inc.	19,332	953,841
Garmin Ltd.	28,227	1,597,930

		2,551,771
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.26%
AES Corp./VA	166,387	1,768,694
NRG Energy Inc.	76,464	1,911,600
Vistra Energy Corp.	71,798	1,395,753

		5,076,047
INSURANCE — 9.21%
American Financial Group Inc./OH	17,462	1,842,067
Assurant Inc.	13,680	1,376,892
Assured Guaranty Ltd.	30,243	1,122,015
Axis Capital Holdings Ltd.	21,132	1,149,370
Brighthouse Financial Inc.[a]	24,376	1,515,700
Cincinnati Financial Corp.	37,843	2,655,443
Everest Re Group Ltd.	10,436	2,478,028
Hartford Financial Services Group Inc. (The)	91,805	5,053,865
Lincoln National Corp.	55,826	4,230,494
Loews Corp.	69,556	3,443,718
Old Republic International Corp.	62,287	1,263,803
Principal Financial Group Inc.	67,722	4,459,494
Reinsurance Group of America Inc.	16,253	2,427,873
Unum Group	57,234	2,978,457
Validus Holdings Ltd.	20,302	1,057,328

		37,054,547

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
IT SERVICES — 1.47%
CSRA Inc.	41,589	$1,330,432
Leidos Holdings Inc.	36,045	2,253,533
Western Union Co. (The)	116,929	2,322,210

		5,906,175
LEISURE PRODUCTS — 0.30%
Mattel Inc.	86,368	1,219,516

		1,219,516
MACHINERY — 2.26%
Colfax Corp.[a]	25,142	1,048,673
Crane Co.	12,978	1,078,731
Dover Corp.	39,229	3,745,977
Flowserve Corp.	33,338	1,469,206
Oshkosh Corp.	19,082	1,747,148

		9,089,735
MEDIA — 0.71%
TEGNA Inc.	55,044	673,188
Viacom Inc. Class Ab	2,243	67,402
Viacom Inc. Class B NVS	88,886	2,135,931

		2,876,521
METALS & MINING — 3.82%
Alcoa Corp.[a]	43,601	2,083,256
Freeport-McMoRan Inc.[a]	339,080	4,740,338
Newmont Mining Corp.	134,377	4,859,072
Reliance Steel & Aluminum Co.	18,372	1,411,705
Steel Dynamics Inc.	60,835	2,263,670

		15,358,041
MORTGAGE REAL ESTATE INVESTMENT — 2.01%
AGNC Investment Corp.	98,506	1,982,926
Annaly Capital Management Inc.	290,442	3,328,465
New Residential Investment Corp.[b]	77,449	1,365,426
Starwood Property Trust Inc.	66,505	1,430,522

		8,107,339
MULTI-UTILITIES — 5.45%
Ameren Corp.	61,145	3,790,378
CenterPoint Energy Inc.	108,620	3,212,980
CMS Energy Corp.	71,068	3,437,559
DTE Energy Co.	45,206	4,993,455
MDU Resources Group Inc.	49,842	1,363,179
NiSource Inc.	82,121	2,165,531
SCANA Corp.	36,016	1,553,730
Vectren Corp.	20,911	1,424,875

		21,941,687

Security	Shares	Value
MULTILINE RETAIL — 1.09%
Kohl’s Corp.	42,777	$1,786,367
Macy’s Inc.	76,750	1,439,830
Nordstrom Inc.	29,603	1,173,759

		4,399,956
OIL, GAS & CONSUMABLE FUELS — 7.28%
Andeavor	36,377	3,864,693
Apache Corp.	95,997	3,971,396
Chesapeake Energy Corp.[a,b]	231,119	901,364
Devon Energy Corp.	132,478	4,888,438
Hess Corp.	68,527	3,026,152
HollyFrontier Corp.	44,675	1,650,741
Marathon Oil Corp.	215,560	3,065,263
Murphy Oil Corp.	41,479	1,109,563
Noble Energy Inc.	122,611	3,417,169
Targa Resources Corp.	54,655	2,268,183
WPX Energy Inc.[a]	101,950	1,149,996

		29,312,958
PERSONAL PRODUCTS — 0.97%
Coty Inc. Class A	118,863	1,830,490
Edgewell Personal Care Co.[a]	14,479	940,121
Herbalife Ltd.[a,b]	15,617	1,134,107

		3,904,718
PHARMACEUTICALS — 0.87%
Mallinckrodt PLC[a]	24,721	782,914
Perrigo Co. PLC	33,423	2,706,929

		3,489,843
PROFESSIONAL SERVICES — 1.57%
Dun & Bradstreet Corp. (The)	9,455	1,104,628
ManpowerGroup Inc.	16,927	2,086,760
Nielsen Holdings PLC	84,639	3,137,568

		6,328,956
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Jones Lang LaSalle Inc.	11,425	1,479,423

		1,479,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.58%
KLA-Tencor Corp.	39,524	4,303,769
Marvell Technology Group Ltd.	110,709	2,044,795

		6,348,564
SOFTWARE — 0.89%
CA Inc.	79,621	2,578,128
Nuance Communications Inc.[a]	67,561	995,849

		3,573,977

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.85%
AutoNation Inc.[a,b]	16,865	$799,401
Bed Bath & Beyond Inc.	36,319	722,748
Best Buy Co. Inc.	66,861	3,742,879
Gap Inc. (The)	55,758	1,449,150
L Brands Inc.	62,888	2,706,700
Signet Jewelers Ltd.	15,385	1,008,795
Williams-Sonoma Inc.	20,454	1,055,426

		11,485,099
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.07%
NCR Corp.[a]	30,956	993,378
NetApp Inc.	68,411	3,038,817
Seagate Technology PLC	72,534	2,681,582
Xerox Corp.	53,798	1,630,617

		8,344,394
TEXTILES, APPAREL & LUXURY GOODS — 1.66%
PVH Corp.	19,630	2,489,280
Ralph Lauren Corp.	14,116	1,262,394
Tapestry Inc.	71,213	2,916,173

		6,667,847
THRIFTS & MORTGAGE FINANCE — 0.38%
New York Community Bancorp. Inc.	123,244	1,547,945

		1,547,945
TRADING COMPANIES & DISTRIBUTORS — 1.07%
HD Supply Holdings Inc.[a]	47,432	1,678,618
WW Grainger Inc.	13,230	2,615,571

		4,294,189

TOTAL COMMON STOCKS
(Cost: $354,172,234)		401,840,328

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.52%

MONEY MARKET FUNDS — 1.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	5,768,370	$5,769,524
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	339,040	339,040

		6,108,564
TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,108,243)		6,108,564

TOTAL INVESTMENTS IN SECURITIES — 101.37%
(Cost: $360,280,477)[f]		407,948,892
Other Assets, Less Liabilities — (1.37)%		(5,512,724)

NET ASSETS — 100.00%		$402,436,168

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $367,060,855. Net unrealized appreciation was $40,888,037, of which $64,647,913 represented gross unrealized appreciation on investments and $23,759,876 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	15,647,082	—		(9,878,712)[b]	5,768,370	$5,769,524	$(1,820)	$(232)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	172,460	166,579	[b]	—	339,040	339,040	—	—	2,195

						$6,108,564	$(1,820)	$(232)	$2,195

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$401,840,328	$—	$—	$401,840,328
Money market funds	6,108,564	—	—	6,108,564

Total	$407,948,892	$—	$—	$407,948,892

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.74%
Aerojet Rocketdyne Holdings Inc.[a,b]	31,361	$990,380
Curtiss-Wright Corp.	18,407	2,176,628
KLX Inc.[a,b]	21,427	1,175,485

		4,342,493
AIR FREIGHT & LOGISTICS — 0.24%
Hub Group Inc. Class Aa	13,986	605,594

		605,594
AIRLINES — 1.02%
Allegiant Travel Co.	5,237	714,327
Hawaiian Holdings Inc.[a]	22,369	749,361
Spirit Airlines Inc.[a,b]	28,968	1,074,423

		2,538,111
AUTO COMPONENTS — 1.17%
Tenneco Inc.	22,176	1,288,647
Visteon Corp.[a]	12,997	1,638,142

		2,926,789
BANKS — 12.72%
Ameris Bancorp.	15,513	743,073
BancFirst Corp.	7,017	383,479
Bank of Hawaii Corp.	17,783	1,451,271
BankUnited Inc.	44,526	1,551,731
Banner Corp.	13,821	792,220
Capital Bank Financial Corp. Class A	12,010	487,606
Cathay General Bancorp.	31,649	1,322,928
Columbia Banking System Inc.	24,379	1,060,730
CVB Financial Corp.	42,778	1,020,683
First Citizens BancShares Inc./NC Class A	3,623	1,467,315
First Financial Bancorp.	25,967	708,899
First Horizon National Corp.	97,644	1,832,778
First Merchants Corp.	17,387	747,641
Glacier Bancorp. Inc.	32,505	1,233,890
Great Western Bancorp. Inc.	24,509	994,820
Hilltop Holdings Inc.	31,383	739,384
Home BancShares Inc./AR	65,898	1,481,387
IBERIABANK Corp.	22,363	1,649,271
Independent Bank Corp./Rockland MA	11,458	826,122
MB Financial Inc.	34,951	1,605,649
Renasant Corp.	17,923	742,012
South State Corp.	12,188	1,097,529

Security	Shares	Value
Sterling Bancorp./DE	93,687	$2,346,859
TowneBank/Portsmouth VA	23,784	796,764
UMB Financial Corp.	18,344	1,348,834
Union Bankshares Corp.	18,261	630,187
United Community Banks Inc./GA	30,487	835,954
Wintrust Financial Corp.	23,272	1,891,781

		31,790,797
BEVERAGES — 0.27%
Boston Beer Co. Inc. (The) Class Aa,b	3,727	663,592

		663,592
BIOTECHNOLOGY — 0.34%
Array BioPharma Inc.[a]	80,276	838,884

		838,884
BUILDING PRODUCTS — 1.40%
Apogee Enterprises Inc.	12,053	575,289
Armstrong World Industries Inc.[a]	22,037	1,126,091
Builders FirstSource Inc.[a]	47,041	847,679
Universal Forest Products Inc.	8,529	962,924

		3,511,983
CAPITAL MARKETS — 1.87%
Evercore Inc. Class A	16,359	1,310,356
LPL Financial Holdings Inc.	37,524	1,861,566
Stifel Financial Corp.	28,477	1,510,135

		4,682,057
CHEMICALS — 4.41%
Cabot Corp.	25,942	1,581,424
Ferro Corp.[a]	34,962	832,795
GCP Applied Technologies Inc.[a]	29,843	872,908
HB Fuller Co.	21,057	1,197,511
Ingevity Corp.[a]	17,581	1,252,295
Innospec Inc.	10,049	621,531
Minerals Technologies Inc.	14,654	1,053,623
PolyOne Corp.	34,093	1,570,664
Sensient Technologies Corp.	18,285	1,390,574
Stepan Co.	8,262	659,803

		11,033,128
COMMERCIAL SERVICES & SUPPLIES — 4.26%
ABM Industries Inc.	23,171	972,487
Brady Corp. Class A	19,952	759,173
Brink’s Co. (The)	21,049	1,601,829
Covanta Holding Corp.	54,715	880,911
Deluxe Corp.	20,157	1,403,935
Herman Miller Inc.	24,973	839,093

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
HNI Corp.	18,421	$630,367
Matthews International Corp. Class A	13,442	844,830
Steelcase Inc. Class A	36,577	532,195
Tetra Tech Inc.	23,615	1,163,039
UniFirst Corp./MA	6,440	1,014,300

		10,642,159
COMMUNICATIONS EQUIPMENT — 2.87%
Ciena Corp.[a,b]	59,086	1,256,759
EchoStar Corp. Class Aa	20,028	1,120,566
Finisar Corp.[a,b]	47,542	1,119,139
Infinera Corp.[a,b]	61,927	518,329
NetScout Systems Inc.[a]	37,313	1,059,689
Oclaro Inc.[a,b]	70,485	582,911
Plantronics Inc.	14,042	636,945
Viavi Solutions Inc.[a]	95,020	881,786

		7,176,124
CONSTRUCTION & ENGINEERING — 1.97%
Dycom Industries Inc.[a,b]	12,978	1,139,858
Granite Construction Inc.	16,637	1,059,611
MasTec Inc.[a,b]	27,935	1,216,569
Valmont Industries Inc.	9,418	1,496,520

		4,912,558
CONSTRUCTION MATERIALS — 0.56%
Summit Materials Inc. Class Aa,b	44,814	1,407,160

		1,407,160
CONSUMER FINANCE — 1.90%
Credit Acceptance Corp.[a,b]	5,313	1,523,397
FirstCash Inc.	19,886	1,269,721
Green Dot Corp. Class Aa	18,963	1,073,685
LendingClub Corp.[a]	154,615	879,759

		4,746,562
CONTAINERS & PACKAGING — 0.36%
Silgan Holdings Inc.	30,864	902,772

		902,772
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.28%
Vonage Holdings Corp.[a]	86,440	702,757

		702,757
ELECTRIC UTILITIES — 0.30%
Otter Tail Corp.	16,471	756,842

		756,842

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.31%
Atkore International Group Inc.[a]	8,261	$159,520
AZZ Inc.	10,863	519,252
EnerSys	18,087	1,254,695
Generac Holdings Inc.[a,b]	25,901	1,349,183

		3,282,650
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Belden Inc.[b]	17,632	1,408,973
Dolby Laboratories Inc. Class A	24,182	1,401,105
Fabrinet[a,b]	15,613	580,491
Insight Enterprises Inc.[a]	14,951	673,543
Knowles Corp.[a,b]	37,365	618,765
TTM Technologies Inc.[a]	38,295	604,295

		5,287,172
ENERGY EQUIPMENT & SERVICES — 0.59%
Forum Energy Technologies Inc.[a,b]	30,686	441,878
U.S. Silica Holdings Inc.	33,913	1,034,686

		1,476,564
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.57%
American Assets Trust Inc.	17,324	671,998
Chesapeake Lodging Trust	25,016	697,946
Columbia Property Trust Inc.[b]	50,626	1,117,822
Corporate Office Properties Trust	41,460	1,323,818
Cousins Properties Inc.[b]	175,117	1,579,555
EastGroup Properties Inc.[b]	14,297	1,295,165
Education Realty Trust Inc.[b]	30,566	1,066,753
Empire State Realty Trust Inc. Class A	53,318	1,069,026
First Industrial Realty Trust Inc.	49,962	1,542,827
Four Corners Property Trust Inc.	25,572	631,117
GEO Group Inc. (The)	51,699	1,341,589
Gramercy Property Trust[b]	66,997	1,989,811
Healthcare Realty Trust Inc.	51,617	1,664,132
Life Storage Inc.[b]	19,414	1,569,040
LTC Properties Inc.	16,528	768,717
National Health Investors Inc.[b]	17,081	1,301,401
Paramount Group Inc.[b]	84,594	1,346,736
Pebblebrook Hotel Trust[b]	28,794	1,026,794
Piedmont Office Realty Trust Inc. Class Ab	60,629	1,172,565
PS Business Parks Inc.	8,296	1,097,810
Rayonier Inc.[b]	53,740	1,611,125

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
RLJ Lodging Trust	72,869	$1,578,343
Ryman Hospitality Properties Inc.	21,335	1,410,884
Sabra Health Care REIT Inc.	73,359	1,461,311
Saul Centers Inc.[b]	4,986	304,744
STAG Industrial Inc.[b]	38,515	1,051,460
Sunstone Hotel Investors Inc.[b]	93,942	1,533,133
Taubman Centers Inc.	25,300	1,194,666
Washington REIT	32,124	1,034,072
Xenia Hotels & Resorts Inc.	44,567	969,778

		36,424,138
FOOD & STAPLES RETAILING — 0.50%
Performance Food Group Co.[a]	35,089	993,019
Weis Markets Inc.	6,840	265,597

		1,258,616
FOOD PRODUCTS — 1.60%
B&G Foods Inc.	27,769	883,054
Cal-Maine Foods Inc.[a,b]	12,440	559,800
Darling Ingredients Inc.[a]	68,641	1,252,698
Lancaster Colony Corp.	8,138	1,019,040
Tootsie Roll Industries Inc.[b]	7,969	283,697

		3,998,289
GAS UTILITIES — 1.76%
New Jersey Resources Corp.	36,078	1,603,667
ONE Gas Inc.	21,793	1,677,625
South Jersey Industries Inc.	33,116	1,124,951

		4,406,243
HEALTH CARE EQUIPMENT & SUPPLIES — 0.42%
Haemonetics Corp.[a]	21,967	1,044,751

		1,044,751
HEALTH CARE PROVIDERS & SERVICES — 2.01%
Acadia Healthcare Co. Inc.[a,b]	34,054	1,067,933
AMN Healthcare Services Inc.[a,b]	20,022	878,966
HealthSouth Corp.	41,175	1,899,814
Premier Inc. Class Aa,b	21,553	704,137
Tenet Healthcare Corp.[a,b]	33,708	481,350

		5,032,200
HEALTH CARE TECHNOLOGY — 0.41%
Allscripts Healthcare Solutions Inc.[a]	75,421	1,016,675

		1,016,675
HOTELS, RESTAURANTS & LEISURE — 2.88%
Belmond Ltd. Class Aa	35,079	461,289
Bloomin’ Brands Inc.	39,030	693,953
Boyd Gaming Corp.	34,283	1,002,092
Choice Hotels International Inc.	15,099	1,053,155

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[b]	10,023	$1,564,891
Hilton Grand Vacations Inc.[a,b]	26,882	1,101,087
ILG Inc.	44,250	1,312,898

		7,189,365
HOUSEHOLD DURABLES — 0.81%
Helen of Troy Ltd.[a]	11,369	1,056,180
TopBuild Corp.[a]	14,842	979,424

		2,035,604
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co.[a]	4,319	164,899
Central Garden & Pet Co. Class Aa	14,593	538,628

		703,527
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.20%
Calpine Corp.[a]	150,440	2,247,574
NRG Yield Inc. Class A	14,452	265,194
NRG Yield Inc. Class C	26,233	487,934

		3,000,702
INSURANCE — 3.54%
Athene Holding Ltd. Class Aa,b	30,894	1,610,504
Enstar Group Ltd.[a]	4,389	999,814
National General Holdings Corp.	25,415	512,875
Navigators Group Inc. (The)	9,323	540,734
Primerica Inc.	18,713	1,656,100
ProAssurance Corp.	22,251	1,247,169
RLI Corp.	16,186	956,431
White Mountains Insurance Group Ltd.	1,485	1,320,388

		8,844,015
INTERNET & DIRECT MARKETING RETAIL — 0.42%
Liberty Expedia Holdings Inc. Class Aa,b	22,636	1,043,520

		1,043,520
IT SERVICES — 2.79%
Blackhawk Network Holdings Inc.[a]	23,658	803,189
CACI International Inc. Class Aa	10,197	1,465,819
CoreLogic Inc./U.S.[a]	35,291	1,655,148
DST Systems Inc.	25,222	1,478,514
Science Applications International Corp.	18,214	1,335,815
TeleTech Holdings Inc.	5,910	246,151

		6,984,636

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
LEISURE PRODUCTS — 0.13%
American Outdoor Brands Corp.[a,b]	22,449	$321,694

		321,694
MACHINERY — 3.96%
Astec Industries Inc.	8,007	415,964
Barnes Group Inc.	20,647	1,343,913
EnPro Industries Inc.	8,909	746,040
Franklin Electric Co. Inc.	16,068	731,094
Hillenbrand Inc.	26,320	1,040,956
ITT Inc.	36,690	1,711,222
Mueller Industries Inc.	24,067	836,328
REV Group Inc.	11,419	294,610
SPX FLOW Inc.[a]	17,674	728,699
Watts Water Technologies Inc. Class A	11,615	782,851
Welbilt Inc.[a,b]	57,974	1,278,906

		9,910,583
MARINE — 0.20%
Matson Inc.	18,017	490,603

		490,603
MEDIA — 2.19%
Cable One Inc.	1,955	1,387,679
EW Scripps Co. (The) Class Aa,b	23,080	400,207
John Wiley & Sons Inc. Class A	18,609	1,016,982
New York Times Co. (The) Class A	52,494	1,002,635
Nexstar Media Group Inc. Class A	19,259	1,228,724
Scholastic Corp.	11,555	426,842

		5,463,069
METALS & MINING — 1.93%
Carpenter Technology Corp.	19,525	972,150
Coeur Mining Inc.[a,b]	75,819	575,466
Commercial Metals Co.	48,348	941,819
Hecla Mining Co.	166,644	786,560
Kaiser Aluminum Corp.	7,045	698,723
Worthington Industries Inc.	18,692	850,486

		4,825,204
MULTILINE RETAIL — 0.38%
Big Lots Inc.	18,462	947,285

		947,285
OIL, GAS & CONSUMABLE FUELS — 1.59%
CONSOL Energy Inc.[a]	86,308	1,392,148
Gulfport Energy Corp.[a]	68,715	941,396
Laredo Petroleum Inc.[a,b]	55,724	664,230
SemGroup Corp. Class A	27,601	719,006

Security	Shares	Value
Tellurian Inc.[a,b]	24,561	$264,522

		3,981,302
PAPER & FOREST PRODUCTS — 0.24%
Neenah Paper Inc.	7,021	609,423

		609,423
PERSONAL PRODUCTS — 0.69%
Nu Skin Enterprises Inc. Class A	20,740	1,319,271
Revlon Inc. Class Aa,b	4,158	93,555
USANA Health Sciences Inc.[a,b]	4,790	314,703

		1,727,529
PHARMACEUTICALS — 2.75%
Akorn Inc.[a,b]	39,046	1,271,728
Catalent Inc.[a]	54,797	2,333,804
Horizon Pharma PLC[a]	68,216	925,009
Medicines Co. (The)[a]	26,693	767,157
Nektar Therapeutics[a]	65,177	1,570,114

		6,867,812
PROFESSIONAL SERVICES — 0.91%
Korn/Ferry International	24,144	1,009,944
On Assignment Inc.[a]	20,682	1,266,152

		2,276,096
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
St. Joe Co. (The)[a,b]	29,292	521,398

		521,398
ROAD & RAIL — 0.13%
Schneider National Inc. Class B	12,544	328,527

		328,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Amkor Technology Inc.[a]	52,984	613,025
Kulicke & Soffa Industries Inc.[a]	29,703	672,773
Semtech Corp.[a]	27,644	1,134,786
Versum Materials Inc.	45,365	1,908,959

		4,329,543
SOFTWARE — 0.34%
Progress Software Corp.	20,173	853,923

		853,923
SPECIALTY RETAIL — 2.09%
Aaron’s Inc.	25,990	956,432
American Eagle Outfitters Inc.	70,236	914,473
Children’s Place Inc. (The)	7,367	801,530
Murphy USA Inc.[a,b]	14,001	1,041,114
Office Depot Inc.	216,479	671,085

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Security	Shares	Value
Party City Holdco Inc.[a,b]	12,916	$144,013
RHa	7,856	706,412

		5,235,059
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.24%
Diebold Nixdorf Inc.	31,548	608,876

		608,876
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Skechers U.S.A. Inc. Class Aa	55,807	1,781,359
Steven Madden Ltd.[a,b]	22,233	867,087

		2,648,446
THRIFTS & MORTGAGE FINANCE — 0.77%
BofI Holding Inc.[a,b]	23,385	629,056
Washington Federal Inc.	36,987	1,287,148

		1,916,204
TOBACCO — 0.38%
Vector Group Ltd.	45,159	938,404

		938,404
TRADING COMPANIES & DISTRIBUTORS — 2.78%
Air Lease Corp.	40,024	1,739,043
Applied Industrial Technologies Inc.	16,305	1,037,813
MRC Global Inc.[a]	39,335	674,595
MSC Industrial Direct Co. Inc. Class A	18,800	1,558,520
Rush Enterprises Inc. Class Aa	13,013	660,800
Univar Inc.[a]	42,651	1,268,868

		6,939,639
WATER UTILITIES — 0.34%
California Water Service Group	19,979	839,118

		839,118

TOTAL COMMON STOCKS
(Cost: $213,692,368)		249,788,766

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.41%

MONEY MARKET FUNDS — 11.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	28,364,431	$28,370,104
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	153,100	153,100

		28,523,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,522,598)		28,523,204

TOTAL INVESTMENTS IN SECURITIES — 111.34%
(Cost: $242,214,966)[f]		278,311,970
Other Assets, Less Liabilities — (11.34)%		(28,335,229)

NET ASSETS — 100.00%		$249,976,741

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $244,620,579. Net unrealized appreciation was $33,691,391, of which $42,092,634 represented gross unrealized appreciation on investments and $8,401,243 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	19,820,010	8,544,421	[b]	—	28,364,431	$28,370,104	$(1,415)	$(3,903)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	23,943	129,157	[b]	—	153,100	153,100	—	—	1,007

						$28,523,204	$(1,415)	$(3,903)	$1,007

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$249,788,766	$—	$—	$249,788,766
Money market funds	28,523,204	—	—	28,523,204

Total	$278,311,970	$—	$—	$278,311,970

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 0.38%
Mercury Systems Inc.[a]	10,396	$524,686

		524,686
AIR FREIGHT & LOGISTICS — 0.27%
Forward Air Corp.	6,567	377,208

		377,208
AUTO COMPONENTS — 0.80%
Dorman Products Inc.[a,b]	6,571	454,122
LCI Industries	5,389	667,158

		1,121,280
BANKS — 3.49%
Community Bank System Inc.	10,926	604,099
Eagle Bancorp. Inc.[a]	6,738	449,088
FCB Financial Holdings Inc. Class Aa	9,390	438,513
First Financial Bankshares Inc.	14,308	653,160
LegacyTexas Financial Group Inc.	9,123	363,916
Pinnacle Financial Partners Inc.	15,931	1,054,632
ServisFirst Bancshares Inc.[b]	9,751	399,889
Texas Capital Bancshares Inc.[a]	10,706	921,251

		4,884,548
BEVERAGES — 0.34%
Coca-Cola Bottling Co. Consolidated	1,006	226,914
National Beverage Corp.	2,528	247,491

		474,405
BIOTECHNOLOGY — 9.36%
ACADIA Pharmaceuticals Inc.[a,b]	20,858	726,484
Agios Pharmaceuticals Inc.[a,b]	8,961	575,924
Bluebird Bio Inc.[a,b]	9,853	1,370,552
Blueprint Medicines Corp.[a]	7,524	499,744
Clovis Oncology Inc.[a,b]	10,506	791,837
Exact Sciences Corp.[a,b]	25,730	1,414,893
FibroGen Inc.[a,b]	15,896	887,792
Halozyme Therapeutics Inc.[a,b]	28,597	507,025
Intercept Pharmaceuticals Inc.[a,b]	3,848	237,152
Intrexon Corp.[a,b]	13,507	220,839
Ironwood Pharmaceuticals Inc.[a,b]	29,266	450,111
Juno Therapeutics Inc.[a]	18,349	824,054
Lexicon Pharmaceuticals Inc.[a,b]	10,261	104,560
Ligand Pharmaceuticals Inc.[a,b]	4,523	657,418
Portola Pharmaceuticals Inc.[a]	13,701	676,966
Puma Biotechnology Inc.[a]	6,502	827,705
Radius Health Inc.[a,b]	8,584	275,632

Security	Shares	Value
Sage Therapeutics Inc.[a]	7,382	$467,133
Sarepta Therapeutics Inc.[a]	13,074	644,679
Spark Therapeutics Inc.[a,b]	6,580	532,322
Ultragenyx Pharmaceutical Inc.[a,b]	8,556	394,346

		13,087,168
BUILDING PRODUCTS — 1.60%
AAON Inc.	8,785	307,475
American Woodmark Corp.[a]	3,089	298,398
Masonite International Corp.[a]	6,402	429,574
Simpson Manufacturing Co. Inc.	9,116	508,126
Trex Co. Inc.[a,b]	6,356	695,664

		2,239,237
CAPITAL MARKETS — 1.33%
Cohen & Steers Inc.	4,512	196,227
Financial Engines Inc.	13,684	493,992
Interactive Brokers Group Inc. Class A	15,415	832,718
Morningstar Inc.	3,966	337,943

		1,860,880
CHEMICALS — 0.74%
Balchem Corp.	6,908	582,275
Quaker Chemical Corp.	2,884	447,943

		1,030,218
COMMERCIAL SERVICES & SUPPLIES — 1.17%
Advanced Disposal Services Inc.[a]	8,999	224,255
Healthcare Services Group Inc.	15,791	835,186
MSA Safety Inc.	7,347	584,087

		1,643,528
COMMUNICATIONS EQUIPMENT — 1.53%
InterDigital Inc./PA	7,502	550,272
Lumentum Holdings Inc.[a,b]	13,258	837,243
ViaSat Inc.[a,b]	11,636	757,503

		2,145,018
CONSTRUCTION & ENGINEERING — 0.74%
EMCOR Group Inc.	12,773	1,028,354

		1,028,354
DISTRIBUTORS — 0.24%
Core-Mark Holding Co. Inc.	10,045	342,133

		342,133
DIVERSIFIED CONSUMER SERVICES — 0.96%
Grand Canyon Education Inc.[a]	10,386	929,651
Sotheby’sa	8,105	420,001

		1,349,652

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
Cogent Communications Holdings Inc.	8,958	$482,836
Globalstar Inc.[a,b]	99,838	160,739
Straight Path Communications Inc. Class Ba,b	1,582	287,149

		930,724
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.42%
II-VI Inc.[a,b]	12,034	543,937
Itron Inc.[a]	7,361	575,262
Littelfuse Inc.	4,904	1,024,936
Methode Electronics Inc.	7,981	374,309
OSI Systems Inc.[a]	3,807	336,463
Rogers Corp.[a]	3,928	597,370
Universal Display Corp.[b]	9,043	1,324,799

		4,777,076
ENERGY EQUIPMENT & SERVICES — 0.32%
Dril-Quip Inc.[a]	8,203	345,346
Keane Group Inc.[a,b]	6,263	96,701

		442,047
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.02%
Acadia Realty Trust[b]	18,066	508,558
Alexander & Baldwin Inc.	10,013	452,988
Alexander’s Inc.	817	335,787
CoreSite Realty Corp.[b]	7,378	817,114
Global Net Lease Inc.[b]	14,594	315,230
Physicians Realty Trust	38,458	668,400
QTS Realty Trust Inc. Class Ab	10,522	608,698
Retail Opportunity Investments Corp.	23,776	427,492
Rexford Industrial Realty Inc.	15,411	457,553
Starwood Waypoint Homes	27,706	1,006,005
Tanger Factory Outlet Centers Inc.[b]	20,575	468,081
Terreno Realty Corp.	11,346	416,625
Urban Edge Properties[b]	22,877	536,694

		7,019,225
FOOD & STAPLES RETAILING — 0.66%
PriceSmart Inc.	4,940	413,972
Sprouts Farmers Market Inc.[a]	27,320	505,147

		919,119
FOOD PRODUCTS — 1.52%
Hain Celestial Group Inc. (The)[a,b]	22,381	806,164
Hostess Brands Inc.[a]	17,359	200,149

Security	Shares	Value
J&J Snack Foods Corp.	3,248	$432,536
Snyder’s-Lance Inc.	18,388	691,941

		2,130,790
HEALTH CARE EQUIPMENT & SUPPLIES — 5.50%
Cantel Medical Corp.	7,649	750,214
Glaukos Corp.[a]	6,722	237,354
Globus Medical Inc. Class Aa,b	15,645	498,606
ICU Medical Inc.[a]	3,239	618,973
Inogen Inc.[a]	3,685	364,557
Insulet Corp.[a]	12,524	736,536
Integra LifeSciences Holdings Corp.[a]	13,674	639,670
Merit Medical Systems Inc.[a]	10,862	413,299
Neogen Corp.[a]	8,259	662,372
Nevro Corp.[a]	5,981	523,816
NuVasive Inc.[a]	10,984	623,122
NxStage Medical Inc.[a]	14,304	385,493
Penumbra Inc.[a,b]	6,425	646,034
Wright Medical Group NVa,b	22,546	590,930

		7,690,976
HEALTH CARE PROVIDERS & SERVICES — 1.62%
Amedisys Inc.[a]	6,168	296,742
Chemed Corp.	3,458	772,621
HealthEquity Inc.[a,b]	11,017	553,274
Molina Healthcare Inc.[a]	9,508	644,928

		2,267,565
HEALTH CARE TECHNOLOGY — 2.21%
athenahealth Inc.[a,b]	8,623	1,102,709
Cotiviti Holdings Inc.[a]	8,170	287,257
HMS Holdings Corp.[a,b]	18,218	350,514
Medidata Solutions Inc.[a,b]	12,633	950,381
Omnicell Inc.[a,b]	8,115	404,127

		3,094,988
HOTELS, RESTAURANTS & LEISURE — 4.31%
Buffalo Wild Wings Inc.[a,b]	3,347	395,615
Cheesecake Factory Inc. (The)	9,474	423,867
Churchill Downs Inc.	2,797	583,314
Dave & Buster’s Entertainment Inc.[a]	9,115	439,343
Hyatt Hotels Corp. Class Aa	10,290	644,771
Jack in the Box Inc.	6,362	658,531
Marriott Vacations Worldwide Corp.	5,201	684,556
Papa John’s International Inc.	5,761	392,036
Planet Fitness Inc. Class A	18,559	494,412
Texas Roadhouse Inc.	14,131	706,691
Wendy’s Co. (The)	39,471	600,354

		6,023,490

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 1.18%
Installed Building Products Inc.[a]	4,562	$317,971
iRobot Corp.[a,b]	5,996	402,871
La-Z-Boy Inc.	10,418	280,765
Tempur Sealy International Inc.[a]	9,920	648,471

		1,650,078
HOUSEHOLD PRODUCTS — 0.24%
WD-40 Co.	3,040	336,984

		336,984
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.66%
Ormat Technologies Inc.	7,678	498,532
Pattern Energy Group Inc.	18,611	429,356

		927,888
INTERNET & DIRECT MARKETING RETAIL — 1.18%
Groupon Inc.[a]	85,537	408,012
Nutrisystem Inc.	6,511	325,224
Shutterfly Inc.[a]	7,233	308,849
Wayfair Inc. Class Aa,b	8,761	612,394

		1,654,479
INTERNET SOFTWARE & SERVICES — 6.96%
2U Inc.[a,b]	11,121	707,629
Alarm.com Holdings Inc.[a]	5,372	250,765
Cimpress NVa,b	6,318	689,547
Cornerstone OnDemand Inc.[a,b]	11,353	435,501
Coupa Software Inc.[a]	5,624	195,434
Envestnet Inc.[a]	9,471	505,751
Etsy Inc.[a]	23,320	389,444
GoDaddy Inc. Class Aa	16,927	790,491
GrubHub Inc.[a,b]	18,652	1,138,145
j2 Global Inc.	10,427	773,058
MuleSoft Inc. Class Aa	3,257	76,181
New Relic Inc.[a]	9,096	466,898
NIC Inc.	14,384	244,528
Pandora Media Inc.[a,b]	52,570	384,287
Q2 Holdings Inc.[a]	7,134	303,552
Shutterstock Inc.[a,b]	3,967	154,673
Stamps.com Inc.[a]	3,400	762,960
TrueCar Inc.[a]	16,591	268,442
Twilio Inc. Class Aa,b	13,737	438,897
Yelp Inc.[a]	16,273	760,275

		9,736,458

Security	Shares	Value
IT SERVICES — 4.39%
Acxiom Corp.[a]	17,257	$434,186
Black Knight Inc.[a,b]	24,041	1,090,260
Cardtronics PLC Class Aa,b	9,858	225,748
EPAM Systems Inc.[a]	10,759	980,683
ExlService Holdings Inc.[a]	7,297	455,479
MAXIMUS Inc.	14,003	930,219
Square Inc. Class Aa,b	54,469	2,025,702

		6,142,277
LIFE SCIENCES TOOLS & SERVICES — 3.45%
Bio-Techne Corp.	8,060	1,056,021
Bruker Corp.	22,257	698,870
Cambrex Corp.[a]	7,093	306,772
Charles River Laboratories International Inc.[a]	10,282	1,195,694
INC Research Holdings Inc. Class Aa	12,155	694,658
PRA Health Sciences Inc.[a]	10,682	869,836

		4,821,851
MACHINERY — 2.78%
Albany International Corp. Class A	6,265	378,093
ESCO Technologies Inc.	5,601	324,578
John Bean Technologies Corp.	6,838	730,982
Mueller Water Products Inc. Class A	34,362	410,282
Proto Labs Inc.[a]	5,363	467,922
RBC Bearings Inc.[a]	5,243	649,188
Woodward Inc.	11,913	921,232

		3,882,277
MEDIA — 0.95%
AMC Entertainment Holdings Inc. Class Ab	11,937	165,924
Emerald Expositions Events Inc.	3,250	75,693
IMAX Corp.[a]	12,080	292,940
Madison Square Garden Co. (The)[a]	3,567	794,335

		1,328,892
MULTILINE RETAIL — 0.34%
Ollie’s Bargain Outlet Holdings Inc.[a]	10,645	475,299

		475,299
OIL, GAS & CONSUMABLE FUELS — 3.16%
Callon Petroleum Co.[a,b]	43,561	483,091
Carrizo Oil & Gas Inc.[a]	16,788	296,980
Centennial Resource Development Inc./DE Class Aa,b	28,845	560,458
Extraction Oil & Gas Inc.[a,b]	26,782	427,173
Jagged Peak Energy Inc.[a,b]	6,871	95,438

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
Kosmos Energy Ltd.[a,b]	49,778	$382,295
Matador Resources Co.[a,b]	20,857	553,753
PDC Energy Inc.[a,b]	14,245	725,498
SM Energy Co.[b]	22,181	473,121
SRC Energy Inc.[a,b]	43,525	415,229

		4,413,036
PHARMACEUTICALS — 1.44%
Aerie Pharmaceuticals Inc.[a]	7,852	484,861
Pacira Pharmaceuticals Inc./DEa,b	8,749	280,405
Prestige Brands Holdings Inc.[a,b]	11,454	537,193
Supernus Pharmaceuticals Inc.[a]	10,985	456,976
Theravance Biopharma Inc.[a,b]	8,875	256,133

		2,015,568
PROFESSIONAL SERVICES — 1.52%
Advisory Board Co. (The)[a]	8,816	475,403
Exponent Inc.	5,589	412,748
Insperity Inc.	4,007	380,264
TriNet Group Inc.[a]	8,880	308,313
WageWorks Inc.[a]	8,580	546,975

		2,123,703
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
Kennedy-Wilson Holdings Inc.	29,072	565,450

		565,450
ROAD & RAIL — 1.62%
Heartland Express Inc.[b]	10,794	230,236
Knight-Swift Transportation Holdings Inc.[a]	27,569	1,142,735
Landstar System Inc.	9,048	893,490

		2,266,461
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.82%
Advanced Energy Industries Inc.[a]	8,616	729,948
Ambarella Inc.[a,b]	7,273	410,488
Brooks Automation Inc.	15,115	519,805
Cabot Microelectronics Corp.	5,483	530,042
Cirrus Logic Inc.[a]	13,761	770,616
Cree Inc.[a,b]	21,123	754,091
Entegris Inc.	30,610	1,002,477
Inphi Corp.[a,b]	9,166	375,623
Integrated Device Technology Inc.[a]	28,790	894,505
MACOM Technology Solutions Holdings Inc.[a,b]	8,910	364,241
MaxLinear Inc.[a,b]	13,135	321,413

Security	Shares	Value
MKS Instruments Inc.	11,725	$1,273,921
Monolithic Power Systems Inc.	8,219	1,000,006
Power Integrations Inc.	6,448	518,097
Rambus Inc.[a,b]	23,699	348,612
Silicon Laboratories Inc.[a]	9,179	871,087
Xperi Corp.	10,694	245,962

		10,930,934
SOFTWARE — 9.56%
8x8 Inc.[a]	19,928	266,039
ACI Worldwide Inc.[a,b]	25,520	614,522
Blackbaud Inc.	10,376	1,051,089
Blackline Inc.[a]	3,166	112,456
CommVault Systems Inc.[a]	9,172	477,403
Ebix Inc.[b]	4,755	323,102
Ellie Mae Inc.[a,b]	7,433	668,598
Fair Isaac Corp.	6,613	959,943
FireEye Inc.[a]	37,415	633,062
HubSpot Inc.[a,b]	7,444	644,278
Imperva Inc.[a]	6,823	291,342
Manhattan Associates Inc.[a]	14,904	623,881
MicroStrategy Inc. Class Aa	2,033	268,885
Paycom Software Inc.[a,b]	10,541	866,470
Paylocity Holding Corp.[a]	5,812	310,419
Pegasystems Inc.	7,905	460,862
Proofpoint Inc.[a,b]	9,589	886,119
Qualys Inc.[a]	6,832	361,413
RealPage Inc.[a]	12,684	549,217
RingCentral Inc. Class Aa	13,812	582,176
Tableau Software Inc. Class Aa	13,546	1,098,445
Zendesk Inc.[a,b]	21,730	673,630
Zynga Inc. Class Aa,b	167,920	654,888

		13,378,239
SPECIALTY RETAIL — 0.72%
Five Below Inc.[a,b]	11,936	659,464
Monro Inc.	7,092	349,990

		1,009,454
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.44%
3D Systems Corp.[a,b]	24,674	305,464
Electronics For Imaging Inc.[a,b]	10,069	310,729

		616,193
TEXTILES, APPAREL & LUXURY GOODS — 0.28%
Columbia Sportswear Co.	6,349	396,051

		396,051

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.30%
Essent Group Ltd.[a]	17,835	$760,128
Kearny Financial Corp./MD	18,216	274,151
LendingTree Inc.[a]	1,638	439,066
WSFS Financial Corp.	6,813	338,606

		1,811,951
TRADING COMPANIES & DISTRIBUTORS — 1.10%
Beacon Roofing Supply Inc.[a]	14,388	797,239
GMS Inc.[a]	5,769	196,435
SiteOne Landscape Supply Inc.[a,b]	8,579	544,852

		1,538,526
WIRELESS TELECOMMUNICATION SERVICES — 0.27%
Shenandoah Telecommunications Co.	10,007	380,266

		380,266

TOTAL COMMON STOCKS (Cost: $108,866,012)		139,806,630

SHORT-TERM INVESTMENTS — 25.89%

MONEY MARKET FUNDS — 25.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	36,143,882	36,151,111
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	68,273	68,273

		36,219,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,216,829)		36,219,384

Value
TOTAL INVESTMENTS IN SECURITIES — 125.85%
(Cost: $145,082,841)[f]	$176,026,014
Other Assets, Less Liabilities — (25.85)%	(36,157,127)

NET ASSETS — 100.00%	$139,868,887

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $146,610,959. Net unrealized appreciation was $29,415,055, of which $35,170,373 represented gross unrealized appreciation on investments and $5,755,318 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	23,737,327	12,406,555	[b]	—	36,143,882	$36,151,111	$(1,140)	$(5,520)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	506,942	—		(438,669)[b]	68,273	68,273	—	—	334

						$36,219,384	$(1,140)	$(5,520)	$334

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$139,806,630	$—	$—	$139,806,630
Money market funds	36,219,384	—	—	36,219,384

Total	$176,026,014	$—	$—	$176,026,014

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.26%
Esterline Technologies Corp.[a]	22,576	$2,141,334
Moog Inc. Class Aa	27,633	2,425,072
Triumph Group Inc.	42,650	1,324,282

		5,890,688
AIR FREIGHT & LOGISTICS — 0.28%
Atlas Air Worldwide Holdings Inc.[a]	21,710	1,331,909

		1,331,909
AIRLINES — 0.45%
SkyWest Inc.	44,328	2,087,849

		2,087,849
AUTO COMPONENTS — 1.71%
American Axle & Manufacturing Holdings Inc.[a]	71,577	1,273,355
Cooper Tire & Rubber Co.	44,772	1,468,522
Cooper-Standard Holdings Inc.[a]	13,671	1,524,043
Dana Inc.	123,521	3,766,155

		8,032,075
BANKS — 10.51%
Associated Banc-Corp.	129,232	3,269,570
BancorpSouth Inc.	72,342	2,286,007
Chemical Financial Corp.	60,750	3,200,917
First Hawaiian Inc.	45,437	1,328,578
First Midwest Bancorp. Inc./IL	87,849	2,028,433
Fulton Financial Corp.	149,419	2,719,426
Hancock Holding Co.	72,347	3,526,916
Hope Bancorp Inc.	110,066	2,030,718
International Bancshares Corp.	46,326	1,880,836
NBT Bancorp. Inc.	37,376	1,425,521
Old National Bancorp./IN	115,970	2,110,654
Park National Corp.	11,164	1,225,695
Popular Inc.	87,090	3,194,461
Simmons First National Corp. Class A	33,637	1,940,855
TCF Financial Corp.	146,806	2,674,805
Trustmark Corp.	57,931	1,908,247
Umpqua Holdings Corp.	187,982	3,846,112
United Bankshares Inc./WV	89,618	3,221,767
Valley National Bancorp.	225,752	2,596,148
WesBanco Inc.	37,790	1,526,716
Westamerica Bancorp.	22,604	1,316,231

		49,258,613

Security	Shares	Value
BIOTECHNOLOGY — 0.87%
Avexis Inc.[a,b]	19,655	$2,054,144
Myriad Genetics Inc.[a,b]	58,499	2,005,346

		4,059,490
BUILDING PRODUCTS — 0.26%
JELD-WEN Holding Inc.[a]	32,419	1,195,613

		1,195,613
CAPITAL MARKETS — 3.46%
Artisan Partners Asset Management Inc. Class A	38,447	1,322,577
BGC Partners Inc. Class A	201,883	3,062,565
Federated Investors Inc. Class B NVS	74,774	2,323,228
Janus Henderson Group PLC	153,896	5,347,886
Legg Mason Inc.	74,347	2,838,569
Waddell & Reed Financial Inc. Class A	70,186	1,311,776

		16,206,601
CHEMICALS — 1.10%
Kronos Worldwide Inc.	19,196	505,047
Platform Specialty Products Corp.[a,b]	184,045	1,969,281
Trinseo SA	37,443	2,658,453

		5,132,781
COMMERCIAL SERVICES & SUPPLIES — 1.24%
ACCO Brands Corp.[a]	93,381	1,218,622
Clean Harbors Inc.[a]	44,487	2,380,499
Pitney Bowes Inc.	159,556	2,192,300

		5,791,421
COMMUNICATIONS EQUIPMENT — 0.42%
Acacia Communications Inc.[a,b]	16,525	699,173
NETGEAR Inc.[a,b]	27,155	1,266,781

		1,965,954
CONSTRUCTION & ENGINEERING — 0.96%
Chicago Bridge & Iron Co. NVb	86,877	1,211,065
KBR Inc.	119,697	2,349,652
Tutor Perini Corp.[a,b]	33,773	952,399

		4,513,116
CONSUMER FINANCE — 0.75%
Nelnet Inc. Class A	17,046	997,873
OneMain Holdings Inc.[a]	45,337	1,440,356
PRA Group Inc.[a,b]	38,729	1,080,539

		3,518,768

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
CONTAINERS & PACKAGING — 0.97%
Greif Inc. Class A NVS	22,142	$1,229,545
Owens-Illinois Inc.[a]	139,053	3,321,976

		4,551,521
DIVERSIFIED CONSUMER SERVICES — 1.07%
Adtalem Global Education Inc.	53,213	1,966,220
Graham Holdings Co. Class B	3,953	2,199,647
Houghton Mifflin Harcourt Co.[a]	87,842	869,636

		5,035,503
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.17%
Frontier Communications Corp.	67,716	820,041

		820,041
ELECTRIC UTILITIES — 3.70%
ALLETE Inc.	43,424	3,402,270
El Paso Electric Co.	34,717	1,996,228
Hawaiian Electric Industries Inc.	92,892	3,386,842
MGE Energy Inc.	29,712	1,962,478
PNM Resources Inc.	68,114	2,956,148
Portland General Electric Co.	76,041	3,630,197

		17,334,163
ELECTRICAL EQUIPMENT — 0.66%
Regal Beloit Corp.	38,086	3,090,679

		3,090,679
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.15%
Anixter International Inc.[a]	24,742	1,699,775
AVX Corp.	39,289	740,205
Benchmark Electronics Inc.[a]	42,860	1,326,517
Plexus Corp.[a]	28,775	1,767,648
Sanmina Corp.[a]	64,477	2,110,010
Tech Data Corp.[a]	29,675	2,752,950
VeriFone Systems Inc.[a,b]	95,644	1,824,887
Vishay Intertechnology Inc.[b]	114,611	2,550,095

		14,772,087
ENERGY EQUIPMENT & SERVICES — 3.20%
Diamond Offshore Drilling Inc.[a,b]	55,673	931,409
Ensco PLC Class A	370,085	1,994,758
Frank’s International NV	54,029	357,132
McDermott International Inc.[a,b]	243,128	1,609,507
Nabors Industries Ltd.	244,311	1,375,471
Oceaneering International Inc.	84,010	1,698,682
Oil States International Inc.[a,b]	43,831	1,010,305
Patterson-UTI Energy Inc.	182,124	3,602,413

Security	Shares	Value
RPC Inc.[b]	52,305	$1,271,535
Superior Energy Services Inc.[a]	131,253	1,157,651

		15,008,863
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.92%
Brandywine Realty Trust	150,008	2,623,640
CBL & Associates Properties Inc.[b]	143,621	1,125,989
CoreCivic Inc.	101,075	2,492,509
DiamondRock Hospitality Co.	171,696	1,864,618
Equity Commonwealth[a]	105,958	3,184,038
Government Properties Income Trust[b]	65,037	1,181,722
Kite Realty Group Trust	70,152	1,311,141
LaSalle Hotel Properties[b]	96,699	2,727,879
Lexington Realty Trust	185,233	1,874,558
Mack-Cali Realty Corp.	77,030	1,753,973
Outfront Media Inc.	118,397	2,776,410
Potlatch Corp.	34,764	1,800,775
Quality Care Properties Inc.[a]	80,637	1,276,484
Retail Properties of America Inc. Class A	197,526	2,413,768
Select Income REIT[b]	55,312	1,336,338
Summit Hotel Properties Inc.	89,495	1,414,916
Washington Prime Group Inc.[b]	159,540	1,249,198

		32,407,956
FOOD & STAPLES RETAILING — 0.36%
United Natural Foods Inc.[a,b]	43,337	1,680,175

		1,680,175
FOOD PRODUCTS — 1.63%
Dean Foods Co.	78,391	764,313
Flowers Foods Inc.	157,334	2,994,066
Fresh Del Monte Produce Inc.	29,724	1,323,015
Sanderson Farms Inc.	17,100	2,557,647

		7,639,041
GAS UTILITIES — 2.56%
Northwest Natural Gas Co.	24,610	1,632,874
Southwest Gas Holdings Inc.	40,631	3,347,588
Spire Inc.	41,211	3,253,608
WGL Holdings Inc.	43,725	3,747,233

		11,981,303
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Halyard Health Inc.[a]	40,000	1,686,000

		1,686,000
HEALTH CARE PROVIDERS & SERVICES — 1.71%
Brookdale Senior Living Inc.[a]	159,650	1,601,290
LifePoint Health Inc.[a,b]	34,313	1,652,171

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
Magellan Health Inc.[a]	20,274	$1,729,372
Owens & Minor Inc.	52,544	1,291,006
Select Medical Holdings Corp.[a]	91,215	1,746,767

		8,020,606
HOTELS, RESTAURANTS & LEISURE — 2.69%
Brinker International Inc.	42,021	1,290,885
Caesars Entertainment Corp.[a,b]	121,870	1,578,216
Extended Stay America Inc.	164,223	3,254,900
La Quinta Holdings Inc.[a]	69,469	1,224,044
Penn National Gaming Inc.[a]	37,798	986,150
Red Rock Resorts Inc. Class A	58,512	1,441,150
Scientific Games Corp. Class Aa,b	45,156	2,149,426
SeaWorld Entertainment Inc.[b]	58,392	670,340

		12,595,111
HOUSEHOLD DURABLES — 2.07%
KB Home	71,240	1,954,113
MDC Holdings Inc.	35,687	1,321,847
Meritage Homes Corp.[a,b]	32,549	1,585,136
TRI Pointe Group Inc.[a]	129,367	2,288,502
Tupperware Brands Corp.	43,514	2,556,448

		9,706,046
HOUSEHOLD PRODUCTS — 0.93%
Energizer Holdings Inc.	52,892	2,273,827
HRG Group Inc.[a]	128,636	2,086,476

		4,360,303
INSURANCE — 5.70%
American Equity Investment Life Holding Co.	66,228	1,954,388
American National Insurance Co.	7,430	904,454
AmTrust Financial Services Inc.	80,631	1,012,725
Argo Group International Holdings Ltd.	25,871	1,628,579
Aspen Insurance Holdings Ltd.	51,061	2,190,517
CNO Financial Group Inc.	135,410	3,245,778
FBL Financial Group Inc. Class A	8,587	664,204
Fidelity & Guaranty Life	10,359	322,165
Genworth Financial Inc. Class Aa	424,490	1,405,062
Hanover Insurance Group Inc. (The)	36,183	3,559,684
Horace Mann Educators Corp.	34,852	1,526,518
Kemper Corp.	41,672	2,671,175
Mercury General Corp.	31,214	1,747,048
Selective Insurance Group Inc.	49,855	2,971,358
Third Point Reinsurance Ltd.[a]	54,463	909,532

		26,713,187

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.22%
HSN Inc.	27,499	$1,036,712

		1,036,712
IT SERVICES — 2.29%
Conduent Inc.[a]	168,283	2,605,021
Convergys Corp.	79,830	2,054,026
Syntel Inc.[a]	34,030	794,941
Teradata Corp.[a,b]	107,567	3,598,116
Travelport Worldwide Ltd.	106,454	1,670,263

		10,722,367
LEISURE PRODUCTS — 0.12%
Acushnet Holdings Corp.	29,562	546,010

		546,010
LIFE SCIENCES TOOLS & SERVICES — 0.52%
VWR Corp.[a]	73,193	2,422,688

		2,422,688
MACHINERY — 4.54%
Actuant Corp. Class Ab	51,333	1,308,991
Kennametal Inc.	68,907	3,007,791
Meritor Inc.[a]	75,746	1,970,153
Navistar International Corp.[a,b]	55,414	2,344,566
Rexnord Corp.[a,b]	88,692	2,263,420
Terex Corp.	72,514	3,416,135
Timken Co. (The)	58,506	2,758,558
Trinity Industries Inc.	129,150	4,199,958

		21,269,572
MARINE — 0.69%
Kirby Corp.[a,b]	45,894	3,251,590

		3,251,590
MEDIA — 2.60%
AMC Networks Inc. Class Aa,b	44,544	2,266,399
Meredith Corp.	33,671	1,784,563
MSG Networks Inc. Class Aa,b	52,882	917,503
Regal Entertainment Group Class A	97,239	1,589,858
Sinclair Broadcast Group Inc. Class A	65,916	2,089,537
Time Inc.	85,633	993,343
Tribune Media Co. Class A	61,935	2,534,999

		12,176,202
METALS & MINING — 2.30%
AK Steel Holding Corp.[a,b]	270,146	1,239,970
Allegheny Technologies Inc.[a,b]	93,046	2,342,898
Cleveland-Cliffs Inc.[a,b]	253,406	1,510,300
Compass Minerals International Inc.	28,933	1,898,005
U.S. Steel Corp.	149,087	3,774,883

		10,766,056

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 3.29%
Apollo Commercial Real Estate Finance Inc.[b]	82,352	$1,488,101
Blackstone Mortgage Trust Inc. Class Ab	81,108	2,581,667
Chimera Investment Corp.[b]	160,360	2,934,588
CYS Investments Inc.	130,112	1,040,896
Invesco Mortgage Capital Inc.	95,728	1,648,436
MFA Financial Inc.	338,480	2,789,075
Two Harbors Investment Corp.[b]	298,026	2,920,655

		15,403,418
MULTI-UTILITIES — 1.77%
Avista Corp.	54,891	2,867,506
Black Hills Corp.	45,665	2,980,098
NorthWestern Corp.	41,424	2,455,614

		8,303,218

MULTILINE RETAIL — 0.36%
Dillard’s Inc. Class Ab	18,078	918,363
JC Penney Co. Inc.[a,b]	266,649	746,617

		1,664,980
OIL, GAS & CONSUMABLE FUELS — 3.96%
Arch Coal Inc. Class Ab	20,863	1,594,350
CVR Energy Inc.	13,707	376,257
Delek U.S. Holdings Inc.[b]	61,931	1,613,303
Oasis Petroleum Inc.[a,b]	203,589	1,923,916
PBF Energy Inc. Class A	93,814	2,717,792
Peabody Energy Corp.[a,b]	83,151	2,568,534
QEP Resources Inc.[a]	205,898	1,842,787
Southwestern Energy Co.[a,b]	435,462	2,416,814
Whiting Petroleum Corp.[a,b]	311,192	1,870,264
World Fuel Services Corp.	58,626	1,629,803

		18,553,820
PAPER & FOREST PRODUCTS — 1.62%
Domtar Corp.	53,546	2,533,797
KapStone Paper and Packaging Corp.	74,824	1,680,547
Louisiana-Pacific Corp.[a]	123,622	3,360,046

		7,574,390

PERSONAL PRODUCTS — 0.18%
Avon Products Inc.[a]	379,608	865,506

		865,506
PHARMACEUTICALS — 0.23%
Endo International PLC[a,b]	172,630	1,101,379

		1,101,379

Security	Shares	Value
PROFESSIONAL SERVICES — 0.31%
FTI Consulting Inc.[a]	33,904	$1,449,396

		1,449,396
ROAD & RAIL — 2.00%
Avis Budget Group Inc.[a]	62,222	2,566,658
Hertz Global Holdings Inc.[a,b]	71,567	1,779,871
Ryder System Inc.	45,229	3,667,167
Werner Enterprises Inc.	38,486	1,372,026

		9,385,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.04%
First Solar Inc.[a,b]	69,541	3,812,238
Synaptics Inc.[a,b]	29,013	1,076,962

		4,889,200
SOFTWARE — 0.89%
TiVo Corp.	104,255	1,892,228
Verint Systems Inc.[a]	53,628	2,263,102

		4,155,330
SPECIALTY RETAIL — 2.65%
Chico’s FAS Inc.	110,167	880,234
DSW Inc. Class A	62,245	1,191,992
GameStop Corp. Class A	86,675	1,619,956
Group 1 Automotive Inc.	16,811	1,320,840
Lithia Motors Inc. Class A	20,550	2,325,849
Penske Automotive Group Inc.	30,951	1,442,936
Sally Beauty Holdings Inc.[a,b]	112,289	1,943,722
Urban Outfitters Inc.[a,b]	69,581	1,706,126

		12,431,655
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Deckers Outdoor Corp.[a]	27,369	1,867,661
Wolverine World Wide Inc.	82,570	2,254,161

		4,121,822
THRIFTS & MORTGAGE FINANCE — 3.00%
Capitol Federal Financial Inc.	118,313	1,631,536
Flagstar Bancorp. Inc.[a]	18,310	684,245
MGIC Investment Corp.[a]	316,296	4,523,033
Nationstar Mortgage Holdings Inc.[a,b]	24,551	478,008
Northwest Bancshares Inc.	87,799	1,481,169
Provident Financial Services Inc.	51,937	1,412,686
Radian Group Inc.	183,787	3,852,176

		14,062,853
TOBACCO — 0.27%
Universal Corp./VA	21,764	1,248,165

		1,248,165

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.03%
Aircastle Ltd.	47,275	$1,099,616
BMC Stock Holdings Inc.[a]	51,793	1,110,960
GATX Corp.	33,088	1,965,758
NOW Inc.[a,b]	92,538	1,158,576
Triton International Ltd.	39,715	1,584,628
WESCO International Inc.[a]	41,038	2,591,550

		9,511,088

WATER UTILITIES — 0.36%
American States Water Co.	31,444	1,690,115

		1,690,115
WIRELESS TELECOMMUNICATION SERVICES — 0.58%
Telephone & Data Systems Inc.	78,404	2,285,477
U.S. Cellular Corp.[a,b]	12,171	445,337

		2,730,814

TOTAL COMMON STOCKS
(Cost: $417,514,807)		467,721,531
SHORT-TERM INVESTMENTS — 11.03%

MONEY MARKET FUNDS — 11.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	50,966,529	50,976,722
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	723,505	723,505

		51,700,227

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,697,646)		51,700,227

Value
TOTAL INVESTMENTS IN SECURITIES — 110.85%
(Cost: $469,212,453)[f]	$519,421,758

Other Assets, Less Liabilities — (10.85)%	(50,861,285)

NET ASSETS — 100.00%	$468,560,473

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $475,969,820. Net unrealized appreciation was $43,451,938, of which $77,623,399 represented gross unrealized appreciation on investments and $34,171,461 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	33,502,189	17,464,340	[b]	—	50,966,529	$50,976,722	$(4,247)	$(8,038)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	611,204	112,301	[b]	—	723,505	723,505	—	—	2,503

						$51,700,227	$(4,247)	$(8,038)	$2,503

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$467,721,531	$—	$—	$467,721,531
Money market funds	51,700,227	—	—	51,700,227

Total	$519,421,758	$—	$—	$519,421,758

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2017

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$786,158,973	$564,572,849	$326,694,783
Affiliated (Note 2)	574,826	10,111,264	2,568,011

Total cost of investments in securities	$786,733,799	$574,684,113	$329,262,794

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$961,935,758	$832,409,001	$374,629,237
Affiliated (Note 2)	574,826	12,515,943	4,215,221
Receivables:
Investment securities sold	—	3,746,900	—
Dividends and interest	654,807	347,844	633,210

Total Assets	963,165,391	849,019,688	379,477,668

LIABILITIES
Payables:
Investment securities purchased	—	3,409,934	—
Collateral for securities on loan (Note 1)	—	4,604,799	—
Investment advisory fees (Note 2)	160,669	173,713	82,672

Total Liabilities	160,669	8,188,446	82,672

NET ASSETS	$963,004,722	$840,831,242	$379,394,996

Net assets consist of:
Paid-in capital	$774,424,885	$628,050,819	$354,797,437
Undistributed net investment income	975,257	352,808	904,401
Undistributed net realized gain (accumulated net realized loss)	11,827,795	(57,813,216)	(25,888,506)
Net unrealized appreciation	175,776,785	270,240,831	49,581,664

NET ASSETS	$963,004,722	$840,831,242	$379,394,996

Shares outstanding[b]	6,250,000	5,550,000	3,750,000

Net asset value per share	$154.08	$151.50	$101.17

[a]	Securities on loan with values of $ —, $4,361,260 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$657,940,902	$179,467,861	$354,172,234
Affiliated (Note 2)	22,004,753	31,024,414	6,108,243

Total cost of investments in securities	$679,945,655	$210,492,275	$360,280,477

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$781,183,160	$243,655,497	$401,840,328
Affiliated (Note 2)	22,006,833	31,025,000	6,108,564
Receivables:
Dividends and interest	340,059	57,187	360,871

Total Assets	803,530,052	274,737,684	408,309,763

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	21,238,874	30,760,888	5,771,022
Investment advisory fees (Note 2)	167,051	61,467	102,573

Total Liabilities	21,405,925	30,822,355	5,873,595

NET ASSETS	$782,124,127	$243,915,329	$402,436,168

Net assets consist of:
Paid-in capital	$670,982,902	$253,722,022	$362,050,864
Undistributed net investment income	669,352	66,846	587,114
Accumulated net realized loss	(12,772,465)	(74,061,761)	(7,870,225)
Net unrealized appreciation	123,244,338	64,188,222	47,668,415

NET ASSETS	$782,124,127	$243,915,329	$402,436,168

Shares outstanding[b]	4,400,000	1,250,000	2,650,000

Net asset value per share	$177.76	$195.13	$151.86

[a]	Securities on loan with values of $20,600,240, $30,061,963 and $5,528,663, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$213,692,368	$108,866,012	$417,514,807
Affiliated (Note 2)	28,522,598	36,216,829	51,697,646

Total cost of investments in securities	$242,214,966	$145,082,841	$469,212,453

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$249,788,766	$139,806,630	$467,721,531
Affiliated (Note 2)	28,523,204	36,219,384	51,700,227
Cash	—	1,480	—
Receivables:
Dividends and interest	86,250	24,037	235,864

Total Assets	278,398,220	176,051,531	519,657,622

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	28,368,056	36,147,540	50,977,081
Investment advisory fees (Note 2)	53,423	35,104	120,068

Total Liabilities	28,421,479	36,182,644	51,097,149

NET ASSETS	$249,976,741	$139,868,887	$468,560,473

Net assets consist of:
Paid-in capital	$224,032,935	$114,103,105	$432,896,571
Undistributed (distributions in excess of) net investment income	(195,275)	(14,143)	310,502
Accumulated net realized loss	(9,957,923)	(5,163,248)	(14,855,905)
Net unrealized appreciation	36,097,004	30,943,173	50,209,305

NET ASSETS	$249,976,741	$139,868,887	$468,560,473

Shares outstanding[b]	1,500,000	800,000	3,200,000

Net asset value per share	$166.65	$174.84	$146.43

[a]	Securities on loan with values of $27,771,056, $36,011,136 and $49,641,179, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$9,889,573	$5,382,899	$5,241,797
Dividends — affiliated (Note 2)	4,736	78,464	48,011
Securities lending income — affiliated — net (Note 2)	498	50,395	1,578

Total investment income	9,894,807	5,511,758	5,291,386

EXPENSES
Investment advisory fees (Note 2)	890,512	987,982	471,226
Proxy fees	17,807	15,851	8,206

Total expenses	908,319	1,003,833	479,432

Net investment income	8,986,488	4,507,925	4,811,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,892)	14,070,246	9,551,713
Investments — affiliated (Note 2)	(148)	31,585	(189)
In-kind redemptions — unaffiliated	41,514,568	3,440,556	7,361,449
In-kind redemptions — affiliated (Note 2)	—	29,393	179,558

Net realized gain	41,442,528	17,571,780	17,092,531

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	24,778,053	64,668,108	6,108,244
Investments — affiliated (Note 2)	—	1,233,512	342,888

Net change in unrealized appreciation/depreciation	24,778,053	65,901,620	6,451,132

Net realized and unrealized gain	66,220,581	83,473,400	23,543,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,207,069	$87,981,325	$28,355,617

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,748,365	$947,293	$5,050,632
Dividends — affiliated (Note 2)	4,207	855	2,195
Securities lending income — affiliated — net (Note 2)	44,025	60,513	41,816

Total investment income	6,796,597	1,008,661	5,094,643

EXPENSES
Investment advisory fees (Note 2)	963,660	344,153	582,066
Proxy fees	16,154	4,627	8,272

Total expenses	979,814	348,780	590,338

Net investment income	5,816,783	659,881	4,504,305

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,048,109)	5,233,052	(7,519,263)
Investments — affiliated (Note 2)	(1,304)	(3,724)	(1,820)
In-kind redemptions — unaffiliated	34,600,548	—	15,486,601

Net realized gain	21,551,135	5,229,328	7,965,518

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	21,008,694	16,584,713	1,906,159
Investments — affiliated (Note 2)	(1,810)	(3,201)	(232)

Net change in unrealized appreciation/depreciation	21,006,884	16,581,512	1,905,927

Net realized and unrealized gain	42,558,019	21,810,840	9,871,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,374,802	$22,470,721	$14,375,750

[a]	Net of foreign withholding tax of $ —, $940 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,548,499	$370,825	$4,990,724
Dividends — affiliated (Note 2)	1,007	334	2,503
Securities lending income — affiliated — net (Note 2)	122,596	64,729	266,955

Total investment income	1,672,102	435,888	5,260,182

EXPENSES
Investment advisory fees (Note 2)	304,104	192,628	685,872
Proxy fees	5,223	2,517	10,357

Total expenses	309,327	195,145	696,229

Net investment income	1,362,775	240,743	4,563,953

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,993,608)	(2,529,306)	(12,989,331)
Investments — affiliated (Note 2)	(1,415)	(1,140)	(4,247)
In-kind redemptions — unaffiliated	12,718,007	6,308,692	25,170,917

Net realized gain	7,722,984	3,778,246	12,177,339

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	178,735	11,841,715	(5,320,337)
Investments — affiliated (Note 2)	(3,903)	(5,520)	(8,038)

Net change in unrealized appreciation/depreciation	174,832	11,836,195	(5,328,375)

Net realized and unrealized gain	7,897,816	15,614,441	6,848,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,260,591	$15,855,184	$11,412,917

[a]	Net of foreign withholding tax of $ —, $ — and $5,303, respectively.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,986,488	$13,290,659	$4,507,925	$6,847,617
Net realized gain	41,442,528	20,589,442	17,571,780	83,039,803
Net change in unrealized appreciation/depreciation	24,778,053	95,523,305	65,901,620	33,323,695

Net increase in net assets resulting from operations	75,207,069	129,403,406	87,981,325	123,211,115

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,746,955)	(14,027,823)	(4,400,569)	(6,602,273)

Total distributions to shareholders	(8,746,955)	(14,027,823)	(4,400,569)	(6,602,273)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	214,817,552	195,600,016	35,653,093	—
Cost of shares redeemed	(132,706,159)	(105,469,241)	(7,428,733)	(178,828,654)

Net increase (decrease) in net assets from capital share transactions	82,111,393	90,130,775	28,224,360	(178,828,654)

INCREASE (DECREASE) IN NET ASSETS	148,571,507	205,506,358	111,805,116	(62,219,812)

NET ASSETS
Beginning of period	814,433,215	608,926,857	729,026,126	791,245,938

End of period	$963,004,722	$814,433,215	$840,831,242	$729,026,126

Undistributed net investment income included in net assets at end of period	$975,257	$735,724	$352,808	$245,452

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	1,450,000	250,000	—
Shares redeemed	(900,000)	(800,000)	(50,000)	(1,450,000)

Net increase (decrease) in shares outstanding	550,000	650,000	200,000	(1,450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,811,954	$9,310,684	$5,816,783	$8,136,208
Net realized gain	17,092,531	12,618,005	21,551,135	18,146,683
Net change in unrealized appreciation/depreciation	6,451,132	23,309,033	21,006,884	72,413,881

Net increase in net assets resulting from operations	28,355,617	45,237,722	48,374,802	98,696,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,653,440)	(9,262,961)	(5,147,431)	(10,908,517)

Total distributions to shareholders	(4,653,440)	(9,262,961)	(5,147,431)	(10,908,517)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,415,105	63,995,622	119,231,881	194,357,540
Cost of shares redeemed	(38,990,116)	(8,803,920)	(127,942,005)	(74,601,122)

Net increase (decrease) in net assets from capital share transactions	(24,575,011)	55,191,702	(8,710,124)	119,756,418

INCREASE (DECREASE) IN NET ASSETS	(872,834)	91,166,463	34,517,247	207,544,673

NET ASSETS
Beginning of period	380,267,830	289,101,367	747,606,880	540,062,207

End of period	$379,394,996	$380,267,830	$782,124,127	$747,606,880

Undistributed net investment income included in net assets at end of period	$904,401	$745,887	$669,352	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	700,000	700,000	1,250,000
Shares redeemed	(400,000)	(100,000)	(750,000)	(500,000)

Net increase (decrease) in shares outstanding	(250,000)	600,000	(50,000)	750,000

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$659,881	$1,041,595	$4,504,305	$5,706,623
Net realized gain	5,229,328	14,963,559	7,965,518	15,751,694
Net change in unrealized appreciation/depreciation	16,581,512	14,102,165	1,905,927	24,847,634

Net increase in net assets resulting from operations	22,470,721	30,107,319	14,375,750	46,305,951

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(593,035)	(1,077,603)	(3,917,191)	(5,788,007)

Total distributions to shareholders	(593,035)	(1,077,603)	(3,917,191)	(5,788,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,264,790	8,674,396	59,547,963	218,613,528
Cost of shares redeemed	—	(32,286,642)	(52,094,297)	(69,309,929)

Net increase (decrease) in net assets from capital share transactions	9,264,790	(23,612,246)	7,453,666	149,303,599

INCREASE IN NET ASSETS	31,142,476	5,417,470	17,912,225	189,821,543

NET ASSETS
Beginning of period	212,772,853	207,355,383	384,523,943	194,702,400

End of period	$243,915,329	$212,772,853	$402,436,168	$384,523,943

Undistributed net investment income included in net assets at end of period	$66,846	$—	$587,114	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	50,000	400,000	1,550,000
Shares redeemed	—	(200,000)	(350,000)	(500,000)

Net increase (decrease) in shares outstanding	50,000	(150,000)	50,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,362,775	$2,473,563	$240,743	$680,788
Net realized gain	7,722,984	17,457,369	3,778,246	4,085,938
Net change in unrealized appreciation/depreciation	174,832	22,636,139	11,836,195	15,922,063

Net increase in net assets resulting from operations	9,260,591	42,567,071	15,855,184	20,688,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,558,050)	(3,674,180)	(254,886)	(1,467,651)

Total distributions to shareholders	(1,558,050)	(3,674,180)	(254,886)	(1,467,651)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,763,572	63,244,557	32,082,645	—
Cost of shares redeemed	(48,133,122)	(55,440,700)	(23,939,369)	(14,079,350)

Net increase (decrease) in net assets from capital share transactions	630,450	7,803,857	8,143,276	(14,079,350)

INCREASE IN NET ASSETS	8,332,991	46,696,748	23,743,574	5,141,788

NET ASSETS
Beginning of period	241,643,750	194,947,002	116,125,313	110,983,525

End of period	$249,976,741	$241,643,750	$139,868,887	$116,125,313

Distributions in excess of net investment income included in net assets at end of period	$(195,275)	$—	$(14,143)	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	400,000	200,000	—
Shares redeemed	(300,000)	(350,000)	(150,000)	(100,000)

Net increase (decrease) in shares outstanding	—	50,000	50,000	(100,000)

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap Value ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,563,953	$9,651,758
Net realized gain	12,177,339	27,960,765
Net change in unrealized appreciation/depreciation	(5,328,375)	37,241,224

Net increase in net assets resulting from operations	11,412,917	74,853,747

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,203,889)	(10,611,019)

Total distributions to shareholders	(4,203,889)	(10,611,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	92,525,283	150,252,156
Cost of shares redeemed	(112,725,147)	(111,943,167)

Net increase (decrease) in net assets from capital share transactions	(20,199,864)	38,308,989

INCREASE (DECREASE) IN NET ASSETS	(12,990,836)	102,551,717

NET ASSETS
Beginning of period	481,551,309	378,999,592

End of period	$468,560,473	$481,551,309

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$310,502	$(49,562)

SHARES ISSUED AND REDEEMED
Shares sold	650,000	1,050,000
Shares redeemed	(800,000)	(800,000)

Net increase (decrease) in shares outstanding	(150,000)	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$142.88	$120.58	$122.54	$110.41	$94.86	$79.37

Income from investment operations:
Net investment income[a]	1.51	2.57	2.27	2.33	2.17	1.88
Net realized and unrealized gain (loss)[b]	11.16	22.44	(1.27)	12.05	15.49	15.49

Total from investment operations	12.67	25.01	1.00	14.38	17.66	17.37

Less distributions from:
Net investment income	(1.47)	(2.71)	(2.96)	(2.25)	(2.11)	(1.88)

Total distributions	(1.47)	(2.71)	(2.96)	(2.25)	(2.11)	(1.88)

Net asset value, end of period	$154.08	$142.88	$120.58	$122.54	$110.41	$94.86

Total return	8.91%[c]	20.97%	0.87%	13.09%	18.80%	22.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$963,005	$814,433	$608,927	$667,832	$469,247	$336,736
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.02%	1.96%	1.91%	1.96%	2.13%	2.27%
Portfolio turnover rate[e]	22%[c]	45%	39%	27%	35%	63%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$136.27	$116.36	$118.09	$100.37	$83.14	$77.06

Income from investment operations:
Net investment income[a]	0.82	1.12	1.13	1.11	0.93	1.06
Net realized and unrealized gain (loss)[b]	15.21	19.88	(1.64)	17.67	17.26	6.08

Total from investment operations	16.03	21.00	(0.51)	18.78	18.19	7.14

Less distributions from:
Net investment income	(0.80)	(1.09)	(1.22)	(1.06)	(0.96)	(1.06)

Total distributions	(0.80)	(1.09)	(1.22)	(1.06)	(0.96)	(1.06)

Net asset value, end of period	$151.50	$136.27	$116.36	$118.09	$100.37	$83.14

Total return	11.81%[c]	18.15%	(0.44)%	18.77%	21.98%	9.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$840,831	$729,026	$791,246	$726,248	$521,926	$448,978
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.14%	0.91%	0.96%	0.99%	1.00%	1.37%
Portfolio turnover rate[e]	19%[c]	31%	22%	21%	23%	42%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$95.07	$85.03	$86.04	$82.96	$72.21	$62.95

Income from investment operations:
Net investment income[a]	1.25	2.53	2.56	2.21	2.05	1.84
Net realized and unrealized gain (loss)[b]	6.07	10.03	(1.03)	3.07	10.75	9.28

Total from investment operations	7.32	12.56	1.53	5.28	12.80	11.12

Less distributions from:
Net investment income	(1.22)	(2.52)	(2.54)	(2.20)	(2.05)	(1.86)

Total distributions	(1.22)	(2.52)	(2.54)	(2.20)	(2.05)	(1.86)

Net asset value, end of period	$101.17	$95.07	$85.03	$86.04	$82.96	$72.21

Total return	7.76%[c]	14.95%	1.92%	6.42%	17.98%	18.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$379,395	$380,268	$289,101	$305,434	$298,657	$259,965
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.55%	2.78%	3.10%	2.60%	2.67%	2.83%
Portfolio turnover rate[e]	12%[c]	31%	27%	14%	26%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$168.00	$145.96	$151.49	$133.53	$111.77	$96.32

Income from investment operations:
Net investment income[a]	1.30	2.01	2.30	2.01	1.55	1.46
Net realized and unrealized gain (loss)[b]	9.62	22.68	(5.42)	18.03	21.81	15.35

Total from investment operations	10.92	24.69	(3.12)	20.04	23.36	16.81

Less distributions from:
Net investment income	(1.16)	(2.65)	(2.41)	(2.08)	(1.60)	(1.36)

Total distributions	(1.16)	(2.65)	(2.41)	(2.08)	(1.60)	(1.36)

Net asset value, end of period	$177.76	$168.00	$145.96	$151.49	$133.53	$111.77

Total return	6.53%[c]	17.06%	(2.03)%	15.09%	21.04%	17.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$782,124	$747,607	$540,062	$515,075	$280,415	$195,605
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.51%	1.28%	1.59%	1.39%	1.26%	1.48%
Portfolio turnover rate[e]	24%[c]	56%	51%	55%	50%	90%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$177.31	$153.60	$165.11	$142.18	$119.51	$106.71

Income from investment operations:
Net investment income[a]	0.54	0.84	0.60	0.60	0.55	0.72
Net realized and unrealized gain (loss)[b]	17.76	23.76	(11.46)	23.19	22.75	12.93

Total from investment operations	18.30	24.60	(10.86)	23.79	23.30	13.65

Less distributions from:
Net investment income	(0.48)	(0.89)	(0.65)	(0.86)	(0.63)	(0.85)

Total distributions	(0.48)	(0.89)	(0.65)	(0.86)	(0.63)	(0.85)

Net asset value, end of period	$195.13	$177.31	$153.60	$165.11	$142.18	$119.51

Total return	10.33%[c]	16.06%	(6.58)%	16.78%	19.52%	12.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$243,915	$212,773	$207,355	$231,160	$199,052	$167,313
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.58%	0.52%	0.39%	0.39%	0.41%	0.67%
Portfolio turnover rate[e]	22%[c]	47%	44%	50%	41%	73%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$147.89	$125.61	$125.84	$118.75	$96.24	$79.43

Income from investment operations:
Net investment income[a]	1.74	2.87	2.86	2.38	2.28	2.02
Net realized and unrealized gain (loss)[b]	3.74	22.21	(0.12)	7.22	22.46	16.75

Total from investment operations	5.48	25.08	2.74	9.60	24.74	18.77

Less distributions from:
Net investment income	(1.51)	(2.80)	(2.97)	(2.51)	(2.23)	(1.96)

Total distributions	(1.51)	(2.80)	(2.97)	(2.51)	(2.23)	(1.96)

Net asset value, end of period	$151.86	$147.89	$125.61	$125.84	$118.75	$96.24

Total return	3.72%[c]	20.15%	2.29%	8.13%	25.94%	24.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$402,436	$384,524	$194,702	$226,507	$189,994	$120,302
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.32%	2.06%	2.37%	1.93%	2.11%	2.46%
Portfolio turnover rate[e]	19%[c]	38%	38%	33%	39%	66%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$161.10	$134.45	$140.33	$130.00	$107.69	$93.85

Income from investment operations:
Net investment income[a]	0.91	1.67	2.05	1.61	1.21	1.55
Net realized and unrealized gain (loss)[b]	5.70	27.48	(5.99)	10.40	22.28	14.04

Total from investment operations	6.61	29.15	(3.94)	12.01	23.49	15.59

Less distributions from:
Net investment income	(1.06)	(2.50)	(1.94)	(1.68)	(1.18)	(1.75)

Total distributions	(1.06)	(2.50)	(1.94)	(1.68)	(1.18)	(1.75)

Net asset value, end of period	$166.65	$161.10	$134.45	$140.33	$130.00	$107.69

Total return	4.12%[c]	21.86%	(2.78)%	9.27%	21.89%	16.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$249,977	$241,644	$194,947	$224,533	$214,500	$161,536
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.12%	1.13%	1.53%	1.19%	0.99%	1.63%
Portfolio turnover rate[e]	31%[c]	66%	65%	61%	68%	98%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$154.83	$130.57	$139.32	$125.88	$103.68	$92.49

Income from investment operations:
Net investment income[a]	0.31	0.86	0.83	0.77	0.67	0.87
Net realized and unrealized gain (loss)[b]	20.03	25.25	(8.79)	13.49	22.29	11.56

Total from investment operations	20.34	26.11	(7.96)	14.26	22.96	12.43

Less distributions from:
Net investment income	(0.33)	(1.85)	(0.79)	(0.82)	(0.76)	(1.24)

Total distributions	(0.33)	(1.85)	(0.79)	(0.82)	(0.76)	(1.24)

Net asset value, end of period	$174.84	$154.83	$130.57	$139.32	$125.88	$103.68

Total return	13.15%[c]	20.10%	(5.73)%	11.35%	22.16%	13.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$139,869	$116,125	$110,984	$118,423	$132,177	$93,315
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.37%	0.60%	0.62%	0.58%	0.55%	0.93%
Portfolio turnover rate[e]	27%[c]	63%	59%	61%	62%	81%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$143.75	$122.26	$128.47	$122.17	$103.19	$86.62

Income from investment operations:
Net investment income[a]	1.43	3.08	3.04	3.11	2.10	2.44
Net realized and unrealized gain (loss)[b]	2.58	21.83	(6.28)	6.40	19.15	16.53

Total from investment operations	4.01	24.91	(3.24)	9.51	21.25	18.97

Less distributions from:
Net investment income	(1.33)	(3.42)	(2.97)	(3.21)	(2.27)	(2.40)

Total distributions	(1.33)	(3.42)	(2.97)	(3.21)	(2.27)	(2.40)

Net asset value, end of period	$146.43	$143.75	$122.26	$128.47	$122.17	$103.19

Total return	2.82%[c]	20.58%	(2.42)%	7.83%	20.78%	22.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$468,560	$481,551	$379,000	$430,379	$366,517	$278,624
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.00%	2.29%	2.56%	2.47%	1.85%	2.67%
Portfolio turnover rate[e]	23%[c]	48%	51%	40%	52%	69%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Diversified
Morningstar Large-Cap Value	Diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Large-Cap Growth
Citigroup Global Markets Inc.	$55,239	$55,239	$—
Jefferies LLC	9,819	9,819	—
JPMorgan Securities LLC	1,012,085	1,012,085	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	340,978	340,978	—
Scotia Capital (USA) Inc.	58,061	58,061	—
UBS Securities LLC	2,690,632	2,690,632	—
Wells Fargo Securities LLC	194,446	194,446	—

	$4,361,260	$4,361,260	$—

Morningstar Mid-Cap
BNP Paribas Prime Brokerage Inc.	$2,286,568	$2,286,568	$—
Goldman Sachs & Co.	1,185,931	1,185,931	—
HSBC Bank PLC	55,845	51,751	(4,094)
JPMorgan Securities LLC	4,827,494	4,827,494	—
Merrill Lynch, Pierce, Fenner & Smith	5,829,814	5,829,814	—
Mizuho Securities USA Inc.	647,867	647,867	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,334,762	5,334,762	—
Nomura Securities International Inc.	6,630	6,630	—
State Street Bank & Trust Company	16,634	16,634	—
UBS Securities LLC	22,345	22,345	—
Wells Fargo Bank, National Association	386,350	386,350	—

	$20,600,240	$20,596,146	$(4,094)

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Mid-Cap Growth
BNP Paribas New York Branch	$64,838	$64,838	$—
BNP Paribas Prime Brokerage Inc.	2,586	2,586	—
BNP Paribas Prime Brokerage International Ltd.	1,556,204	1,556,204	—
Citigroup Global Markets Inc.	2,557,535	2,557,535	—
Credit Suisse Securities (USA) LLC	511,819	511,819	—
Deutsche Bank Securities Inc.	1,196,607	1,196,607	—
Goldman Sachs & Co.	4,601,714	4,601,714	—
HSBC Bank PLC	4,619,895	4,619,895	—
Jefferies LLC	52,464	52,464	—
JPMorgan Securities LLC	4,865,574	4,865,574	—
Merrill Lynch, Pierce, Fenner & Smith	1,312,102	1,299,021	(13,081)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,899,271	3,899,271	—
National Financial Services LLC	1,032,589	1,032,589	—
Nomura Securities International Inc.	32,260	32,260	—
Scotia Capital (USA) Inc.	372,189	372,189	—
State Street Bank & Trust Company	2,715,504	2,715,504	—
UBS AG	4,125	4,125	—
UBS Securities LLC	664,687	664,687	—

	$30,061,963	$30,048,882	$(13,081)

Morningstar Mid-Cap Value
Barclays Capital Inc.	$431,801	$431,801	$—
BNP Paribas Prime Brokerage Inc.	129,632	129,632	—
Credit Suisse Securities (USA) LLC	171,712	171,712	—
Deutsche Bank Securities Inc.	674,401	674,401	—
Goldman Sachs & Co.	1,489,958	1,489,958	—
HSBC Bank PLC	8,469	8,469	—
JPMorgan Securities LLC	86,365	86,365	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	188,629	188,629	—
Scotia Capital (USA) Inc.	571,724	571,724	—
UBS AG	1,068,240	1,068,240	—
Wells Fargo Securities LLC	707,732	707,732	—

	$5,528,663	$5,528,663	$—

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Small-Cap
Barclays Capital Inc.	$481,350	$480,374	$(976)
BNP Paribas New York Branch	1,144,908	1,144,908	—
Citigroup Global Markets Inc.	4,143,115	4,143,115	—
Credit Suisse Securities (USA) LLC	1,625,422	1,625,422	—
Deutsche Bank Securities Inc.	718,754	718,754	—
Goldman Sachs & Co.	5,800,100	5,800,100	—
HSBC Bank PLC	1,000,282	1,000,282	—
Jefferies LLC	130,281	130,281	—
JPMorgan Securities LLC	2,395,278	2,395,278	—
Merrill Lynch, Pierce, Fenner & Smith	2,793,671	2,793,671	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,376,137	3,376,137	—
National Financial Services LLC	203,917	203,917	—
Nomura Securities International Inc.	394,153	394,153	—
State Street Bank & Trust Company	1,302,720	1,302,720	—
UBS AG	16,950	16,950	—
UBS Securities LLC	1,976,504	1,976,504	—
Wells Fargo Securities LLC	267,514	267,514	—

	$27,771,056	$27,770,080	$(976)

Morningstar Small-Cap Growth
Barclays Capital Inc.	$141,534	$141,534	$—
BNP Paribas New York Branch	1,824,627	1,824,627	—
BNP Paribas Prime Brokerage Inc.	357,997	357,997	—
BNP Paribas Prime Brokerage International Ltd.	67,829	67,829	—
Citigroup Global Markets Inc.	2,833,943	2,833,943	—
Credit Suisse Securities (USA) LLC	3,187,266	3,187,266	—
Deutsche Bank Securities Inc.	2,822,614	2,768,749	(53,865)
Goldman Sachs & Co.	5,602,834	5,485,884	(116,950)
HSBC Bank PLC	1,764,007	1,743,867	(20,140)
JPMorgan Securities LLC	5,945,179	5,945,179	—
Merrill Lynch, Pierce, Fenner & Smith	3,788,843	3,788,843	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,532,885	3,532,885	—
National Financial Services LLC	180,194	180,194	—
Nomura Securities International Inc.	475,105	475,105	—
Scotia Capital (USA) Inc.	380,920	380,920	—
State Street Bank & Trust Company	1,587,671	1,587,671	—
Timber Hill LLC	173,324	173,324	—
UBS AG	510,501	510,501	—
UBS Securities LLC	496,917	496,917	—
Wells Fargo Securities LLC	336,946	336,946	—

	$36,011,136	$35,820,181	$(190,955)

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Small-Cap Value
Barclays Capital Inc.	$24,812	$24,812	$—
BNP Paribas New York Branch	2,431,533	2,431,533	—
BNP Paribas Prime Brokerage Inc.	104,125	104,125	—
Citigroup Global Markets Inc.	3,714,452	3,678,273	(36,179)
Credit Suisse Securities (USA) LLC	3,746,848	3,746,848	—
Deutsche Bank Securities Inc.	2,817,777	2,817,777	—
Goldman Sachs & Co.	5,873,308	5,873,308	—
HSBC Bank PLC	2,082,082	2,082,082	—
Jefferies LLC	67,069	67,069	—
JPMorgan Securities LLC	7,781,487	7,781,487	—
Merrill Lynch, Pierce, Fenner & Smith	635,938	635,938	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,358,017	9,358,017	—
National Financial Services LLC	1,869,768	1,869,768	—
Nomura Securities International Inc.	329,685	329,685	—
State Street Bank & Trust Company	2,034,581	2,034,581	—
UBS AG	2,278,864	2,278,864	—
UBS Securities LLC	334,112	334,112	—
Wells Fargo Securities LLC	4,156,721	4,156,721	—

	$49,641,179	$49,605,000	$(36,179)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30

iShares ETF	Investment Advisory Fee
Morningstar Mid-Cap Value	0.30%
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$266
Morningstar Large-Cap Growth	21,609
Morningstar Large-Cap Value	820
Morningstar Mid-Cap	21,870
Morningstar Mid-Cap Growth	28,685

iShares ETF	Fees Paid to BTC
Morningstar Mid-Cap Value	$17,730
Morningstar Small-Cap	52,285
Morningstar Small-Cap Growth	30,527
Morningstar Small-Cap Value	109,660

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$135,630,521	$95,558,568
Morningstar Large-Cap Growth	56,067,288	78,554,708
Morningstar Large-Cap Value	25,032,425	35,126,661
Morningstar Mid-Cap	64,105,894	80,908,927
Morningstar Mid-Cap Growth	23,423,889	31,514,396
Morningstar Mid-Cap Value	46,580,418	37,685,767
Morningstar Small-Cap	27,258,832	34,786,865
Morningstar Small-Cap Growth	9,552,518	10,953,077
Morningstar Small-Cap Value	28,302,473	38,479,533
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$196,793,147	$196,844,775
Morningstar Large-Cap Growth	152,207,637	149,507,680
Morningstar Large-Cap Value	46,216,183	46,688,832
Morningstar Mid-Cap	184,337,757	181,547,396
Morningstar Mid-Cap Growth	51,376,818	51,072,108
Morningstar Mid-Cap Value	75,699,833	74,666,613
Morningstar Small-Cap	73,752,490	73,744,397
Morningstar Small-Cap Growth	33,820,877	34,139,592
Morningstar Small-Cap Value	107,990,077	105,685,092

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$214,369,452	$132,171,946
Morningstar Large-Cap Growth	35,601,016	7,421,050
Morningstar Large-Cap Value	14,375,738	38,612,850
Morningstar Mid-Cap	116,897,273	127,746,526
Morningstar Mid-Cap Growth	9,229,728	—
Morningstar Mid-Cap Value	58,741,576	51,479,254
Morningstar Small-Cap	48,154,078	47,447,760
Morningstar Small-Cap Growth	31,719,609	23,721,415
Morningstar Small-Cap Value	89,218,401	111,433,087

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of April 30, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Morningstar Large-Cap	$15,343,320	$10,657,565	$—	$26,000,885
Morningstar Large-Cap Growth	5,598,724	66,358,290	982,680	72,939,694
Morningstar Large-Cap Value	—	34,918,156	5,511,604	40,429,760
Morningstar Mid-Cap	12,931,978	13,624,906	—	26,556,884
Morningstar Mid-Cap Growth	—	74,231,212	3,999,375	78,230,587
Morningstar Mid-Cap Value	1,993,220	7,062,145	—	9,055,365
Morningstar Small-Cap	9,489,900	6,154,821	—	15,644,721
Morningstar Small-Cap Growth	—	7,413,376	—	7,413,376
Morningstar Small-Cap Value	11,242,751	9,082,688	—	20,325,439

[a]	Must be utilized prior to loses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares Morningstar Large-Cap ETF, iShares Morningstar Large-Cap Value ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

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pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Morningstar Large-Cap Growth ETF and iShares Morningstar Mid-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the

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Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Morningstar Large-Cap	$1.460387	$—	$0.009111	$1.469498	99%	—%	1%	100%
Morningstar Large-Cap Growth	0.780756	—	0.022491	0.803247	97	—	3	100
Morningstar Mid-Cap	1.052562	—	0.104164	1.156726	91	—	9	100
Morningstar Mid-Cap Growth	0.426227	—	0.055454	0.481681	88	—	12	100
Morningstar Mid-Cap Value	1.427818	—	0.078794	1.506612	95	—	5	100
Morningstar Small-Cap	0.873442	—	0.184000	1.057442	83	—	17	100
Morningstar Small-Cap Growth	0.247323	—	0.084287	0.331610	75	—	25	100
Morningstar Small-Cap Value	1.089402	—	0.245166	1.334568	82	—	18	100

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-404-1017

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Cohen & Steers REIT ETF | ICF | Cboe BZX
➢	iShares Core U.S. REIT ETF | USRT | NYSE Arca
➢	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
➢	iShares Global REIT ETF | REET | NYSE Arca
➢	iShares International Developed Real Estate ETF | IFGL | NASDAQ

Fund Performance Overview

iSHARES® COHEN & STEERS REIT ETF

Performance as of October 31, 2017

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 1.57%, net of fees, while the total return for the Index was 1.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.95%	4.90%	5.31%	4.95%	4.90%	5.31%
5 Years	9.01%	9.02%	9.41%	53.93%	53.99%	56.76%
10 Years	4.44%	4.45%	4.70%	54.48%	54.62%	58.35%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.70	$1.73	$1,000.00	$1,023.50	$1.73	0.34%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Specialized REITs	21.40%
Retail REITs	19.87
Residential REITs	19.07
Office REITs	14.87
Health Care REITs	12.40
Industrial REITs	9.34
Hotel & Resort REITs	3.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*

Equinix Inc.	7.60%
Simon Property Group Inc.	7.60
Prologis Inc.	7.21
Public Storage	6.53
AvalonBay Communities Inc.	5.26
Equity Residential	5.20
Welltower Inc.	5.16
Digital Realty Trust Inc.	5.10
Ventas Inc.	4.69
Boston Properties Inc.	3.93

TOTAL	58.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. REIT ETF

Performance as of October 31, 2017

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE NAREIT Equity REITs Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 1.39%, net of fees, while the total return for the Index was 1.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.78%	5.80%	5.76%	5.78%	5.80%	5.76%
5 Years	8.30%	8.31%	8.69%	49.01%	49.03%	51.65%
10 Years	4.98%	4.95%	5.35%	62.57%	62.17%	68.46%

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE NAREIT Equity REITs Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.90	$0.41	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR As of 10/31/17

Sector	Percentage of Total Investments*
Specialized REITs	19.38%
Retail REITs	17.92
Residential REITs	16.81
Office REITs	12.77
Health Care REITs	11.79
Industrial REITs	7.65
Diversified REITs	7.64
Hotel & Resort REITs	6.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/17

Security	Percentage of Total Investments*
Simon Property Group Inc.	5.76%
Equinix Inc.	4.29
Prologis Inc.	4.06
Public Storage	3.66
AvalonBay Communities Inc.	2.98
Welltower Inc.	2.93
Digital Realty Trust Inc.	2.89
Equity Residential	2.86
Ventas Inc.	2.66
Boston Properties Inc.	2.23

TOTAL	34.32%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2017

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 9.29%, net of fees, while the total return for the Index was 9.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.50%	18.82%	18.60%	18.50%	18.82%	18.60%
5 Years	8.69%	8.70%	8.81%	51.69%	51.77%	52.50%
Since Inception	1.49%	1.50%	1.46%	15.87%	16.03%	15.51%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.90	$2.53	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector/Investment Type	Percentage of Total Investments*

Real Estate Operating Companies	39.16%
Retail REITs	24.40
Diversified REITs	15.70
Office REITs	6.54
Industrial REITs	5.31
Diversified Real Estate Activities	2.29
Residential REITs	1.86
Health Care REITs	1.79
Real Estate Development	1.37
Specialized REITs	1.09
Hotels, Resorts & Cruise Lines	0.49

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/17

Country	Percentage of Total Investments*

United Kingdom	28.46%
Germany	22.85
France	19.74
Sweden	8.57
Switzerland	5.41
Spain	4.20
Belgium	3.61
Netherlands	2.12
Austria	2.05
Ireland	1.21

TOTAL	98.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL REIT ETF

Performance as of October 31, 2017

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA/NAREIT Global REIT Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 1.22%, net of fees, while the total return for the Index was 0.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.36%	4.27%	3.50%	4.36%	4.27%	3.50%
Since Inception	4.57%	4.59%	3.85%	15.98%	16.07%	13.33%

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.20	$0.71	$1,000.00	$1,024.50	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Retail REITs	25.86%
Diversified REITs	15.05
Office REITs	14.30
Residential REITs	13.33
Industrial REITs	9.56
Health Care REITs	8.83
Specialized REITs	7.99
Hotel & Resort REITs	4.83
Real Estate Operating Companies	0.25

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/17

Country	Percentage of Total Investments*

United States	64.40%
Australia	6.98
Japan	6.42
United Kingdom	5.39
France	4.17
Canada	3.05
Singapore	2.58
Hong Kong	1.74
South Africa	1.44
Spain	0.89

TOTAL	97.06%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2017

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA/NAREIT Developed ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 5.54%, net of fees, while the total return for the Index was 5.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.44%	10.51%	10.59%	10.44%	10.51%	10.59%
5 Years	4.69%	4.71%	5.01%	25.78%	25.90%	27.66%
Since Inception	0.56%	0.57%	0.76%	5.76%	5.82%	7.85%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.40	$2.49	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector/Investment Type	Percentage of Total Investments*

Retail REITs	21.52%
Diversified Real Estate Activities	20.53
Real Estate Operating Companies	18.18
Diversified REITs	14.74
Office REITs	9.02
Industrial REITs	6.65
Real Estate Development	4.54
Residential REITs	2.49
Other**	2.33

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/17

Country	Percentage of Total Investments*

Japan	21.57%
Hong Kong	17.29
Australia	12.15
United Kingdom	10.47
Germany	8.41
France	7.26
Canada	5.95
Singapore	5.80
Sweden	3.15
Switzerland	1.99

TOTAL	94.04%

*	Excludes money market funds.
**	Other includes sector and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

HEALTH CARE REITS — 12.38%
HCP Inc.	3,089,524	$79,833,300
Ventas Inc.[a]	2,339,858	146,826,090
Welltower Inc.[a]	2,414,320	161,662,867

		388,322,257
HOTEL & RESORT REITS — 3.04%
Host Hotels & Resorts Inc.[a]	4,877,503	95,403,959

		95,403,959
INDUSTRIAL REITS — 9.33%
Duke Realty Corp.[a]	2,344,596	66,774,094
Prologis Inc.	3,496,626	225,812,107

		292,586,201
OFFICE REITS — 14.84%
Alexandria Real Estate Equities Inc.	600,487	74,436,369
Boston Properties Inc.	1,014,454	122,931,536
Douglas Emmett Inc.[a]	968,294	38,528,418
Highwoods Properties Inc.	672,670	34,339,803
Kilroy Realty Corp.[a]	648,029	46,159,106
SL Green Realty Corp.[a]	671,430	64,242,422
Vornado Realty Trust[a]	1,135,765	85,023,368

		465,661,022
RESIDENTIAL REITS — 19.03%
American Campus Communities Inc.[a]	884,018	36,757,469
AvalonBay Communities Inc.	908,492	164,736,854
Equity LifeStyle Properties Inc.[a]	573,667	50,758,056
Equity Residential[a]	2,420,831	162,825,093
Essex Property Trust Inc.[a]	432,525	113,507,536
UDR Inc.[a]	1,763,046	68,388,554

		596,973,562
RETAIL REITS — 19.83%
Federal Realty Investment Trust[a]	476,295	57,403,073
GGP Inc.[a]	4,128,991	80,350,165
Kimco Realty Corp.[a]	2,806,551	50,966,966
National Retail Properties Inc.[a]	983,348	39,510,923
Realty Income Corp.[a]	1,800,413	96,628,166
Regency Centers Corp.[a]	964,412	59,359,559
Simon Property Group Inc.[a]	1,531,229	237,845,800

		622,064,652

Security	Shares	Value
SPECIALIZED REITS — 21.36%
Digital Realty Trust Inc.[a]	1,349,133	$159,791,313
Equinix Inc.	513,711	238,105,048
Extra Space Storage Inc.[a]	830,199	67,735,936
Public Storage[a]	985,778	204,302,490

		669,934,787

TOTAL COMMON STOCKS
(Cost: $2,911,822,782)		3,130,946,440

SHORT-TERM INVESTMENTS — 8.05%

MONEY MARKET FUNDS — 8.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[b,c,d]	246,764,267	246,813,621
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[b,c]	5,826,028	5,826,028

		252,639,649

TOTAL SHORT-TERM INVESTMENTS
(Cost: $252,615,170)		252,639,649

TOTAL INVESTMENTS IN SECURITIES — 107.86% (Cost: $3,164,437,952)[e]		3,383,586,089
Other Assets, Less Liabilities — (7.86)%		(246,569,355)

NET ASSETS — 100.00%		$3,137,016,734

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $3,257,720,971. Net unrealized appreciation was $125,879,796, of which $364,773,614 represented gross unrealized appreciation on investments and $238,893,818 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	293,336,971	—		(46,572,704)[b]	246,764,267	$246,813,621	$8,328	$(45,318)	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	3,451,206	2,374,822	[b]	—	5,826,028	5,826,028	—	—		15,546

						$252,639,649	$8,328	$(45,318)		$15,546

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	179	Dec 2017	$5,656	$14,678

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,130,946,440	$—	$—	$3,130,946,440
Money market funds	252,639,649	—	—	252,639,649

Total	$3,383,586,089	$—	$—	$3,383,586,089

Derivative financial instruments[a]:
Assets:
Futures contracts	$14,678	$—	$—	$14,678

Total	$14,678	$—	$—	$14,678

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. REIT ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

DIVERSIFIED REITS — 7.63%
American Assets Trust Inc.	9,612	$372,849
Armada Hoffler Properties Inc.[a]	11,392	162,564
Colony NorthStar Inc. Class A	127,557	1,566,400
Empire State Realty Trust Inc. Class A	30,295	607,415
Forest City Realty Trust Inc. Class A	57,480	1,415,732
Gladstone Commercial Corp.	7,022	152,097
Global Net Lease Inc.[a]	15,953	344,585
Gramercy Property Trust	35,691	1,060,023
Investors Real Estate Trust[a]	30,210	176,729
Lexington Realty Trust	55,670	563,380
Liberty Property Trust	34,797	1,492,095
One Liberty Properties Inc.	3,742	90,669
PS Business Parks Inc.	4,678	619,040
Select Income REIT[a]	15,065	363,970
Spirit Realty Capital Inc.	114,633	952,600
STORE Capital Corp.	40,351	996,266
VEREIT Inc.	230,907	1,821,856
Washington REIT	18,248	587,403
WP Carey Inc.	24,947	1,700,138

		15,045,811
HEALTH CARE REITS — 11.76%
CareTrust REIT Inc.	18,162	343,262
Community Healthcare Trust Inc.	4,531	124,285
Global Medical REIT Inc.	5,485	46,403
HCP Inc.	110,708	2,860,695
Healthcare Realty Trust Inc.[a]	29,012	935,347
Healthcare Trust of America Inc. Class A	46,952	1,410,908
LTC Properties Inc.	9,328	433,845
MedEquities Realty Trust Inc.	7,295	84,768
Medical Properties Trust Inc.[a]	85,557	1,131,919
National Health Investors Inc.[a]	9,381	714,738
New Senior Investment Group Inc.	19,107	170,817
Omega Healthcare Investors Inc.[a]	46,053	1,329,090
Physicians Realty Trust	42,516	738,928
Quality Care Properties Inc.[b]	22,500	356,175
Sabra Health Care REIT Inc.	41,234	821,381
Senior Housing Properties Trust	25,827	475,217
Universal Health Realty Income Trust	3,132	229,294
Ventas Inc.	83,362	5,230,965

Security	Shares	Value
Welltower Inc.	86,167	$5,769,742

		23,207,779
HOTEL & RESORT REITS — 6.03%
Apple Hospitality REIT Inc.	49,709	941,489
Ashford Hospitality Prime Inc.	6,945	67,505
Ashford Hospitality Trust Inc.	19,103	134,294
Chatham Lodging Trust	9,507	206,777
Chesapeake Lodging Trust	12,300	343,170
DiamondRock Hospitality Co.	47,305	513,732
Hersha Hospitality Trust	9,788	173,150
Hospitality Properties Trust	15,909	454,679
Host Hotels & Resorts Inc.	171,570	3,355,909
LaSalle Hotel Properties	26,819	756,564
Park Hotels & Resorts Inc.	34,158	983,409
Pebblebrook Hotel Trust[a]	16,297	581,151
RLJ Lodging Trust	39,994	866,270
Ryman Hospitality Properties Inc.	10,437	690,199
Summit Hotel Properties Inc.	24,854	392,942
Sunstone Hotel Investors Inc.	53,384	871,227
Xenia Hotels & Resorts Inc.	25,494	554,750

		11,887,217
INDUSTRIAL REITS — 7.64%
DCT Industrial Trust Inc.	21,757	1,262,341
Duke Realty Corp.	83,622	2,381,555
EastGroup Properties Inc.	7,945	719,738
First Industrial Realty Trust Inc.	28,140	868,963
Monmouth Real Estate Investment Corp.	16,849	287,107
Prologis Inc.	123,830	7,996,941
Rexford Industrial Realty Inc.	16,796	498,673
STAG Industrial Inc.	22,020	601,146
Terreno Realty Corp.	12,246	449,673

		15,066,137
OFFICE REITS — 12.75%
Alexandria Real Estate Equities Inc.	21,820	2,704,807
Boston Properties Inc.	36,218	4,388,897
Brandywine Realty Trust	40,979	716,723
Columbia Property Trust Inc.	29,083	642,153
Corporate Office Properties Trust	23,586	753,101
Cousins Properties Inc.	98,483	888,317
Douglas Emmett Inc.	34,371	1,367,622
Easterly Government Properties Inc.	9,313	187,378
Equity Commonwealth[b]	28,512	856,786

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

October 31, 2017

Security	Shares	Value
Franklin Street Properties Corp.	25,697	$256,970
Government Properties Income Trust	7,189	130,624
Highwoods Properties Inc.	24,068	1,228,671
Hudson Pacific Properties Inc.	37,021	1,252,050
JBG SMITH Properties[b]	20,416	637,183
Kilroy Realty Corp.	22,812	1,624,899
Mack-Cali Realty Corp.	21,559	490,898
NorthStar Realty Europe Corp.	13,296	179,097
Paramount Group Inc.[a]	47,045	748,956
Piedmont Office Realty Trust Inc. Class Aa	34,355	664,426
SL Green Realty Corp.	22,683	2,170,309
Tier REIT Inc.	11,678	228,539
Vornado Realty Trust	40,545	3,035,199

		25,153,605
RESIDENTIAL REITS — 16.77%
Altisource Residential Corp.[a]	12,391	132,212
American Campus Communities Inc.	31,695	1,317,878
American Homes 4 Rent Class A	56,825	1,209,236
Apartment Investment & Management Co. Class A	36,782	1,617,672
AvalonBay Communities Inc.	32,359	5,867,657
Bluerock Residential Growth REIT Inc.	6,072	68,553
Camden Property Trust	21,464	1,958,375
Clipper Realty Inc.	4,391	47,730
Education Realty Trust Inc.	17,340	605,166
Equity LifeStyle Properties Inc.	19,226	1,701,117
Equity Residential	83,792	5,635,850
Essex Property Trust Inc.	15,370	4,033,549
Independence Realty Trust Inc.	17,407	176,681
Invitation Homes Inc.[a]	20,984	473,609
Mid-America Apartment Communities Inc.	26,633	2,725,888
NexPoint Residential Trust Inc.[a]	4,443	105,521
Preferred Apartment Communities Inc. Class A	8,150	161,778
Starwood Waypoint Homes	30,053	1,091,224
Sun Communities Inc.	17,906	1,616,196
UDR Inc.	62,605	2,428,448
UMH Properties Inc.	7,727	115,441

		33,089,781

Security	Shares	Value
RETAIL REITS — 17.89%
Acadia Realty Trust[a]	14,975	$421,546
Agree Realty Corp.	6,455	305,257
Alexander’s Inc.	530	217,830
Brixmor Property Group Inc.	72,067	1,259,010
CBL & Associates Properties Inc.	33,687	264,106
Cedar Realty Trust Inc.	20,655	112,363
DDR Corp.	73,449	563,354
Federal Realty Investment Trust[a]	16,930	2,040,404
Getty Realty Corp.	7,704	218,871
GGP Inc.[a]	144,815	2,818,100
Kimco Realty Corp.	97,605	1,772,507
Kite Realty Group Trust	14,532	271,603
Macerich Co. (The)	32,214	1,758,884
National Retail Properties Inc.	35,054	1,408,470
Pennsylvania REIT[a]	16,841	163,695
Ramco-Gershenson Properties Trust	19,368	244,618
Realty Income Corp.[a]	64,155	3,443,199
Regency Centers Corp.	35,082	2,159,297
Retail Opportunity Investments Corp.	25,931	466,239
Retail Properties of America Inc. Class A	54,902	670,902
Saul Centers Inc.[a]	2,728	166,735
Simon Property Group Inc.	73,016	11,341,575
Tanger Factory Outlet Centers Inc.[a]	22,008	500,682
Taubman Centers Inc.	13,985	660,372
Urban Edge Properties[a]	23,107	542,090
Urstadt Biddle Properties Inc. Class A	7,498	162,932
Washington Prime Group Inc.	44,373	347,441
Weingarten Realty Investors	28,409	865,054
Whitestone REIT[a]	9,539	127,441

		35,294,577
SPECIALIZED REITS — 19.35%
CoreCivic Inc.	27,923	688,581
CoreSite Realty Corp.[a]	8,026	888,879
CubeSmart[a]	42,736	1,163,274
CyrusOne Inc.	20,543	1,261,135
Digital Realty Trust Inc.[a]	47,993	5,684,291
EPR Properties	14,833	1,026,147
Equinix Inc.	18,252	8,459,802
Extra Space Storage Inc.[a]	28,722	2,343,428

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

October 31, 2017

Security	Shares	Value
Farmland Partners Inc.[a]	9,079	$75,810
Four Corners Property Trust Inc.	14,954	369,065
Gaming and Leisure Properties Inc.	47,307	1,728,598
GEO Group Inc. (The)	28,829	748,112
Gladstone Land Corp.	2,831	37,454
Iron Mountain Inc.	61,896	2,475,840
Lamar Advertising Co. Class Aa	19,618	1,381,892
Life Storage Inc.[a]	10,853	877,139
National Storage Affiliates Trust[a]	10,668	264,460
Outfront Media Inc.	32,827	769,793
Public Storage	34,765	7,205,046
QTS Realty Trust Inc. Class A	11,394	659,143
Safety Income and Growth Inc.[a]	3,214	57,756

		38,165,645

TOTAL COMMON STOCKS (Cost: $188,362,728)		196,910,552

SHORT-TERM INVESTMENTS — 7.89%

MONEY MARKET FUNDS — 7.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	15,333,941	15,337,007
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	225,696	225,696

		15,562,703

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,562,438)		15,562,703

Value
TOTAL INVESTMENTS IN SECURITIES — 107.71% (Cost: $203,925,166)[f]	$212,473,255
Other Assets, Less Liabilities — (7.71)%	(15,206,511)

NET ASSETS — 100.00%	$197,266,744

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $204,923,343. Net unrealized appreciation was $7,547,204, of which $13,612,533 represented gross unrealized appreciation on investments and $6,065,329 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	9,053,353	6,280,588	[b]	—	15,333,941	$15,337,007	$(918)	$(422)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	158,729	66,967	[b]	—	225,696	225,696	—	—	938

						$15,562,703	$(918)	$(422)	$938

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

October 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	10	Dec 2017	$316	$(2,708)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$196,910,552	$—	$—	$196,910,552
Money market funds	15,562,703	—	—	15,562,703

Total	$212,473,255	$—	$—	$212,473,255

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(2,708)	$—	$—	$(2,708)

Total	$(2,708)	$—	$—	$(2,708)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

AUSTRIA — 2.04%
BUWOG AG	16,672	$480,890
CA Immobilien Anlagen AG	10,773	307,475

		788,365
BELGIUM — 3.60%
Aedifica SA	2,802	267,011
Befimmo SA	3,013	187,223
Cofinimmo SA	3,215	408,052
Intervest Offices & Warehouses NV	2,470	62,987
Leasinvest Real Estate SCA	315	35,177
Retail Estates NV	841	67,415
Warehouses De Pauw CVA	2,601	281,278
Wereldhave Belgium NV	333	35,301
Xior Student Housing NV	961	44,780

		1,389,224
FINLAND — 0.63%
Citycon OYJ	60,013	146,536
Technopolis OYJ	21,804	98,300

		244,836
FRANCE — 19.67%
ANF Immobilier	1,034	26,681
Carmila SA	3,335	92,369
Fonciere des Regions	6,089	620,174
Gecina SA	6,926	1,123,934
ICADE	5,485	479,231
Klepierre SA	31,987	1,272,354
Mercialys SA	6,352	123,761
Unibail-Rodamco SE	15,423	3,860,215

		7,598,719
GERMANY — 22.76%
ADLER Real Estate AGa,b	4,697	72,419
ADO Properties SAc	4,537	223,096
alstria office REIT AG	20,638	292,233
Deutsche Euroshop AG	7,528	274,274
Deutsche Wohnen SE Bearer	55,255	2,353,664
DIC Asset AG	6,712	78,582
Grand City Properties SA	16,952	363,367
Hamborner REIT AG	11,824	125,154
LEG Immobilien AG	9,846	1,000,192
TAG Immobilien AG	22,831	392,704
TLG Immobilien AG	12,153	281,312
Vonovia SE	75,575	3,324,432
WCM Beteiligungs & Grundbesitz-AG	2,895	12,364

		8,793,793

Security	Shares	Value
IRELAND — 1.21%
Green REIT PLC	106,953	$188,138
Hibernia REIT PLC	107,286	184,350
Irish Residential Properties REIT PLC	54,434	93,534

		466,022
ITALY — 0.53%
Beni Stabili SpA SIIQ	157,783	139,695
Immobiliare Grande Distribuzione SIIQ SpA	55,866	64,593

		204,288
NETHERLANDS — 2.11%
Eurocommercial Properties NV	7,335	305,480
NSI NV	2,692	102,094
VastNed Retail NV	2,808	122,931
Wereldhave NV	6,285	285,657

		816,162
NORWAY — 0.61%
Entra ASA[c]	17,043	234,339

		234,339
SPAIN — 4.18%
Axiare Patrimonio SOCIMI SA	9,752	182,905
Hispania Activos Inmobiliarios SOCIMI SA	13,764	237,389
Inmobiliaria Colonial SOCIMI SA	39,008	371,219
Lar Espana Real Estate SOCIMI SA	13,878	136,192
Merlin Properties SOCIMI SA	52,190	688,850

		1,616,555
SWEDEN — 8.54%
Castellum AB	41,950	672,960
Catena AB	2,364	42,074
D. Carnegie & Co. ABa,b	5,597	77,385
Dios Fastigheter AB	12,972	85,222
Fabege AB	20,534	433,648
Fastighets AB Balder Class Ba	15,090	392,941
Hemfosa Fastigheter AB	23,364	283,824
Hufvudstaden AB Class A	17,049	280,627
Klovern AB Class B	87,973	118,428
Kungsleden AB	29,385	209,722
Pandox AB	10,416	189,861
Wallenstam AB Class B	28,753	268,578
Wihlborgs Fastigheter AB	10,325	245,182

		3,300,452
SWITZERLAND — 5.39%
Allreal Holding AG Registered	2,190	366,465
Mobimo Holding AG Registered	950	240,168

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
PSP Swiss Property AG Registered	6,108	$538,004
Swiss Prime Site AG Registered	10,996	939,315

		2,083,952
UNITED KINGDOM — 28.34%
Assura PLC	278,792	223,614
Big Yellow Group PLC	22,566	232,990
British Land Co. PLC (The)	159,893	1,276,103
Capital & Counties Properties PLC	113,713	401,523
Capital & Regional PLC	83,032	60,093
Custodian Reit PLC	50,167	77,945
Daejan Holdings PLC	708	58,245
Derwent London PLC	15,571	553,330
Empiric Student Property PLC	91,051	117,586
F&C Commercial Property Trust Ltd.	82,126	155,409
F&C UK REIT	37,777	53,176
GCP Student Living PLC	59,776	115,100
Grainger PLC	63,704	235,515
Great Portland Estates PLC	50,727	418,661
Hammerson PLC	123,409	858,737
Hansteen Holdings PLC	124,964	227,346
Helical PLC	15,321	62,461
Intu Properties PLC	137,846	395,394
Land Securities Group PLC	110,861	1,422,125
LondonMetric Property PLC	99,311	232,637
Medicx Fund Ltd.	65,816	78,879
NewRiver REIT PLC	46,348	206,124
Phoenix Spree Deutschland Ltd.	12,173	51,971
Picton Property Income Ltd. (The)	83,483	95,341
Primary Health Properties PLC	88,457	139,198
Redefine International PLC/Isle of Man	186,623	92,216
Regional REIT Ltd.[c]	38,708	53,715
Safestore Holdings PLC	31,659	187,169
Schroder REIT Ltd.	81,055	64,313
Segro PLC	155,126	1,118,578
Shaftesbury PLC	34,839	458,018
Standard Life Investment Property Income Trust Ltd.	60,124	73,255
Target Healthcare REIT Ltd.	37,154	57,850
Tritax Big Box REIT PLC	211,912	414,515
UK Commercial Property Trust Ltd.	101,765	118,314
UNITE Group PLC (The)	36,974	345,171
Workspace Group PLC	18,707	219,851

		10,952,468

TOTAL COMMON STOCKS (Cost: $39,424,481)		38,489,175

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	293,978	$294,037
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	8,024	8,024

		302,061

TOTAL SHORT-TERM INVESTMENTS (Cost: $302,029)		302,061

TOTAL INVESTMENTS IN SECURITIES — 100.39% (Cost: $39,726,510)[g]		38,791,236
Other Assets, Less Liabilities — (0.39)%		(149,441)

NET ASSETS — 100.00%		$38,641,795

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $40,316,266. Net unrealized depreciation was $1,525,030, of which $3,701,251 represented gross unrealized appreciation on investments and $5,226,281 represented gross unrealized depreciation on investments.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	318,995	—	(25,017)[b]	293,978	$294,037	$(110)	$(48)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	27,687	—	(19,663)[b]	8,024	8,024	—	—	79

					$302,061	$(110)	$(48)	$79

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,489,175	$—	$—	$38,489,175
Money market funds	302,061	—	—	302,061

Total	$38,791,236	$—	$—	$38,791,236

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AUSTRALIA — 6.97%
BWP Trust	201,404	$477,178
Charter Hall Retail REIT	142,709	444,254
Cromwell Property Group	627,224	480,924
Dexus	405,167	3,035,166
Goodman Group	700,165	4,488,079
GPT Group (The)	720,691	2,812,682
Investa Office Fund	224,387	770,779
Mirvac Group	1,480,409	2,735,600
Scentre Group	2,049,164	6,316,210
Shopping Centres Australasia Property Group	303,753	547,321
Stockland	969,526	3,360,096
Vicinity Centres	1,320,085	2,682,264
Westfield Corp.	767,772	4,574,115

		32,724,668
BELGIUM — 0.76%
Aedifica SA	6,913	658,760
Befimmo SA	7,812	485,425
Cofinimmo SA	8,189	1,039,359
Intervest Offices & Warehouses NV	8,097	206,480
Leasinvest Real Estate SCA	1,247	139,255
Retail Estates NV	1,961	157,194
Warehouses De Pauw CVA	6,374	689,299
Wereldhave Belgium NV	1,240	131,453
Xior Student Housing NV	1,863	86,812

		3,594,037
CANADA — 3.05%
Allied Properties REIT	34,128	1,094,447
Artis REIT	61,526	663,895
Boardwalk REIT[a]	15,684	484,353
Canadian Apartment Properties REIT	54,321	1,435,666
Canadian REIT	29,774	1,076,308
Cominar REIT	74,676	801,734
Crombie REIT	34,867	361,896
Dream Global REIT	52,888	457,452
Dream Office REIT	32,163	545,656
Granite REIT	18,824	727,785
H&R REIT	116,121	1,929,495
Killam Apartment REIT	25,501	261,320
Northview Apartment Real Estate Investment Trust	20,691	373,661

Security	Shares	Value
Pure Industrial Real Estate Trust	107,648	$556,152
RioCan REIT	131,226	2,490,963
SmartCentres Real Estate Investment Trust	46,678	1,049,359

		14,310,142
CHINA — 0.13%
Spring REIT[a]	536,000	235,648
Yuexiu REIT	623,000	392,879

		628,527
FRANCE — 4.16%
ANF Immobilier	3,774	97,383
Carmila SA	8,603	238,275
Fonciere des Regions	15,270	1,555,273
Gecina SA	17,950	2,912,882
ICADE	13,857	1,210,703
Klepierre SA	82,463	3,280,148
Mercialys SA	17,386	338,745
Unibail-Rodamco SE	39,589	9,908,711

		19,542,120
GERMANY — 0.24%
alstria office REIT AGa	53,312	754,896
Hamborner REIT AGa	33,379	353,308

		1,108,204
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	10,510

		10,510
HONG KONG — 1.73%
Champion REIT	877,000	632,868
Link REIT	893,500	7,507,104

		8,139,972
IRELAND — 0.27%
Green REIT PLC	292,430	514,406
Hibernia REIT PLC	294,546	506,119
Irish Residential Properties REIT PLC	156,733	269,314

		1,289,839
ITALY — 0.11%
Beni Stabili SpA SIIQ	403,788	357,498
Immobiliare Grande Distribuzione SIIQ SpA	148,148	171,291

		528,789
JAPAN — 6.41%
Activia Properties Inc.	244	955,558

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Security	Shares	Value
Advance Residence Investment Corp.	511	$1,202,062
AEON REIT Investment Corp.[a]	568	571,849
Daiwa House REIT Investment Corp.	606	1,413,271
Frontier Real Estate Investment Corp.	181	709,632
Fukuoka REIT Corp.	348	493,993
GLP J-REIT	1,054	1,058,360
Hulic Reit Inc.	398	555,161
Industrial & Infrastructure Fund Investment Corp.	146	595,538
Invincible Investment Corp.	1,616	655,616
Japan Excellent Inc.	514	603,881
Japan Hotel REIT Investment Corp.	1,647	1,088,530
Japan Logistics Fund Inc.	334	599,630
Japan Prime Realty Investment Corp.	345	1,109,720
Japan Real Estate Investment Corp.	495	2,317,522
Japan Rental Housing Investments Inc.	650	449,617
Japan Retail Fund Investment Corp.	1,087	1,926,620
Kenedix Office Investment Corp.	145	778,404
Mori Hills REIT Investment Corp.	600	700,167
Mori Trust Sogo REIT Inc.	431	614,847
Nippon Accommodations Fund Inc.	181	698,482
Nippon Building Fund Inc.	512	2,469,207
Nippon Prologis REIT Inc.	714	1,500,512
Nomura Real Estate Master Fund Inc.	1,618	2,023,390
Orix JREIT Inc.	1,054	1,447,940
Premier Investment Corp.	553	488,127
Sekisui House Reit Inc.	386	427,681
Sekisui House Residential Investment Corp.	469	458,558
TOKYU REIT Inc.	397	466,072
United Urban Investment Corp.	1,195	1,717,359

		30,097,306
MEXICO — 0.68%
Fibra Uno Administracion SA de CV	1,269,782	2,002,552
Macquarie Mexico Real Estate Management SA de CV	380,600	457,589

Security	Shares	Value
PLA Administradora Industrial S. de RL de CV	276,453	$426,452
Prologis Property Mexico SA de CV	169,212	331,874

		3,218,467
NETHERLANDS — 0.46%
Eurocommercial Properties NV	19,000	791,292
NSI NV	7,456	282,769
VastNed Retail NV	7,831	342,832
Wereldhave NV	16,051	729,526

		2,146,419
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.[a]	614,248	557,548

		557,548
SINGAPORE — 2.57%
Ascendas REIT	951,550	1,913,716
Ascott Residence Trust	526,232	461,573
CapitaLand Commercial Trust	933,764	1,189,137
CapitaLand Mall Trust	939,600	1,393,124
CapitaLand Retail China Trust	265,800	323,861
CDL Hospitality Trusts	318,300	381,988
First REIT[a]	308,100	313,211
Fortune REIT	523,000	633,489
Keppel REIT	836,500	721,438
Lippo Malls Indonesia Retail Trust	973,500	310,828
Mapletree Commercial Trust[a]	795,292	907,721
Mapletree Greater China Commercial Trust	771,400	665,293
Mapletree Industrial Trust[a]	512,500	729,778
Mapletree Logistics Trust	704,440	656,664
Suntec REIT	1,025,300	1,467,510

		12,069,331
SOUTH AFRICA — 1.44%
Arrowhead Properties Ltd. Class A	401,763	225,865
Delta Property Fund Ltd.	239,096	125,117
Emira Property Fund Ltd.	188,393	174,654
Growthpoint Properties Ltd.	1,103,276	1,912,228
Hyprop Investments Ltd.	101,017	759,704
Rebosis Property Fund Ltd.	200,911	152,020
Redefine Properties Ltd.	2,018,148	1,514,191
Resilient REIT Ltd.	119,004	1,185,222
SA Corporate Real Estate Ltd.	1,002,433	339,549
Vukile Property Fund Ltd.	270,986	377,507

		6,766,057

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Security	Shares	Value
SPAIN — 0.89%
Axiare Patrimonio SOCIMI SA	25,449	$477,314
Hispania Activos Inmobiliarios SOCIMI SA	35,544	613,030
Inmobiliaria Colonial SOCIMI SA	99,817	949,906
Lar Espana Real Estate SOCIMI SA	33,280	326,594
Merlin Properties SOCIMI SA	136,667	1,803,852

		4,170,696
TURKEY — 0.15%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	44,659	37,054
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	757,664	526,855
Is Gayrimenkul Yatirim Ortakligi AS	220,703	77,316
Torunlar Gayrimenkul Yatirim Ortakligi AS	35,364	61,478

		702,703
UNITED KINGDOM — 5.37%
Assura PLC	656,439	526,518
Big Yellow Group PLC	58,868	607,801
British Land Co. PLC (The)	412,073	3,288,748
Capital & Regional PLC	249,269	180,404
Custodian Reit PLC	129,684	201,490
Derwent London PLC	40,312	1,432,526
Empiric Student Property PLC	233,616	301,699
F&C UK REIT	123,748	174,191
GCP Student Living PLC	115,829	223,032
Great Portland Estates PLC	132,941	1,097,191
Hammerson PLC	321,059	2,234,077
Hansteen Holdings PLC	326,672	594,312
Intu Properties PLC	364,358	1,045,115
Land Securities Group PLC	285,413	3,661,279
LondonMetric Property PLC	269,066	630,289
NewRiver REIT PLC	110,125	489,760
Primary Health Properties PLC[a]	261,341	411,252
Redefine International PLC/Isle of Man	565,502	279,432
Regional REIT Ltd.[c]	131,558	182,564
Safestore Holdings PLC	82,964	490,486
Schroder REIT Ltd.	248,301	197,015
Segro PLC	398,462	2,873,219
Shaftesbury PLC	91,376	1,201,294
Standard Life Investment Property Income Trust Ltd.	188,773	230,000

Security	Shares	Value
Target Healthcare REIT Ltd.	125,913	$196,049
Tritax Big Box REIT PLC	554,122	1,083,902
UNITE Group PLC (The)	88,751	828,534
Workspace Group PLC	48,836	573,938

		25,236,117
UNITED STATES — 64.25%
Acadia Realty Trust	27,210	765,962
Agree Realty Corp.	11,053	522,696
Alexander’s Inc.	1,036	425,796
Alexandria Real Estate Equities Inc.	36,907	4,574,992
American Assets Trust Inc.	16,031	621,842
American Campus Communities Inc.	53,957	2,243,532
American Homes 4 Rent Class A	95,672	2,035,900
Apartment Investment & Management Co. Class A	62,674	2,756,403
Apple Hospitality REIT Inc.	87,238	1,652,288
Ashford Hospitality Trust Inc.	34,877	245,185
AvalonBay Communities Inc.	54,949	9,963,902
Boston Properties Inc.	61,810	7,490,136
Brandywine Realty Trust	72,071	1,260,522
Brixmor Property Group Inc.	123,583	2,158,995
Camden Property Trust	36,286	3,310,735
CareTrust REIT Inc.	29,402	555,698
CBL & Associates Properties Inc.[a]	55,178	432,596
Cedar Realty Trust Inc.	33,920	184,525
Chatham Lodging Trust	15,879	345,368
Chesapeake Lodging Trust	25,130	701,127
Columbia Property Trust Inc.	51,394	1,134,780
Corporate Office Properties Trust	39,611	1,264,779
Cousins Properties Inc.	164,653	1,485,170
CubeSmart	73,132	1,990,653
DCT Industrial Trust Inc.	37,049	2,149,583
DDR Corp.	126,863	973,039
DiamondRock Hospitality Co.	81,849	888,880
Digital Realty Trust Inc.	81,521	9,655,347
Douglas Emmett Inc.	58,537	2,329,187
Duke Realty Corp.	142,278	4,052,077
EastGroup Properties Inc.	13,263	1,201,495
Education Realty Trust Inc.[a]	30,524	1,065,288
Empire State Realty Trust Inc. Class Aa	50,744	1,017,417
EPR Properties	25,913	1,792,661
Equity Commonwealth[b]	49,550	1,488,978

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Security	Shares	Value
Equity LifeStyle Properties Inc.	32,347	$2,862,063
Equity Residential	142,664	9,595,581
Essex Property Trust Inc.	26,230	6,883,539
Extra Space Storage Inc.	48,885	3,988,527
Federal Realty Investment Trust	28,790	3,469,771
First Industrial Realty Trust Inc.	48,094	1,485,143
Forest City Realty Trust Inc. Class A	96,881	2,386,179
Four Corners Property Trust Inc.	23,861	588,889
Franklin Street Properties Corp.	44,727	447,270
Gaming and Leisure Properties Inc.	81,717	2,985,939
Getty Realty Corp.	13,478	382,910
GGP Inc.	247,676	4,819,775
Global Net Lease Inc.[a]	28,272	610,675
Government Properties Income Trust	1,741	31,634
Gramercy Property Trust	60,797	1,805,671
HCP Inc.	188,626	4,874,096
Healthcare Realty Trust Inc.	49,270	1,588,465
Healthcare Trust of America Inc. Class A	79,601	2,392,010
Hersha Hospitality Trust	16,398	290,081
Highwoods Properties Inc.	41,436	2,115,308
Hospitality Properties Trust	32,018	915,074
Host Hotels & Resorts Inc.	292,418	5,719,696
Hudson Pacific Properties Inc.	62,993	2,130,423
Investors Real Estate Trust	53,972	315,736
Invitation Homes Inc.	35,088	791,936
JBG SMITH Properties[b]	34,720	1,083,611
Kilroy Realty Corp.	38,864	2,768,283
Kimco Realty Corp.	166,020	3,014,923
Kite Realty Group Trust	26,169	489,099
LaSalle Hotel Properties	46,340	1,307,251
Lexington Realty Trust	99,393	1,005,857
Liberty Property Trust	59,584	2,554,962
Life Storage Inc.[a]	18,837	1,522,406
LTC Properties Inc.	16,290	757,648
Macerich Co. (The)	55,151	3,011,245
Mack-Cali Realty Corp.	37,421	852,076
Medical Properties Trust Inc.[a]	146,034	1,932,030
Mid-America Apartment Communities Inc.	45,227	4,628,983
Monmouth Real Estate Investment Corp.	29,242	498,284
National Health Investors Inc.	15,992	1,218,430

Security	Shares	Value
National Retail Properties Inc.[a]	60,039	$2,412,367
National Storage Affiliates Trust	17,484	433,428
New Senior Investment Group Inc.[a]	31,077	277,828
Omega Healthcare Investors Inc.[a]	78,504	2,265,625
Paramount Group Inc.	80,572	1,282,706
Park Hotels & Resorts Inc.	58,646	1,688,418
Pebblebrook Hotel Trust[a]	27,678	986,997
Pennsylvania REIT[a]	29,417	285,933
Physicians Realty Trust	72,851	1,266,150
Piedmont Office Realty Trust Inc. Class A	60,356	1,167,285
Prologis Inc.	210,627	13,602,292
PS Business Parks Inc.	8,186	1,083,253
Public Storage	59,303	12,290,547
QTS Realty Trust Inc. Class A	19,022	1,100,423
Quality Care Properties Inc.[b]	37,794	598,279
Ramco-Gershenson Properties Trust	34,033	429,837
Realty Income Corp.[a]	109,625	5,883,574
Regency Centers Corp.[a]	60,123	3,700,571
Retail Opportunity Investments Corp.	44,507	800,236
Retail Properties of America Inc. Class A	96,473	1,178,900
Rexford Industrial Realty Inc.	27,373	812,704
RLJ Lodging Trust	68,619	1,486,288
Ryman Hospitality Properties Inc.	17,861	1,181,148
Sabra Health Care REIT Inc.	70,342	1,401,213
Saul Centers Inc.	5,222	319,169
Select Income REIT	28,470	687,835
Senior Housing Properties Trust	52,476	965,558
Seritage Growth Properties Class Aa	10,105	415,619
Simon Property Group Inc.	124,313	19,309,538
SL Green Realty Corp.	38,829	3,715,159
Spirit Realty Capital Inc.[a]	195,212	1,622,212
STAG Industrial Inc.[a]	36,942	1,008,517
Starwood Waypoint Homes	51,058	1,853,916
STORE Capital Corp.	68,141	1,682,401
Summit Hotel Properties Inc.	41,497	656,068
Sun Communities Inc.	30,308	2,735,600
Sunstone Hotel Investors Inc.	89,568	1,461,750
Tanger Factory Outlet Centers Inc.[a]	38,116	867,139
Taubman Centers Inc.	24,254	1,145,274

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Security	Shares	Value
Terreno Realty Corp.	19,590	$719,345
Tier REIT Inc.	20,383	398,895
UDR Inc.	106,557	4,133,346
Universal Health Realty Income Trust[a]	5,492	402,069
Urban Edge Properties	38,884	912,219
Urstadt Biddle Properties Inc. Class A	12,510	271,842
Ventas Inc.	142,258	8,926,690
VEREIT Inc.	395,870	3,123,414
Vornado Realty Trust	69,068	5,170,430
Washington Prime Group Inc.[a]	76,307	597,484
Washington REIT	31,372	1,009,865
Weingarten Realty Investors	48,519	1,477,404
Welltower Inc.	147,043	9,845,999
WP Carey Inc.[a]	42,596	2,902,917
Xenia Hotels & Resorts Inc.	44,692	972,498

		301,785,187

TOTAL COMMON STOCKS (Cost: $471,546,065)		468,626,639

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.01%

MONEY MARKET FUNDS — 4.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[d,e,f]	18,540,039	$18,543,747
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[d,e]	271,416	271,416

		18,815,163

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,814,433)		18,815,163

TOTAL INVESTMENTS IN SECURITIES — 103.77% (Cost: $490,360,498)[g]		487,441,802
Other Assets, Less Liabilities — (3.77)%		(17,703,864)

NET ASSETS — 100.00%		$469,737,938

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $494,732,809. Net unrealized depreciation was $7,291,007, of which $23,955,596 represented gross unrealized appreciation on investments and $31,246,603 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	16,058,407	2,481,632	[b]	—	18,540,039	$18,543,747	$(5,129)	$(1,418)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	367,526	—		(96,110)[b]	271,416	271,416	—	—	2,386

						$18,815,163	$(5,129)	$(1,418)	$2,386

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$468,626,639	$—	$—	$468,626,639
Money market funds	18,815,163	—	—	18,815,163

Total	$487,441,802	$—	$—	$487,441,802

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 12.09%
BGP Holdings PLC[a,b]	6,603,392	$77
BWP Trust	433,780	1,027,737
Charter Hall Retail REIT	302,785	942,571
Cromwell Property Group	1,319,790	1,011,949
Dexus	901,874	6,756,071
Goodman Group	1,555,950	9,973,687
GPT Group (The)	1,594,900	6,224,508
Investa Office Fund	493,845	1,696,377
Mirvac Group	3,281,230	6,063,279
Scentre Group	4,532,140	13,969,574
Shopping Centres Australasia Property Group	654,442	1,179,215
Stockland	2,146,555	7,439,338
Vicinity Centres	2,903,920	5,900,439
Westfield Corp.	1,696,170	10,105,183

		72,290,005
AUSTRIA — 0.75%
BUWOG AG	94,589	2,728,340
CA Immobilien Anlagen AG	61,295	1,749,438

		4,477,778
BELGIUM — 1.33%
Aedifica SA	15,990	1,523,734
Befimmo SA	17,426	1,082,824
Cofinimmo SA	18,450	2,341,698
Intervest Offices & Warehouses NV	13,940	355,481
Leasinvest Real Estate SCA	1,845	206,035
Retail Estates NV	4,920	394,388
Warehouses De Pauw CVA	14,668	1,586,231
Wereldhave Belgium NV	2,053	217,639
Xior Student Housing NV	5,357	249,626

		7,957,656
CANADA — 5.92%
Allied Properties REIT	74,631	2,393,333
Artis REIT	134,480	1,451,103
Boardwalk REIT[c]	33,415	1,031,922
Canadian Apartment Properties REIT	119,515	3,158,697
Canadian REIT	65,190	2,356,570
Chartwell Retirement Residences	168,753	2,009,432
Cominar REIT	161,130	1,729,919
Crombie REIT	77,490	804,295
Dream Global REIT	120,950	1,046,150

Security	Shares	Value
Dream Office REIT	67,240	$1,140,748
First Capital Realty Inc.	130,191	2,066,331
Granite REIT	41,616	1,608,984
H&R REIT	252,765	4,200,005
Killam Apartment REIT	65,190	668,032
Northview Apartment Real Estate Investment Trust	44,704	807,315
Pure Industrial Real Estate Trust	232,889	1,203,197
RioCan REIT	286,795	5,444,010
SmartCentres Real Estate Investment Trust	102,910	2,313,499

		35,433,542
FINLAND — 0.23%
Citycon OYJ	343,785	839,432
Technopolis OYJ	119,925	540,665

		1,380,097
FRANCE — 7.22%
ANF Immobilier	6,970	179,851
Carmila SA	18,953	524,935
Fonciere des Regions	34,440	3,507,768
Gecina SA	39,395	6,392,923
ICADE	31,365	2,740,399
Klepierre SA	182,040	7,241,044
Mercialys SA	36,900	718,952
Unibail-Rodamco SE	87,535	21,909,091

		43,214,963
GERMANY — 8.36%
ADLER Real Estate AGb,c	25,387	391,420
ADO Properties SAd	25,889	1,273,028
alstria office REIT AG	117,260	1,660,398
Deutsche Euroshop AG	43,050	1,568,475
Deutsche Wohnen SE Bearer	314,470	13,395,288
DIC Asset AG	38,335	448,816
Grand City Properties SA	96,145	2,060,876
Hamborner REIT AG	68,061	720,408
LEG Immobilien AG	55,760	5,664,303
TAG Immobilien AG	130,403	2,242,995
TLG Immobilien AG	72,220	1,671,716
Vonovia SE	430,138	18,921,129

		50,018,852
HONG KONG — 17.20%
Champion REIT	1,845,000	1,331,404
CK Asset Holdings Ltd.	2,384,500	19,606,460
Hang Lung Properties Ltd.	1,845,000	4,237,791
Henderson Land Development Co. Ltd.	948,035	6,179,033

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
Hongkong Land Holdings Ltd.	1,045,500	$7,579,875
Hysan Development Co. Ltd.	509,000	2,459,599
Link REIT	1,953,500	16,413,126
New World Development Co. Ltd.	4,920,333	7,328,343
Sino Land Co. Ltd.	2,560,800	4,411,437
Sun Hung Kai Properties Ltd.	1,254,000	20,509,421
Swire Properties Ltd.	943,000	3,184,913
Wharf Holdings Ltd. (The)	1,060,900	9,647,883

		102,889,285
IRELAND — 0.45%
Green REIT PLC	609,554	1,072,251
Hibernia REIT PLC	618,895	1,063,448
Irish Residential Properties REIT PLC	332,715	571,704

		2,707,403
ISRAEL — 0.25%
Azrieli Group Ltd.	26,127	1,474,630

		1,474,630
ITALY — 0.19%
Beni Stabili SpA SIIQ	894,620	792,062
Immobiliare Grande Distribuzione SIIQ SpA	300,530	347,477

		1,139,539
JAPAN — 21.46%
Activia Properties Inc.	478	1,871,953
Advance Residence Investment Corp.	1,107	2,604,075
Aeon Mall Co. Ltd.	102,500	1,817,632
AEON REIT Investment Corp.[c]	1,230	1,238,335
Daiwa House REIT Investment Corp.	1,308	3,050,427
Daiwa Office Investment Corp.	223	1,083,305
Frontier Real Estate Investment Corp.	410	1,607,454
Fukuoka REIT Corp.	615	873,004
GLP J-REIT	2,050	2,058,479
Hulic Co. Ltd.	307,500	3,152,667
Hulic Reit Inc.	820	1,143,800
Industrial & Infrastructure Fund Investment Corp.	282	1,150,286
Invincible Investment Corp.	3,280	1,330,705
Japan Excellent Inc.	1,025	1,204,237
Japan Hotel REIT Investment Corp.	3,485	2,303,296
Japan Logistics Fund Inc.	820	1,472,146

Security	Shares	Value
Japan Prime Realty Investment Corp.	713	$2,293,422
Japan Real Estate Investment Corp.	1,073	5,023,638
Japan Rental Housing Investments Inc.	1,230	850,814
Japan Retail Fund Investment Corp.	2,460	4,360,151
Kenedix Office Investment Corp.	299	1,605,122
Kenedix Retail REIT Corp.	410	809,681
Mitsubishi Estate Co. Ltd.	1,045,500	18,820,472
Mitsui Fudosan Co. Ltd.	840,500	19,424,034
Mori Hills REIT Investment Corp.	1,230	1,435,343
Mori Trust Sogo REIT Inc.	880	1,255,373
Nippon Accommodations Fund Inc.	410	1,582,197
Nippon Building Fund Inc.	1,115	5,377,277
Nippon Prologis REIT Inc.	1,562	3,282,633
Nomura Real Estate Holdings Inc.	102,500	2,242,498
Nomura Real Estate Master Fund Inc.	3,485	4,358,167
NTT Urban Development Corp.	82,000	843,598
Orix JREIT Inc.	2,255	3,097,822
Premier Investment Corp.	1,025	904,757
Sekisui House Reit Inc.	820	908,545
Sekisui House Residential Investment Corp.	1,025	1,002,178
Sumitomo Realty & Development Co. Ltd.	410,000	13,584,881
Tokyo Tatemono Co. Ltd.	184,500	2,567,055
TOKYU REIT Inc.	820	962,668
United Urban Investment Corp.	2,665	3,829,926

		128,384,053
NETHERLANDS — 0.78%
Eurocommercial Properties NV	41,410	1,724,601
NSI NV	15,510	588,216
VastNed Retail NV	16,400	717,973
Wereldhave NV	35,875	1,630,537

		4,661,327
NEW ZEALAND — 0.19%
Kiwi Property Group Ltd.	1,258,849	1,142,647

		1,142,647
NORWAY — 0.23%
Entra ASA[d]	98,195	1,350,168

		1,350,168

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
SINGAPORE — 5.77%
Ascendas REIT	2,111,595	$4,246,749
CapitaLand Commercial Trust	2,094,267	2,667,024
CapitaLand Ltd.	2,214,000	5,964,019
CapitaLand Mall Trust	2,050,000	3,039,489
CDL Hospitality Trusts	711,700	854,103
City Developments Ltd.	410,000	3,894,157
Fortune REIT	1,230,000	1,489,848
Keppel REIT[c]	1,742,500	1,502,817
Mapletree Commercial Trust	1,722,055	1,965,499
Mapletree Industrial Trust	1,127,500	1,605,512
Mapletree Logistics Trust	1,459,161	1,360,199
Suntec REIT	2,234,500	3,198,235
UOL Group Ltd.	410,000	2,720,493

		34,508,144
SPAIN — 1.53%
Axiare Patrimonio SOCIMI SA	55,145	1,034,283
Hispania Activos Inmobiliarios SOCIMI SA	77,520	1,336,994
Inmobiliaria Colonial SOCIMI SA	219,145	2,085,488
Lar Espana Real Estate SOCIMI SA	79,229	777,517
Merlin Properties SOCIMI SA	296,921	3,919,025

		9,153,307
SWEDEN — 3.13%
Castellum AB	238,877	3,832,053
Catena AB	13,549	241,143
D. Carnegie & Co. ABb,c	31,571	436,506
Dios Fastigheter AB	73,124	480,401
Fabege AB	116,850	2,467,699
Fastighets AB Balder Class Bb,c	85,280	2,220,674
Hemfosa Fastigheter AB	132,043	1,604,048
Hufvudstaden AB Class A	96,760	1,592,672
Klovern AB Class B	500,017	673,116
Kungsleden AB	166,375	1,187,427
Pandox AB	58,835	1,072,436
Wallenstam AB Class B	165,077	1,541,965
Wihlborgs Fastigheter AB	58,015	1,377,647

		18,727,787
SWITZERLAND — 1.98%
Allreal Holding AG Registered	12,505	2,092,530
Mobimo Holding AG Registered	5,535	1,399,298
PSP Swiss Property AG Registered	34,850	3,069,653
Swiss Prime Site AG Registered	61,717	5,272,073

		11,833,554

Security	Shares	Value
UNITED KINGDOM — 10.42%
Assura PLC	1,572,555	$1,261,318
Big Yellow Group PLC	129,150	1,333,450
British Land Co. PLC (The)	909,176	7,256,119
Capital & Counties Properties PLC	643,905	2,273,642
Capital & Regional PLC	500,405	362,160
Custodian Reit PLC	276,135	429,032
Daejan Holdings PLC	4,100	337,293
Derwent London PLC	88,765	3,154,350
Empiric Student Property PLC	515,165	665,301
F&C Commercial Property Trust Ltd.	466,375	882,535
F&C UK REIT	197,210	277,598
GCP Student Living PLC	340,069	654,813
Grainger PLC	355,675	1,314,936
Great Portland Estates PLC	290,156	2,394,719
Hammerson PLC	700,690	4,875,725
Hansteen Holdings PLC	703,765	1,280,354
Helical PLC	91,635	373,578
Intu Properties PLC	780,230	2,237,991
Land Securities Group PLC	630,281	8,085,247
LondonMetric Property PLC	567,648	1,329,718
Medicx Fund Ltd.	356,085	426,759
NewRiver REIT PLC	263,473	1,171,745
Phoenix Spree Deutschland Ltd.	65,395	279,195
Picton Property Income Ltd. (The)	480,344	548,571
Primary Health Properties PLC	512,591	806,624
Redefine International PLC/Isle of Man	1,066,529	527,004
Regional REIT Ltd.[d]	236,365	328,006
Safestore Holdings PLC	179,904	1,063,599
Schroder REIT Ltd.	473,962	376,065
Segro PLC	879,450	6,341,514
Shaftesbury PLC	199,690	2,625,267
Standard Life Investment Property Income Trust Ltd.	353,010	430,106
Target Healthcare REIT Ltd.	222,015	345,682
Tritax Big Box REIT PLC	1,214,966	2,376,560
UK Commercial Property Trust Ltd.[c]	588,760	684,505
UNITE Group PLC (The)	208,385	1,945,377
Workspace Group PLC	106,600	1,252,802

		62,309,260

TOTAL COMMON STOCKS
(Cost: $598,789,898)		595,053,997

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	8,090,879	$8,092,497
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	480,922	480,922

		8,573,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,573,200)		8,573,419

Value
TOTAL INVESTMENTS IN SECURITIES — 100.91% (Cost: $607,363,098)[h]	$603,627,416
Other Assets, Less Liabilities — (0.91)%	(5,444,380)

NET ASSETS — 100.00%	$598,183,036

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $625,478,564. Net unrealized depreciation was $21,807,674, of which $44,124,146 represented gross unrealized appreciation on investments and $65,931,820 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,245,151	1,845,728	[b]	—	8,090,879	$8,092,497	$117	$(1,001)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	511,831	—		(30,909)[b]	480,922	480,922	—	—	1,757

						$8,573,419	$117	$(1,001)	$1,757

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
MSCI EAFE E-Mini	30	Dec 2017	$3,011	$43,474

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$595,053,920	$—	$77	$595,053,997
Money market funds	8,573,419	—	—	8,573,419

Total	$603,627,339	$—	$77	$603,627,416

Derivative financial instruments[a]:
Assets:
Futures contracts	$43,474	$—	$—	$43,474

Total	$43,474	$—	$—	$43,474

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2017

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,911,822,782	$188,362,728	$39,424,481
Affiliated (Note 2)	252,615,170	15,562,438	302,029

Total cost of investments in securities	$3,164,437,952	$203,925,166	$39,726,510

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,130,946,440	$196,910,551	$38,489,175
Affiliated (Note 2)	252,639,649	15,562,704	302,061
Foreign currency, at value[b]	—	—	64,708
Cash pledged to broker for futures contracts	161,000	10,000	—
Receivables:
Dividends and interest	894,980	132,367	39,212
Capital shares sold	19,369	—	—
Futures variation margin	10,497	500	—
Tax reclaims	—	—	56,147

Total Assets	3,384,671,935	212,616,122	38,951,303

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	246,726,257	15,337,205	293,797
Capital shares redeemed	9,080	—	—
Investment advisory fees (Note 2)	919,864	12,173	15,711

Total Liabilities	247,655,201	15,349,378	309,508

NET ASSETS	$3,137,016,734	$197,266,744	$38,641,795

Net assets consist of:
Paid-in capital	$3,089,457,288	$191,204,795	$43,078,090
Distributions in excess of net investment income	(17,346,628)	(823,673)	(26,572)
Accumulated net realized loss	(154,256,741)	(1,659,759)	(3,475,211)
Net unrealized appreciation (depreciation)	219,162,815	8,545,381	(934,512)

NET ASSETS	$3,137,016,734	$197,266,744	$38,641,795

Shares outstanding[c]	31,450,000	4,050,000	1,000,000

Net asset value per share	$99.75	$48.71	$38.64

[a]	Securities on loan with values of $240,711,330, $14,827,039 and $170,330, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $64,807, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2017

	iShares Global REIT ETF	iShares International Developed Real Estate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$471,546,065	$598,789,898
Affiliated (Note 2)	18,814,433	8,573,200

Total cost of investments in securities	$490,360,498	$607,363,098

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$468,626,639	$595,053,997
Affiliated (Note 2)	18,815,163	8,573,419
Foreign currency, at value[b]	831,482	1,003,407
Cash pledged to broker for futures contracts	—	119,000
Receivables:
Investment securities sold	81	—
Due from custodian (Note 4)	—	14,000
Dividends and interest	706,624	1,446,423
Futures variation margin	—	11,250
Tax reclaims	53,653	215,579
Foreign withholding tax claims (Note 8)	—	100,356

Total Assets	489,033,642	606,537,431

LIABILITIES
Payables:
Investment securities purchased	695,364	14,000
Collateral for securities on loan (Note 1)	18,544,346	8,090,056
Due to custodian	—	8,000
Professional fees (Note 8)	—	1,004
Investment advisory fees (Note 2)	55,994	241,335

Total Liabilities	19,295,704	8,354,395

NET ASSETS	$469,737,938	$598,183,036

Net assets consist of:
Paid-in capital	$478,569,108	$684,430,435
Distributions in excess of net investment income	(3,395,191)	(1,239,908)
Accumulated net realized loss	(2,497,945)	(81,306,429)
Net unrealized depreciation	(2,938,034)	(3,701,062)

NET ASSETS	$469,737,938	$598,183,036

Shares outstanding[c]	18,600,000	20,500,000

Net asset value per share	$25.25	$29.18

[a]	Securities on loan with values of $17,780,866 and $7,034,382, respectively. See Note 1.
[b]	Cost of foreign currency: $844,797 and $1,003,802, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$36,646,807	$2,052,303	$854,429
Dividends — affiliated (Note 2)	15,546	938	79
Interest — unaffiliated	110	—	—
Securities lending income — affiliated — net (Note 2)	253,794	12,665	6,072

Total investment income	36,916,257	2,065,906	860,580

EXPENSES
Investment advisory fees (Note 2)	5,554,370	60,699	96,368
Proxy fees	70,416	2,707	906

Total expenses	5,624,786	63,406	97,274

Net investment income	31,291,471	2,002,500	763,306

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,475,032)	(504,391)	(226,722)
Investments — affiliated (Note 2)	8,328	(918)	(110)
In-kind redemptions — unaffiliated	60,138,965	2,516,292	35,523
Futures contracts	(160,817)	(3,050)	—
Foreign currency transactions	—	—	13,698

Net realized gain (loss)	38,511,444	2,007,933	(177,611)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(17,202,309)	(2,092,417)	3,025,348
Investments — affiliated (Note 2)	(45,318)	(422)	(48)
Futures contracts	14,678	(2,708)	—
Translation of assets and liabilities in foreign currencies	—	—	635

Net change in unrealized appreciation/depreciation	(17,232,949)	(2,095,547)	3,025,935

Net realized and unrealized gain (loss)	21,278,495	(87,614)	2,848,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,569,966	$1,914,886	$3,611,630

[a]	Net of foreign withholding tax of $ —, $ — and $81,842, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2017

	iShares Global REIT ETF	iShares International Developed Real Estate ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,911,427	$10,049,272
Dividends — affiliated (Note 2)	2,386	1,757
Securities lending income — affiliated — net (Note 2)	47,312	44,620

Total investment income	6,961,125	10,095,649

EXPENSES
Investment advisory fees (Note 2)	286,948	1,324,402
Proxy fees	7,627	11,352

Total expenses	294,575	1,335,754

Net investment income	6,666,550	8,759,895

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,429,304)	(1,606,020)
Investments — affiliated (Note 2)	(5,129)	117
In-kind redemptions — unaffiliated	—	1,707,918
Futures contracts	—	9,722
Foreign currency transactions	33,500	100,238

Net realized gain (loss)	(1,400,933)	211,975

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(1,531,344)	19,590,051
Investments — affiliated (Note 2)	(1,418)	(1,001)
Futures contracts	—	43,474
Translation of assets and liabilities in foreign currencies	(22,588)	(8,540)

Net change in unrealized appreciation/depreciation	(1,555,350)	19,623,984

Net realized and unrealized gain (loss)	(2,956,283)	19,835,959

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,710,267	$28,595,854

[a]	Net of foreign withholding tax of $377,049 and $890,719, respectively.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Cohen & Steers REIT ETF		iShares Core U.S. REIT ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,291,471	$88,533,750	$2,002,500	$2,047,168
Net realized gain	38,511,444	262,911,675	2,007,933	4,138,699
Net change in unrealized appreciation/depreciation	(17,232,949)	(239,218,059)	(2,095,547)	(2,249,143)

Net increase in net assets resulting from operations	52,569,966	112,227,366	1,914,886	3,936,724

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,638,099)	(139,614,589)	(2,826,173)	(2,995,924)

Total distributions to shareholders	(48,638,099)	(139,614,589)	(2,826,173)	(2,995,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	191,690,254	711,492,672	85,632,389	68,418,181
Cost of shares redeemed	(298,353,392)	(1,124,603,633)	(12,219,657)	(18,916,999)

Net increase (decrease) in net assets from capital share transactions	(106,663,138)	(413,110,961)	73,412,732	49,501,182

INCREASE (DECREASE) IN NET ASSETS	(102,731,271)	(440,498,184)	72,501,445	50,441,982

NET ASSETS
Beginning of period	3,239,748,005	3,680,246,189	124,765,299	74,323,317

End of period	$3,137,016,734	$3,239,748,005	$197,266,744	$124,765,299

Distributions in excess of net investment income included in net assets at end of period	$(17,346,628)	$—	$(823,673)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	6,950,000	1,750,000	1,400,000
Shares redeemed	(2,950,000)	(11,250,000)	(250,000)	(400,000)

Net increase (decrease) in shares outstanding	(1,050,000)	(4,300,000)	1,500,000	1,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe Developed Real Estate ETF		iShares Global REIT ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$763,306	$1,628,797	$6,666,550	$8,038,720
Net realized gain (loss)	(177,611)	(2,283,525)	(1,400,933)	11,405,931
Net change in unrealized appreciation/depreciation	3,025,935	(3,553,283)	(1,555,350)	(12,686,698)

Net increase (decrease) in net assets resulting from operations	3,611,630	(4,208,011)	3,710,267	6,757,953

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(836,733)	(1,664,667)	(7,730,089)	(11,961,771)
From net realized gain	—	—	—	(308,465)

Total distributions to shareholders	(836,733)	(1,664,667)	(7,730,089)	(12,270,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,683,040	122,938,852	282,082,713
Cost of shares redeemed	(5,636,737)	(32,422,164)	—	(70,661,906)

Net increase (decrease) in net assets from capital share transactions	(5,636,737)	(30,739,124)	122,938,852	211,420,807

INCREASE (DECREASE) IN NET ASSETS	(2,861,840)	(36,611,802)	118,919,030	205,908,524

NET ASSETS
Beginning of period	41,503,635	78,115,437	350,818,908	144,910,384

End of period	$38,641,795	$41,503,635	$469,737,938	$350,818,908

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(26,572)	$46,855	$(3,395,191)	$(2,331,652)

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	4,800,000	11,000,000
Shares redeemed	(150,000)	(950,000)	—	(2,700,000)

Net increase (decrease) in shares outstanding	(150,000)	(900,000)	4,800,000	8,300,000

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Developed Real Estate ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,759,895	$17,817,870
Net realized gain (loss)	211,975	(6,091,729)
Net change in unrealized appreciation/depreciation	19,623,984	(27,766,061)

Net increase (decrease) in net assets resulting from operations	28,595,854	(16,039,920)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,946,392)	(34,765,645)

Total distributions to shareholders	(8,946,392)	(34,765,645)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	72,773,477	241,248,345
Cost of shares redeemed	(14,211,013)	(370,950,015)

Net increase (decrease) in net assets from capital share transactions	58,562,464	(129,701,670)

INCREASE (DECREASE) IN NET ASSETS	78,211,926	(180,507,235)

NET ASSETS
Beginning of period	519,971,110	700,478,345

End of period	$598,183,036	$519,971,110

Distributions in excess of net investment income included in net assets at end of period	$(1,239,908)	$(1,053,411)

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	8,600,000
Shares redeemed	(500,000)	(13,400,000)

Net increase (decrease) in shares outstanding	2,000,000	(4,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$99.68	$100.01	$95.12	$85.53	$88.36	$78.78

Income from investment operations:
Net investment income[a]	0.98	2.42	2.23	2.41	2.07	1.91
Net realized and unrealized gain (loss)[b]	0.61	1.15	6.33	10.13	(2.30)	10.03

Total from investment operations	1.59	3.57	8.56	12.54	(0.23)	11.94

Less distributions from:
Net investment income	(1.52)	(3.90)	(3.67)	(2.95)	(2.60)	(2.36)

Total distributions	(1.52)	(3.90)	(3.67)	(2.95)	(2.60)	(2.36)

Net asset value, end of period	$99.75	$99.68	$100.01	$95.12	$85.53	$88.36

Total return	1.57%[c]	3.58%	9.22%	14.80%	0.05%	15.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,137,017	$3,239,748	$3,680,246	$3,410,150	$2,715,666	$3,189,852
Ratio of expenses to average net assets[d]	0.34%	0.34%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.91%	2.37%	2.33%	2.57%	2.58%	2.40%
Portfolio turnover rate[e]	7%[c]	8%	14%	8%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$48.93	$47.95	$46.04	$42.38	$45.04	$39.29

Income from investment operations:
Net investment income[a]	0.66	1.27	1.02	1.04	1.17	1.14
Net realized and unrealized gain (loss)[b]	0.03	1.60	2.77	4.19	(2.30)	6.01

Total from investment operations	0.69	2.87	3.79	5.23	(1.13)	7.15

Less distributions from:
Net investment income	(0.91)	(1.89)	(1.88)	(1.57)	(1.53)	(1.40)

Total distributions	(0.91)	(1.89)	(1.88)	(1.57)	(1.53)	(1.40)

Net asset value, end of period	$48.71	$48.93	$47.95	$46.04	$42.38	$45.04

Total return	1.39%[c]	6.02%	8.48%	12.44%	(2.21)%	18.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$197,267	$124,765	$74,323	$85,180	$80,527	$103,598
Ratio of expenses to average net assets[d]	0.08%	0.28%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.64%	2.57%	2.22%	2.26%	2.89%	2.81%
Portfolio turnover rate[e]	6%[c]	30%	11%	10%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$36.09	$38.11	$39.39	$37.33	$32.37	$27.68

Income from investment operations:
Net investment income[a]	0.73	0.97	0.93	1.18	0.96	1.09
Net realized and unrealized gain (loss)[b]	2.60	(2.09)	(0.91)	1.90	5.13	4.91

Total from investment operations	3.33	(1.12)	0.02	3.08	6.09	6.00

Less distributions from:
Net investment income	(0.78)	(0.90)	(1.30)	(1.02)	(1.13)	(1.31)

Total distributions	(0.78)	(0.90)	(1.30)	(1.02)	(1.13)	(1.31)

Net asset value, end of period	$38.64	$36.09	$38.11	$39.39	$37.33	$32.37

Total return	9.29%[c]	(2.97)%	0.16%	8.39%	19.62%	22.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,642	$41,504	$78,115	$80,746	$37,332	$16,184
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.80%	2.75%	2.47%	3.15%	2.82%	3.78%
Portfolio turnover rate[e]	6%[c]	9%	14%	15%	9%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Period from Jul. 8, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$25.42	$26.35	$25.81	$24.90

Income from investment operations:
Net investment income[b]	0.42	0.86	0.87	0.69
Net realized and unrealized gain (loss)[c]	(0.11)	(0.47)	0.64	0.87

Total from investment operations	0.31	0.39	1.51	1.56

Less distributions from:
Net investment income	(0.48)	(1.29)	(0.97)	(0.65)
Net realized gain	—	(0.03)	—	—

Total distributions	(0.48)	(1.32)	(0.97)	(0.65)

Net asset value, end of period	$25.25	$25.42	$26.35	$25.81

Total return	1.22%[d]	1.53%	6.17%	6.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$469,738	$350,819	$144,910	$23,226
Ratio of expenses to average net assets[e]	0.14%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	3.25%	3.31%	3.47%	3.23%
Portfolio turnover rate[f]	3%[d]	5%	9%	12%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$28.11	$30.06	$32.17	$30.79	$36.55	$29.21

Income from investment operations:
Net investment income[a]	0.46	0.82	0.75	1.16	0.93	0.95
Net realized and unrealized gain (loss)[b]	1.09	(0.76)	(1.79)	1.27	(3.08)	8.27

Total from investment operations	1.55	0.06	(1.04)	2.43	(2.15)	9.22

Less distributions from:
Net investment income	(0.48)	(2.01)	(1.07)	(1.05)	(3.61)	(1.88)

Total distributions	(0.48)	(2.01)	(1.07)	(1.05)	(3.61)	(1.88)

Net asset value, end of period	$29.18	$28.11	$30.06	$32.17	$30.79	$36.55

Total return	5.54%[c]	0.63%[d]	(3.11)%	8.06%	(5.27)%	32.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$598,183	$519,971	$700,478	$1,000,337	$775,820	$1,977,536
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 8)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	3.17%	2.85%[d]	2.56%	3.71%	2.86%	2.99%
Portfolio turnover rate[f]	3%[c]	7%	12%	11%	9%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases:
•	Total return by 0.04%.
•	Ratio of net investment income to average net assets by 0.01%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Core U.S. REIT	Diversified
Europe Developed Real Estate	Non-diversified
Global REIT	Diversified
International Developed Real Estate	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Cohen & Steers REIT
BNP Paribas New York Branch	$4,700,536	$4,654,848	$(45,688)
Citigroup Global Markets Inc.	8,236,230	8,236,230	—
Credit Suisse Securities (USA) LLC	4,687,177	4,687,177	—
Goldman Sachs & Co.	17,792,241	17,792,241	—
HSBC Bank PLC	246,816	246,816	—
Jefferies LLC	1,674,000	1,674,000	—
JPMorgan Securities LLC	30,721,122	30,721,122	—
Merrill Lynch, Pierce, Fenner & Smith	53,858,079	53,721,991	(136,088)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	64,808,621	64,808,621	—
Nomura Securities International Inc.	990,081	990,081	—
State Street Bank & Trust Company	20,607,134	20,607,134	—
UBS AG	1,871,352	1,871,352	—
UBS Securities LLC	30,480,917	30,480,917	—
Wells Fargo Securities LLC	37,024	37,024	—

	$240,711,330	$240,529,554	$(181,776)

Core U.S. REIT
Barclays Capital Inc.	$153,586	$153,586	$—
Citigroup Global Markets Inc.	557,554	557,554	—
Credit Suisse Securities (USA) LLC	1,239,888	1,239,888	—
Goldman Sachs & Co.	1,188,194	1,188,194	—
HSBC Bank PLC	7,462	7,462	—
JPMorgan Securities LLC	4,024,457	4,024,457	—
Merrill Lynch, Pierce, Fenner & Smith	314,539	314,539	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,090,528	5,090,528	—
Nomura Securities International Inc.	1,216,121	1,216,121	—
SG Americas Securities LLC	797,431	797,431	—
State Street Bank & Trust Company	1,073	1,073	—
UBS AG	145,308	145,308	—
UBS Securities LLC	90,898	90,898	—

	$14,827,039	$14,827,039	$—

Europe Developed Real Estate
Jefferies LLC	$112,265	$112,265	$—
Merrill Lynch, Pierce, Fenner & Smith	57,664	57,664	—
Morgan Stanley & Co. LLC	401	401	—

	$170,330	$170,330	$—

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global REIT
Citigroup Global Markets Inc.	$700,625	$700,625	$—
Credit Suisse Securities (USA) LLC	1,308,340	1,308,340	—
Deutsche Bank Securities Inc.	738,665	738,665	—
Goldman Sachs & Co.	2,835,768	2,835,768	—
HSBC Bank PLC	86,913	86,913	—
Jefferies LLC	180,098	180,098	—
JPMorgan Securities LLC	3,489,389	3,489,389	—
Merrill Lynch, Pierce, Fenner & Smith	1,109,329	1,109,329	—
State Street Bank & Trust Company	7,331,739	7,331,739	—

	$17,780,866	$17,780,866	$—

International Developed Real Estate
Goldman Sachs & Co.	$1,158,928	$1,158,928	$—
Jefferies LLC	594,334	594,334	—
JPMorgan Securities LLC	4,151,587	4,151,587	—
Merrill Lynch, Pierce, Fenner & Smith	549,249	549,249	—
Morgan Stanley & Co. LLC	214,610	214,610	—
State Street Bank & Trust Company	365,674	365,674	—

	$7,034,382	$7,034,382	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.3500%		First $121 billion
0.3325	[a]	Over $121 billion, up to and including $181 billion
0.3159	[a]	Over $181 billion, up to and including $231 billion
0.3001	[a]	Over $231 billion, up to and including $281 billion
0.2851	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. REIT	0.08%
Europe Developed Real Estate	0.48
Global REIT	0.14
International Developed Real Estate	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Cohen & Steers REIT ETF and iShares Core U.S. REIT ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$134,540
Core U.S. REIT	6,531
Europe Developed Real Estate	1,516
Global REIT	14,928
International Developed Real Estate	11,271

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$16,922,222	$45,186,307
Core U.S. REIT	1,796,430	2,440,203
Europe Developed Real Estate	87,719	87,190
International Developed Real Estate	960,173	51,362

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$221,799,707	$222,182,366
Core U.S. REIT	10,059,934	8,565,583
Europe Developed Real Estate	2,383,619	2,447,729
Global REIT	25,178,867	12,285,320
International Developed Real Estate	19,798,893	18,621,852

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$190,863,756	$297,591,914
Core U.S. REIT	83,744,632	11,894,578
Europe Developed Real Estate	—	5,484,701
Global REIT	110,992,058	—
International Developed Real Estate	71,076,633	14,010,425

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of October 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Cohen & Steers REIT ETF	iShares International Developed Real Estate ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$14,678	$43,474

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares Core U.S. REIT ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$2,708

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended October 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares International Developed Real Estate ETF
Equity contracts:
Futures contracts	$(160,817)	$(3,050)	$9,722

	Net Change in Unrealized Appreciation/Depreciation
	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares International Developed Real Estate ETF
Equity contracts:
Futures contracts	$14,678	$(2,708)	$43,474

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2017:

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares International Developed Real Estate ETF
Average notional value of contracts purchased	$1,885,467	$105,333	$1,003,700

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a Fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Cohen & Steers REIT	$—	$96,413,332	$—	$96,413,332
Core U.S. REIT	819,000	1,850,515	—	2,669,515
Europe Developed Real Estate	1,813,353	616,993	495,537	2,925,883
International Developed Real Estate	53,410,043	9,938,969	6,772,206	70,121,218

[a]	Must be utilized prior to losses subject to expiration.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Developed Real Estate ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credits in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	55

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares Cohen & Steers REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

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shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that it had previously approved a revised Advisory Contracts for the Fund which lowered the investment advisory fee rate from 48 basis points to 8 basis points, which was not fully reflected in the Broadridge data.

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In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the

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value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe Developed Real Estate ETF and iShares Global REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the

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Contract (Unaudited) (Continued)

iSHARES® TRUST

various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds,

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including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Contract (Unaudited) (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Cohen & Steers REIT	$1.508684	$—	$0.012109	$1.520793	99%	—%	1%	100%
Core U.S. REIT	0.860520	—	0.459300	0.906450	95	—	5	100
Global REIT	0.472979	—	0.011916	0.484895	98	—	2	100

SUPPLEMENTAL INFORMATION	69

Notes:

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-405-1017

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:     May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:     May 4, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:     May 4, 2018